As filed with the Securities and Exchange Commission on December 12, 1997
                       1933 Act Registration No. 33-64368
                       1940 Act Registration No. 811-7784

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  [  X  ]

            Pre-Effective Amendment No.   [    ]           [     ]

            Post-Effective Amendment No.  [ 13 ]           [  X  ]
                                           ----             -----
                        and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          [  X  ]
                                                                          -----

            Amendment No.  [ 11 ]                   [  X  ]
                            ----                     -----

                        (Check appropriate box or boxes)

                         NEUBERGER & BERMAN EQUITY TRUST
                         -------------------------------
             (Exact Name of the Registrant as Specified in Charter)
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including area code: (212) 476-8800

                           Lawrence Zicklin, President
                         Neuberger & Berman Equity Trust
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

                            Arthur C. Delibert, Esq.
                           Kirkpatrick & Lockhart LLP
                         1800 Massachusetts Avenue, N.W.
                                    2nd Floor
                           Washington, D.C. 20036-1800
                   (Names and Addresses of agents for service)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

     immediately upon filing pursuant to paragraph (b)
---
 X   on December 15, 1997 pursuant to paragraph (b)
---
     60 days after filing pursuant to paragraph (a)(1)
---
     on  _______________, pursuant to paragraph (a)(1)
---
     75 days after  filing  pursuant to paragraph (a)(2)
---
     on _______________, pursuant to paragraph (a)(2)
---

     Registrant has filed a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, and filed the notice required by such rule for its 1997 fiscal year on November 25, 1997.

     Neuberger  &  Berman   Equity  Trust  is  a   "master/feeder   fund."  This
Post-Effective Amendment No. 13 includes a signature page for the master fund, Equity Managers Trust, and appropriate officers and trustees thereof.

                             Page _______ of _______
                             Exhibit Index Begins on
                             Page _______

                         NEUBERGER & BERMAN EQUITY TRUST

            CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 13 ON FORM N-1A

     This  post-effective   amendment  consists  of  the  following  papers  and
documents:

Cover Sheet

Contents of Post-Effective Amendment No. 13 on Form N-1A

Cross Reference Sheets

Neuberger & Berman Focus Trust
Neuberger & Berman Genesis Trust
Neuberger & Berman Guardian Trust
Neuberger & Berman Manhattan Trust
Neuberger & Berman Partners Trust
---------------------------------
     Part A - Prospectus

     Part B - Statement of Additional Information

Neuberger & Berman Guardian Trust
---------------------------------
     Part A - Prospectus

     Part B - Statement of Additional Information

Neuberger & Berman NYCDC Socially Responsive Trust
--------------------------------------------------
     Part A - Prospectus

     Part B - Statement of Additional Information

Part C - Other Information

Signature Pages

Exhibits

                         NEUBERGER & BERMAN EQUITY TRUST
                  POST-EFFECTIVE AMENDMENT NO. 13 ON FORM N-1A


                             Cross Reference Sheets

              This cross reference sheet relates to the Prospectus
                   and Statement of Additional Information for
                         Neuberger & Berman Focus Trust
                        Neuberger & Berman Genesis Trust
                        Neuberger & Berman Guardian Trust
                       Neuberger & Berman Manhattan Trust
                        Neuberger & Berman Partners Trust
                        ---------------------------------

             Form N-1A Item No.        Caption in Part A Prospectus
             ------------------        ----------------------------

Item 1.      Cover Page                Front Cover Page

Item 2.      Synopsis                  Expense Information; Summary

Item 3.      Condensed Financial       Performance Information
             Information

Item 4.      General Description of    Investment Program; Description of
             Registrant                Investments; Special Information
                                       Regarding Organization,
                                       Capitalization, and Other Matters

Item 5.      Management of the Fund    Management and Administration; Other
                                       Information; Back Cover Page

Item 6.      Capital Stock and Other   Front Cover Page; Dividends, Other
             Securities                Distributions, and Taxes; Special
                                       Information Regarding Organization,
                                       Capitalization, and Other Matters

Item 7.      Purchase of Securities    Shareholder Services; Share Prices and
             Being Offered             Net Asset Value; Management and
                                       Administration

Item 8.      Redemption or Repurchase  Shareholder Services; Share Prices and
                                       Net Asset Value

Item 9.      Pending Legal Proceedings Not Applicable

                                       Caption in Part B
             Form N-1A Item No.        Statement of Additional Information
             ------------------        -----------------------------------

Item 10.     Cover Page                Cover Page

Item 11.     Table of Contents         Table of Contents

Item 12.     General Information and   Organization
             History

Item 13.     Investment Objectives     Investment Information; Certain Risk
             and Policies              Considerations

Item 14.     Management of the Fund    Trustees And Officers

                                       Caption in Part B
             Form N-1A Item No.        Statement of Additional Information
             ------------------        -----------------------------------

Item 15.     Control Persons and       Not Applicable
             Principal Holders of
             Securities

Item 16.     Investment Advisory and   Investment Management and
             Other Services            Administration Services; Trustees And
                                       Officers; Distribution Arrangements;
                                       Reports To Shareholders; Custodian And
                                       Transfer Agent; Independent Auditors

Item 17.     Brokerage Allocation      Portfolio Transactions

Item 18.     Capital Stock and Other   Investment Information; Additional
             Securities                Redemption Information; Dividends and
                                       Other Distributions

Item 19.     Purchase, Redemption      Distribution Arrangements; Additional
                                       Exchange Information; Additional
                                       Redemption Information

Item 20.     Tax Status                Dividends and Other Distributions;
                                       Additional Tax Information

Item 21.     Underwriters              Investment Management and
                                       Administration Services; Distribution
                                       Arrangements

Item 22.     Calculation of            Performance Information
             Performance Data

Item 23.     Financial Statements      Financial Statements

             Prospectus and Statement of Additional Information for
                        Neuberger & Berman Guardian Trust
                        ---------------------------------

             Form N-1A Item No.         Caption in Part A Prospectus
             ------------------         ----------------------------

Item 1.      Cover Page                Front Cover Page

Item 2.      Synopsis                  Expense Information; Summary

Item 3.      Condensed Financial       Performance Information
             Information

Item 4.      General Description of    Investment Program; Description of
             Registrant                Investments; Special Information
                                       Regarding Organization,
                                       Capitalization, and Other Matters

Item 5.      Management of the Fund    Management and Administration; Other
                                       Information; Back Cover Page

Item 6.      Capital Stock and Other   Front Cover Page; Dividends, Other
             Securities                Distributions, and Taxes; Special
                                       Information Regarding Organization,
                                       Capitalization, and Other Matters

Item 7.      Purchase of Securities    Shareholder Services; Share Prices and
             Being Offered             Net Asset Value; Management and
                                       Administration

Item 8.      Redemption or Repurchase  Shareholder Services; Share Prices and
                                       Net Asset Value

Item 9.      Pending Legal Proceedings Not Applicable

                                       Caption in Part B
             Form N-1A Item No.        Statement of Additional Information
             ------------------        -----------------------------------

Item 10.     Cover Page                Cover Page

Item 11.     Table of Contents         Table of Contents

Item 12.     General Information and   Not Applicable
             History

Item 13.     Investment Objectives     Investment Information; Certain Risk
             and Policies              Considerations

Item 14.     Management of the Fund    Trustees And Officers

Item 15.     Control Persons and       Control Persons and Principal Holders
             Principal Holders of      of Securities
             Securities

Item 16.     Investment Advisory and   Investment Management and
             Other Services            Administration Services; Trustees And
                                       Officers; Distribution Arrangements;
                                       Reports To Shareholders; Custodian And
                                       Transfer Agent; Independent Auditors

Item 17.     Brokerage Allocation      Portfolio Transactions

Item 18.     Capital Stock and Other   Investment Information; Additional
             Securities                Redemption Information; Dividends and
                                       Other Distributions

Item 19.     Purchase, Redemption      Distribution Arrangements; Additional
                                       Redemption Information

                                       Caption in Part B
             Form N-1A Item No.        Statement of Additional Information
             ------------------        -----------------------------------

Item 20.     Tax Status                Dividends and Other Distributions;
                                       Additional Tax Information

Item 21.     Underwriters              Investment Management and
                                       Administration Services; Distribution
                                       Arrangements

Item 22.     Calculation of            Performance Information
             Performance Data

Item 23.     Financial Statements      Financial Statements

             Prospectus and Statement of Additional Information for
               Neuberger & Berman NYCDC Socially Responsive Trust
               --------------------------------------------------

             Form N-1A Item No.        Caption in Part A Prospectus
             ------------------        ----------------------------

Item 1.      Cover Page                Front Cover Page

Item 2.      Synopsis                  Expense Information; Summary

Item 3.      Condensed Financial       Performance Information
             Information

Item 4.      General Description of    Investment Program; Description of
             Registrant                Investments; Special Information
                                       Regarding Organization,
                                       Capitalization, and Other Matters

Item 5.      Management of the Fund    Management and Administration;
                                       Directory; Back Cover Page

Item 6.      Capital Stock and Other   Front Cover Page; Dividends, Other
             Securities                Distributions, and Taxes; Special
                                       Information Regarding Organization,
                                       Capitalization, and Other Matters

Item 7.      Purchase of Securities    How to Buy and Sell Shares; Share
             Being Offered             Prices and Net Asset Value; Management
                                       and Administration

Item 8.      Redemption or Repurchase  How to Buy and Sell Shares; Share
                                       Prices and Net Asset Value

Item 9.      Pending Legal Proceedings Not Applicable

                                       Caption in Part B
             Form N-1A Item No.        Statement of Additional Information
             ------------------        -----------------------------------

Item 10.     Cover Page                Cover Page

Item 11.     Table of Contents         Table of Contents

Item 12.     General Information and   Not Applicable
             History

Item 13.     Investment Objectives     Investment Information; Certain Risk
             and Policies              Considerations

Item 14.     Management of the Fund    Trustees And Officers

Item 15.     Control Persons and       Control Persons and Principal Holders
             Principal Holders of      of Securities
             Securities

Item 16.     Investment Advisory and   Investment Management and
             Other Services            Administration Services; Trustees And
                                       Officers; Distribution Arrangements;
                                       Reports To Shareholders; Custodian And
                                       Transfer Agent; Independent Accountants

Item 17.     Brokerage Allocation      Portfolio Transactions

Item 18.     Capital Stock and Other   Investment Information; Additional
             Securities                Redemption Information; Dividends and
                                       Other Distributions

Item 19.     Purchase, Redemption      Distribution Arrangements; Additional
                                       Redemption Information

                                       Caption in Part B
             Form N-1A Item No.        Statement of Additional Information
             ------------------        -----------------------------------

Item 20.     Tax Status                Dividends and Other Distributions;
                                       Additional Tax Information

Item 21.     Underwriters              Investment Management and
                                       Administration Services; Distribution
                                       Arrangements

Item 22.     Calculation of            Performance Information
             Performance Data

Item 23.     Financial Statements      Financial Statements



                                     Part C
                                     ------

     Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Post-Effective Amendment No. 13.

            Neuberger&Berman                                    Neuberger&Berman


EQUITY TRUST                                                    EQUITY ASSETS



------------------------------

            No-Load Equity Funds
--------------------------------------------------------------------------------


Neuberger&Berman FOCUS TRUST             Neuberger&Berman MANHATTAN TRUST
Neuberger&Berman GENESIS TRUST           Neuberger&Berman PARTNERS TRUST
Neuberger&Berman GUARDIAN TRUST          Neuberger&Berman SOCIALLY RESPONSIVE TRUST



    YOU CAN BUY, OWN, AND SELL FUND SHARES ONLY THROUGH AN ACCOUNT WITH AN ADMINISTRATOR, BROKER-DEALER, OR OTHER INSTITUTION THAT PROVIDES ACCOUNTING, RECORDKEEPING, AND OTHER SERVICES TO INVESTORS AND THAT HAS AN ADMINISTRATIVE SERVICES AGREEMENT WITH NEUBERGER&BERMAN MANAGEMENT INCORPORATED(R) (EACH AN "INSTITUTION").

--------------------------------------------------------------------------------

    Each of the above-named funds (a "Fund") invests all of its net investable assets in its corresponding portfolio (a "Portfolio") of Equity Managers Trust ("Managers Trust"), an open-end management investment company managed by Neuberger&Berman Management Incorporated ("N&B Management"). Each Portfolio invests in securities in accordance with an investment objective, policies, and limitations identical to those of its corresponding Fund. The investment performance of each Fund directly corresponds with the investment performance of its corresponding Portfolio. This "master/feeder fund" structure is different from that of many other investment companies which directly acquire and manage their own portfolios of securities. For more information on this structure that you should consider, see "Summary" on page 3, and "Information Regarding Organization, Capitalization, and Other Matters" on page 40.


    Please read this Prospectus before investing in any of the Funds and keep it for future reference. It contains information about the Funds that a prospective investor should know before investing. A Statement of Additional Information ("SAI") about the Funds and Portfolios, dated December 15, 1997, is on file with the Securities and Exchange Commission ("SEC"). The SAI is incorporated herein by reference (so it is legally considered a part of this Prospectus). You can obtain a free copy of the SAI by calling N&B Management at 800-877-9700.



                       PROSPECTUS DATED DECEMBER 15, 1997



    MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK OR OTHER DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.


    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS


     SUMMARY                     3
The Funds and Portfolios;
 Risk Factors                    3
Management                       5
The Neuberger&Berman
 Investment Approach             5
     EXPENSE INFORMATION         7
Shareholder Transaction
 Expenses for Each Fund          7
Annual Fund Operating
 Expenses                        7
Example                          8
     FINANCIAL HIGHLIGHTS        9
Selected Per Share Data and
 Ratios                          9
Focus Trust                     10
Genesis Trust                   11
Guardian Trust                  12
Manhattan Trust                 13
Partners Trust                  14
Socially Responsive Trust       15
     INVESTMENT PROGRAMS        19
Focus Portfolio                 19
Genesis Portfolio               20
Guardian Portfolio              21
Manhattan Portfolio             21
Partners Portfolio              22
Socially Responsive
 Portfolio                      22
Special Considerations of
 Small-and Mid-Cap Company
 Stocks                         24
Short-Term Trading;
 Portfolio Turnover             25
Borrowings                      25
Other Investments               25

     PERFORMANCE INFORMATION    27
Total Return Information        29
     SHAREHOLDER SERVICES       30
How to Buy Shares               30
How to Sell Shares              30
Exchanging Shares               31

     SHARE PRICES AND NET
     ASSET VALUE                32

     DIVIDENDS, OTHER
     DISTRIBUTIONS, AND
     TAXES                      33
Distribution Options            33
Taxes                           33

     MANAGEMENT AND
     ADMINISTRATION             35
Trustees and Officers           35
Investment Manager,
 Administrator, Distributor,
 and Sub-Adviser                35
Expenses                        37
Transfer Agent                  39

     INFORMATION REGARDING
     ORGANIZATION,
     CAPITALIZATION, AND
     OTHER MATTERS              40
The Funds                       40
The Portfolios                  41

     DESCRIPTION OF
     INVESTMENTS                44

     USE OF JOINT PROSPECTUS
     AND STATEMENT OF
     ADDITIONAL INFORMATION     47

     DIRECTORY                  48

     FUNDS ELIGIBLE FOR
     EXCHANGE                   49

SUMMARY

-----------------------------------------------------
            The Funds and Portfolios; Risk Factors
--------------------------------------------------------------------------------

    Each Fund is a series of Neuberger&Berman Equity Trust(R) ("N&B Equity Trust"), with the exception of Neuberger&Berman SOCIALLY RESPONSIVE Trust, which is a series of Neuberger&Berman Equity AssetsSM ("N&B Equity Assets") (N&B Equity Trust and N&B Equity Assets are referred to below individually as a "Trust" and collectively as the "Trusts"). Each Fund invests in its corresponding Portfolio which, in turn, invests in securities in accordance with an investment objective, policies, and limitations that are identical to those of the Fund. This is sometimes called a master/feeder fund structure, because each Fund "feeds" shareholders' investments into its corresponding Portfolio, a "master" fund. The structure looks like this:


                                  SHAREHOLDERS



                                            BUY SHARES IN

                                       -
                                       .

                                     FUNDS



                                            INVEST IN

                                       -
                                       .

                                   PORTFOLIOS



                                            INVEST IN

                                       -
                                       .

                           STOCKS & OTHER SECURITIES



    The trustees who oversee the Funds believe that this structure may benefit shareholders; investment in a Portfolio by investors in addition to a Fund may enable the Portfolio to achieve economies of scale that could reduce expenses. For more information about the organization of the Funds and the Portfolios, including certain features of the master/feeder fund structure, see "Information Regarding Organization, Capitalization, and Other Matters" on page 40. An investment in any Fund involves certain risks, depending upon the types of investments made by its corresponding Portfolio. For more details about each Portfolio, its investments and their risks, see "Investment Programs" on page 19 and "Description of Investments" on page 44.

    The following table is a summary highlighting features of the Funds and their corresponding Portfolios. You may want to invest in a variety of Funds to fit your particular investment needs. Of course, there can be no assurance that a Fund will meet its investment objective.


NEUBERGER&BERMAN    INVESTMENT                PORTFOLIO
EQUITY TRUSTS       STYLE                     CHARACTERISTICS
-----------------------------------------------------------------------
GUARDIAN TRUST      Broadly diversified,      A growth and income fund
                    large- cap value fund.    that invests primarily in
                                              stocks of established,
                                              high- quality companies
                                              that are not well
                                              followed on Wall Street
                                              or are temporarily out of
                                              favor.
FOCUS TRUST         Large-cap value fund,     Invests principally in
                    more concentrated         common stocks selected
                    portfolio than            from 13 multi-industry
                    Guardian.                 sectors of the economy.
                                              To maximize potential
                                              return, the Portfolio
                                              normally makes at least
                                              90% of its investments in
                                              not more than six sectors
                                              believed by the portfolio
                                              managers to be
                                              undervalued.
GENESIS TRUST       Broadly diversified,      Invests primarily in
                    small-cap value fund.     stocks of companies with
                                              small market
                                              capitalizations (up to
                                              $1.5 billion at the time
                                              of the Portfolio's
                                              investment). Portfolio
                                              managers seek to buy the
                                              stocks of strong
                                              companies with a history
                                              of solid performance and
                                              a proven management team,
                                              which are selling at
                                              attractive prices.
MANHATTAN TRUST     Broadly diversified,      Invests in securities
                    small-, medium- and       believed to have the
                    large-cap growth fund.    maximum potential for
                                              long-term capital
                                              appreciation. Portfolio
                                              managers seek stocks of
                                              companies that are
                                              projected to grow at
                                              above-average rates and
                                              that may appear poised
                                              for a period of
                                              accelerated earnings.

NEUBERGER&BERMAN    INVESTMENT                PORTFOLIO
EQUITY TRUSTS       STYLE                     CHARACTERISTICS
-----------------------------------------------------------------------
PARTNERS TRUST      Broadly diversified,      Seeks capital growth
                    medium-to large-cap       through an approach that
                    value fund.               is intended to increase
                                              capital with reasonable
                                              risk. Portfolio managers
                                              look at fundamentals,
                                              focusing particularly on
                                              cash flow, return on
                                              capital, and asset
                                              values.
SOCIALLY            Broadly diversified,      Seeks long-term capital
RESPONSIVE TRUST    large- cap value fund.    appreciation by investing
                                              in common stocks of
                                              companies that meet both
                                              financial and social
                                              criteria.


-------------------
            Management
--------------------------------------------------------------------------------

    N&B Management, with the assistance of Neuberger&Berman, LLC ("Neuberger&Berman") as sub-adviser, selects investments for the Portfolios. N&B Management also provides administrative services to the Portfolios and the Funds and acts as distributor of Fund shares. See "Management and Administration" on page 35. If you want to know how to buy and sell shares of the Funds or exchange them for shares of other Neuberger&Berman Funds(R) made available through an Institution, see "Shareholder Services -- How to Buy Shares" on page 30, "Shareholder Services -- How to Sell Shares" on page 30, "Shareholder
Services -- Exchanging Shares" on page 31, and the policies of the Institution through which you are purchasing shares.


--------------------------------------------------------------
            The Neuberger&Berman Investment Approach
--------------------------------------------------------------------------------
    While each Portfolio has its own investment objective, policies, and limitations, each Portfolio is managed using one of two basic investment approaches -- value or growth.

    A value-oriented portfolio manager buys stocks that are selling for a price that is lower than what the manager believes they are worth. These include stocks that are currently under-researched or are temporarily out of favor on Wall Street.


    Portfolio managers identify value stocks in several ways. One of the most common identifiers is a low price-to-earnings ratio -- that is, stocks selling at multiples of earnings per share that are lower than that of the market as a whole. Other criteria are high dividend yield, a strong balance sheet and financial position, a recent company restructuring with the potential to realize hidden values, strong management, and low price-to-book value (net value of the company's assets). A value-oriented manager believes that, over time, securities that are undervalued are more likely to appreciate in price and be subject to less risk of price decline than securities whose market prices have already reached their perceived economic values. This approach also contemplates selling portfolio securities when N&B Management believes they have reached their potential.


    While a value approach concentrates on securities that are undervalued in relation to their fundamental economic values, a growth approach seeks stocks of companies that N&B Management projects will grow at above-average rates and faster than others expect. While a growth portfolio manager may be willing to pay a higher multiple of earnings per share than a value manager, the multiple tends to be reasonable relative to the manager's expectation of the company's earnings growth rate.


    In general, Neuberger&Berman FOCUS, Neuberger&Berman GENESIS, Neuberger&Berman GUARDIAN, Neuberger&Berman PARTNERS and Neuberger& Berman SOCIALLY RESPONSIVE Portfolios adhere to a value-oriented investment approach. Neuberger&Berman MANHATTAN Portfolio adheres to a growth-oriented investment approach. Neuberger&Berman MANHATTAN Portfolio is therefore willing to invest in securities with prices that are higher multiples of earnings than securities likely to be purchased by the other Portfolios, but generally buys companies that are projected by N&B Management to have higher earnings growth rates.

EXPENSE INFORMATION

    This section gives you certain information about the expenses of each Fund and its corresponding Portfolio. See "Performance Information" for important facts about the investment performance of each Fund, after taking expenses into account.

-------------------------------------------------------------------
            Shareholder Transaction Expenses for Each Fund
--------------------------------------------------------------------------------
    As shown by this table, the Funds impose no transaction charges when you buy or sell Fund shares.

    Sales Charge Imposed on Purchases                      NONE
    Sales Charge Imposed on Reinvested Dividends           NONE
    Deferred Sales Charges                               NONE
    Redemption Fees                                      NONE
    Exchange Fees                                        NONE

----------------------------------------------------
           Annual Fund Operating Expenses
            (as a percentage of average daily net assets)
--------------------------------------------------------------------------------

    The following table shows annual operating expenses for each Fund which are paid out of the assets of the Fund and which include the Fund's pro rata portion of the operating expenses of its corresponding Portfolio ("Total Operating Expenses"). "Total Operating Expenses" exclude interest, taxes, brokerage commissions, and extraordinary expenses.


    Each Fund pays N&B Management an administration fee based on the Fund's average daily net assets. Each Portfolio pays N&B Management a management fee based on the Portfolio's average daily net assets; a pro rata portion of this fee is borne indirectly by the corresponding Fund. "Management and Administration Fees" in the following table (except with respect to Neuberger&Berman GENESIS Trust) are based upon administration fees incurred by each Fund and management fees incurred by its corresponding Portfolio during the past fiscal year. Management and Administration Fees for Neuberger&Berman GENESIS Trust have been restated based on current fee rates. For more information, see "Management and Administration" and the SAI.



    The Funds and Portfolios incur other expenses for things such as accounting and legal fees, transfer agency fees, custodial fees, printing and furnishing shareholder statements and Fund reports and compensating trustees who are not affiliated with N&B Management ("Other Expenses"). Other Expenses in the following table (except with respect to Neuberger&Berman SOCIALLY RESPONSIVE Trust) are based on each Fund's and Portfolio's expenses for the past fiscal year. Other Expenses for Neuberger&Berman SOCIALLY RESPONSIVE Trust are estimated amounts for the current fiscal year and assume average net assets of $25,000,000. All expenses are factored into the Funds' share prices and dividends and are not charged directly to Fund shareholders.



      NEUBERGER&BERMAN          MANAGEMENT AND      12B-1     OTHER     TOTAL OPERATING
       EQUITY TRUSTS          ADMINISTRATION FEES    FEES    EXPENSES      EXPENSES
---------------------------------------------------------------------------------------
FOCUS TRUST                          0.90%           None      0.06%*        0.96%*
GENESIS TRUST                        1.21%           None      0.14%         1.35%
GUARDIAN TRUST                       0.84%           None      0.04%         0.88%
MANHATTAN TRUST                      0.93%           None      0.15%*        1.08%*
PARTNERS TRUST                       0.86%           None      0.05%*        0.91%*
SOCIALLY RESPONSIVE TRUST            0.95%           None      0.35%*        1.30%*



*Reflects N&B Management's expense reimbursement undertaking described below.



    As set forth in "Expenses" on page 37, N&B Management has voluntarily undertaken to reimburse each Fund if its Total Operating Expenses exceed certain limits. Absent the reimbursement, Other Expenses would be 0.16%, 0.30%, 0.08% and 0.48% per annum and Total Operating Expenses would be 1.06%, 1.23%, 0.94% and 1.43% per annum of the average daily net assets of Neuberger&Berman FOCUS Trust, Neuberger&Berman MANHATTAN Trust, Neuberger&Berman PARTNERS Trust and Neuberger&Berman SOCIALLY RESPONSIVE Trust, respectively.


    For more information, see "Expenses" on page 37.


-------------
            Example
--------------------------------------------------------------------------------

    To illustrate the effect of Total Operating Expenses, let's assume that each Fund's annual return is 5% and that it had Total Operating Expenses described in the table above. For every $1,000 you invested in each Fund, you would have paid the following amounts of total expenses if you closed your account at the end of each of the following time periods:



            NEUBERGER&BERMAN
             EQUITY TRUSTS                1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------------------------
FOCUS TRUST                                 $10        $ 31        $ 53        $ 118
GENESIS TRUST                               $14        $ 43        $ 74        $ 162
GUARDIAN TRUST                              $ 9        $ 28        $ 49        $ 108
MANHATTAN TRUST                             $11        $ 34        $ 60        $ 132
PARTNERS TRUST                              $ 9        $ 29        $ 50        $ 112
SOCIALLY RESPONSIVE TRUST                   $13        $ 41         N/A          N/A



    The assumption in this example of a 5% annual return is required by regulations of the SEC applicable to all mutual funds. THE INFORMATION IN THE PREVIOUS TABLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RATES OF RETURN; ACTUAL EXPENSES OR RETURNS MAY BE GREATER OR LESS THAN THOSE SHOWN, AND MAY CHANGE IF EXPENSE REIMBURSEMENTS CHANGE.

FINANCIAL HIGHLIGHTS

--------------------------------------------------
            Selected Per Share Data and Ratios
--------------------------------------------------------------------------------

    The financial information in the following tables is for each Fund as of August 31, 1997 and prior periods. This information has been audited by the Funds' respective independent auditors/accountants. You may obtain, at no cost, further information about the performance of the Funds in their annual report to shareholders. The auditors'/accountants' reports are incorporated in the SAI by reference to the annual report. Please call 800-877-9700 for a free copy of the annual report and for up-to-date information. Also, see "Performance Information."

FINANCIAL HIGHLIGHTS
Neuberger&Berman

-------------------
            Focus Trust(1)
--------------------------------------------------------------------------------

    The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. The per share amounts and ratios which are shown reflect income and expenses, including the Fund's proportionate share of its corresponding Portfolio's income and expenses. It should be read in conjunction with its corresponding Portfolio's Financial Statements and notes thereto.



                                                                                                                   Period from
                                                                                                                    August 30,
                                                                                                                     1993(2)
                                                                             Year Ended August 31,                to August 31,
                                                                  1997         1996         1995         1994          1993
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year                               $14.83       $14.41       $11.36       $10.03       $  10.00
                                                                 ---------------------------------------------------------------
Income From Investment Operations
  Net Investment Income                                             .01          .06          .05          .05             --
  Net Gains or Losses on Securities (both realized and
    unrealized)                                                    6.49          .46         3.05         1.31            .03
                                                                 ---------------------------------------------------------------
      Total From Investment Operations                             6.50          .52         3.10         1.36            .03
                                                                 ---------------------------------------------------------------
Less Distributions
  Dividends (from net investment income)                           (.06)        (.02)        (.05)        (.02)            --
  Distributions (from net capital gains)                             --         (.08)          --         (.01)            --
                                                                 ---------------------------------------------------------------
      Total Distributions                                          (.06)        (.10)        (.05)        (.03)            --
                                                                 ---------------------------------------------------------------
Net Asset Value, End of Year                                     $21.27       $14.83       $14.41       $11.36       $  10.03
                                                                 ---------------------------------------------------------------
Total Return(3)                                                  +43.93%       +3.62%      +27.44%      +13.58%         +0.30%(4)
                                                                 ---------------------------------------------------------------
Ratios/Supplemental Data
  Net Assets, End of Year (in millions)                          $160.9       $ 55.6       $ 14.5       $  1.6       $     --
                                                                 ---------------------------------------------------------------
  Ratio of Gross Expenses to Average Net Assets(5)                  .96%         .99%          --           --             --
                                                                 ---------------------------------------------------------------
  Ratio of Net Expenses to Average Net Assets(6)                    .96%         .99%         .96%         .85%           .92%(7)
                                                                 ---------------------------------------------------------------
  Ratio of Net Investment Income to Average Net Assets(6)           .11%         .63%         .67%         .92%           .05%(7)
                                                                 ---------------------------------------------------------------


See Notes to Financial Highlights

FINANCIAL HIGHLIGHTS
Neuberger&Berman

-------------------
            Genesis Trust
--------------------------------------------------------------------------------

    The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. The per share amounts and ratios which are shown reflect income and expenses, including the Fund's proportionate share of its corresponding Portfolio's income and expenses. It should be read in conjunction with its corresponding Portfolio's Financial Statements and notes thereto.



                                                                                                                   Period from
                                                                                                                    August 26,
                                                                                                                     1993(2)
                                                                             Year Ended August 31,                to August 31,
                                                                  1997         1996         1995         1994          1993
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year                               $14.99       $12.65       $10.59       $10.05        $10.00
                                                                 ---------------------------------------------------------------
Income From Investment Operations
  Net Investment Loss                                              (.01)        (.02)        (.01)        (.01)           --
  Net Gains or Losses on Securities (both realized and
    unrealized)                                                    6.61         2.68         2.08          .56           .05
                                                                 ---------------------------------------------------------------
      Total From Investment Operations                             6.60         2.66         2.07          .55           .05
                                                                 ---------------------------------------------------------------
Less Distributions
  Distributions (from net capital gains)                           (.14)        (.32)        (.01)        (.01)           --
                                                                 ---------------------------------------------------------------
Net Asset Value, End of Year                                     $21.45       $14.99       $12.65       $10.59        $10.05
                                                                 ---------------------------------------------------------------
Total Return(3)                                                  +44.31%      +21.44%      +19.51%       +5.47%        +0.50%(4)
                                                                 ---------------------------------------------------------------
Ratios/Supplemental Data
  Net Assets, End of Year (in millions)                          $382.7       $ 65.2       $ 30.6       $  3.1        $   --
                                                                 ---------------------------------------------------------------
  Ratio of Gross Expenses to Average Net Assets(5)                 1.26%        1.38%          --           --            --
                                                                 ---------------------------------------------------------------
  Ratio of Net Expenses to Average Net Assets(6)                   1.25%        1.38%        1.42%        1.36%         1.51%(7)
                                                                 ---------------------------------------------------------------
  Ratio of Net Investment Loss to Average Net Assets(6)            (.16%)       (.27%)       (.24%)       (.21%)        (.44%)(7)
                                                                 ---------------------------------------------------------------


See Notes to Financial Highlights

FINANCIAL HIGHLIGHTS
Neuberger&Berman

---------------------
            Guardian Trust
--------------------------------------------------------------------------------

    The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. The per share amounts and ratios which are shown reflect income and expenses, including the Fund's proportionate share of its corresponding Portfolio's income and expenses. It should be read in conjunction with its corresponding Portfolio's Financial Statements and notes thereto.



                                                                                                                   Period from
                                                                                                                    August 3,
                                                                                                                     1993(2)
                                                                           Year Ended August 31,                  to August 31,
                                                               1997           1996          1995         1994          1993
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year                           $  14.24       $  13.83       $11.27       $10.27        $10.00
                                                             ------------------------------------------------------------------
Income From Investment Operations
  Net Investment Income                                           .08            .16          .13          .09            --
  Net Gains or Losses on Securities (both realized and
    unrealized)                                                  5.48            .55         2.55          .99           .27
                                                             ------------------------------------------------------------------
      Total From Investment Operations                           5.56            .71         2.68         1.08           .27
                                                             ------------------------------------------------------------------
Less Distributions
  Dividends (from net investment income)                         (.10)          (.14)        (.12)        (.07)           --
  Distributions (from net capital gains)                         (.23)          (.16)          --         (.01)           --
                                                             ------------------------------------------------------------------
      Total Distributions                                        (.33)          (.30)        (.12)        (.08)           --
                                                             ------------------------------------------------------------------
Net Asset Value, End of Year                                 $  19.47       $  14.24       $13.83       $11.27        $10.27
                                                             ------------------------------------------------------------------
Total Return(3)                                                +39.56%         +5.19%      +24.01%      +10.57%        +2.70%(4)
                                                             ------------------------------------------------------------------
Ratios/Supplemental Data
  Net Assets, End of Year (in millions)                      $2,269.8       $1,340.1       $683.1       $ 75.8        $   --
                                                             ------------------------------------------------------------------
  Ratio of Gross Expenses to Average Net Assets(5)                .88%           .92%          --           --            --
                                                             ------------------------------------------------------------------
  Ratio of Net Expenses to Average Net Assets                     .88%           .92%(6)      .90%(6)      .80%(6)        .81%(6)(7)
                                                             ------------------------------------------------------------------
  Ratio of Net Investment Income to Average Net Assets            .47%          1.26%(6)     1.35%(6)     1.50%(6)       1.00%(6)(7)
                                                             ------------------------------------------------------------------


See Notes to Financial Highlights

FINANCIAL HIGHLIGHTS
Neuberger&Berman

-----------------------
            Manhattan Trust
--------------------------------------------------------------------------------

    The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. The per share amounts and ratios which are shown reflect income and expenses, including the Fund's proportionate share of its corresponding Portfolio's income and expenses. It should be read in conjunction with its corresponding Portfolio's Financial Statements and notes thereto.



                                                                                                                   Period from
                                                                                                                    August 30,
                                                                                                                     1993(2)
                                                                            Year Ended August 31,                 to August 31,
                                                                 1997          1996         1995         1994          1993
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year                              $ 12.18       $12.99       $10.37       $10.01        $10.00
                                                                ----------------------------------------------------------------
Income From Investment Operations
  Net Investment Income (Loss)                                     (.04)        (.04)          --          .01            --
  Net Gains or Losses on Securities (both realized and
    unrealized)                                                    4.55         (.34)        2.67          .36           .01
                                                                ----------------------------------------------------------------
      Total From Investment Operations                             4.51         (.38)        2.67          .37           .01
                                                                ----------------------------------------------------------------
Less Distributions
  Dividends (from net investment income)                             --           --         (.01)        (.01)           --
  Distributions (from net capital gains)                           (.92)        (.43)        (.04)          --            --
                                                                ----------------------------------------------------------------
      Total Distributions                                          (.92)        (.43)        (.05)        (.01)           --
                                                                ----------------------------------------------------------------
Net Asset Value, End of Year                                    $ 15.77       $12.18       $12.99       $10.37        $10.01
                                                                ----------------------------------------------------------------
Total Return(3)                                                  +38.84%       -2.98%      +25.90%       +3.70%        +0.10%(4)
                                                                ----------------------------------------------------------------
Ratios/Supplemental Data
  Net Assets, End of Year (in millions)                         $  51.1       $ 48.2       $ 35.6       $ 12.1        $   --
                                                                ----------------------------------------------------------------
  Ratio of Gross Expenses to Average Net Assets(5)                 1.09%        1.08%          --           --            --
                                                                ----------------------------------------------------------------
  Ratio of Net Expenses to Average Net Assets(6)                   1.09%        1.08%        1.06%         .96%         1.04%(7)
                                                                ----------------------------------------------------------------
  Ratio of Net Investment Income (Loss) to Average Net
    Assets(6)                                                      (.30%)       (.38%)       (.03%)        .16%         5.48%(7)
                                                                ----------------------------------------------------------------


See Notes to Financial Highlights

FINANCIAL HIGHLIGHTS
Neuberger&Berman

--------------------
            Partners Trust
--------------------------------------------------------------------------------

    The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. The per share amounts and ratios which are shown reflect income and expenses, including the Fund's proportionate share of its corresponding Portfolio's income and expenses. It should be read in conjunction with its corresponding Portfolio's Financial Statements and notes thereto.



                                                                                                                   Period from
                                                                                                                    August 30,
                                                                                                                     1993(2)
                                                                             Year Ended August 31,                to August 31,
                                                                  1997         1996         1995         1994          1993
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year                               $13.39       $12.68       $10.54       $10.01        $10.00
                                                                 ---------------------------------------------------------------
Income From Investment Operations
  Net Investment Income                                             .07          .08          .05          .03            --
  Net Gains or Losses on Securities (both realized and
    unrealized)                                                    6.06         1.59         2.19          .53           .01
                                                                 ---------------------------------------------------------------
      Total From Investment Operations                             6.13         1.67         2.24          .56           .01
                                                                 ---------------------------------------------------------------
Less Distributions
  Dividends (from net investment income)                           (.08)        (.07)        (.02)        (.01)           --
  Distributions (from net capital gains)                           (.64)        (.89)        (.08)        (.02)           --
                                                                 ---------------------------------------------------------------
      Total Distributions                                          (.72)        (.96)        (.10)        (.03)           --
                                                                 ---------------------------------------------------------------
Net Asset Value, End of Year                                     $18.80       $13.39       $12.68       $10.54        $10.01
                                                                 ---------------------------------------------------------------
Total Return(3)                                                  +47.11%      +13.76%      +21.52%       +5.61%        +0.10%(4)
                                                                 ---------------------------------------------------------------
Ratios/Supplemental Data
  Net Assets, End of Year (in millions)                          $470.6       $128.5       $ 61.3       $  4.7        $   --
                                                                 ---------------------------------------------------------------
  Ratio of Gross Expenses to Average Net Assets(5)                  .91%         .94%          --           --            --
                                                                 ---------------------------------------------------------------
  Ratio of Net Expenses to Average Net Assets(6)                    .91%         .94%         .92%         .81%          .84%(7)
                                                                 ---------------------------------------------------------------
  Ratio of Net Investment Income to Average Net Assets(6)           .64%         .84%         .81%         .47%         2.65%(7)
                                                                 ---------------------------------------------------------------


See Notes to Financial Highlights

FINANCIAL HIGHLIGHTS
Neuberger&Berman

----------------------------------
            Socially Responsive Trust
--------------------------------------------------------------------------------

    The following table includes selected data for a share outstanding throughout the period and other performance information derived from the Financial Statements. The per share amounts and ratios which are shown reflect income and expenses, including the Fund's proportionate share of its corresponding Portfolio's income and expenses. It should be read in conjunction with its corresponding Portfolio's Financial Statements and notes thereto.



                                                                                                                    Period from
                                                                                                                      March 3,
                                                                                                                      1997(2)
                                                                                                                   to August 31,
                                                                                                                        1997
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                                                                   $10.00
                                                                                                                       ------
Income From Investment Operations
  Net Investment Income                                                                                                    --
  Net Gains or Losses on Securities (both realized and unrealized)                                                       1.43
                                                                                                                       ------
      Total From Investment Operations                                                                                   1.43
                                                                                                                       ------
Net Asset Value, End of Period                                                                                         $11.43
                                                                                                                       ------
Total Return(3)(4)                                                                                                     +14.30%
                                                                                                                       ------
Ratios/Supplemental Data
  Net Assets, End of Period (in millions)                                                                              $  7.7
                                                                                                                       ------
  Ratio of Gross Expenses to Average Net Assets(5)(7)                                                                    1.58%
                                                                                                                       ------
  Ratio of Net Expenses to Average Net Assets(7)(8)                                                                      1.58%
                                                                                                                       ------
  Ratio of Net Investment Income to Average Net Assets(7)(8)                                                              .06%
                                                                                                                       ------


See Notes to Financial Highlights

NOTES TO FINANCIAL HIGHLIGHTS


1)Prior to January 1, 1995, the name of Neuberger&Berman FOCUS Trust was Neuberger&Berman Selected Sectors Trust.


2)The date investment operations commenced.


3)Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of each Fund during each fiscal period and assumes dividends and other distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. Total return would have been lower if N&B Management had not reimbursed certain expenses. In addition, for Neuberger&Berman GENESIS Trust, total return would have been lower if N&B Management had not waived a portion of the management fee.


4)Not annualized.


5)For fiscal periods ending after September 1, 1995, the Fund is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements. These ratios reflect the reimbursement of certain expenses and/or the waiver of a portion of the management fee.


6)After reimbursement of expenses by N&B Management. Had N&B Management not undertaken such action, the annualized ratios of net expenses and net investment income (loss) to average daily net assets would have been:



                                                                              Period from
                                                                            August 30, 1993
           NEUBERGER&BERMAN                   Year Ended August 31,          to August 31,
             FOCUS TRUST                 1997     1996     1995     1994         1993
---------------------------------------------------------------------------------------
Net Expenses                             1.06%    1.27%    2.50%    2.50%         2.50%
                                        ----------------------------------------------
Net Investment Income (Loss)              .01%     .35%    (.87%)   (.73%)       (1.53%)
                                        ----------------------------------------------



                                                                             Period from
                                                                           August 3, 1993
               NEUBERGER&BERMAN                  Year Ended August 31,      to August 31,
                GUARDIAN TRUST                   1996     1995     1994         1993
---------------------------------------------------------------------------------------
Net Expenses                                      .92%     .96%    1.52%         2.50%
                                                --------------------------------------
Net Investment Income (Loss)                     1.26%    1.29%     .78%         (.69%)
                                                --------------------------------------



                                                                              Period from
                                                                            August 30, 1993
           NEUBERGER&BERMAN                   Year Ended August 31,          to August 31,
           MANHATTAN TRUST               1997     1996     1995     1994         1993
---------------------------------------------------------------------------------------
Net Expenses                             1.23%    1.25%    1.46%    2.50%         2.50%
                                        ----------------------------------------------
Net Investment Income (Loss)             (.44%)   (.55%)   (.43%)  (1.38%)        4.02%
                                        ----------------------------------------------

                                                                              Period from
                                                                            August 30, 1993
           NEUBERGER&BERMAN                   Year Ended August 31,          to August 31,
            PARTNERS TRUST               1997     1996     1995     1994         1993
---------------------------------------------------------------------------------------
Net Expenses                              .94%    1.06%    1.24%    2.50%         2.50%
                                        ----------------------------------------------
Net Investment Income (Loss)              .61%     .72%     .49%   (1.22%)         .99%
                                        ----------------------------------------------



        After reimbursement of expenses by N&B Management and/or the waiver of a portion of the management fee borne directly by Neuberger&Berman GENESIS Portfolio. Had N&B Management not undertaken such action, the annualized ratios of net expenses and net investment income (loss) to average daily net assets would have been:



                                                                              Period from
                                                                            August 26, 1993
           NEUBERGER&BERMAN                   Year Ended August 31,          to August 31,
            GENESIS TRUST                1997     1996     1995     1994         1993
---------------------------------------------------------------------------------------
Net Expenses                             1.35%    1.65%    1.78%    2.50%         2.50%
                                        ----------------------------------------------
Net Investment Loss                      (.26%)   (.54%)   (.60%)  (1.35%)       (1.43%)
                                        ----------------------------------------------



7)Annualized.


8)After reimbursement of expenses by N&B Management. Had N&B Management not undertaken such action, the annualized ratios of net expenses and net investment income to average daily net assets would have been higher and lower, respectively.


9)Because each Fund invests only in its corresponding Portfolio and that Portfolio (rather than the Fund) engages in securities transactions, no Fund calculates a portfolio turnover rate or pays any brokerage commissions. The portfolio turnover rates for each Portfolio were as follows:



                                                                         Period from
                                                                        August 2, 1993
                                               Year Ended August 31,    to August 31,
                                             1997   1996   1995   1994       1993
    ----------------------------------------------------------------------------------
    Neuberger&Berman FOCUS Portfolio         63%    39%    36%    52%          4%
    Neuberger&Berman GENESIS Portfolio       18%    21%    37%    63%          3%
    Neuberger&Berman GUARDIAN Portfolio      50%    37%    26%    24%          3%
    Neuberger&Berman MANHATTAN Portfolio     89%    53%    44%    50%          3%
    Neuberger&Berman PARTNERS Portfolio      77%    96%    98%    75%          8%
    Neuberger&Berman SOCIALLY RESPONSIVE
    Portfolio                                51%    53%    58%    14%*        N/A



    * Period from March 14, 1994 (commencement of operations) to August 31,
      1994.

    The average commission rates paid by each Portfolio were as follows:



                                                                       Year Ended
                                                                       August 31,
                                                                    1997        1996
    ----------------------------------------------------------------------------------
    Neuberger&Berman FOCUS Portfolio                               $0.0555     $0.0578
    Neuberger&Berman GENESIS Portfolio                             $0.0565     $0.0576
    Neuberger&Berman GUARDIAN Portfolio                            $0.0538     $0.0580
    Neuberger&Berman MANHATTAN Portfolio                           $0.0573     $0.0373
    Neuberger&Berman PARTNERS Portfolio                            $0.0522     $0.0494
    Neuberger&Berman SOCIALLY RESPONSIVE Portfolio                 $0.0568     $0.0587

INVESTMENT PROGRAMS


    The investment policies and limitations of each Fund are identical to those of its corresponding Portfolio. Each Fund invests only in its corresponding Portfolio. Therefore, the following shows you the kinds of securities in which each Portfolio invests. For an explanation of some types of investments, see "Description of Investments" on page 44.


    Investment policies and limitations of the Funds and Portfolios are not fundamental unless otherwise specified in this Prospectus or the SAI. Fundamental policies may not be changed without shareholder approval. A non-fundamental policy or limitation may be changed by the trustees of the respective Trust or of Managers Trust without shareholder approval.

    The investment objectives of the Funds and Portfolios are not fundamental. There can be no assurance that the Funds or Portfolios will achieve their objectives. Each Fund, by itself, does not represent a comprehensive investment program.
    Additional investment techniques, features, and limitations concerning the Portfolios' investment programs are described in the SAI.

-------------------------------------------------
            Neuberger&Berman Focus Portfolio
--------------------------------------------------------------------------------
    The investment objective of Neuberger&Berman FOCUS Portfolio and Neuberger&Berman FOCUS Trust is to seek long-term capital appreciation.
    Neuberger&Berman FOCUS Portfolio invests principally in common stocks selected from the following 13 multi-industry sectors of the economy:

- Autos & Housing              - Health Care               - Technology
- Consumer Goods & Services    - Heavy Industry            - Transportation
- Defense & Aerospace          - Machinery & Equipment     - Utilities
- Energy                       - Media & Entertainment
- Financial Services           - Retailing

    To maximize potential return, the Portfolio normally makes at least 90% of its investments in not more than six sectors it identifies as undervalued. Where a particular industry may fall within more than one sector, N&B Management uses its judgment and experience to determine the placement of that industry within a sector. The Portfolio uses the value-oriented investment approach to identify stocks believed to be undervalued, including stocks that are temporarily out of favor in the market. The Portfolio then focuses its investments in the sectors in which the undervalued stocks are clustered. These sectors are believed to offer the greatest potential for capital growth. This investment approach is different from that of most other mutual funds that emphasize sector investment. Those funds either invest in only a single economic sector or choose a number of sectors by analyzing general economic trends. Further information on the Portfolio's securities holdings and their allocation by sector as of the end of the Fund's most recent fiscal year is included in the Fund's annual report to shareholders, which is available at no cost upon request. The sectors are more fully described in the SAI.

    The Portfolio may be affected more by any single economic, political, or regulatory development than a more diversified mutual fund. The risk of decline in the Portfolio's asset value due to an adverse development may be partially offset by the value-oriented investment approach. To further reduce this risk, the Portfolio may not purchase any security if, as a result, (1) more than 50% of its total assets would be invested in any one sector, or (2) 25% or more of its total assets would be invested in the securities of companies having their principal business activities in any one industry (this policy is fundamental).


----------------------------------------------------
            Neuberger&Berman Genesis Portfolio
--------------------------------------------------------------------------------
    The investment objective of Neuberger&Berman GENESIS Portfolio and Neuberger&Berman GENESIS Trust is to seek capital appreciation.
    Neuberger&Berman GENESIS Portfolio invests primarily in common stocks of companies with small market capitalizations ("small-cap companies"). Market capitalization means the total market value of a company's outstanding common stock. The Portfolio regards companies with market capitalizations of up to $1.5 billion at the time of the Portfolio's investment as small-cap companies. Companies whose market capitalizations exceed $1.5 billion after purchase continue to be considered small-cap companies for purposes of the Portfolio's investment policies. There is no necessary correlation between market capitalization and the financial attributes -- such as levels of assets, revenues, or income -- commonly used to measure the size of a company.

    Studies indicate that the market values of small-cap company stocks, such as those included in the Russell 2000 Index and the Wilshire 1750 Index or quoted on Nasdaq, are out-of-sync with larger capitalization stocks. Over the last 30 years, small-cap company stocks have outperformed larger capitalization stocks about two-thirds of the time, even though small-cap stocks have usually declined more than larger capitalization stocks in declining markets. There can be no assurance that this pattern will continue.

    The Portfolio tries to enhance the potential for appreciation and limit the risk of decline in the value of its securities by employing the value-oriented investment approach. The Portfolio seeks securities that appear to be underpriced and are issued by companies with proven management, sound finances, and strong potential for market growth. To reduce risk, the Portfolio diversifies its holdings among many companies and industries. The Portfolio focuses on the fundamentals of each small-cap company, instead of trying to anticipate what changes might occur in the stock market, the economy, or the political environment. This approach differs from that used by many other funds investing in small-cap company stocks. Those funds often buy stocks of companies they believe will have above-average earnings growth, based on anticipated future developments. In contrast, the Portfolio's securities are generally selected with the belief that they are currently undervalued, based on existing conditions.


    For more information, see "Special Considerations of Small- and Mid-Cap Company Stocks" on page 24.


-----------------------------------------------------
            Neuberger&Berman Guardian Portfolio
--------------------------------------------------------------------------------
    The investment objective of Neuberger&Berman GUARDIAN Portfolio and Neuberger&Berman GUARDIAN Trust is to seek capital appreciation and, secondarily, current income.
    Neuberger&Berman GUARDIAN Portfolio invests primarily in common stocks of long-established, high-quality companies. The Portfolio uses the value-oriented investment approach in selecting securities. Thus, N&B Management looks for such factors as low price-to-earnings ratios, strong balance sheets, solid managements, and consistent earnings.


    Neuberger&Berman GUARDIAN Fund, a mutual fund administered by N&B Management, also invests all of its net investable assets in Neuberger&Berman GUARDIAN Portfolio. Neuberger&Berman GUARDIAN Fund has paid its shareholders an income dividend every quarter and a capital gain distribution every year since Neuberger&Berman GUARDIAN Fund's inception in 1950; Neuberger&Berman GUARDIAN Trust has done so since December 1993. Of course, this past record does not necessarily predict the Fund's future practices.


-------------------------------------------------------
            Neuberger&Berman Manhattan Portfolio
--------------------------------------------------------------------------------


    The investment objective of Neuberger&Berman MANHATTAN Portfolio and Neuberger&Berman MANHATTAN Trust is to seek capital appreciation without regard to income.



    Neuberger&Berman MANHATTAN Portfolio can invest in securities of small-, medium-, and large-capitalization companies believed by N&B Management to have the maximum potential for long-term capital appreciation. The portfolio managers currently intend to focus primarily on the securities of medium-capitalization companies ("mid-cap companies"). The portfolio managers do not seek to invest in securities that pay dividends or interest, and any such income is incidental.



    The Portfolio uses a growth-oriented investment approach. When N&B Management believes that particular securities have greater potential for long-term capital appreciation, the Portfolio may purchase such securities at prices with relatively higher multiples to measures of economic value (such as earnings or cash flow) than securities likely to be purchased by other Portfolios. In selecting stocks, N&B Management considers, among other factors, a company's financial strength, competitive position, projected future earnings, management strength and experience, reasonable valuation and other investment criteria. The Portfolio also diversifies its investments among companies and industries.



    The Portfolio's growth investment program involves greater risks and share price volatility than programs that invest in more undervalued securities. Moreover, the Portfolio does not follow a policy of active trading for short-term profits. Accordingly, the Portfolio may be more appropriate for investors with a longer-range perspective.



    For more information, see "Special Considerations of Small- and Mid-Cap Company Stocks" on page 24.


----------------------------------------------------
            Neuberger&Berman Partners Portfolio
--------------------------------------------------------------------------------

    The investment objective of Neuberger&Berman PARTNERS Portfolio and Neuberger&Berman PARTNERS Trust is to seek capital growth.


    Neuberger&Berman PARTNERS Portfolio invests principally in common stocks of medium- to large-capitalization established companies, using the value-oriented investment approach. The Portfolio seeks capital growth through an investment approach that is designed to increase capital with reasonable risk. N&B Management looks for securities believed to be undervalued based on strong fundamentals, including a low price-to-earnings ratio, consistent cash flow, and the company's track record through all parts of the market cycle.


    The Portfolio considers additional factors when selecting securities, including ownership by a company's management of the company's stock and the dominance of a company in its particular field.



    For more information, see "Special Considerations of Small- and Mid-Cap Company Stocks" on page 24.


-------------------------------------------------------------------

            Neuberger&Berman Socially Responsive Portfolio

--------------------------------------------------------------------------------


    The investment objective of Neuberger&Berman SOCIALLY RESPONSIVE Portfolio and Neuberger&Berman SOCIALLY RESPONSIVE Trust is to seek long-term capital appreciation by investing primarily in securities of companies that meet both financial criteria and the Social Policy.



    In seeking capital appreciation, the Portfolio generally follows a value-oriented investment approach to the selection of individual securities. Prospective investments are first subjected to detailed financial analysis and are not studied further unless N&B Management believes that they are currently undervalued relative to the issuer's assets and potential earning power.

    The Portfolio expects to be nearly fully invested at all times, primarily in common stock. It may also invest in convertible securities and preferred stock and in foreign securities and American Depositary Receipts ("ADRs") of foreign companies that meet the Social Policy. On occasion, deposits with community banks and credit unions may be considered for investment. Under normal conditions, at least 65% of the Portfolio's total assets are invested in accordance with the Social Policy, and at least 65% of its total assets are invested in equity securities. The Portfolio expects that substantially all of its equity securities will be selected in accordance with the Social Policy.



    The Portfolio may also engage in portfolio management techniques that are not subject to the Social Policy, such as lending securities and purchasing and selling put and call options on securities and currencies, futures contracts, options on futures contracts, and forward contracts.



    SOCIAL POLICY. Companies deemed acceptable from a financial standpoint are evaluated by N&B Management using a database that Neuberger&Berman has designed to develop and monitor information on companies in various categories of social criteria. N&B Management seeks to invest in issuers that show leadership in the following major areas of social impact: environment and workplace diversity and employment. N&B Management also evaluates investments based on companies' records in other areas of concern: public health, type of products, and corporate citizenship.



    The Portfolio's social orientation is predicated in part on the belief that good corporate citizenship is good business; that is, good policies with respect to such social criteria as employment and environmental practices may often have a positive impact on the company's "bottom line." N&B Management recognizes, however, that many social criteria represent goals rather than achievements and that goals are often difficult to quantify. In each area, N&B Management seeks to elicit and understand management's vision of the company's social role and, in making investment decisions, gives weight to enlightened, progressive policies. The information used by N&B Management in evaluating prospective investments for conformity with the Social Policy is obtained primarily from services that specialize in reporting information from issuers or from agencies that oversee issuers' activities or compliance with laws and regulations. Additionally, the information may come from public interest groups and from N&B Management's discussions with company representatives. N&B Management attempts to assess the objectivity of all information that it receives. However, decisions made by N&B Management inevitably involve some level of subjective judgment.



    The Portfolio seeks to invest in companies that show leadership in addressing environmental problems effectively and in promoting progressive workplace policies, especially as they affect women and minorities. N&B Management seeks to identify companies committed to improving their environmental performance by examining their policies and programs in such areas as energy conservation, pollution reduction and control, waste management, recycling, and careful stewardship of natural resources. In a similar manner, N&B Management seeks to identify companies whose policies and practices recognize the importance of human resources to corporate productivity and the centrality of the work experience to the quality of life of all employees. The Portfolio seeks to invest in companies that demonstrate leadership in such areas as providing and promoting equal opportunity, investing in the training and re-training of workers, promoting a safe working environment, providing family-oriented flexible benefits, and involving workers in job and workflow engineering.



    In making investment decisions, N&B Management takes into account a company's record as a member of the various communities of which it is a part and its commitment to product quality and value. Currently, the Social Policy screens out any company that derives more than 5% of its total annual revenue from (i) manufacturing and selling alcohol and/or tobacco, (ii) sales in or services related to gambling, or (iii) the manufacturing of weapons systems. Additionally, the Portfolio does not invest in any company that derives its total annual revenue primarily from non-consumer sales to the military or that owns or operates one or more nuclear power facilities or is a major supplier of nuclear power services.



    Not every issuer selected by N&B Management will demonstrate leadership in each category of the Social Policy. The social records of most companies are written in shades of gray. For example, a company may have a progressive record in employee relations and community affairs but a poor one on product marketing issues. Another company may have a mixed record within a single area. Finally, it is often difficult to distinguish between substantive commitment and public relations. This principle works both ways: there are many companies with excellent records on social issues that maintain a low profile for one reason or another. Taking these factors into consideration, N&B Management emphasizes the overall approach that companies take toward the areas of social impact and pays particular attention to progress achieved toward the goals of the Social Policy.



    If securities held by the Portfolio no longer satisfy the Social Policy, the Portfolio will seek to dispose of the securities as soon as reasonably practicable, which may cause the Portfolio to sell the securities at a time not desirable from a purely financial standpoint.


---------------------------------------------------

            Special Considerations of Small- and
            Mid-Cap Company Stocks

--------------------------------------------------------------------------------


    Investments in small- and mid-cap company stocks may present greater opportunities for capital appreciation than investments in stocks of large-capitalization com-panies ("large-cap companies"). However, small- and mid-cap company stocks may have higher risk and volatility. These stocks generally are not as broadly traded as large-cap company stocks and their prices thus may fluctuate more widely and abruptly. Any such movements in stocks held by a Portfolio would be reflected in the corresponding Fund's net asset value. Small- and mid-cap company stocks also are less researched than large-cap company stocks and are often overlooked in the market.


-----------------------------------------------------
            Short-Term Trading; Portfolio Turnover
--------------------------------------------------------------------------------

    Although none of the Portfolios purchases securities with the intention of profiting from short-term trading, each Portfolio may sell portfolio securities when N&B Management believes that such action is advisable. See "Notes to Financial Highlights" for more information about the portfolio turnover rate of each Portfolio. It is anticipated that the annual turnover rate of Neuberger&Berman MANHATTAN Portfolio and of Neuberger&Berman PARTNERS Portfolio may exceed 100% in some fiscal years. Turnover rates in excess of 100% generally result in higher transaction costs (which are borne directly by the Portfolio and indirectly by the corresponding Fund) and a possible increase in realized short-term capital gains or losses. See "Dividends, Other Distributions, and Taxes" on page 33 and the SAI.


-----------------
            Borrowings
--------------------------------------------------------------------------------

    Each Portfolio has a fundamental policy that it may not borrow money, except that it may (1) borrow money from banks for temporary or emergency purposes and not for leveraging or investment and (2) enter into reverse repurchase agreements for any purpose, so long as the aggregate amount of borrowings and reverse repurchase agreements does not exceed one-third of the Portfolio's total assets (including the amount borrowed) less liabilities (other than borrowings). None of the Portfolios expects to borrow money or to enter into reverse repurchase agreements. As a non-fundamental policy, none of the Portfolios may purchase portfolio securities if its outstanding borrowings, including reverse repurchase agreements, exceed 5% of its total assets.


--------------------------
            Other Investments
--------------------------------------------------------------------------------

    For temporary defensive purposes, each Portfolio (except Neuberger&Berman SOCIALLY RESPONSIVE Portfolio) may invest up to 100% of its total assets in cash and cash equivalents, U.S. Government and Agency Securities, commercial paper and certain other money market instruments, as well as repurchase agreements collateralized by the foregoing.



    Any part of Neuberger&Berman SOCIALLY RESPONSIVE Portfolio's assets may be retained temporarily in investment grade fixed income securities of non-govern-mental issuers, U.S. Government and Agency Securities, repurchase agreements, money market instruments, commercial paper, and cash and cash equivalents when N&B Management believes that significant adverse market, economic, political, or other circumstances require prompt action to avoid losses. In addition, the feeder funds that invest in Neuberger&Berman SOCIALLY RESPONSIVE Portfolio deal with large institutional investors, and the Portfolio may hold such instruments pending investment or payout when the Portfolio has received a large influx of cash due to sales of Neuberger&Berman SOCIALLY RESPONSIVE Trust shares, or shares of another fund which invests in the Portfolio, or when it anticipates a substantial redemption. Generally, the foregoing temporary investments for Neuberger&Berman SOCIALLY RESPONSIVE Portfolio are selected with a concern for the social impact of each investment.

PERFORMANCE INFORMATION


    The performance of the Funds is commonly measured as TOTAL RETURN. TOTAL RETURN is the change in value of an investment in a fund over a particular period, assuming that all distributions have been reinvested. Thus, total return reflects dividends, other distributions, and variations in share prices from the beginning to the end of a period.


    An average annual total return is a hypothetical rate of return that, if achieved annually, would result in the same cumulative total return as was actually achieved for the period. This evens out year-to-year variations in actual performance. Past results do not, of course, guarantee future performance. Share prices may vary, and your shares when redeemed may be worth more or less than your original purchase price.


    The Funds commenced operations in August 1993, except Neuberger&Berman SOCIALLY RESPONSIVE Trust, which commenced operations in March 1997. However, mutual funds that are series of Neuberger&Berman Equity Funds ("N&B Equity Funds"), each of which has a name similar to a Fund and the same investment objective, policies and limitations as that Fund ("Sister Fund"), also invest in the Portfolios and have longer operating histories. The following table shows the average annual total returns of each Fund for the 1-year, 5-year, 10-year and since inception periods ended August 31, 1997. Returns for periods prior to each Fund's commencement of operations represent the performance of the respective Sister Fund. The table also shows a comparison with the S&P "500" Index for each Fund, except Neuberger&Berman GENESIS Trust, which is compared with the Russell 2000(R) Index and Neuberger&Berman MANHATTAN Trust, which is compared with the Russell Midcap GrowthTM Index. The S&P "500" Index is the Standard & Poor's 500 Composite Stock Price Index, an unmanaged index generally considered to be representative of overall stock market activity. The Russell 2000 is an unmanaged index of the securities of the 2,000 issuers having the smallest capitalization in the Russell 3000(R) Index, representing about 10% of the Russell 3000's total market capitalization. The Russell Midcap Growth Index measures the performance of those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell MidcapTM Index measures the performance of the 800 smallest companies in the Russell 1000(R) Index, which represents approximately 35% of the total market capitalization of the Russell 1000 Index (which in turn consists of the 1,000 largest U.S. companies based on market capitalization). Please note that indices do not take into account any fees or expenses of investing in the individual securities that they track. Further information regarding the Funds' performance is presented in their annual report to shareholders, which is available without charge by calling 800-877-9700.

                    AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS
                             ENDED AUGUST 31, 1997



 NEUBERGER&BERMAN                                            SINCE       INCEPTION
   EQUITY TRUSTS       1 YEAR     5 YEARS     10 YEARS     INCEPTION       DATE
--------------------------------------------------------------------
FOCUS TRUST            +43.93%    +22.58%      +14.70%       +12.50%     10/19/55
GUARDIAN TRUST         +39.56     +19.85       +14.42        +13.42        6/1/50
PARTNERS TRUST         +47.11     +22.44       +14.33        +18.66       1/20/75 +
SOCIALLY RESPONSIVE
TRUST                  +31.92        N/A          N/A        +20.02       3/16/94
S&P "500" INDEX        +40.73     +19.78       +13.85           N/A           N/A
MANHATTAN TRUST        +38.84     +17.56       +11.49        +17.50        3/1/79 +
RUSSELL MIDCAP
GROWTH INDEX           +31.23     +18.56        13.18           N/A           N/A
GENESIS TRUST          +44.31     +22.35          N/A        +16.76       9/27/88
RUSSELL 2000 INDEX     +28.96     +19.36          N/A        +14.57*          N/A



+ The dates when N&B Management became investment adviser to the Sister Funds.


* From the inception date of Neuberger&Berman GENESIS Trust's Sister Fund.



    Prior to November 1991, the investment policies of Neuberger&Berman FOCUS Trust's Sister Fund required that a substantial percentage of its assets be invested in the energy field; accordingly, performance results prior to that time do not necessarily reflect the level of performance that might have been achieved had the Fund's current policies been in effect during that period. Neuberger&Berman MANHATTAN Portfolio has the ability to invest in the stocks of small-, medium- and large-capitalization companies. Prior to July 1997, Neuberger&Berman MANHATTAN Portfolio invested in the stocks of companies from each of these capitalization levels. In July 1997, Neuberger&Berman MANHATTAN Portfolio changed its focus to the stocks of medium-capitalization companies. Therefore, performance results for Neuberger&Berman MANHATTAN Trust prior to July 1997 may be more appropriately compared to the S&P "500" Index. Had N&B Management not reimbursed certain expenses or waived certain fees, the total returns of the Funds would have been lower. The total returns for periods prior to the Funds' commencement of operations would have been lower had they reflected the higher fees of the Funds as compared to those of the Sister Funds.

    The following table lets you take a closer look at how each Fund and its respective Sister Fund performed year by year, in terms of an annual per share total return for each of the last ten calendar years (ending December 31). Please note that the previous chart reflects information for periods ended on the Funds' last fiscal year-end (that is, as of August 31, 1997).



               TOTAL RETURNS FOR CALENDAR YEARS ENDED DECEMBER 31



   NEUBERGER&BERMAN
   EQUITY TRUSTS   1987     1988      1989      1990      1991      1992      1993      1994     1995      1996
-----------------------------------------------------
FOCUS TRUST        +0.6%    +16.5%    +29.8%     -5.9%    +24.7%    +21.1%    +19.6%    +0.9%    +36.0%    +16.3%
GUARDIAN TRUST     -1.0     +28.0     +21.5      -4.7     +34.3     +19.0     +13.5     +1.5     +32.0     +17.7
MANHATTAN TRUST    +0.4     +18.3     +29.1      -8.1     +30.9     +17.8     +10.0     -3.4     +30.8      +9.7
PARTNERS TRUST     +4.3     +15.5     +22.8      -5.1     +22.4     +17.5     +15.5     -1.0     +35.2     +26.5
SOCIALLY RESPONSIVE
TRUST              N/A        N/A       N/A       N/A       N/A       N/A       N/A     N/A      +38.9     +18.5
S&P "500" INDEX    +5.2     +16.5     +31.6      -3.1     +30.3      +7.6     +10.0     +1.4     +37.5     +22.9
GENESIS TRUST      N/A        N/A     +17.3     -16.2     +41.6     +15.6     +14.4     -1.7     +27.2     +29.9
RUSSELL 2000 INDEX N/A        N/A     +16.3     -19.5     +46.0     +18.4     +18.9     -1.8     +28.5     +16.5



    TOTAL RETURN INFORMATION. You can obtain current performance information about each Fund by calling N&B Management at 800-877-9700.

SHAREHOLDER SERVICES

---------------------------
            How to Buy Shares
--------------------------------------------------------------------------------


    YOU CAN BUY AND OWN FUND SHARES ONLY THROUGH AN ACCOUNT WITH AN INSTITUTION. N&B Management and the Funds do not recommend, endorse, or receive payments from any Institution. N&B Management compensates Institutions for services they provide under an administrative services agreement. N&B Management does not provide investment advice to any Institution or its clients or make decisions regarding their investments.


    Each Institution will establish its own procedures for the purchase of Fund shares, including minimum initial and additional investments for shares of each Fund and the acceptable methods of payment for shares. Shares are purchased at the next price calculated on a day the New York Stock Exchange ("NYSE") is open, after a purchase order is received and accepted by an Institution. Investors should consult their Institution to determine the time by which it must receive an order so that Fund shares can be purchased at that day's price. Prices for shares of all Funds are calculated as of the close of regular trading on the NYSE, usually 4 p.m. Eastern time. An Institution may be closed on days when the NYSE is open. As a result, prices for Fund shares may be significantly affected on days when an investor has no access to that Institution to buy shares.


    Other Information:



    ----- An Institution must pay for shares it purchases on its clients' behalf in U.S. dollars.



    ----- Each Fund has the right to suspend the offering of its shares for a period of time. Each Fund also has the right to accept or reject a purchase order in its sole discretion, including certain purchase orders using an exchange of shares. See "Shareholder
          Services -- Exchanging Shares."





    ----- The Funds do not issue certificates for shares.



    ----- Some Institutions may charge their clients a fee in connection with purchases of shares of the Funds.


---------------------------
            How to Sell Shares
--------------------------------------------------------------------------------

    You can sell (redeem) all or some of your Fund shares only through an account with an Institution. Each Institution will establish its own procedures for the sale of Fund shares and the payment of redemption proceeds. Shares are sold at the next price calculated on a day the NYSE is open, after a sales order is received and accepted by an Institution. Investors should consult their Institution to determine the time by which it must receive an order so that Fund shares can be sold at that day's price. Prices for shares of all Funds are calculated as of the close of regular trading on the NYSE, usually 4 p.m. Eastern time. An Institution may be closed on days when the NYSE is open. As a result, prices for Fund shares may be significantly affected on days when an investor has no access to that Institution to sell shares.


    Other Information:



    ----- Redemption proceeds will be paid to Institutions as agreed with N&B
          Management, but in any case within three business days (under unusual circumstances a Fund may take longer, as permitted by law). An Institution may not follow the same procedures for payment of redemption proceeds to its clients.



    ----- Each Fund may suspend redemptions or postpone payments on days when the NYSE is closed, when trading on the NYSE is restricted, or as permitted by the SEC.



    ----- Some Institutions may charge their clients a fee in connection with redemptions of shares of the Funds.


---------------------------
            Exchanging Shares
--------------------------------------------------------------------------------

    Through an account with an Institution, you may be able to exchange shares of a Fund for shares of another Neuberger&Berman Fund. Each Institution will establish its own exchange policy and procedures. Shares are exchanged at the next price calculated on a day the NYSE is open, after an exchange order is received and accepted by an Institution.



    ----- Shares can be exchanged ONLY between accounts registered in the same name, address, and taxpayer ID number of the Institution.



    ----- An exchange can be made only into a fund whose shares are eligible for sale in the state where the Institution is located.




    ----- An exchange may have tax consequences.


    ----- Each Fund may refuse any exchange orders from any Institution if, for any reason, they are deemed not to be in the best interests of the Fund and its shareholders.



    ----- Each Fund may impose other restrictions on the exchange privilege, or modify or terminate the privilege, but will try to give each Institution advance notice whenever it can reasonably do so.

SHARE PRICES AND NET ASSET VALUE

    Each Fund's shares are bought or sold at a price that is the Fund's net asset value ("NAV") per share. The NAVs for each Fund and its corresponding Portfolio are calculated by subtracting liabilities from total assets (in the case of a Portfolio, the market value of the securities the Portfolio holds plus cash and other assets; in the case of a Fund, its percentage interest in its corresponding Portfolio, multiplied by the Portfolio's NAV, plus any other assets). Each Fund's per share NAV is calculated by dividing its NAV by the number of Fund shares outstanding and rounding the result to the nearest full cent. Each Fund and its corresponding Portfolio calculate their NAVs as of the close of regular trading on the NYSE, usually 4 p.m. Eastern time, on each day the NYSE is open.

    Each Portfolio values securities (including options) listed on the NYSE, the American Stock Exchange, or other national securities exchanges or quoted on Nasdaq, and other securities for which market quotations are readily available, at the last sale price on the day the securities are being valued. If there is no reported sale of such a security on that day, the security is valued at the mean between its closing bid and asked prices on that day. The Portfolios value all other securities and assets, including restricted securities, by a method that the trustees of Managers Trust believe accurately reflects fair value.


    If N&B Management believes that the price of a security obtained under a Portfolio's valuation procedures (as described above) does not represent the amount that the Portfolio reasonably expects to receive on a current sale of the security, the Portfolio will value the security based on a method that the trustees of Managers Trust believe accurately reflects fair value.

DIVIDENDS, OTHER DISTRIBUTIONS,

AND TAXES


    Each Fund distributes, normally in December, substantially all of its share of any net investment income (net of the Fund's expenses), any net capital gains from investment transactions, and any net gains from foreign currency transactions earned or realized by its corresponding Portfolio. In addition, Neuberger&Berman GUARDIAN Trust distributes substantially all of its share of Neuberger&Berman GUARDIAN Portfolio's net investment income, if any, near the end of each other calendar quarter.


-----------------------------
            Distribution Options
--------------------------------------------------------------------------------


    REINVESTMENT IN SHARES. All dividends and other distributions paid on shares of a Fund are automatically reinvested in additional shares of that Fund, unless an Institution elects to receive them in cash. Dividends and other distributions are reinvested at the Fund's per share NAV, usually as of the date the dividend or other distribution is payable.



    DISTRIBUTIONS IN CASH. An Institution may elect to receive dividends in cash, with other distributions being reinvested in additional Fund shares, or to receive all dividends and other distributions in cash.


----------  Taxes
--------------------------------------------------------------------------------


    An investment has certain tax consequences, depending on the type of account through which the investment is made. FOR AN ACCOUNT UNDER A QUALIFIED RETIREMENT PLAN OR AN INDIVIDUAL RETIREMENT ACCOUNT, TAXES ARE DEFERRED.



    TAXES ON DISTRIBUTIONS. Distributions are subject to federal income tax and generally also are subject to state and local income taxes. Distributions are taxable when they are paid, whether in cash or by reinvestment in additional Fund shares, except that distributions declared in December to shareholders of record on a date in that month and paid in the following January are taxable as if they were paid on December 31 of the year in which the distributions were declared. Investors who buy Fund shares just before a Fund deducts a dividend or other distribution from its NAV will pay the full price for the shares and then receive a portion of the price back in the form of a taxable distribution. Investors who are considering the purchase of Fund shares in December (or, in the case of Neuberger&Berman GUARDIAN Trust, near the end of any other calendar quarter) should take this into account.


    For federal income tax purposes, dividends and distributions of net short-term capital gain and net gains from certain foreign currency transactions are taxed as ordinary income. Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), when designated as such, are generally taxed as long-term capital gain, no matter how long an investor has owned Fund shares. Distributions of net capital gain may include gains from the sale of portfolio securities that appreciated in value before an investor bought Fund shares. Under the Taxpayer Relief Act of 1997, different maximum tax rates apply to a Fund's distributions of net capital gain depending on its corresponding Portfolio's holding period.


    Every January, each Fund will send each Institution that is a shareholder therein a statement showing the amount of distributions paid in cash or reinvested in Fund shares for the previous year. Each Institution will also receive information showing (1) the portion, if any, of those distributions that generally is not subject to state and local income taxes in certain states and
(2) capital gain distributions broken down in a manner that will enable investors or their tax advisers to determine the appropriate rate of capital gains tax on such distributions.



    TAXES ON REDEMPTIONS. Capital gains realized on redemptions of Fund shares, including redemptions in connection with exchanges to other Neuberger&Berman Funds, are subject to tax. A capital gain or loss generally is the difference between the amount paid for shares (including the amount of any dividends and other distributions that were reinvested) and the amount received when shares are sold. Capital gain on shares held for more than one year will be long-term capital gain, in which event it will be subject to federal income tax at the capital gains rate applicable to an investor's holding period and tax bracket.


    When an Institution sells Fund shares, it will receive a confirmation statement showing the number of shares sold and the price.



    OTHER. Every January, Institutions will receive a consolidated transaction statement for the previous year.


    Each Institution is required annually to send each investor in its account a statement showing the investor's distribution and transaction information for the previous year. Each Fund intends to continue to qualify for treatment as a regulated investment company for federal income tax purposes so that it will not have to pay federal income tax on that part of its taxable income and realized gains that it distributes to its shareholders.


    The foregoing is only a summary of some of the important income tax considerations affecting each Fund and its shareholders. See the SAI for additional tax information. There may be other federal, state, local, or foreign tax considerations applicable to a particular investor. Therefore, investors should consult their tax advisers.

MANAGEMENT AND ADMINISTRATION

-------------------------------
            Trustees and Officers
--------------------------------------------------------------------------------

    The trustees of the Trusts and the trustees of Managers Trust, who are currently the same individuals, have oversight responsibility for the operations of each Fund and each Portfolio, respectively. The SAI contains general background information about each trustee and officer of the Trusts and of Managers Trust. The trustees and officers of the Trusts and of Managers Trust who are officers and/or directors of N&B Management and/or principals of Neuberger&Berman serve without compensation from the Funds or the Portfolios.


--------------------------------------------------
            Investment Manager, Administrator,
            Distributor, and Sub-Adviser
--------------------------------------------------------------------------------

    N&B Management serves as the investment manager of each Portfolio, as administrator of each Fund, and as distributor of the shares of each Fund. N&B Management and its predecessor firms have specialized in the management of no-load mutual funds since 1950. In addition to serving the Portfolios, N&B Management currently serves as investment manager of other mutual funds. Neuberger&Berman acts as sub-adviser for the Portfolios and other mutual funds managed by N&B Management. The mutual funds managed by N&B Management and Neuberger&Berman had aggregate net assets of approximately $21.2 billion as of September 30, 1997.


    As sub-adviser, Neuberger&Berman furnishes N&B Management with investment recommendations and research without added cost to the Portfolios. N&B Management compensates Neuberger&Berman for its costs in connection with those services. Neuberger&Berman is a member firm of the NYSE and other principal exchanges and acts as the Portfolios' principal broker in the purchase and sale of their securities. Neuberger&Berman and its affiliates, including N&B Management, manage securities accounts that had approximately $54.1 billion of assets as of September 30, 1997. All of the voting stock of N&B Management is owned by individuals who are principals of Neuberger&Berman.


    The following is information about the individuals who are primarily responsible for the day-to-day management of the Portfolios:



    Neuberger&Berman FOCUS Portfolio and Neuberger&Berman GUARDIAN
Portfolio -- Kent C. Simons and Kevin L. Risen are co-managers of the Portfolios. Mr. Simons and Mr. Risen are Vice Presidents of N&B Management and principals of Neuberger&Berman. Mr. Simons has had responsibility for Neuberger&Berman FOCUS Portfolio since 1988, and for Neuberger&Berman GUARDIAN Portfolio since 1981. Mr. Risen has had those responsibilities since 1996, and during the year prior thereto, he was a portfolio manager for Neuberger&Berman. He was a research analyst at Neuberger&Berman from 1992 to 1995.



    Neuberger&Berman GENESIS Portfolio -- Judith M. Vale and Robert W. D'Alelio are co-managers of the Portfolio. Ms. Vale and Mr. D'Alelio have been senior members of Neuberger&Berman's Small Cap Group since 1992 and 1996, respectively, and are both Vice Presidents of N&B Management. Ms. Vale is a principal of Neuberger&Berman. Ms. Vale and Mr. D'Alelio have been primarily responsible for the day-to-day management of Neuberger&Berman GENESIS Portfolio since February 1994 and July 1997, respectively. Mr. D'Alelio was a senior portfolio manager for another investment management group from 1992 to 1996.



    Neuberger&Berman MANHATTAN Portfolio -- Jennifer K. Silver and Brooke A. Cobb are co-managers of the Portfolio. Ms. Silver is Director of the Neuberger& Berman Growth Equity Group, and both she and Mr. Cobb are Vice Presidents of N&B Management. Ms. Silver is a principal of Neuberger&Berman. Ms. Silver and Mr. Cobb have had responsibility for Neuberger&Berman MANHATTAN Portfolio since July 1997. Previously, Ms. Silver was a portfolio manager for several large mutual funds managed by a prominent investment adviser. Mr. Cobb was the chief investment officer for an investment advisory firm managing individual accounts from 1995 to 1997 and, from 1992 to 1995, a portfolio manager of a large mutual fund managed by a prominent investment adviser.



    Neuberger&Berman PARTNERS Portfolio -- Michael M. Kassen and Robert I. Gendelman are co-managers of the Portfolio. Mr. Kassen and Mr. Gendelman are Vice Presidents of N&B Management and principals of Neuberger&Berman. Mr. Kassen and Mr. Gendelman have had responsibility for Neuberger&Berman PARTNERS Portfolio since June 1990 and October 1994, respectively. Mr. Kassen has been an employee of N&B Management since 1990. Mr. Gendelman was a portfolio manager for another mutual fund manager from 1992 to 1993.



    Neuberger&Berman SOCIALLY RESPONSIVE Portfolio -- Janet Prindle is manager of the Portfolio and Robert Ladd and Ingrid Saukaitis are associate managers of the Portfolio. Ms. Prindle, a Vice President of N&B Management since November 1993, has been a principal of Neuberger&Berman since 1983. Ms. Prindle has been responsible for Neuberger&Berman SOCIALLY RESPONSIVE Portfolio since its inception in March 1994. Ms. Prindle is Director of Socially Responsive Investment Services at Neuberger&Berman, and has been researching and developing corporate responsibility criteria as they apply to investments since 1989. She has been managing money using these criteria since 1990. Mr. Ladd and Ms. Saukaitis have had responsibility for Neuberger&Berman SOCIALLY RESPONSIVE Portfolio since December 1997. During the five years prior thereto, Mr. Ladd was a portfolio manager for Neuberger&Berman. Ms. Saukaitis has been Director of Social Research for Neuberger&Berman since February 1997. From 1995 to January 1997, she was a project director for a non-profit group that provided social research on companies to the investment industry. Both Mr. Ladd and Ms. Saukaitis are Assistant Vice Presidents of N&B Management.



    Neuberger&Berman acts as the principal broker for the Portfolios in the purchase and sale of portfolio securities and in the sale of covered call options, and for those services receives brokerage commissions. In effecting securities transactions, each Portfolio seeks to obtain the best price and execution of orders. For more information, see the SAI.



    The principals and employees of Neuberger&Berman and officers and employees of N&B Management, together with their families, have invested over $100 million of their own money in Neuberger&Berman Funds.



    To mitigate the possibility that a Portfolio will be adversely affected by employees' personal trading, the Trusts, Managers Trust, N&B Management, and Neuberger&Berman have adopted policies that restrict securities trading in the personal accounts of the portfolio managers and others who normally come into possession of information on portfolio transactions.



---------------

            Expenses
--------------------------------------------------------------------------------

    N&B Management provides investment management services to each Portfolio that include, among other things, making and implementing investment decisions and providing facilities and personnel necessary to operate the Portfolio. For investment management services, each Portfolio (except Neuberger&Berman GENESIS Portfolio) pays N&B Management a fee at the annual rate of 0.55% of the first $250 million of that Portfolio's average daily net assets, 0.525% of the next $250 million, 0.50% of the next $250 million, 0.475% of the next $250 million, 0.45% of the next $500 million, and 0.425% of average daily net assets in excess of $1.5 billion. Neuberger&Berman GENESIS Portfolio pays N&B Management a fee for investment management services at the annual rate of 0.85% of the first $250 million of the Portfolio's average daily net assets, 0.80% of the next $250 million, 0.75% of the next $250 million, 0.70% of the next $250 million, and 0.65% of average daily net assets in excess of $1 billion.


    N&B Management provides administrative services to each Fund that include furnishing facilities and personnel for the Fund and performing accounting, recordkeeping, and other services. For such administrative services, each Fund pays N&B Management a fee at the annual rate of 0.40% of that Fund's average daily net assets. With a Fund's consent, N&B Management may subcontract to Institutions some of its responsibilities to that Fund under the administration agreement and may compensate each Institution that provides such services at an annual rate of up to 0.25% of the average net asset value of Fund shares held through that Institution.

    Each Fund bears all expenses of its operations other than those borne by N&B Management as administrator of the Fund and as distributor of its shares. Each Portfolio bears all expenses of its operations other than those borne by N&B Management as investment manager of the Portfolio. These expenses include the "Other Expenses" described on page 7.



    See "Expense Information -- Annual Fund Operating Expenses" for information about how these fees and expenses may affect the value of your investment.


    During its 1997 fiscal year, each Fund accrued administration fees and a pro rata portion of the corresponding Portfolio's management fees (prior to any expense reimbursement or fee waiver), as a percentage of the Fund's average daily net assets, as follows:


--------------------------------------------------------------------------------


Neuberger&Berman FOCUS Trust                                                   0.90%
Neuberger&Berman GENESIS Trust                                                 1.21%
Neuberger&Berman GUARDIAN Trust                                                0.84%
Neuberger&Berman MANHATTAN Trust                                               0.93%
Neuberger&Berman PARTNERS Trust                                                0.86%
Neuberger&Berman SOCIALLY RESPONSIVE Trust                                     0.48%*
*Not annualized.



    During its 1997 fiscal year, each Fund bore aggregate expenses as a percentage of its average daily net assets (after taking into consideration N&B Management's expense reimbursement for each Fund and N&B Management's then current waiver of a portion of the management fee borne indirectly by Neuberger&Berman GENESIS Trust), as follows:


--------------------------------------------------------------------------------


Neuberger&Berman FOCUS Trust                                                   0.96%
Neuberger&Berman GENESIS Trust                                                 1.25%
Neuberger&Berman GUARDIAN Trust                                                0.88%
Neuberger&Berman MANHATTAN Trust                                               1.09%
Neuberger&Berman PARTNERS Trust                                                0.91%
Neuberger&Berman SOCIALLY RESPONSIVE Trust                                     1.58%



    N&B Management has voluntarily undertaken to reimburse each Fund for its Total Operating Expenses so that each Fund's expense ratio per annum will not exceed the expense ratio per annum of its Sister Fund by more than 0.10% of the Fund's average daily net assets. A Fund's per annum "expense ratio" is the sum of the Fund's Total Operating Expenses divided by that Fund's average daily net assets for the year. N&B Management may terminate this undertaking to any Fund by giving at least 60 days' prior written notice to the Fund. The effect of reimbursement by N&B Management is to reduce a Fund's expenses and thereby increase its total return.


---------------------
            Transfer Agent
--------------------------------------------------------------------------------

    The Funds' transfer agent is State Street Bank and Trust Company ("State Street"). State Street administers purchases, redemptions, and transfers of Fund shares with respect to Institutions and the payment of dividends and other distributions to Institutions. All correspondence should be addressed to the Neuberger& Berman Funds, Institutional Services, 605 Third Avenue, 2nd Floor, New York, NY 10158-0180.

INFORMATION REGARDING
ORGANIZATION, CAPITALIZATION, AND
OTHER MATTERS


----------------
            The Funds
--------------------------------------------------------------------------------

    Neuberger&Berman FOCUS Trust, Neuberger&Berman GENESIS Trust, Neuberger&Berman GUARDIAN Trust, Neuberger&Berman MANHATTAN Trust and Neuberger&Berman PARTNERS Trust are separate operating series of N&B Equity Trust, a Delaware business trust organized pursuant to a Trust Instrument dated May 6, 1993. Neuberger&Berman SOCIALLY RESPONSIVE Trust is a separate operating series of N&B Equity Assets, a Delaware business trust organized pursuant to a Trust Instrument dated October 18, 1993. Each Trust is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, open-end management investment company, commonly known as a mutual fund. N&B Equity Trust has seven separate series. N&B Equity Assets has six separate series. Each Fund invests all of its net investable assets in its corresponding Portfolio, in each case receiving a beneficial interest in that Portfolio. The trustees of the Trusts may establish additional series or classes of shares without the approval of shareholders. The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.


    DESCRIPTION OF SHARES. Each Fund is authorized to issue an unlimited number of shares of beneficial interest (par value $0.001 per share). Shares of each Fund represent equal proportionate interests in the assets of that Fund only and have identical voting, dividend, redemption, liquidation, and other rights. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other rights to subscribe to any additional shares.


    SHAREHOLDER MEETINGS. The trustees of the Trusts do not intend to hold annual meetings of shareholders of the Funds. The trustees will call special meetings of shareholders of a Fund only if required under the 1940 Act or in their discretion or upon the written request of holders of 10% or more of the outstanding shares of that Fund entitled to vote.



    CERTAIN PROVISIONS OF TRUST INSTRUMENT. Under Delaware law, the shareholders of a Fund will not be personally liable for the obligations of any Fund; a shareholder is entitled to the same limitation of personal liability extended to shareholders of a corporation. To guard against the risk that Delaware law might not be applied in other states, each Trust Instrument requires that every written obligation of the Trust or a Fund contain a statement that such obligation may be enforced only against the assets of that Trust or Fund and provides for indemnification out of Trust or Fund property of any shareholder nevertheless held personally liable for Trust or Fund obligations, respectively.

    OTHER. Because Fund shares can be bought, owned and sold only through an account with an Institution, a client of an Institution may be unable to purchase additional shares and/or may be required to redeem shares (and possibly incur a tax liability) if the client no longer has a relationship with the Institution or if the Institution no longer has a contract with N&B Management to perform services. Depending on the policies of the Institutions involved, an investor may be able to transfer an account from one Institution to another.


---------------------
            The Portfolios
--------------------------------------------------------------------------------

    Each Portfolio is a separate operating series of Managers Trust, a New York common law trust organized as of December 1, 1992. Managers Trust is registered under the 1940 Act as a diversified, open-end management investment company. Managers Trust has six separate Portfolios. The assets of each Portfolio belong only to that Portfolio, and the liabilities of each Portfolio are borne solely by that Portfolio and no other.



    FUNDS' INVESTMENTS IN PORTFOLIOS. Each Fund is a "feeder fund" that seeks to achieve its investment objective by investing all of its net investable assets in its corresponding Portfolio, which is a "master fund." The Portfolio, which has the same investment objective, policies, and limitations as the Fund, in turn invests in securities; the Fund thus acquires an indirect interest in those securities.


    Each Fund's investment in its corresponding Portfolio is in the form of a non-transferable beneficial interest. Members of the general public may not purchase a direct interest in a Portfolio. The Sister Funds that are series of N&B Equity Funds and other mutual funds that are series of N&B Equity Assets invest all of their respective net investable assets in corresponding Portfolios of Managers Trust. The shares of each series of N&B Equity Funds are available for purchase by members of the general public. The Trusts do not sell their shares directly to members of the general public.


    Each Portfolio may also permit other investment companies and/or other institutional investors to invest in the Portfolio. All investors will invest in a Portfolio on the same terms and conditions as a Fund and will pay a proportionate share of the Portfolio's expenses. Other investors in a Portfolio (including the series of N&B Equity Funds and N&B Equity Assets) are not required to sell their shares at the same public offering price as a Fund, could have a different administration fee and expenses than a Fund, and (except N&B Equity Funds and N&B Equity Assets) might charge a sales commission. Therefore, Fund shareholders may have different returns than shareholders in another investment company that invests exclusively in the Portfolio. Information regarding any fund that invests in a Portfolio is available from N&B Management by calling 800-877-9700.

    The trustees of the Trusts believe that investment in a Portfolio by a series of N&B Equity Funds or by other potential investors in addition to a Fund may enable the Portfolio to realize economies of scale that could reduce its operating expenses, thereby producing higher returns and benefitting all shareholders. However, a Fund's investment in its corresponding Portfolio may be affected by the actions of other large investors in the Portfolio, if any. For example, if a large investor in a Portfolio (other than a Fund) redeemed its interest in the Portfolio, the Portfolio's remaining investors (including the Fund) might, as a result, experience higher pro rata operating expenses, thereby producing lower returns.


    Each Fund may withdraw its entire investment from its corresponding Portfolio at any time, if the trustees of the respective Trust determine that it is in the best interests of the Fund and its shareholders to do so. A Fund might withdraw, for example, if there were other investors in a Portfolio with power to, and who did by a vote of all investors (including the Fund), change the investment objective, policies, or limitations of the Portfolio in a manner not acceptable to the trustees of the respective Trust. A withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio to the Fund. That distribution could result in a less diversified portfolio of investments for the Fund and could affect adversely the liquidity of the Fund's investment portfolio. If the Fund decided to convert those securities to cash, it usually would incur brokerage fees or other transaction costs. If a Fund withdrew its investment from a Portfolio, the trustees of the respective Trust would consider what actions might be taken, including the investment of all of the Fund's net investable assets in another pooled investment entity having substantially the same investment objective as the Fund or the retention by the Fund of its own investment manager to manage its assets in accordance with its investment objective, policies, and limitations. The inability of the Fund to find a suitable replacement could have a significant impact on shareholders.



    INVESTOR MEETINGS AND VOTING. Each Portfolio normally will not hold meetings of investors except as required by the 1940 Act. Each investor in a Portfolio will be entitled to vote in proportion to its relative beneficial interest in the Portfolio. On most issues subjected to a vote of investors, a Fund will solicit proxies from its shareholders and will vote its interest in the Portfolio in proportion to the votes cast by the Fund's shareholders. If there are other investors in a Portfolio, there can be no assurance that any issue that receives a majority of the votes cast by Fund shareholders will receive a majority of votes cast by all Portfolio investors; indeed, if other investors hold a majority interest in a Portfolio, they could have voting control of the Portfolio.



    CERTAIN PROVISIONS. Each investor in a Portfolio, including a Fund, will be liable for all obligations of the Portfolio. However, the risk of an investor in a

Portfolio incurring financial loss beyond the amount of its investment on account of such liability would be limited to circumstances in which the Portfolio had inadequate insurance and was unable to meet its obligations out of its assets. Upon liquidation of a Portfolio, investors would be entitled to share pro rata in the net assets of the Portfolio available for distribution to investors.

DESCRIPTION OF INVESTMENTS

    In addition to common stocks and other securities referred to in "Investment Programs" herein, each Portfolio may make the following investments, among others, individually or in combination, although it may not necessarily buy all of the types of securities or use all of the investment techniques that are described. For additional information on the following investments and on other types of investments which the Portfolios may make, see the SAI.


    ILLIQUID, RESTRICTED AND RULE 144A SECURITIES. Each Portfolio may invest up to 15% of its net assets in illiquid securities, which are securities that cannot be expected to be sold within seven days at approximately the price at which they are valued. These may include unregistered or other restricted securities and repurchase agreements maturing in greater than seven days. Illiquid securities may also include commercial paper under section 4(2) of the Securities Act of 1933, as amended, and Rule 144A securities (restricted securities that may be traded freely among qualified institutional buyers pursuant to an exemption from the registration requirements of the securities laws); these securities are considered illiquid unless N&B Management, acting pursuant to guidelines established by the trustees of Managers Trust, determines they are liquid. Generally, foreign securities freely tradable in their principal market are not considered restricted or illiquid. Illiquid securities may be difficult for a Portfolio to value or dispose of due to the absence of an active trading market. The sale of some illiquid securities by the Portfolios may be subject to legal restrictions which could be costly to the Portfolios.



    FOREIGN SECURITIES. Foreign securities are those of issuers organized and doing business principally outside the United States, including non-U.S. governments, their agencies, and instrumentalities. Each Portfolio may invest up to 10% of the value of its total assets in foreign securities. The 10% limitation does not apply to foreign securities that are denominated in U.S. dollars, including ADRs. Foreign securities (including those denominated in U.S. dollars and ADRs) are affected by political and economic developments in foreign countries. Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations. In addition, foreign markets may be less liquid and more volatile than U.S. markets and may offer less protection to investors. Investments in foreign securities that are not denominated in U.S. dollars (including those made through ADRs) may be subject to special risks, such as governmental regulation of foreign exchange transactions and changes in rates of exchange with the U.S. dollar, irrespective of the performance of the underlying investment.



    COVERED CALL OPTIONS. Each Portfolio may try to reduce the risk of securities price changes (hedge) or generate income by writing (selling) covered call options against portfolio securities and may purchase call options in related closing transactions. When a Portfolio writes a covered call option against a security, the Portfolio is obligated to sell that security to the purchaser of the option at a fixed price at any time during a specified period if the purchaser decides to exercise the option. The maximum price the Portfolio may realize on the security during the option period is the fixed price; the Portfolio continues to bear the risk of a decline in the security's price, although this risk is reduced, at least in part, by the premium received for writing the option.



    The primary risks in using call options are (1) possible lack of a liquid secondary market for options and the resulting inability to close out options when desired; (2) the fact that use of options is a highly specialized activity that involves skills, techniques, and risks (including price volatility and a high degree of leverage) different from those associated with selection of a Portfolio's securities; (3) the fact that, although use of these instruments for hedging purposes can reduce the risk of loss, they also can reduce the opportunity for gain, by offsetting favorable price movements in hedged investments; and (4) the possible inability of a Portfolio to sell a security at a time that would otherwise be favorable for it to do so, or the possible need for a Portfolio to sell a security at a disadvantageous time, due to its need to maintain "cover" in connection with its use of these instruments.



    REPURCHASE AGREEMENTS/SECURITIES LOANS. In a repurchase agreement, a Portfolio buys a security from a Federal Reserve member bank or a securities dealer and simultaneously agrees to sell it back at a higher price, at a specified date, usually less than a week later. The underlying securities must fall within the Portfolio's investment policies and limitations. Each Portfolio also may lend portfolio securities to banks, brokerage firms, or institutional investors to earn income. Costs, delays, or losses could result if the selling party to a repurchase agreement or the borrower of portfolio securities becomes bankrupt or otherwise defaults. N&B Management monitors the creditworthiness of sellers and borrowers.


    OTHER INVESTMENTS. Although each Portfolio invests primarily in common stocks, when market conditions warrant it may invest in preferred stocks, securities convertible into or exchangeable for common stocks, U.S. Government and Agency Securities, investment grade debt securities, or money market instruments, or may retain assets in cash or cash equivalents.


    U.S. Government Securities are obligations of the U.S. Treasury backed by the full faith and credit of the United States. U.S. Government Agency Securities are issued or guaranteed by U.S. Government agencies or by instrumentalities of the U.S. Government, such as the Government National Mortgage Association, Fannie Mae (formerly, Federal National Mortgage Association), Freddie Mac (formerly, Federal Home Loan Mortgage Corporation), Student Loan Marketing Association (commonly known as "Sallie Mae") and Tennessee Valley Authority. Some U.S. Government Agency Securities are supported by the full faith and credit of the United States, while others may be supported by the issuer's ability to borrow from the U.S. Treasury, subject to the Treasury's discretion in certain cases, or only by the credit of the issuer. U.S. Government Agency Securities include U.S. Government

Agency mortgage-backed securities. The market prices of U.S. Government and Agency Securities are not guaranteed by the Government.



    Neuberger&Berman SOCIALLY RESPONSIVE Portfolio may invest up to 20% of its net assets in convertible securities. A convertible security is a bond, debenture, note, preferred stock, or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Convertible securities generally have features of both common stock and debt securities. Neuberger& Berman SOCIALLY RESPONSIVE Portfolio does not intend to purchase any convertible securities that are not investment grade.


    "Investment grade" debt securities are those receiving one of the four highest ratings from Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's ("S&P"), or another nationally recognized statistical rating organization ("NRSRO") or, if unrated by any NRSRO, deemed comparable by N&B Management to such rated securities ("Comparable Unrated Securities"). Securities rated by Moody's in its fourth highest category (Baa) or Comparable Unrated Securities may be deemed to have speculative characteristics. The value of the fixed income securities in which a Portfolio may invest is likely to decline in times of rising market interest rates. Conversely, when rates fall, the value of a Portfolio's fixed income investments is likely to rise.

    Neuberger&Berman PARTNERS Portfolio may invest up to 15% of its net assets in debt securities rated below investment grade and Comparable Unrated Securities. Such securities may be considered predominantly speculative, although, as debt securities, they generally have priority over equity securities of the same issuer and are generally better secured. Debt securities in the lowest rating categories may involve a substantial risk of default or may be in default. Changes in economic conditions or developments regarding the individual issuer are more likely to cause price volatility and weaken the capacity of the issuer of such securities to make principal and interest payments than is the case for higher-grade debt securities. An economic downturn affecting the issuer may result in an increased incidence of default. The market for lower-rated securities may be thinner and less active than for higher-rated securities. Neuberger&Berman PARTNERS Portfolio will invest in such securities only when N&B Management concludes that the anticipated return to the Portfolio on such an investment warrants exposure to the additional level of risk. A further description of Moody's and S&P's ratings is included in the Appendix to the SAI.

USE OF JOINT PROSPECTUS AND STATEMENT

OF ADDITIONAL INFORMATION


    Each Fund and its corresponding Portfolio acknowledges that it is solely responsible for all information or lack of information about that Fund and Portfolio in this Prospectus or in the SAI, and no other Fund or Portfolio is responsible therefor. The trustees of the Trusts and of Managers Trust have considered this factor in approving each Fund's use of a single combined Prospectus and combined SAI.

DIRECTORY



INVESTMENT MANAGER, ADMINISTRATOR,
AND DISTRIBUTOR

Neuberger&Berman Management Incorporated
605 Third Avenue 2nd Floor
New York, NY 10158-0180

SUB-ADVISER
Neuberger&Berman, LLC
605 Third Avenue
New York, NY 10158-3698

CUSTODIAN AND TRANSFER AGENT
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

ADDRESS CORRESPONDENCE TO:
Neuberger&Berman Funds
Institutional Services
605 Third Avenue
2nd Floor
New York, NY 10158-0180
800-877-9700

LEGAL COUNSEL
Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, NW
2nd Floor
Washington, DC 20036-1800

FUNDS ELIGIBLE FOR EXCHANGE



EQUITY TRUSTS

Neuberger&Berman Focus Trust

Neuberger&Berman Genesis Trust

Neuberger&Berman Guardian Trust

Neuberger&Berman Manhattan Trust

Neuberger&Berman Partners Trust


Neuberger&Berman Socially Responsive Trust


INCOME TRUST

Neuberger&Berman Limited Maturity Bond Trust



Neuberger&Berman, Neuberger&Berman Management Inc., and the above-named Funds are registered trademarks or service marks of Neuberger&Berman, LLC or Neuberger&Berman Management Inc.


(C) 1997 Neuberger&Berman Management Incorporated.

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

                 (This page has been left blank intentionally.)

                 (This page has been left blank intentionally.)

--------------------------------------------------------------------------------

                 NEUBERGER & BERMAN EQUITY TRUST AND PORTFOLIOS

           NEUBERGER & BERMAN SOCIALLY RESPONSIVE TRUST AND PORTFOLIO
                 (a series of Neuberger & Berman Equity Assets)

                       STATEMENT OF ADDITIONAL INFORMATION

                             DATED DECEMBER 15, 1997

      Neuberger & Berman            Neuberger & Berman
      Manhattan Trust               Genesis Trust
      (and Neuberger & Berman       (and Neuberger & Berman
      Manhattan Portfolio)          Genesis Portfolio)

      Neuberger & Berman            Neuberger & Berman
      Focus Trust                   Guardian Trust
      (and Neuberger & Berman       (and Neuberger & Berman
      Focus Portfolio)              Guardian Portfolio)

      Neuberger & Berman            Neuberger & Berman
      Partners Trust                Socially Responsive Trust
      (and Neuberger & Berman       (and Neuberger & Berman
      Partners Portfolio)           Socially Responsive Portfolio)

                              No-Load Mutual Funds
              605 Third Avenue, 2nd Floor, New York, NY 10158-0180
                             Toll-Free 800-877-9700

--------------------------------------------------------------------------------

          Neuberger & Berman MANHATTAN Trust, Neuberger & Berman GENESIS Trust, Neuberger & Berman FOCUS Trust, Neuberger & Berman GUARDIAN Trust, and Neuberger & Berman PARTNERS Trust and Neuberger & Berman SOCIALLY RESPONSIVE Trust (each a "Fund") are no-load mutual funds that offer shares pursuant to a Prospectus dated December 15, 1997. The Funds invest all of their net investable assets in Neuberger & Berman MANHATTAN Portfolio, Neuberger & Berman GENESIS Portfolio, Neuberger & Berman FOCUS Portfolio, Neuberger & Berman GUARDIAN Portfolio, Neuberger & Berman PARTNERS Portfolio and Neuberger & Berman SOCIALLY RESPONSIVE Portfolio (each a "Portfolio"), respectively.


          AN INVESTOR CAN BUY, OWN, AND SELL FUND SHARES ONLY THROUGH AN ACCOUNT WITH AN ADMINISTRATOR, BROKER-DEALER, OR OTHER INSTITUTION THAT PROVIDES ACCOUNTING, RECORDKEEPING, AND OTHER SERVICES TO INVESTORS AND THAT HAS AN ADMINISTRATIVE SERVICES AGREEMENT WITH NEUBERGER & BERMAN MANAGEMENT INCORPORATED (EACH AN "INSTITUTION").

          The Funds' Prospectus provides basic information that an investor should know before investing. A copy of the Prospectus may be obtained, without charge, from Neuberger & Berman Management Incorporated ("N&B Management"), Institutional Services, 605 Third Avenue, 2nd Floor, New York, NY 10158-0180, or by calling 800-877-9700.

          This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Prospectus.

          No person has been authorized to give any information or to make any representations not contained in the Prospectus or in this SAI in connection with the offering made by the Prospectus, and, if given or made, such information or representations must not be relied upon as having been authorized by a Fund or its distributor. The Prospectus and this SAI do not constitute an offering by a Fund or its distributor in any jurisdiction in which such offering may not lawfully be made.

                               TABLE OF CONTENTS

                                                                          PAGE


INVESTMENT INFORMATION.......................................................1
      Investment Policies and Limitations....................................2
      Investment Insight.....................................................5
            Neuberger & Berman MANHATTAN Portfolio...........................5
            Neuberger & Berman GENESIS Portfolio.............................7
            Neuberger & Berman FOCUS and Neuberger & Berman
              GUARDIAN Portfolios...........................................10
            Neuberger & Berman PARTNERS Portfolio...........................11
            Neuberger & Berman SOCIALLY RESPONSIVE Portfolio................12
      Additional Investment Information.....................................15
      Neuberger  & Berman  FOCUS  Portfolio  -  Description  of Economic
            Sectors.........................................................33
      Neuberger & Berman SOCIALLY RESPONSIVE  Portfolio - Description of
            Social Policy...................................................36


PERFORMANCE INFORMATION.....................................................40
      Total Return Computations.............................................40
      Comparative Information...............................................41
      Other Performance Information.........................................43


CERTAIN RISK CONSIDERATIONS.................................................44


TRUSTEES AND OFFICERS.......................................................44


INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES...........................51
      Investment Manager and Administrator..................................51
      Sub-Adviser...........................................................54
      Investment Companies Managed..........................................55
      Management and Control of N&B Management..............................58


DISTRIBUTION ARRANGEMENTS...................................................59


ADDITIONAL EXCHANGE INFORMATION.............................................60

ADDITIONAL REDEMPTION INFORMATION...........................................61
      Suspension of Redemptions.............................................61
      Redemptions in Kind...................................................61


DIVIDENDS AND OTHER DISTRIBUTIONS...........................................62


ADDITIONAL TAX INFORMATION..................................................62
      Taxation of the Funds.................................................62
      Taxation of the Portfolios............................................64
      Taxation of the Funds' Shareholders...................................67


PORTFOLIO TRANSACTIONS......................................................67
      Portfolio Turnover....................................................76


REPORTS TO SHAREHOLDERS.....................................................76


ORGANIZATION................................................................77


CUSTODIAN AND TRANSFER AGENT................................................77


INDEPENDENT AUDITORS/ACCOUNTANTS............................................77


LEGAL COUNSEL...............................................................77


CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.........................77


REGISTRATION STATEMENT......................................................82


FINANCIAL STATEMENTS........................................................82


Appendix A..................................................................83
      RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER.......................83

                            INVESTMENT INFORMATION

          Each Fund (except Neuberger & Berman SOCIALLY RESPONSIVE Trust) is a separate operating series of Neuberger & Berman Equity Trust ("Equity Trust"), a Delaware business trust that is registered with the Securities and Exchange Commission ("SEC") as an open-end management investment company. Neuberger & Berman SOCIALLY RESPONSIVE Trust is a separate operating series of Neuberger & Berman Equity Assets ("Equity Assets"), a Delaware business trust that is registered with the SEC as an open-end management investment company. Neuberger & Berman Equity Trust and Neuberger & Berman Equity Assets are referred to below as the "Trusts." Each Fund seeks its investment objective by investing all of its net investable assets in a Portfolio of Equity Managers Trust ("Managers Trust") that has an investment objective identical to, and a name similar to, that of the Fund. Each Portfolio, in turn, invests in securities in accordance with an investment objective, policies, and limitations identical to those of its corresponding Fund. Managers Trust is an open-end management investment company managed by N&B Management.


          The following information supplements the discussion in the Prospectus of the investment objective, policies, and limitations of each Fund and Portfolio. The investment objective and, unless otherwise specified, the investment policies and limitations of each Fund and Portfolio are not fundamental. Any investment objective, policy or limitation that is not fundamental may be changed by the trustees of the respective Trust ("Fund Trustees") or of Managers Trust ("Portfolio Trustees") without shareholder approval. The fundamental investment policies and limitations of a Fund or a Portfolio may not be changed without the approval of the lesser of (1) 67% of the total units of beneficial interest ("shares") of the Fund or Portfolio represented at a meeting at which more than 50% of the outstanding Fund or Portfolio shares are represented or (2) a majority of the outstanding shares of the Fund or Portfolio. These percentages are required by the Investment Company Act of 1940 ("1940 Act") and are referred to in this SAI as a "1940 Act majority vote." Whenever a Fund is called upon to vote on a change in a fundamental investment policy or limitation of its corresponding Portfolio, the Fund casts its votes in proportion to the votes of its shareholders at a meeting thereof called for that purpose.

INVESTMENT POLICIES AND LIMITATIONS

          Each Fund (except Neuberger & Berman SOCIALLY RESPONSIVE Trust) has the following fundamental investment policy, to enable it to invest in its corresponding Portfolio:

     Notwithstanding any other investment policy of the Fund, the Fund may invest all of its investable assets (cash, securities, and receivables relating to securities) in an open-end management investment company having substantially the same investment objective, policies, and limitations as the Fund.

          Neuberger & Berman SOCIALLY RESPONSIVE Trust has the following fundamental investment policy, to enable it to invest in its corresponding
Portfolio:


     Notwithstanding any other investment policy of the Fund, the Fund may invest all of its net investable assets (cash, securities, and receivables relating to securities) in an open-end management investment company having substantially the same investment objective, policies, and limitations as the Fund.

          All other fundamental investment policies and limitations and the non-fundamental investment policies and limitations of each Fund are identical to those of its corresponding Portfolio. Therefore, although the following discusses the investment policies and limitations of the Portfolios, it applies equally to their corresponding Funds.

          Except for the limitation on borrowing, any investment policy or limitation that involves a maximum percentage of securities or assets will not be considered to be violated unless the percentage limitation is exceeded immediately after, and because of, a transaction by a Portfolio.


          The following investment policies and limitations are fundamental and apply to all Portfolios:

          1. BORROWING. No Portfolio may borrow money, except that a Portfolio may (i) borrow money from banks for temporary or emergency purposes and not for leveraging or investment and (ii) enter into reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities

(other than borrowings). If at any time borrowings exceed 33-1/3% of the value of a Portfolio's total assets, that Portfolio will reduce its borrowings within three days (excluding Sundays and holidays) to the extent necessary to comply with the 33-1/3% limitation.

          2. COMMODITIES. No Portfolio may purchase physical commodities or contracts thereon, unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit a Portfolio from purchasing futures contracts or options (including options on futures contracts, but excluding options or futures contracts on physical commodities) or from investing in securities of any kind.

          3. DIVERSIFICATION. No Portfolio may, with respect to 75% of the value of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, (i) more than 5% of the value of the Portfolio's total assets would be invested in the securities of that issuer or
(ii) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer.

          4. INDUSTRY CONCENTRATION. No Portfolio may purchase any security if, as a result, 25% or more of its total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry. This limitation does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

          5. LENDING. No Portfolio may lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets (taken at current value) would be lent to other parties, except, in accordance with its investment objective, policies, and limitations, (i) through the purchase of a portion of an issue of debt securities or (ii) by engaging in repurchase agreements.

          6. REAL ESTATE. No Portfolio may purchase real estate unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit a Portfolio from purchasing securities issued by entities or investment vehicles that own or deal in real estate or interests therein or instruments secured by real estate or interests therein.

          7. SENIOR SECURITIES. No Portfolio may issue senior securities, except as permitted under the 1940 Act.

          8. UNDERWRITING. No Portfolio may underwrite securities of other issuers, except to the extent that a Portfolio, in disposing of portfolio securities, may be deemed to be an underwriter within the meaning of the Securities Act of 1933 ("1933 Act").

          For purposes of the limitation on commodities, the Portfolios do not consider foreign currencies or forward contracts to be physical commodities.


          The following investment policies and limitations are non-fundamental and apply to all Portfolios unless otherwise indicated:

          1. BORROWING. No Portfolio may purchase securities if outstanding borrowings, including any reverse repurchase agreements, exceed 5% of its total assets.

          2. LENDING. Except for the purchase of debt securities and engaging in repurchase agreements, no Portfolio may make any loans other than securities loans.

          3. MARGIN TRANSACTIONS. No Portfolio may purchase securities on margin from brokers or other lenders, except that a Portfolio may obtain such
short-term   credits  as  are   necessary   for  the   clearance  of  securities
transactions. Margin payments in connection with transactions in futures contracts and options on futures contracts shall not constitute the purchase of securities on margin and shall not be deemed to violate the foregoing limitation.


          4. FOREIGN SECURITIES. No Portfolio may invest more than 10% of the value of its total assets in securities of foreign issuers, provided that this limitation shall not apply to foreign securities denominated in U.S. dollars, including American Depositary Receipts ("ADRs").


          5. ILLIQUID SECURITIES. No Portfolio may purchase any security if, as a result, more than 15% of its net assets would be invested in illiquid securities. Illiquid securities include securities that cannot be sold within seven days in the ordinary course of business for approximately the amount at which the Portfolio has valued the securities, such as repurchase agreements maturing in more than seven days.

          6. PLEDGING (NEUBERGER & BERMAN GENESIS AND NEUBERGER & BERMAN GUARDIAN PORTFOLIOS). Neither of these Portfolios may pledge or hypothecate any of its assets, except that (i) Neuberger & Berman GENESIS Portfolio may pledge or hypothecate up to 15% of its total assets to collateralize a borrowing permitted under fundamental policy 1 above or a letter of credit issued for a purpose set forth in that policy and (ii) each Portfolio may pledge or hypothecate up to 5% of its total assets in connection with its entry into any agreement or arrangement pursuant to which a bank furnishes a letter of credit to collateralize a capital commitment made by the Portfolio to a mutual insurance company of which the Portfolio is a member. The other Portfolios are not subject to any restrictions on their ability to pledge or hypothecate assets and may do so in connection with permitted borrowings.


          7. SECTOR CONCENTRATION (NEUBERGER & BERMAN FOCUS PORTFOLIO). This Portfolio may not invest more than 50% of its total assets in any one economic sector.


          Each Portfolio (except Neuberger & Berman SOCIALLY RESPONSIVE Portfolio) as an operating policy, does not intend to invest in futures contracts and options thereon during the coming year. In addition, although the Portfolios do not have policies limiting their investment in warrants, no Portfolio currently intends to invest in warrants unless acquired in units or attached to securities.


INVESTMENT INSIGHT

     NEUBERGER & BERMAN MANHATTAN PORTFOLIO

          The portfolio co-managers of Neuberger & Berman MANHATTAN Portfolio love surprises - positive earnings surprises that is. Their extensive research has revealed that historically the stocks of companies that consistently exceeded consensus earnings estimates tended to be terrific performers. They screen the mid-cap growth stock universe to isolate stocks whose most recent earnings have beat the Street's expectations. They then roll up their sleeves and, through diligent fundamental research, strive to identify those companies most likely to record a string of positive earnings surprises. Their goal is to invest today in the fast growing mid-sized companies that will comprise tomorrow's Fortune 500.

          The co-managers explain, "Let us begin by saying we are growth stock investors in the purest sense of the term. We want to own the stocks of companies that are growing earnings faster than the average American business and ideally, faster than the competitors in their respective industries." The co-managers explain that they are particularly biased towards companies that have consistently beaten consensus earnings estimates. Their extensive research has revealed that stocks whose earnings consistently exceeded expectations offered greater potential for long-term capital appreciation.


          The co-managers focus their research efforts on mid-cap stocks in new and/or rapidly evolving industries. The mid-cap growth sector is less widely followed by Wall Street analysts and therefore, less efficient than the large-cap stock market. By focusing on stocks with market capitalizations between $500 million and $8 billion, the co-managers believe they are likely to identify more of their brand of growth stock opportunities. Considering the currently high valuations of large-cap growth stocks relative to mid-cap growth stocks with what the co-managers think is comparable or, in many cases, better earnings growth potential, they believe the Portfolio is particularly well positioned in today's market. The Portfolio now uses the Russell MidcapTM Growth Index as its benchmark. Consistent with the Portfolio's capitalization parameters and growth style, the co-managers believe this is a more appropriate benchmark than the S&P "500."


          They reiterate, "Let us once again emphasize we are growth stock investors. But, there is a value component to our discipline as well. We just define value differently." The kind of fast growth companies the co-managers favor generally do not trade at below market average price/earnings ratios. However, they often trade at very reasonable multiples relative to annual earnings growth rates. Given the choice between two good companies with comparable earnings growth rates, the co-managers will select the one trading at the lower multiple to earnings growth.

          "We are dispassionate sellers," say the co-managers. "If a stock does not live up to our earnings expectations or if we believe its valuation has become excessive, we will sell and direct the assets to another opportunity we find more attractive. We will maintain a broadly diversified portfolio rather than heavily concentrating our holdings in just a few of the fastest growing industry groups."



     NEUBERGER & BERMAN GENESIS PORTFOLIO

          Neuberger & Berman Genesis Fund (which, like Neuberger & Berman GENESIS Trust, invests all of its net investable assets in Neuberger & Berman GENESIS Portfolio) was established in 1988. A fund dedicated primarily to small-capitalization stocks (companies with total market value of outstanding common stock of up to $1.5 billion at the time the Portfolio invests), Neuberger & Berman GENESIS Portfolio is devoted to the same value principles as most of the other equity funds managed by N&B Management. The Portfolio is comprised of small-cap stocks with solid earnings today, not just promises for tomorrow.


          Many people think that small-capitalization stock funds are predominantly invested in high-risk companies. That is not necessarily the case. Neuberger & Berman GENESIS Portfolio looks for the same fundamentals in small-capitalization stocks as other Portfolios look for in stocks of larger companies. The portfolio co-managers stick to the areas they understand. They look for the most persistent earnings growth at the lowest multiple, as well as for well-established companies with entrepreneurial management and sound finances. Also considered are catalysts to exposing value, such as management changes and new product lines. Often, these are firms that have suffered temporary setbacks or undergone a restructuring.


          Neuberger & Berman GENESIS Portfolio's motto is "boring is beautiful." Instead of investing in trendy, high-priced stocks that tend to hurt shareholders on the downside, the Portfolio looks for little-known, solid, growing companies whose stocks the managers believe are wonderful bargains.


AN INTERVIEW WITH THE PORTFOLIO CO-MANAGER

          Q: If I already own a large-cap stock fund, why should I consider investing in a small-cap fund as well?

          A: Look at how fast a sapling grows compared to, say, a mature tree. Much of the same can be true about companies. It's possible for a smaller company to grow 50% faster than an IBM or a Coca-Cola.

          So, many small-cap stocks offer superior growth potential. Consider the cereal you eat, the detergent you use, the coffee you drink -- and imagine if you had invested in these products BEFORE they became household names. If you had invested only in the blue-chip companies of the day, you would have missed out on these opportunities.

          Of course, we're not advocating that an investor's portfolio consist only of small-cap stock funds. It pays to diversify. Let's look back about 25 years. While past performance cannot indicate future performance, small-cap stocks outperformed larger-cap stocks 16 of the years from 1971 to 1996, which means larger-cap stocks did better the rest of the time.1/

          Q: Neuberger & Berman GENESIS Trust is classified as a "small-cap value fund." To many people, "small-cap value" is an oxymoron. Can you clarify the Portfolio's investment approach?

          A: We understand the confusion. After all, a lot of people equate "small-cap" with "growth." They also equate "value" with "cheap." At Neuberger & Berman GENESIS Portfolio, we're 100% behind finding GROWING small-cap companies -- what we believe are highly profitable companies with solid records and promising futures. So where do we part company with managers who follow a "small-cap growth" style? It comes down to how much growth and at what price. Small-cap growth investors seem willing to pay a premium for vastly superior growth. This results in two problems: a) growth tends to be discounted by the premium valuations, and b) the growth expectations are so high as to be unsustainable. We believe superior yet more stable returns can be purchased at significant discounts. They may be found in mundane, perhaps even boring, industries. Remember, the same glamorous appeal that attracts so many growth investors also attracts competitors.



          In that respect, we're "value" managers. Yet we'd like to make this point clear: Low price-to-earnings multiples, in and of themselves, cannot


----------

1/ Results are on a total return basis and include reinvestment of all dividends and other distributions. Small-cap stocks are represented by the fifth capitalization quintile of stocks on the NYSE from 1971 to 1981 and performance of the Dimensional Fund Advisors (DFA) Small Company Fund from 1982 to 1996. Larger-cap stocks are represented by the S&P "500" Index, an unmanaged group of stocks. Please note that indices do not take into account any fees or expenses of investing in the individual securities that they track. Data about these indices are prepared or obtained by N&B Management. The Portfolio may invest in many securities not included in the above-described indices. Source: STOCKS, BONDS, BILLS AND INFLATION 1997 YEARBOOK(TRADEMARK), Ibbotson Associates, Chicago (annually updates work by Roger G. Ibbotson and Rex A. Sinquefield). Used with permission. All rights reserved.

justify a "buy" decision. When we search for growing, high-quality small-cap companies selling at what we feel are bargain prices, we ask ourselves: Is the company cheap for a good reason? Or, does it have the financial muscle and the management talent to make it into the big leagues?


          Q: Let's turn to specifics. What criteria are used to decide which small-cap companies make the cut -- and which ones don't?


          A: Over the years, we've seen hundreds of small-cap companies that flourished and just as many that failed to deliver on their early promises. What made the difference? While every case is unique, here are a few important traits of the winners.

          First of all, a successful small-cap company normally produces high returns. In practice, this means the business has a number of barriers to entry. Perhaps the company has a technology that's hard to duplicate. Or maybe it can make a product at a substantially lower cost than anyone else. Unlike most businesses, it has an advantage that allows it to continue earning above-market returns.

          In addition to having a competitive edge, a successful small-cap company should generate healthy cash flow. With excess cash, a company has the ability to finance its own growth without diluting the ownership stake of existing stockholders by issuing more shares.

          No small-cap company can grow without having the right people on board. That's why we spend so much time meeting the CEOs and CFOs of small-cap companies. While we question the managers about future plans and strategies, we spend as much time evaluating them as people. Do they seem honest and capable? Or do they puff up their case? Making portfolio decisions is a lot about making character judgments -- who has the stuff to manage a growing company, and who doesn't.

          THE RISKS INVOLVED IN SEEKING CAPITAL APPRECIATION FROM INVESTMENTS PRIMARILY IN COMPANIES WITH SMALL MARKET CAPITALIZATION ARE SET FORTH IN THE PROSPECTUS.

     NEUBERGER & BERMAN FOCUS AND NEUBERGER & BERMAN GUARDIAN PORTFOLIOS


          Neuberger & Berman FOCUS Portfolio's investment objective is long-term capital appreciation. Like the other Portfolios that use a value-oriented investment approach, it seeks to buy undervalued securities that offer opportunities for growth, but then it focuses its assets in those sectors where undervalued stocks are clustered. The portfolio co-managers begin by looking for stocks that are selling for less than the managers think they're worth, a "bottom-up approach." More often than not, such stocks are in a few economic sectors that are out of favor and are undervalued as a group. The portfolio co-managers think most cheap stocks deserve to be cheap and their job is to find the few that don't.


          The portfolio co-managers don't pick sectors for Neuberger & Berman FOCUS Portfolio based on their perception of what the economy is going to do. They look for stocks with low valuations; often, these stocks will be found in a particular sector. If an investment manager rotates the sectors in a portfolio by buying sectors when they are undervalued and selling them when they become fully valued, the manager may be able to achieve above-average performance.


          Neuberger & Berman GUARDIAN Portfolio subscribes to the same stock-picking philosophy followed since Roy R. Neuberger founded Neuberger & Berman GUARDIAN Fund (which, like Neuberger & Berman GUARDIAN Trust, invests all of its net investable assets in Neuberger & Berman GUARDIAN Portfolio) in 1950.


          It's no great trick for a mutual fund to make money when the market is rising. The tide that lifts stock values will carry most funds along. The true test of management is its ability to make money even when the market is flat or declining. By that measure, Neuberger & Berman Guardian Fund has served shareholders well and has paid a dividend every quarter and a capital gain distribution EVERY YEAR since 1950; Neuberger & Berman GUARDIAN Trust has done so since December 1993. Of course, there can be no assurance that this trend will continue.


          The portfolio co-managers place a high premium on being knowledgeable about the companies whose stocks they buy. That knowledge is important, because sometimes it takes courage to buy stocks that the rest of the market has forsaken. The managers would rather buy an undervalued stock because they expect it to become fairly valued than buy one fairly valued and hope it becomes overvalued. The managers tend to buy stocks that are out of favor, believing that an investor is not going to get great companies at great valuations when the market perception is great.


          Investors who switch around a lot are not going to benefit from Neuberger & Berman GUARDIAN Portfolio's approach. They're following the market -- this Portfolio is looking at fundamentals.


     NEUBERGER & BERMAN PARTNERS PORTFOLIO

          Neuberger & Berman PARTNERS Portfolio's objective is capital growth. It seeks to make money in good markets and not give up those gains during rough times.


          Investors  in  Neuberger  &  Berman   PARTNERS  Trust  typically  seek
consistent performance and have a moderate risk tolerance. They do know, however, that stock investments can provide the long-term upside potential essential to meeting their long-term investment goals, particularly a comfortable retirement and planning for a college education.


          The portfolio co-managers look for stocks that are undervalued in the marketplace either in relation to strong current fundamentals, such as a low price-to-earnings ratio, consistent cash flow, and support from asset values, or in relation to their projection of the growth of the company's future earnings. If the market goes down, those stocks the Portfolio elects to hold, historically, have gone down less.

          The portfolio co-managers monitor stocks of medium- to large-sized companies that often are not closely scrutinized by other investors. The managers research these companies in order to determine if they are likely to produce a new product, become an acquisition target, or undergo a financial restructuring.

          What else catches the portfolio co-managers' eyes? Companies whose managements own their own stock. These companies usually seek to build shareholder wealth by buying back shares or making acquisitions that have a swift and positive impact on the bottom line.


          To increase the upside potential, the managers zero in on companies that dominate their industries or their specialized niches. The managers' reasoning? Market leaders tend to earn higher levels of profits.

     NEUBERGER & BERMAN SOCIALLY RESPONSIVE PORTFOLIO


          Securities for this Portfolio are selected through a two-phase process. The first is financial. The portfolio manager analyzes a universe of companies according to N&B Management's value-oriented philosophy and looks for stocks which are undervalued for any number of reasons. The manager focuses on financial fundamentals, including balance sheet ratios and cash flow analysis, and meets with company management in an effort to understand how those unrecognized values might be realized in the market.


          The second part of the process is social screening. N&B Management's social research is based on the same kind of philosophy that governs its financial approach: N&B Management believes that first-hand knowledge and experience are its most important tools. Utilizing a database, the portfolio manager does careful, in-depth tracking and analyzes a large number of companies on some eighty issues in six broad social categories. The manager uses a wide variety of sources to determine company practices and policies in these areas. Performance is analyzed in light of knowledge of the issues and of the best practices in each industry.


          The portfolio manager understands that, for many issues and in many industries, absolute standards are elusive and often counterproductive. Thus, in addition to quantitative measurements, the manager places value on such
indicators  as  management  commitment,   progress,   direction,   and  industry
leadership.


AN INTERVIEW WITH THE PORTFOLIO MANAGER


          Q: First things first. How do you begin your stock selection process?


          A: Our first question is always: On financial grounds alone, is a company a smart investment? For a company's stock to meet our financial test, it must pass a number of hurdles.


          We look for bargains, just like the portfolio managers of the other Portfolios. More specifically, we search for companies that we believe have terrific products, excellent customer service, and solid balance sheets -- but because they may have missed quarterly earnings expectations by a few pennies, because their sectors are currently out of favor, because Wall Street overreacted to a temporary setback, or because the company's merits aren't widely known, their stocks are selling at a discount.


          While we look at the stock's fundamentals carefully, that's not all we examine. We meet an awful lot of CEOs and CFOs. Top officers of over 400 companies visit Neuberger & Berman each year, and we're also frequently on the road visiting dozens of corporations. From Neuberger & Berman SOCIALLY RESPONSIVE Trust's inception, we've met with representatives of every company we own.


          When we're face to face with a CEO, we're searching for answers to two crucial questions: "Does the company have a vision of where it wants to go?" and "Can the management team make it happen?" We've analyzed companies for over three decades, and we always look for companies that have both clear strategies and management talent.


          Q: When you evaluate a company's balance sheet, what matters the most to you?


          A: Definitely a company's "free cash flow." Compare it to your household's discretionary income -- the money you have left over each month after you pay off your monthly debt and other expenses. With ample free cash flow, a company can do any number of things. It can buy back its stock. Make important acquisitions. Expand its research and development spending. Or increase its dividend payments.


          When a company generates lots of excess cash flow, it has growth capital at its disposal. It can invest for higher profits down the line and improve shareholder value. Determining exactly HOW a company intends to spend its excess cash is an entirely different matter -- and that's where the information learned in our company meetings comes in. Still, you've got to have the extra cash in the first place. Which is why we pay so much attention to it.


          Q: So you take a hard look at a company's balance sheet and its management. After a company passes your financial test, what do you do next?


          A: After we're convinced of a company's merits on financial grounds alone, we review its record as a corporate citizen. In particular, we look for evidence of leadership in three key areas: concern for the environment, workplace diversity, and enlightened employment practices.

          It should be clear that our social screening always takes place after we search far and wide for what we believe are the best investment opportunities available. This is a crucial point, and an analogy can be used to explain it. Let's assume you're looking to fill a vital position in your company. What you'd pay attention to first is the candidate's competence: Can he or she do the job? So after interviewing a number of candidates, you'd narrow your list to those that are highly qualified. To choose from this smaller group, you might look at the candidate's personality: Can he or she get along with everyone in your group?


          Obviously, you wouldn't hire an unqualified person simply because he or she is likable. What you'd probably do is give the job to a highly qualified person who is ALSO compatible with your group.


          Now, let's turn to the companies that do make our financial cuts. How do we decide whether they meet our social criteria? Once again, our regular meetings with CEOs are key. We look for top management's support of programs that put more women and minorities in the pipeline to be future officers and board members; that minimize emissions, reduce waste, conserve energy, and protect natural resources; and that enable employees to balance work and family life with benefits such as flextime and generous maternal AND paternal leave.


          We realize that companies are not all good or all bad. Instead of looking for ethical perfection, we analyze how a company responds to troublesome problems. If a company is cited for breaking a pollution law, we evaluate its reaction. We also ask: Is it the first time? Do its top executives have a plan for making sure it doesn't happen again -- and how committed are they?


          If we're satisfied with the answers, a company makes it into our portfolio. When all is said and done, we invest in companies that have diverse work forces, strong CEOs, tough environmental standards, AND terrific balance sheets. In our judgment, financially strong companies that are also good corporate citizens are more likely to enjoy a competitive advantage. These days, more and more people won't buy a product unless they know it's environmentally friendly. In a similar vein, companies that treat their workers well may be more productive and profitable.


          Q: Why have investors been attracted to Neuberger & Berman SOCIALLY RESPONSIVE Trust?

          A: Our shareholders are looking to invest for the future in more ways than one. While they care deeply about their own financial futures, they're equally passionate about the world they leave to later generations. They want to be able to meet their college bills and leave a world where the air is a little cleaner and where the doors to the executive suite are a little more open.


                                    * * * * *


          Each Portfolio invests in a wide array of stocks, and no single stock makes up more than a small fraction of any Portfolio's total assets. Of course, each Portfolio's holdings are subject to change.

ADDITIONAL INVESTMENT INFORMATION

          Some or all of the Portfolios, as indicated below, may make the following investments, among others, although they may not buy all of the types of securities or use all of the investment techniques that are described.

          REPURCHASE AGREEMENTS (ALL PORTFOLIOS). In a repurchase agreement, a Portfolio purchases securities from a bank that is a member of the Federal Reserve System or from a securities dealer that agrees to repurchase the securities from the Portfolio at a higher price on a designated future date.
Repurchase agreements generally are for a short period of time, usually less than a week. Repurchase agreements with a maturity of more than seven days are considered to be illiquid securities. No Portfolio may enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 15% of the value of its net assets would then be invested in such repurchase agreements and other illiquid securities. A Portfolio may enter into a repurchase agreement only if (1) the underlying securities are of a type that the Portfolio's investment policies and limitations would allow it to purchase directly, (2) the market value of the underlying securities, including accrued interest, at all times equals or exceeds the repurchase price, and (3) payment for the underlying securities is made only upon satisfactory evidence that the securities are being held for the Portfolio's account by its custodian or a bank acting as the Portfolio's agent.

          SECURITIES LOANS (ALL PORTFOLIOS). In order to realize income, each Portfolio may lend portfolio securities with a value not exceeding 33-1/3% of its total assets to banks, brokerage firms, or other institutional investors judged creditworthy by N&B Management. Borrowers are required continuously to secure their obligations to return securities on loan from a Portfolio by depositing collateral in a form determined to be satisfactory by the Portfolio Trustees. The collateral, which must be marked to market daily, must be equal to at least 100% of the market value of the loaned securities, which will also be marked to market daily. N&B Management believes the risk of loss on these transactions is slight because, if a borrower were to default for any reason, the collateral should satisfy the obligation. However, as with other extensions of secured credit, loans of portfolio securities involve some risk of loss of rights in the collateral should the borrower fail financially.

          RESTRICTED SECURITIES AND RULE 144A SECURITIES (ALL PORTFOLIOS). Each Portfolio may invest in restricted securities, which are securities that may not be sold to the public without an effective registration statement under the 1933 Act. Before they are registered, such securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC has adopted Rule 144A under the 1933 Act. Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by a Portfolio qualify under Rule 144A and an institutional market develops for those securities, the Portfolio likely will be able to dispose of the securities without registering them under the 1933 Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of a Portfolio's illiquidity. N&B Management, acting under guidelines established by the Portfolio Trustees, may determine that certain securities qualified for trading under Rule 144A are liquid. Foreign securities that are freely tradable in their principal market are not considered to be restricted. Regulation S under the 1933 Act permits the sale abroad of securities that are not registered for sale in the United States.

          Where registration is required, a Portfolio may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time the Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Portfolio might obtain a less favorable price than prevailed when it decided to sell. To the extent restricted securities, including Rule 144A securities, are illiquid, purchases thereof will be subject to each Portfolio's 15% limit on investments in illiquid securities. Restricted securities for which no market exists are priced by a method that the Portfolio Trustees believe accurately reflects fair value.

          REVERSE REPURCHASE AGREEMENTS (ALL PORTFOLIOS). In a reverse repurchase agreement, a Portfolio sells portfolio securities subject to its agreement to repurchase the securities at a later date for a fixed price reflecting a market rate of interest; these agreements are considered borrowings for purposes of each Portfolio's investment policies and limitations concerning borrowings. While a reverse repurchase agreement is outstanding, a Portfolio will deposit in a segregated account with its custodian cash or appropriate liquid securities, marked to market daily, in an amount at least equal to the Portfolio's obligations under the agreement. There is a risk that the counter-party to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Portfolio.

          FOREIGN SECURITIES (ALL PORTFOLIOS). Each Portfolio may invest in U.S. dollar-denominated securities of foreign issuers (including banks, governments, and quasi-governmental organizations) and foreign branches of U.S. banks, including negotiable certificates of deposit ("CDs"), bankers' acceptances and commercial paper. These investments are subject to each Portfolio's quality standards. While investments in foreign securities are intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability, nationalization, expropriation, or confiscatory taxation) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States.

          Each Portfolio also may invest in equity, debt, or other income-producing securities that are denominated in or indexed to foreign currencies, including (1) common and preferred stocks, (2) CDs, commercial paper, fixed time deposits, and bankers' acceptances issued by foreign banks,
(3) obligations of other corporations, and (4) obligations of foreign governments and their subdivisions, agencies, and instrumentalities, international agencies, and supranational entities. Investing in foreign currency denominated securities involves the special risks associated with investing in non-U.S. issuers, as described in the preceding paragraph, and the additional risks of (1) adverse changes in foreign exchange rates, and (2) adverse changes in investment or exchange control regulations (which could prevent cash from being brought back to the United States). Additionally, dividends and interest payable on foreign securities may be subject to foreign taxes, including taxes withheld from those payments. Commissions on foreign securities exchanges are often at fixed rates and are generally higher than negotiated commissions on U.S. exchanges, although the Portfolios endeavor to achieve the most favorable net results on portfolio transactions. Each Portfolio may invest only in securities of issuers in countries whose governments are considered stable by N&B Management.

          Foreign securities often trade with less frequency and in less volume than domestic securities and therefore may exhibit greater price volatility. Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic custody arrangements and transaction costs of foreign currency conversions.

          Foreign markets also have different clearance and settlement procedures. In certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of the assets of a Portfolio are uninvested and no return is earned thereon. The inability of a Portfolio to make intended security purchases due to settlement problems could cause the Portfolio to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result in losses to a Portfolio due to subsequent declines in value of the securities or, if the Portfolio has entered into a contract to sell the securities, could result in possible liability to the purchaser.

          Interest rates prevailing in other countries may affect the prices of foreign securities and exchange rates for foreign currencies. Local factors, including the strength of the local economy, the demand for borrowing, the government's fiscal and monetary policies, and the international balance of payments, often affect interest rates in other countries. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position.

          In order to limit the risks inherent in investing in foreign currency denominated securities, a Portfolio may not purchase any such security if, as a result, more than 10% of its total assets (taken at market value) would be invested in foreign currency denominated securities. Within that limitation, however, no Portfolio is restricted in the amount it may invest in securities denominated in any one foreign currency.


               FUTURES, OPTIONS ON FUTURES, OPTIONS ON SECURITIES,
                    FORWARD CONTRACTS, AND OPTIONS ON FOREIGN
                CURRENCIES (COLLECTIVELY, "HEDGING INSTRUMENTS")



          FUTURES CONTRACTS AND OPTIONS THEREON (NEUBERGER & BERMAN SOCIALLY RESPONSIVE PORTFOLIO). The Portfolio may purchase and sell interest rate futures contracts, stock and bond index futures contracts, and foreign currency futures contracts and may purchase and sell options thereon in an attempt to hedge against changes in the prices of securities or, in the case of foreign currency futures and options thereon, to hedge against changes in prevailing currency exchange rates. Because the futures markets may be more liquid than the cash markets, the use of futures contracts permits the Portfolio to enhance portfolio liquidity and maintain a defensive position without having to sell portfolio securities. The Portfolio does not engage in transactions in futures or options on futures for speculation. The Portfolio views investment in (i) interest rate and securities index futures and options thereon as a maturity management device and/or a device to reduce risk or preserve total return in an adverse environment for the hedged securities, and (ii) foreign currency futures and options thereon as a means of establishing more definitely the effective return on, or the purchase price of, securities denominated in foreign currencies that are held or intended to be acquired by the Portfolio.

          A "sale" of a futures contract (or a "short" futures position) entails the assumption of a contractual obligation to deliver the securities or currency underlying the contract at a specified price at a specified future time. A "purchase" of a futures contract (or a "long" futures position) entails the assumption of a contractual obligation to acquire the securities or currency underlying the contract at a specified price at a specified future time. Certain futures, including stock and bond index futures, are settled on a net cash payment basis rather than by the sale and delivery of the securities underlying the futures.


          U.S. futures contracts (except certain currency futures) are traded on exchanges that have been designated as "contract markets" by the Commodity Futures Trading Commission ("CFTC"); futures transactions must be executed through a futures commission merchant that is a member of the relevant contract market. The exchange's affiliated clearing organization guarantees performance of the contracts between the clearing members of the exchange.


          Although futures contracts by their terms may require the actual delivery or acquisition of the underlying securities or currency, in most cases the contractual obligation is extinguished by being offset before the expiration of the contract. A futures position is offset by buying (to offset an earlier sale) or selling (to offset an earlier purchase) an identical futures contract calling for delivery in the same month. This may result in a profit or loss.


          "Margin" with respect to a futures contract is the amount of assets that must be deposited by the Portfolio with, or for the benefit of, a futures commission merchant in order to initiate and maintain the Portfolio's futures positions. The margin deposit made by the Portfolio when it enters into a futures contract ("initial margin") is intended to assure its performance of the contract. If the price of the futures contract changes -- increases in the case of a short (sale) position or decreases in the case of a long (purchase) position -- so that the unrealized loss on the contract causes the margin deposit not to satisfy margin requirements, the Portfolio will be required to make an additional margin deposit ("variation margin"). However, if favorable price changes in the futures contract cause the margin deposit to exceed the required margin, the excess will be paid to the Portfolio. In computing its NAV, the Portfolio marks to market the value of its open futures positions. The Portfolio also must make margin deposits with respect to options on futures that it has written (but not with respect to options on futures that it has purchased). If the futures commission merchant holding the margin deposit goes bankrupt, the Portfolio could suffer a delay in recovering its funds and could ultimately suffer a loss.


          An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in the contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer of the option is required upon exercise to assume a short futures position (if the option is a call) or a long futures position (if the option is a put). Upon exercise of the option, the accumulated cash balance in the writer's futures margin account is delivered to the holder of the option. That balance represents the amount by which the market price of the futures contract at exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option. Options on futures have characteristics and risks similar to those of securities options, as discussed herein.


          Although the Portfolio believes that the use of futures contracts will benefit it, if N&B Management's judgment about the general direction of the markets or about interest rate or currency exchange rate trends is incorrect, the Portfolio's overall return would be lower than if it had not entered into any such contracts. The prices of futures contracts are volatile and are influenced by, among other things, actual and anticipated changes in interest or currency exchange rates, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. At best, the correlation between changes in prices of futures contracts and of securities being hedged can be only approximate due to differences between the futures and securities markets or differences between the securities or currencies underlying a Portfolio's futures position and the securities held by or to be purchased for the Portfolio. The currency futures market may be dominated by short-term traders seeking to profit from changes in exchange rates. This would reduce the value of such contracts used for hedging purposes over a short-term period. Such distortions are generally minor and would diminish as the contract approaches maturity.


          Because of the low margin deposits required, futures trading involves an extremely high degree of leverage; as a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, or gain, to the investor. Losses that may arise from certain futures transactions are potentially unlimited.


          Most U.S. futures exchanges limit the amount of fluctuation in the price of a futures contract or option thereon during a single trading day; once the daily limit has been reached, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day, however; it thus does not limit potential losses. In fact, it may increase the risk of loss, because prices can move to the daily limit for several consecutive trading days with little or no trading, thereby preventing liquidation of unfavorable futures and options positions and subjecting traders to substantial losses. If this were to happen with respect to a position held by the Portfolio, it could (depending on the size of the position) have an adverse impact on the NAV of the Portfolio.


          CALL OPTIONS ON SECURITIES (ALL PORTFOLIOS). Neuberger & Berman SOCIALLY RESPONSIVE Portfolio may write covered call options and may purchase call options on securities. Each of the other Portfolios may write covered call options and may purchase call options in related closing transactions. The purpose of writing call options is to hedge (i.e., to reduce, at least in part, the effect of price fluctuations of securities held by the Portfolio on the Portfolio's and its corresponding Fund's NAVs) or to earn premium income. Portfolio securities on which call options may be written and purchased by a Portfolio are purchased solely on the basis of investment considerations consistent with the Portfolio's investment objective.


          When a Portfolio writes a call option, it is obligated to sell a security to a purchaser at a specified price at any time until a certain date if the purchaser decides to exercise the option. The Portfolio receives a premium for writing the call option. So long as the obligation of the call option continues, the Portfolio may be assigned an exercise notice, requiring it to deliver the underlying security against payment of the exercise price. The Portfolio may be obligated to deliver securities underlying an option at less than the market price.

          Each Portfolio writes only "covered" call options on securities it owns. The writing of covered call options is a conservative investment technique that is believed to involve relatively little risk (in contrast to the writing of "naked" or uncovered call options, which the Portfolios will not do) but is capable of enhancing the Portfolios' total return. When writing a covered call option, a Portfolio, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline.

          If a call option that a Portfolio has written expires unexercised, the Portfolio will realize a gain in the amount of the premium; however, that gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the Portfolio will realize a gain or loss from the sale of the underlying security.

          When a Portfolio purchases a call option, it pays a premium for the right to purchase a security from the writer at a specified price until a specified date. A Portfolio would purchase a call option to offset a previously written call option. Neuberger & Berman SOCIALLY RESPONSIVE Portfolio also may purchase a call option to protect against an increase in the price of the securities it intends to purchase.


          PUT OPTIONS ON SECURITIES (NEUBERGER & BERMAN SOCIALLY RESPONSIVE PORTFOLIO). The Portfolio may write and purchase put options on securities. Generally, the purpose of writing and purchasing these options is to hedge
(i.e., to reduce, at least in part, the effect of price fluctuations of securities held by the Portfolio on the Portfolio's and its corresponding Fund's
NAVs).


          The Portfolio will receive a premium for writing a put option, which obligates the Portfolio to acquire a security at a certain price at any time until a certain date if the purchaser decides to exercise the option. The Portfolio may be obligated to purchase the underlying security at more than its current value.


          When the Portfolio purchases a put option, it pays a premium to the writer for the right to sell a security to the writer for a specified amount at any time until a certain date. The Portfolio would purchase a put option in order to protect itself against a decline in the market value of a security it owns.


          Portfolio securities on which put options may be written and purchased by the Portfolio are purchased solely on the basis of investment considerations consistent with the Portfolio's investment objective. When writing a put option, the Portfolio, in return for the premium, takes the risk that it must purchase the underlying security at a price that may be higher than the current market price of the security. If a put option that the Portfolio has written expires unexercised, the Portfolio will realize a gain in the amount of the premium.

          GENERAL INFORMATION ABOUT SECURITIES OPTIONS. The exercise price of an option may be below, equal to, or above the market value of the underlying security at the time the option is written. Options normally have expiration dates between three and nine months from the date written. American-style options are exercisable at any time prior to their expiration date. The obligation under any option written by a Portfolio terminates upon expiration of the option or, at an earlier time, when the Portfolio offsets the option by entering into a "closing purchase transaction" to purchase an option of the same series. If an option is purchased by a Portfolio and is never exercised or closed out, the Portfolio will lose the entire amount of the premium paid.


          Options are traded both on national securities exchanges and in the over-the-counter ("OTC") market. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed; the clearing organization in effect guarantees completion of every exchange-traded option. In contrast, OTC options are contracts between a Portfolio and a counter-party, with no clearing organization guarantee. Thus, when a Portfolio sells (or purchases) an OTC option, it generally will be able to "close out" the option prior to its expiration only by entering into a closing transaction with the dealer to whom (or from whom) the Portfolio originally sold (or purchased) the option. There can be no assurance that the Portfolio would be able to liquidate an OTC option at any time prior to expiration. Unless a Portfolio is able to effect a closing purchase transaction in a covered OTC call option it has written, it will not be able to liquidate securities used as cover until the option expires or is exercised or until different cover is substituted. In the event of the counter-party's insolvency, a Portfolio may be unable to liquidate its options position and the associated cover. N&B Management monitors the creditworthiness of dealers with which a Portfolio may engage in OTC options transactions.


          The assets used as cover (or held in a segregated account) for OTC options written by a Portfolio will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Portfolio may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC call option written subject to this procedure will be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

          The premium received (or paid) by a Portfolio when it writes (or purchases) an option is the amount at which the option is currently traded on the applicable market. The premium may reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the length of the option period, the general supply of and demand for credit, and the interest rate environment. The premium received by a Portfolio for writing an option is recorded as a liability on the Portfolio's statement of assets and liabilities. This liability is adjusted daily to the option's current market value.


          Closing transactions are effected in order to realize a profit (or minimize a loss) on an outstanding option, to prevent an underlying security from being called, or to permit the sale or the put of the underlying security. Furthermore, effecting a closing transaction permits Neuberger & Berman SOCIALLY RESPONSIVE Portfolio to write another call option on the underlying security with a different exercise price or expiration date or both. There is, of course, no assurance that a Portfolio will be able to effect closing transactions at favorable prices. If a Portfolio cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold (or purchase a security that it would not have otherwise bought), in which case it would continue to be at market risk on the security.


          A Portfolio will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from writing the call or put option. Because increases in the market price of a call option generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset, in whole or in part, by appreciation of the underlying security owned by the Portfolio; however, the Portfolio could be in a less advantageous position than if it had not written the call option.


          A Portfolio pays brokerage commissions or spreads in connection with purchasing or writing options, including those used to close out existing positions. From time to time, Neuberger & Berman SOCIALLY Responsive Portfolio may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering the security from its portfolio. In those cases, additional brokerage commissions are incurred.

          The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets.



          FOREIGN CURRENCY TRANSACTIONS (ALL PORTFOLIOS). Each Portfolio may enter into contracts for the purchase or sale of a specific currency at a future date (usually less than one year from the date of the contract) at a fixed price ("forward contracts"). The Portfolios enter into forward contracts in an attempt to hedge against changes in prevailing currency exchange rates. The Portfolios do not engage in transactions in forward contracts for speculation; they view investments in forward contracts as a means of establishing more definitely the effective return on, or the purchase price of, securities denominated in foreign currencies. Forward contract transactions include forward sales or purchases of foreign currencies for the purpose of protecting the U.S. dollar value of securities held or to be acquired by a Portfolio or protecting the U.S. dollar equivalent of dividends, interest, or other payments on those securities.


          Forward contracts are traded in the interbank market directly between dealers (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades; foreign exchange dealers realize a profit based on the difference (the spread) between the prices at which they are buying and selling various currencies.


          At the consummation of a forward contract to sell currency, a Portfolio may either make delivery of the foreign currency or terminate its contractual obligation to deliver by purchasing an offsetting contract. If the Portfolio chooses to make delivery of the foreign currency, it may be required to obtain such currency through the sale of portfolio securities denominated in such currency or through conversion of other assets of the Portfolio into such currency. If the Portfolio engages in an offsetting transaction, it will incur a gain or a loss to the extent that there has been a change in forward contract prices. Closing purchase transactions with respect to forward contracts are usually made with the currency dealer who is a party to the original forward contract.

          N&B Management believes that the use of foreign currency hedging techniques, including "proxy-hedges," can provide significant protection of NAV in the event of a general rise in the U.S. dollar against foreign currencies. For example, the return available from securities denominated in a particular foreign currency would diminish if the value of the U.S. dollar increased against that currency. Such a decline could be partially or completely offset by an increase in value of a hedge involving a forward contract to sell that foreign currency or a proxy-hedge involving a forward contract to sell a different foreign currency whose behavior is expected to resemble the currency in which the securities being hedged are denominated but which is available on more advantageous terms.


          However, a hedge or proxy-hedge cannot protect against exchange rate risks perfectly, and, if N&B Management is incorrect in its judgment of future exchange rate relationships, a Portfolio could be in a less advantageous position than if such a hedge had not been established. If a Portfolio uses proxy-hedging, it may experience losses on both the currency in which it has invested and the currency used for hedging if the two currencies do not vary with the expected degree of correlation. Using forward contracts to protect the value of a Portfolio's securities against a decline in the value of a currency does not eliminate fluctuations in the prices of the underlying securities. Because forward contracts are not traded on an exchange, the assets used to cover such contracts may be illiquid. A Portfolio may experience delays in the settlement of its foreign currency transactions.


          OPTIONS ON FOREIGN CURRENCIES (ALL PORTFOLIOS). Each Portfolio may write and purchase covered call and put options on foreign currencies. A Portfolio would engage in such transactions to protect against declines in the U.S. dollar value of portfolio securities or increases in the U.S. dollar cost of securities to be acquired or to protect the U.S. dollar equivalent of dividends, interest, or other payments on those securities. Currency options have characteristics and risks similar to those of securities options, as discussed herein. Certain options on foreign currencies are traded on the OTC market and involve liquidity and credit risks that may not be present in the case of exchange-traded currency options.

          REGULATORY LIMITATIONS ON USING HEDGING INSTRUMENTS. To the extent a Portfolio sells or purchases futures contracts or writes options thereon or options on foreign currencies that are traded on an exchange regulated by the CFTC other than for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums on those positions (excluding the amount by which options are "in-the-money") may not exceed 5% of the Portfolio's net assets. The Portfolios (except Neuberger & Berman SOCIALLY RESPONSIVE Portfolio) do not intend to invest in futures contracts and options thereon during the coming year.


          COVER FOR HEDGING INSTRUMENTS. Each Portfolio will comply with SEC guidelines regarding "cover" for Hedging Instruments and, if the guidelines so require, set aside in a segregated account with its custodian the prescribed amount of cash or appropriate liquid securities. Securities held in a segregated account cannot be sold while the futures, options, or forward strategy covered by those securities is outstanding, unless they are replaced with other suitable assets. As a result, segregation of a large percentage of a Portfolio's assets could impede portfolio management or the Portfolio's ability to meet current obligations. A Portfolio may be unable promptly to dispose of assets which cover, or are segregated with respect to, an illiquid futures, options, or forward position; this inability may result in a loss to the Portfolio.


          GENERAL RISKS OF HEDGING INSTRUMENTS. The primary risks in using Hedging Instruments are (1) imperfect correlation or no correlation between changes in market value of the securities or currencies held or to be acquired by a Portfolio and the prices of Hedging Instruments; (2) possible lack of a liquid secondary market for Hedging Instruments and the resulting inability to close out Hedging Instruments when desired; (3) the fact that the skills needed to use Hedging Instruments are different from those needed to select a Portfolio's securities; (4) the fact that, although use of Hedging Instruments for hedging purposes can reduce the risk of loss, they also can reduce the opportunity for gain, or even result in losses, by offsetting favorable price movements in hedged investments; and (5) the possible inability of a Portfolio to purchase or sell a portfolio security at a time that would otherwise be favorable for it to do so, or the possible need for a Portfolio to sell a portfolio security at a disadvantageous time, due to its need to maintain cover or to segregate securities in connection with its use of Hedging Instruments. N&B Management intends to reduce the risk of imperfect correlation by investing only in Hedging Instruments whose behavior is expected to resemble or offset that of a Portfolio's underlying securities or currency. N&B Management intends to reduce the risk that a Portfolio will be unable to close out Hedging Instruments by entering into such transactions only if N&B Management believes there will be an active and liquid secondary market. There can be no assurance that a Portfolio's use of Hedging Instruments will be successful.


          Each Portfolio's use of Hedging Instruments may be limited by the provisions of the Internal Revenue Code of 1986, as amended ("Code"), with which it must comply if its corresponding Fund is to continue to qualify as a regulated investment company ("RIC"). See "Additional Tax Information."

          FIXED INCOME SECURITIES (ALL PORTFOLIOS). While the emphasis of the Portfolios' investment programs is on common stocks and other equity securities, the Portfolios may also invest in money market instruments, U.S. Government and Agency Securities, and other fixed income securities. Each Portfolio may invest in corporate bonds and debentures receiving one of the four highest ratings from Standard & Poor's ("S&P"), Moody's Investors Service, Inc. ("Moody's"), or any other nationally recognized statistical rating organization ("NRSRO") or, if not rated by any NRSRO, deemed comparable by N&B Management to such rated securities ("Comparable Unrated Securities"). In addition, Neuberger & Berman PARTNERS Portfolio may invest up to 15% of its net assets in corporate debt securities rated below investment grade or Comparable Unrated Securities.

          The ratings of an NRSRO represent its opinion as to the quality of securities it undertakes to rate. Ratings are not absolute standards of quality; consequently, securities with the same maturity, coupon, and rating may have different yields. Although the Portfolios may rely on the ratings of any NRSRO, the Portfolios primarily refer to ratings assigned by S&P and Moody's, which are described in Appendix A to this SAI.

          Fixed  income  securities  are  subject  to the  risk  of an  issuer's inability to meet principal and interest payments on its obligations ("credit risk") and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer, and market liquidity ("market risk"). Lower-rated securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates. Debt securities in the lowest rating categories may involve a substantial risk of default or may be in default. Changes in economic conditions or developments regarding the individual issuer are more likely to cause price volatility and weaken the capacity of the issuer of such securities to make principal and interest payments than is the case for higher-grade debt securities. An economic downturn affecting the issuer may result in an increased incidence of default. The market for lower-rated securities may be thinner and less active than for higher-rated securities. Pricing of thinly traded securities requires greater judgment than pricing of securities for which market transactions are regularly reported. N&B Management will invest in lower-rated securities only when it concludes that the anticipated return on such an investment to Neuberger & Berman PARTNERS Portfolio warrants exposure to the additional level of risk.

          Subsequent to its purchase by a Portfolio, an issue of debt securities may cease to be rated or its rating may be reduced, so that the securities would no longer be eligible for purchase by that Portfolio. In such a case, Neuberger & Berman SOCIALLY RESPONSIVE Portfolio will engage in an orderly disposition of the downgraded securities. Each other Portfolio will engage in an orderly disposition of the downgraded securities to the extent necessary to ensure that the Portfolio's holdings of securities rated below investment grade and Comparable Unrated Securities will not exceed 5% of its net assets (15% in the case of Neuberger & Berman PARTNERS Portfolio).

          COMMERCIAL PAPER (ALL PORTFOLIOS). Commercial paper is a short-term debt security issued by a corporation or bank, usually for purposes such as financing current operations. The Portfolios may invest only in commercial paper receiving the highest rating from S&P (A-1) or Moody's (P-1) or deemed by N&B Management to be of comparable quality.

          Each Portfolio may invest in commercial paper that cannot be resold to the public without an effective registration statement under the 1933 Act. While restricted commercial paper normally is deemed illiquid, N&B Management may in certain cases determine that such paper is liquid, pursuant to guidelines established by the Portfolio Trustees.

          ZERO COUPON SECURITIES (NEUBERGER & BERMAN PARTNERS AND NEUBERGER & BERMAN SOCIALLY RESPONSIVE PORTFOLIOS). Each of these Portfolios may invest in zero coupon securities, which are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or that specify a future date when the securities begin to pay current interest. Zero coupon securities are issued and traded at a discount from their face amount or par value. This discount varies depending on prevailing interest rates, the time remaining until cash payments begin, the liquidity of the security, and the perceived credit quality of the issuer.


          The discount on zero coupon securities ("original issue discount") must be taken into income ratably by each such Portfolio prior to the receipt of any actual payments. Because its corresponding Fund must distribute substantially all of its net income (including its share of the Portfolio's accrued original issue discount) to its shareholders each year for income and excise tax purposes, each such Portfolio may have to dispose of portfolio securities under disadvantageous circumstances to generate cash, or may be required to borrow, to satisfy its corresponding Fund's distribution requirements. See "Additional Tax Information."


          The market prices of zero coupon securities generally are more volatile than the prices of securities that pay interest periodically. Zero coupon securities are likely to respond to changes in interest rates to a greater degree than other types of debt securities having a similar maturity and credit quality.


          CONVERTIBLE SECURITIES (ALL PORTFOLIOS). Each Portfolio may invest in convertible securities. A convertible security entitles the holder to receive the interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, such securities ordinarily provide a stream of income with generally higher yields than common stocks of the same or similar issuers, but lower than the yield on non-convertible debt. Convertible securities are usually subordinated to comparable-tier non-convertible securities but rank senior to common stock in a corporation's capital structure. The value of a convertible security is a function of (1) its yield in comparison to the yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth if converted into the underlying common stock. Convertible debt securities are subject to each Portfolio's investment policies and limitations concerning fixed income securities.


          The price of a convertible security often reflects variations in the price of the underlying common stock in a way that non-convertible debt may not. Convertible securities are typically issued by smaller capitalization companies whose stock prices may be volatile. A convertible security may be subject to redemption at the option of the issuer at a price established in the security's governing instrument. If a convertible security held by a Portfolio is called for redemption, the Portfolio will be required to convert it into the underlying common stock, sell it to a third party or permit the issuer to redeem the security. Any of these actions could have an adverse effect on the Portfolio's and its corresponding Fund's ability to achieve their investment objectives.

          PREFERRED STOCK (ALL PORTFOLIOS). Each Portfolio may invest in preferred stock. Unlike interest payments on debt securities, dividends on preferred stock are generally payable at the discretion of the issuer's board of directors. Preferred shareholders may have certain rights if dividends are not paid but generally have no legal recourse against the issuer. Shareholders may suffer a loss of value if dividends are not paid. The market prices of preferred stocks are generally more sensitive to changes in the issuer's creditworthiness than are the prices of debt securities.

NEUBERGER & BERMAN FOCUS PORTFOLIO - DESCRIPTION OF ECONOMIC SECTORS.

          Neuberger & Berman FOCUS Portfolio seeks to achieve its investment objective by investing principally in common stocks in the following thirteen multi-industry economic sectors, normally making at least 90% of its investments in not more than six such sectors:

     (1) AUTOS AND HOUSING SECTOR: Companies engaged in design, production, or sale of automobiles, automobile parts, mobile homes, or related products ("automobile industries") or design, construction, renovation, or refurbishing of residential dwellings. The value of securities of companies in the automobile industries is affected by, among other things, foreign competition, the level of consumer confidence and consumer debt, and installment loan rates. The housing construction industry may be affected by the level of consumer confidence and consumer debt, mortgage rates, tax laws, and the inflation outlook.

     (2) CONSUMER GOODS AND SERVICES SECTOR: Companies engaged in providing consumer goods or services, including design, processing, production, sale, or storage of packaged, canned, bottled, or frozen foods and beverages and design, production, or sale of home furnishings, appliances, clothing, accessories, cosmetics, or perfumes. Certain of these companies are subject to government regulation affecting the use of various food additives and production methods, which could affect profitability. Also, the success of food- and fashion-related products may be strongly affected by fads, marketing campaigns, health concerns, and other factors affecting supply and demand.

     (3) DEFENSE AND AEROSPACE SECTOR: Companies engaged in research, manufacture, or sale of products or services related to the defense or aerospace industries, including air transport; data processing or computer-related services; communications systems; military weapons or transportation; general aviation equipment, missiles, space launch vehicles, or spacecraft; machinery for guidance, propulsion, or control of flight vehicles; and airborne or ground-based equipment essential to the test, operation, or maintenance of flight vehicles. Because these companies rely largely on U.S. (and foreign) governmental demand for their products and services, their financial conditions are heavily influenced by defense spending policies.

     (4) ENERGY SECTOR: Companies involved in the production, transmission, or marketing of energy from oil, gas, or coal, as well as nuclear, geothermal, oil shale, or solar sources of energy (but excluding public utility companies). Also included are companies that provide component products or services for those activities. The value of these companies' securities varies based on the price and supply of energy fuels and may be affected by international politics, energy conservation, the success of exploration projects, environmental considerations, and the tax and other regulatory policies of various governments.

     (5) FINANCIAL SERVICES SECTOR: Companies providing financial services to consumers or industry, including commercial banks and savings and loan associations, consumer and industrial finance companies, securities brokerage companies, leasing companies, and insurance companies. These companies are subject to extensive governmental regulations. Their profitability may fluctuate significantly as a result of volatile interest rates, concerns about particular banks and savings institutions, and general economic conditions.

     (6) HEALTH CARE SECTOR: Companies engaged in design, manufacture, or sale of products or services used in connection with the provision of health care, including pharmaceutical companies; firms that design, manufacture, sell, or supply medical, dental, or optical products, hardware, or services; companies involved in biotechnology, medical diagnostic, or biochemical research and development; and companies that operate health care facilities. Many of these companies are subject to government regulation and potential health care reforms, which could affect the price and availability of their products and services. Also, products and services of these companies could quickly become obsolete.

     (7) HEAVY INDUSTRY SECTOR: Companies engaged in research, development, manufacture, or marketing of products, processes, or services related to the agriculture, chemicals, containers, forest products, non-ferrous metals, steel, or pollution control industries, including synthetic and natural materials (for example, chemicals, plastics, fertilizers, gases, fibers, flavorings, or fragrances), paper, wood products, steel, and cement. Certain of these companies are subject to state and federal regulation, which could require alteration or cessation of production of a product, payment of fines, or cleaning of a disposal site. Furthermore, because some of the materials and processes used by these companies involve hazardous components, there are additional risks associated with their production, handling, and disposal. The risk of product obsolescence also is present.

     (8) MACHINERY AND EQUIPMENT SECTOR: Companies engaged in the research, development, or manufacture of products, processes, or services relating to electrical equipment, machinery, pollution control, or construction services, including transformers, motors, turbines, hand tools, earth-moving equipment, and waste disposal services. The profitability of most of these companies may fluctuate significantly in response to capital spending and general economic conditions. As is the case for the heavy industry sector, there are risks associated with the production, handling, and disposal of materials and
processes   that  involve   hazardous   components   and  the  risk  of  product
obsolescence.

     (9) MEDIA AND ENTERTAINMENT SECTOR: Companies engaged in design, production, or distribution of goods or services for the media industries (including television or radio broadcasting or manufacturing, publishing, recordings and musical instruments, motion pictures, and photography) and the entertainment industries (including sports arenas, amusement and theme parks, gaming casinos, sporting goods, camping and recreational equipment, toys and games, travel-related services, hotels and motels, and fast food and other restaurants). Many products produced by companies in this sector -- for example, video and electronic games -- may become obsolete quickly. Additionally, companies engaged in television and radio broadcast are subject to government regulation.

     (10) RETAILING SECTOR: Companies engaged in retail distribution of home furnishings, food products, clothing, pharmaceuticals, leisure products, or other consumer goods, including department stores, supermarkets, and retail chains specializing in particular items such as shoes, toys, or pharmaceuticals. The value of these companies' securities fluctuates based on consumer spending patterns, which depend on inflation and interest rates, the level of consumer debt, and seasonal shopping habits. The success or failure of a company in this highly competitive sector depends on its ability to predict rapidly changing consumer tastes.

     (11) TECHNOLOGY SECTOR: Companies that are expected to have or develop products, processes, or services that will provide, or will benefit significantly from, technological advances and improvements or future automation trends, including semiconductors, computers and peripheral equipment, scientific instruments, computer software, telecommunications equipment, and electronic components, instruments, and systems. These companies are sensitive to foreign competition and import tariffs. Also, many of their products may become obsolete quickly.


     (12) TRANSPORTATION SECTOR: Companies involved in providing transportation of people and products, including airlines, railroads, and trucking firms. Revenues of these companies are affected by fluctuations in fuel prices and government regulation of fares.

     (13) UTILITIES SECTOR: Companies in the public utilities industry and companies that derive a substantial majority of their revenues through supplying public utilities (including companies engaged in the manufacture, production, generation, transmission, or sale of gas and electric energy) and that provide telephone, telegraph, satellite, microwave, and other communication facilities to the public. The gas and electric public utilities industries are subject to various uncertainties, including the outcome of political issues concerning the environment, prices of fuel for electric generation, availability of natural gas, and risks associated with the construction and operation of nuclear power facilities.

NEUBERGER & BERMAN  SOCIALLY  RESPONSIVE  PORTFOLIO -  DESCRIPTION  OF SOCIAL
POLICY


BACKGROUND INFORMATION ON SOCIALLY RESPONSIVE INVESTING


          In an era when many people are concerned about the relationship between business and society, socially responsive investing ("SRI") is a mechanism for assuring that investors' social values are reflected in their investment decisions. As such, SRI is a direct descendent of the successful effort begun in the early 1970's to encourage companies to divest their South African operations and subscribe to the Sullivan Principles. Today, a growing number of individuals and institutions are applying similar strategies to a broad range of problems.


          Although there are many strategies available to the socially responsive investor, including proxy activism, below-market loans to community projects, and venture capital, the SRI strategies used by the Portfolio generally fall into two categories:


          AVOIDANCE INVESTING. Most socially responsive investors seek to avoid holding securities of companies whose products or policies are seen as being at odds with the social good. The most common exclusions historically have involved tobacco companies and weapons manufacturers.


          LEADERSHIP INVESTING. A growing number of investors actively look for companies with progressive programs that are exemplary or companies which make it their business to try to solve some of the problems of today's society.


          The marriage of social and financial objectives would not have surprised Adam Smith, who was, first and foremost, a moral philosopher. THE WEALTH OF NATIONS is firmly rooted in the Enlightenment conviction that the purpose of capital is the social good and the related belief that idle capital is both wasteful and unethical. But, what very likely would have surprised Smith is the sheer complexity of the social issues we face today and the diversity of our attitudes toward the social good. War and peace, race and gender, the distribution of wealth, and the conservation of natural resources -- the social agenda is long and compelling. It is also something about which reasonable people differ. What should society's priorities be? What can and should be done about them? And what is the role of business in addressing them? Since corporations are on the front lines of so many key issues in today's world, a growing number of investors feel that a corporation's role cannot be ignored. This is true of some of the most important issues of the day such as equal opportunity and the environment.


THE SOCIALLY RESPONSIVE DATABASE


          Neuberger & Berman, LLC ("Neuberger & Berman"), the Portfolio's sub-adviser, maintains a database of information about the social impact of the companies it follows. N&B Management uses the database to evaluate social issues after it deems a stock acceptable from a financial standpoint for acquisition by the Portfolio. The aim of the database is to be as comprehensive as possible, given that much of the information concerning corporate responsibility comes from subjective sources. Information for the database is gathered by Neuberger & Berman in many categories and then analyzed by N&B Management in the following six categories of corporate responsibility:


          WORKPLACE DIVERSITY AND EMPLOYMENT. N&B Management looks for companies that show leadership in areas such as employee training and promotion policies and benefits, such as flextime, generous profit sharing, and parental leave. N&B Management looks for active programs to promote women and minorities and takes into account their representation among the officers of an issuer and members of its board of directors. As a basis for exclusion, N&B Management looks for Equal Employment Opportunity Act infractions and Occupational Safety and Health Act violations; examines each case in terms of severity, frequency, and time elapsed since the incident; and considers actions taken by the company since the violation. N&B Management also monitors companies' progress and attitudes toward these issues.


          ENVIRONMENT. A company's impact on the environment depends largely on the industry. Therefore, N&B Management examines a company's environmental record vis-a-vis those of its peers in the industry. All companies operating in an industry with inherently high environmental risks are likely to have had problems in such areas as toxic chemical emissions, federal and state fines, and Superfund sites. For these companies, N&B Management examines their problems in terms of severity, frequency, and elapsed time. N&B Management then balances the record against whatever leadership the company may have demonstrated in terms of environmental policies, procedures, and practices. N&B Management defines an environmental leadership company as one that puts into place strong affirmative programs to minimize emissions, promote safety, reduce waste at the source, insure energy conservation, protect natural resources, and incorporate recycling into its processes and products. N&B Management looks for the commitment and active involvement of senior management in all these areas. Several major manufacturers which still produce substantial amounts of pollution are among the leaders in developing outstanding waste source reduction and remediation programs.


          PRODUCT. N&B Management considers company announcements, press reports, and public interest publications relating to the health, safety, quality, labeling, advertising, and promotion of both consumer and industrial products. N&B Management takes note of companies with a strong commitment to quality and with marketing practices which are ethical and consumer-friendly. N&B Management pays particular attention to companies whose products and services promote progressive solutions to social problems.


          PUBLIC HEALTH. N&B Management measures the participation of companies in such industries and markets as alcohol, tobacco, gambling and nuclear power. N&B Management also considers the impact of products and marketing activities related to those products on nutritional and other health concerns, both domestically and in foreign markets.


          WEAPONS. N&B Management keeps track of domestic military sales and, whenever possible, foreign military sales and categorizes them as nuclear weapons related, other weapons related, and non-weapon military supplies, such as micro-chip manufacturers and companies that make uniforms for military personnel.


          CORPORATE CITIZENSHIP. N&B Management gathers information about a company's participation in community affairs, its policies with respect to charitable contributions, and its support of education and the arts. N&B Management looks for companies with a focus, dealing with issues not just by making financial contributions, but also by asking the questions: What can we do to help? What do we have to offer? Volunteerism, high-school mentoring programs, scholarships and grants, and in-kind donations to specific groups are just a few ways that companies have responded to these questions.


IMPLEMENTATION OF SOCIAL POLICY


          Companies deemed acceptable by N&B Management from a financial standpoint are analyzed using Neuberger & Berman's database. The companies are then evaluated by the portfolio manager to determine if the companies' policies, practices, products, and services withstand scrutiny in the following major areas of concern: the environment and workplace diversity and employment. Companies are then further evaluated to determine their track record in issues and areas of concern such as public health, weapons, product, and corporate citizenship.


          The issues and areas of concern that are tracked lend themselves to objective analysis in varying degrees. Few, however, can be resolved entirely on the basis of scientifically demonstrable facts. Moreover, a substantial amount of important information comes from sources that do not purport to be disinterested. Thus, the quality and usefulness of the information in the database depend on Neuberger & Berman's ability to tap a wide variety of sources and on the experience and judgment of the people at N&B Management who interpret the information.


          In applying the information in the database to stock selection for the Portfolio, N&B Management considers several factors. N&B Management examines the severity and frequency of various infractions, as well as the time elapsed since their occurrence. N&B Management also takes into account any remedial action which has been taken by the company relating to these infractions. N&B Management notes any quality innovations made by the company in its effort to create positive change and looks at the company's overall approach to social issues.

                             PERFORMANCE INFORMATION

          Each Fund's performance figures are based on historical results and are not intended to indicate future performance. The share price and total return of each Fund will vary, and an investment in a Fund, when redeemed, may be worth more or less than an investor's original cost.

TOTAL RETURN COMPUTATIONS

          Each Fund may advertise certain total return information. An average annual compounded rate of return ("T") may be computed by using the redeemable value at the end of a specified period ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula:

                                  P(1+T)n = ERV

          Average annual total return smoothes out year-to-year variations in performance and, in that respect, differs from actual year-to-year results.


          The Funds commenced operations in August 1993 except for Neuberger & Berman SOCIALLY RESPONSIVE Trust, which commenced operations in March 1997. However, each Fund's investment objective, policies, and limitations are the same as those of another mutual fund that is a series of Neuberger & Berman Equity Funds and that has a name similar to the Fund's and invests in the same

Portfolio ("Sister Fund"). Each Sister Fund had a predecessor. The following total return data is for each Fund since its inception and, for periods prior to each Fund's inception, its Sister Fund (which, as used herein, includes data for that Sister Fund's predecessor). The total returns for periods prior to the Funds' inception would have been lower had they reflected the higher fees of the Funds, as compared to those of the Sister Funds.


          The average annual total returns for Neuberger & Berman MANHATTAN Trust and its Sister Fund for the one-, five-, and ten-year periods ended August 31, 1997, were +38.84%, +17.56%, and +11.49%, respectively.


          The average annual total returns for Neuberger & Berman GENESIS Trust and its Sister Fund for the one- and five-year periods ended August 31, 1997, and for the period from September 27, 1988 (commencement of operations), through August 31, 1997, were +44.31%, +22.35%, and +16.76%, respectively.


          The average annual total returns for Neuberger & Berman FOCUS Trust and its Sister Fund for the one-, five-, and ten-year periods ended August 31, 1997, were +43.93%, +22.58% and +14.70%, respectively.


          The average annual total returns for Neuberger & Berman GUARDIAN Trust and its Sister Fund for the one-, five-, and ten-year periods ended August 31, 1997, were +39.56%, +19.85%, and +14.42%, respectively.


          The average annual total returns for Neuberger & Berman PARTNERS Trust and its Sister Fund for the one-, five-, and ten-year periods ended August 31, 1997, were +47.11%, +22.44%, and +14.33%, respectively.


          The average annual total returns for Neuberger & Berman SOCIALLY RESPONSIVE Trust and its Sister Fund for the one-year period ended August 31, 1997, and for the period from March 16, 1994 (commencement of operations) through August 31, 1997, were +31.92% and +20.02%, respectively.


          Prior to January 5, 1989, the investment policies Neuberger & Berman FOCUS Trust's Sister Fund required that at least 80% of its investments normally be in energy-related investments; prior to November 1, 1991, those investment policies required that at least 25% of its investments normally be in the energy sector. Neuberger & Berman FOCUS Trust may include information reflecting the

Sister Fund's performance and expenses for periods before November 1, 1991, in its advertisements, sales literature, financial statements, and other documents filed with the SEC and/or provided to current and prospective shareholders. Investors should be aware that such information may not necessarily reflect the level of performance and expenses that would have been experienced had the Fund's current investment policies been in effect.


          N&B Management may from time to time waive a portion of its fees due from any Fund or Portfolio or reimburse a Fund or Portfolio for a portion of its expenses. Such action has the effect of increasing total return. Actual reimbursements and waivers are described in the Prospectus and in "Investment Management and Administration Services" below.

COMPARATIVE INFORMATION

          From time to time each Fund's performance may be compared with:

          (1) data (that may be expressed as rankings or ratings) published by independent services or publications (including newspapers, newsletters, and financial periodicals) that monitor the performance of mutual funds, such as Lipper Analytical Services, Inc., C.D.A. Investment Technologies, Inc., Wiesenberger Investment Companies Service, Investment Company Data Inc., Morningstar, Inc., Micropal Incorporated, and quarterly mutual fund rankings by Money, Fortune, Forbes, Business Week, Personal Investor, and U.S. News & World Report magazines, The Wall Street Journal, The New York Times, Kiplinger's Personal Finance, and Barron's Newspaper, or

          (2) recognized stock and other indices, such as the S&P "500" Composite Stock Price Index ("S&P 500 Index"), S&P Small Cap 600 Index ("S&P 600 Index"), S&P Mid Cap 400 Index ("S&P 400 Index"), Russell 2000 Stock Index, Russell Midcap Growth Index, Dow Jones Industrial Average ("DJIA"), Wilshire 1750 Index, Nasdaq Composite Index, Montgomery Securities Growth Stock Index, Value Line Index, U.S. Department of Labor Consumer Price Index ("Consumer Price Index"), College Board Annual Survey of Colleges, Kanon Bloch's Family Performance Index, the Barra Growth Index, the Barra Value Index, and various other domestic, international, and global indices. The S&P 500

     Index is a broad index of common stock prices, while the DJIA represents a narrower segment of industrial companies. The S&P 600 Index includes stocks that range in market value from $39 million to $2.7 billion, with an average of $616 million. The S&P 400 Index measures mid-sized companies that have an average market capitalization of $2.2 billion. Each assumes reinvestment of distributions and is calculated without regard to tax consequences or the costs of investing. Each Portfolio may invest in different types of securities from those included in some of the above indices.


          Neuberger & Berman SOCIALLY RESPONSIVE Trust's performance may also be compared to various socially responsive indices. These include The Domini Social Index and the indices developed by the quantitative department of Prudential Securities, such as that department's Large and Mid-Cap portfolio indices for various breakdowns ("Sin" Stock Free, Cigarette-Stock Free, S&P Composite, etc.).

          Evaluations of the Funds' performance, their total returns, and comparisons may be used in advertisements and in information furnished to current and prospective shareholders (collectively, "Advertisements"). The Funds may also be compared to individual asset classes such as common stocks, small-cap stocks, or Treasury bonds, based on information supplied by Ibbotson and Sinquefield.

OTHER PERFORMANCE INFORMATION

          From time to time, information about a Portfolio's portfolio allocation and holdings as of a particular date may be included in
Advertisements for the corresponding Fund. This information may include the Portfolio's portfolio diversification by asset type or, in the case of Neuberger & Berman Socially Responsive Portfolio, by the social characteristics of companies owned. Information used in Advertisements may include statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed to meet specific financial goals, such as (1) funding retirement, (2) paying for children's education, and (3) financially supporting aging parents.

          N&B Management believes that many of its common stock funds may be attractive investment vehicles for conservative investors who are interested in long-term appreciation from stock investments, but who have a moderate tolerance for risk. Such investors may include, for example, individuals (1) planning for or facing retirement, (2) receiving or expecting to receive lump-sum distributions from individual retirement accounts ("IRAs"), self-employed individual retirement plans ("Keogh plans"), or other retirement plans, (3) anticipating rollovers of CDs or IRAs, Keogh plans, or other retirement plans, and (4) receiving a significant amount of money as a result of inheritance, sale of a business, or termination of employment.

          Investors who may find Neuberger & Berman PARTNERS Trust, Neuberger & Berman GUARDIAN Trust or Neuberger & Berman FOCUS Trust to be an attractive investment vehicle also include parents saving to meet college costs for their children. For instance, the cost of a college education is rapidly approaching the cost of the average family home. Estimates of total four-year costs (tuition, room and board, books and other expenses) for students starting college in various years may be included in Advertisements, based on the College Board Annual Survey of Colleges.

          Information relating to inflation and its effects on the dollar also may be included in Advertisements. For example, after ten years, the purchasing power of $25,000 would shrink to $16,621, $14,968, $13,465, and $12,100, respectively, if the annual rates of inflation during that period were 4%, 5%, 6%, and 7%, respectively. (To calculate the purchasing power, the value at the end of each year is reduced by the inflation rate for the ten-year period.)





                           CERTAIN RISK CONSIDERATIONS

          Although each Portfolio seeks to reduce risk by investing in a diversified portfolio of securities, diversification does not eliminate all risk. There can, of course, be no assurance that any Portfolio will achieve its investment objective.

                              TRUSTEES AND OFFICERS

          The following table sets forth information concerning the trustees and officers of the Trusts and Managers Trust, including their addresses and principal business experience during the past five years. Some persons named as trustees and officers also serve in similar capacities for other funds and their corresponding portfolios administered or managed by N&B Management and Neuberger & Berman.



                              Positions Held
                              With the Trusts
Name, Age, and                and Managers
  ADDRESS(1)                  TRUST               PRINCIPAL OCCUPATION(S)(2)
--------------                ------------------- -----------------------


Faith Colish (62)             Trustee of each     Attorney at Law, Faith Colish,
63 Wall Street                Trust and           A Professional Corporation.
24th Floor                    Managers Trust
New York, NY  10005

Donald M. Cox (75)            Trustee of each     Retired.  Formerly Senior Vice
435 East 52nd Street          Trust and Managers  President and Director of
New York, NY  10022           Trust               Exxon Corporation; Director of
                                                  Emigrant Savings Bank.

Stanley Egener* (63)          Chairman of the     Principal of Neuberger &
                              Board, Chief        Berman; President and Director
                              Executive Officer,  of N&B Management; Chairman of
                              and Trustee of      the Board, Chief Executive
                              each Trust and      Officer and Trustee of seven
                              Managers Trust      other mutual funds for which
                                                  N&B Management acts as
                                                  investment manager or
                                                  administrator.

Howard A. Mileaf (60)         Trustee of each     Vice President and Special
WHX Corporation               Trust and Managers  Counsel to WHX Corporation
110 East 59th Street          Trust               (holding company) since 1992;
30th Floor                                        Director of Kevlin Corporation
New York, NY  10022                               (manufacturer of microwave and
                                                  other products).

                              Positions Held
                              With the Trusts
Name, Age, and                and Managers
  ADDRESS(1)                  TRUST               PRINCIPAL OCCUPATION(S)(2)
--------------                ------------------- -----------------------

Edward I. O'Brien* (69)       Trustee of each     Until 1993, President of the
12 Woods Lane                 Trust and Managers  Securities Industry
Scarsdale, NY 10583           Trust               Association ("SIA")
                                                  (securities industry's
                                                  representative in government
                                                  relations and regulatory
                                                  matters at the federal and
                                                  state levels); until November
                                                  1993, employee of the SIA;
                                                  Director of Legg Mason, Inc.

John T. Patterson, Jr. (69)   Trustee of each     Retired.  Formerly, President
183 Ledge Drive               Trust and Managers  of SOBRO (South Bronx Overall
Torrington, CT  06790         Trust               Economic Development
                                                  Corporation).

John P. Rosenthal (64)        Trustee of each     Senior Vice President of
Burnham Securities Inc.       Trust and Managers  Burnham Securities Inc. (a
Burnham Asset Management      Trust               registered broker-dealer)
Corp.                                             since 1992; Director, Cancer
1325 Avenue of the Americas                       Treatment Holdings, Inc.
17th Floor
New York, NY  10019

Cornelius T. Ryan (66)        Trustee of each     General Partner of Oxford
Oxford Bioscience Partners    Trust and Managers  Partners and Oxford Bioscience
315 Post Road West            Trust               Partners (venture capital
Westport, CT  06880                               partnerships) and President of
                                                  Oxford Venture Corporation;
                                                  Director of Capital Cash
                                                  Management Trust (money market
                                                  fund) and Prime Cash Fund.

Gustave H. Shubert (68)       Trustee of each     Senior Fellow/Corporate
13838 Sunset Boulevard        Trust and Managers  Advisor and Advisory Trustee
Pacific Palisades, CA  90272  Trust               of Rand (a non-profit public
                                                  interest research institution)
                                                  since 1989; Honorary Member of
                                                  the Board of Overseers of the

                              Positions Held
                              With the Trusts
Name, Age, and                and Managers
  ADDRESS(1)                  TRUST               PRINCIPAL OCCUPATION(S)(2)
--------------                ------------------- -----------------------

                                                  Institute for Civil Justice,
                                                  the Policy Advisory Committee
                                                  of the Clinical Scholars
                                                  Program at the University of
                                                  California, the American
                                                  Association for the
                                                  Advancement of Science, the
                                                  Counsel on Foreign Relations,
                                                  and the Institute for
                                                  Strategic Studies (London);
                                                  advisor to the Program
                                                  Evaluation and Methodology
                                                  Division of the U.S. General
                                                  Accounting Office; formerly
                                                  Senior Vice President and
                                                  Trustee of Rand.

Lawrence Zicklin* (61)        President and       Principal of Neuberger &
                              Trustee of each     Berman; Director of N&B
                              Trust and Managers  Management; President and/or
                              Trust               Trustee of four other mutual
                                                  funds for which N&B Management
                                                  acts as investment manager or
                                                  administrator.

Daniel J. Sullivan (57)       Vice President of   Senior Vice President of N&B
                              each Trust and      Management since 1992; Vice
                              Managers Trust      President of seven other
                                                  mutual funds for which N&B
                                                  Management acts as investment
                                                  manager or administrator.

Michael J. Weiner (50)        Vice President      Senior Vice President of N&B
                              and Principal       Management since 1992;
                              Financial Officer   Treasurer of N&B Management
                              of each Trust and   from 1992 to 1996; Vice
                              Managers Trust      President and Principal
                                                  Financial Officer of seven
                                                  other mutual funds for which

                              Positions Held
                              With the Trusts
Name, Age, and                and Managers
  ADDRESS(1)                  TRUST               PRINCIPAL OCCUPATION(S)(2)
--------------                ------------------- -----------------------

                                                  N&B Management acts as
                                                  investment manager or
                                                  administrator.

Claudia A. Brandon (41)       Secretary of each   Vice President of N&B
                              Trust and Managers  Management; Secretary of seven
                              Trust               other mutual funds for which
                                                  N&B Management acts as
                                                  investment manager or
                                                  administrator.

Richard Russell (50)          Treasurer and       Vice President of N&B
                              Principal           Management since 1993; prior
                              Accounting Officer  thereto, Assistant Vice
                              of each Trust and   President of N&B Management;
                              Managers            Trust  Treasurer and Principal
                                                  Accounting Officer of seven
                                                  other mutual funds for which
                                                  N&B Management acts as
                                                  investment manager or
                                                  administrator.

Stacy Cooper-Shugrue (34)     Assistant           Assistant Vice President of
                              Secretary  of each  N&B Management since 1993;
                              Trust and Manager   prior thereto, employee of N&B
                              Trust               Management; Assistant
                                                  Secretary of seven other
                                                  mutual funds for which N&B
                                                  Management acts as investment
                                                  manager or administrator.

C. Carl Randolph(60)          Assistant           Principal of Neuberger &
                              Secretary of each   Berman since 1992; Assistant
                              Trust and Managers  Secretary of seven other
                              Trust               mutual funds for which N&B
                                                  Management acts as investment
                                                  manager or administrator.

                              Positions Held
                              With the Trusts
Name, Age, and                and Managers
  ADDRESS(1)                  TRUST               PRINCIPAL OCCUPATION(S)(2)
--------------                ------------------- -----------------------

Barbara DiGiorgio (38)        Assistant           Assistant Vice President of
                              Treasurer of each   N&B Management since 1993;
                              Trust and Managers  thereto, employee of N&B
                              Trust               Management; Assistant
                                                  Treasurer since 1996 of seven
                                                  other mutual funds for which
                                                  N&B Management acts as
                                                  investment manager or
                                                  administrator.

Celeste Wischerth (36)        Assistant           Assistant Vice President of
                              Treasurer of each   N&B Management since 1994;
                              Trust and Managers  prior thereto, employee of N&B
                              Trust               Management; Assistant
                                                  Treasurer since 1996 of seven
                                                  other mutual funds for which
                                                  N&B Management acts as
                                                  investment manager or
                                                  administrator.


----------

(1) Unless otherwise indicated, the business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

* Indicates a trustee who is an "interested person" of each Trust and Managers Trust within the meaning of the 1940 Act. Messrs. Egener and Zicklin are interested persons by virtue of the fact that they are officers and/or directors of N&B Management and principals of Neuberger & Berman. Mr. O'Brien is an interested person by virtue of the fact that he is a director of Legg Mason, Inc., a wholly owned subsidiary of which, from time to time, serves as a broker or dealer to the Portfolios and other funds for which N&B Management serves as investment manager.

          The Trusts' Trust Instruments and Managers Trust's Declaration of Trust provide that each such Trust will indemnify its trustees and officers against liabilities and expenses reasonably incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless it is adjudicated that they (a) engaged in bad faith, willful misfeasance, gross negligence, or reckless disregard of the duties involved in the conduct of their offices, or (b) did not act in good faith in the reasonable belief that their action was in the best interest of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined (by a court or other body approving the settlement or other disposition, by a majority of disinterested trustees based upon a review of readily available facts, or in a written opinion of independent counsel) that such officers or trustees have not engaged in willful misfeasance, bad faith, gross negligence, or reckless disregard of their duties.





          The following table sets forth information concerning the compensation of the trustees of each Trust. None of the Neuberger & Berman Funds(R) has any retirement plan for its trustees.



                            TABLE OF COMPENSATION
                        FOR FISCAL YEAR ENDED 8/31/97

                         Aggregate        Aggregate
                       Compensation      Compensation       Total Compensation from
                      from Neuberger    from Neuberger    Investment Companies in the
Name and Position        & Berman          & Berman         Neuberger & Berman Fund
WITH EACH TRUST        EQUITY TRUST     EQUITY ASSETS       COMPLEX PAID TO TRUSTEES
---------------        ------------     -------------       ------------------------

Faith Colish              $ 2,592            $3                      $ 64,000
Trustee                                                        (4 other investment
                                                                    companies)

Donald M. Cox             $ 2,952            $3                      $ 31,000
Trustee                                                        (2 other investment
                                                                    companies)

Stanley Egener              $ 0              $0                        $ 0
Chairman of the                                                (8 other investment
Board, Chief                                                        companies)
Executive Officer,
and Trustee


                                     - 49 -


                            TABLE OF COMPENSATION
                        FOR FISCAL YEAR ENDED 8/31/97


                         Aggregate        Aggregate
                       Compensation      Compensation       Total Compensation from
                      from Neuberger    from Neuberger    Investment Companies in the
Name and Position        & Berman          & Berman         Neuberger & Berman Fund
WITH EACH TRUST        EQUITY TRUST     EQUITY ASSETS       COMPLEX PAID TO TRUSTEES
---------------        ------------     -------------       ------------------------

Alan R. Gruber,           $ 1,913            $1                      $ 20,000
Trustee, and the                                               (2 other investment
Estate of Alan R.                                                   companies)
Gruber

Howard A. Mileaf          $ 2,995            $3                      $ 33,500
Trustee                                                        (3 other investment
                                                                    companies)

Edward I. O'Brien         $ 3,321            $4                      $ 34,000
Trustee                                                        (2 other investment
                                                                    companies)

John T. Patterson, Jr.    $ 3,321            $4                      $ 37,500
Trustee                                                        (3 other investment
                                                                    companies)

John P. Rosenthal         $ 2,952            $3                      $ 32,500
Trustee                                                        (3 other investment
                                                                    companies)

Cornelius T. Ryan         $ 2,995            $3                      $ 30,500
Trustee                                                        (2 other investment
                                                                    companies)

Gustave H. Shubert        $ 2,995            $3                      $ 30,500
Trustee                                                        (2 other investment
                                                                    companies)

Lawrence Zicklin            $ 0              $0                        $ 0
President and Trustee                                          (4 other investment
                                                                    companies)



          At November 28, 1997, the trustees and officers of the Trusts and of Managers Trust, as a group, owned beneficially or of record less than 1% of the outstanding shares of each Fund.

                INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES

INVESTMENT MANAGER AND ADMINISTRATOR

          Because all of the Funds' net investable assets are invested in their corresponding Portfolios, the Funds do not need an investment manager. N&B Management serves as the investment manager to all the Portfolios pursuant to a management agreement with Managers Trust, dated as of August 2, 1993 ("Management Agreement"). The Management Agreement was approved by the holders of the interests in all the Portfolios (except Neuberger & Berman SOCIALLY RESPONSIVE Portfolio) on August 2, 1993, and by the holders of the interests in Neuberger & Berman SOCIALLY RESPONSIVE Portfolio on March 9, 1994. That Portfolio was authorized to become subject to the Management Agreement by vote of the Portfolio Trustees on October 20, 1993, and became subject to it on March 14, 1994.

          The Management Agreement provides, in substance, that N&B Management will make and implement investment decisions for the Portfolios in its discretion and will continuously develop an investment program for the Portfolios' assets. The Management Agreement permits N&B Management to effect securities transactions on behalf of each Portfolio through associated persons of N&B Management. The Management Agreement also specifically permits N&B Management to compensate, through higher commissions, brokers and dealers who provide investment research and analysis to the Portfolios, although N&B Management has no current plans to pay a material amount of such compensation.

          N&B Management provides to each Portfolio, without separate cost, office space, equipment, and facilities and the personnel necessary to perform executive, administrative, and clerical functions. N&B Management pays all salaries, expenses, and fees of the officers, trustees, and employees of Managers Trust who are officers, directors, or employees of N&B Management. Two directors of N&B Management (who also are principals of Neuberger & Berman), one of whom also serves as an officer of N&B Management, presently serve as trustees and officers of the Trusts and of Managers Trust. See "Trustees and Officers." Each Portfolio pays N&B Management a management fee based on the Portfolio's average daily net assets, as described in the Prospectus.


          N&B Management provides facilities, services and personnel, as well as accounting, recordkeeping, and other services, to each Fund (except Neuberger & Berman SOCIALLY RESPONSIVE Trust) pursuant to an administration agreement with

Equity Trust, dated August 3, 1993, as amended on August 2, 1996, ("Equity Trust Administration Agreement"). N&B Management provides facilities, services and personnel, as well as accounting, recordkeeping, and other services, to Neuberger & Berman SOCIALLY RESPONSIVE Trust pursuant to an administration agreement with Equity Assets, dated November 1, 1994, as amended August 2, 1996 ("Equity Assets Administration Agreement"). The Equity Trust Administration Agreement and the Equity Assets Administration Agreement are referred to below as the "Administration Agreements." For such administrative services, each Fund pays N&B Management a fee based on the Fund's average daily net assets, as described in the Prospectus. N&B Management enters into administrative services agreements with Institutions, pursuant to which it compensates Institutions for accounting, recordkeeping and other services that they provide in connection with investments in the Funds.


          Institutions may be subject to federal or state laws that limit their ability to provide certain administrative or distribution-related services. For example, the Glass-Steagall Act is generally interpreted to prohibit most banks from underwriting mutual fund shares. N&B Management intends to contract with Institutions for only those services they may legally provide. If, due to a change in the laws governing Institutions or in the interpretation of any such law, an Institution is prohibited from performing some or all of the above-described services, N&B Management may be required to find alternative means of providing those services. Any such change is not expected to impact the Funds or their shareholders adversely.


          During the fiscal years ended August 31, 1997, 1996 and 1995, each Fund accrued management and administration fees as follows: Neuberger & Berman MANHATTAN Trust - $415,355, $420,605 and $202,729; Neuberger & Berman GENESIS Trust - $1,870,816, $487,514, and $274,709; Neuberger & Berman FOCUS Trust - $936,458, $329,609, and $43,330; Neuberger & Berman GUARDIAN Trust - $14,839,636, $8,821,718, and $2,417,586; and Neuberger & Berman PARTNERS Trust -
$2,313,486,  $755,623, and $292,161,  respectively. From May 1, 1995 to December
15, 1997, N&B Management voluntarily waived a portion of the management fee borne by Neuberger & Berman GENESIS Portfolio to reduce the fee by 0.10% per annum of the average daily net assets of that Portfolio. During the fiscal years ended August 31, 1997 and 1996 and the period from May 1, 1995 to August 31, 1995, N&B Management waived $153,513, $39,014 and $9,217, respectively, of management fees that otherwise would have been borne indirectly by Neuberger &

Berman GENESIS Trust. During the period from its commencement of operations (March 3, 1997) to August 31, 1997, Neuberger & Berman SOCIALLY RESPONSIVE Trust accrued management and administration fees of $16,656.


          N&B Management has voluntarily undertaken to reimburse each Fund for its Total Operating Expenses (as defined in the Prospectus) so that each Fund's expense ratio per annum will not exceed the expense ratio of its Sister Fund by more than 0.10% of the Fund's average daily net assets. Each undertaking can be terminated by N&B Management by giving a Fund at least 60 days' prior written notice. During the period from August 1993 (commencement of operations of each Fund except Neuberger & Berman SOCIALLY RESPONSIVE Trust) to December 31, 1994, N&B Management voluntarily undertook to reimburse each Fund for its Total Operating Expenses so that each Fund's expense ratio per annum would not exceed the expense ratio of its Sister Fund. During the fiscal years ended August 31, 1997, 1996 and 1995, N&B Management reimbursed each Fund the following amounts of expenses under the above arrangements: Neuberger & Berman MANHATTAN Trust, $64,448, $78,810 and $87,443, respectively; Neuberger & Berman GENESIS Trust, $0, $66,139 and $69,047, respectively; Neuberger & Berman FOCUS Trust, $102,407, $104,689 and $92,687, respectively; Neuberger & Berman GUARDIAN Trust, $0,
$69,266 and $171,796, respectively; and Neuberger & Berman PARTNERS Trust, $89,923, $109,574, and $102,400, respectively. During the period from Neuberger & Berman SOCIALLY RESPONSIVE Trust's commencement of operations (March 3, 1997) to August 31, 1997, N&B Management reimbursed that Fund for expenses in the amount of $30,470.


          The Management Agreement continues until August 2, 1998. The Management Agreement is renewable thereafter from year to year with respect to each Portfolio, so long as its continuance is approved at least annually (1) by the vote of a majority of the Portfolio Trustees who are not "interested persons" of N&B Management or Managers Trust ("Independent Portfolio Trustees"), cast in person at a meeting called for the purpose of voting on such approval, and (2) by the vote of a majority of the Portfolio Trustees or by a 1940 Act majority vote of the outstanding interests in that Portfolio. The Administration Agreements continue until August 2, 1998. The Administration Agreements are renewable from year to year with respect to a Fund, so long as their continuance is approved at least annually (1) by the vote of a majority of the Fund Trustees who are not "interested persons" of N&B Management or the respective Trust ("Independent Fund Trustees"), cast in person at a meeting called for the purpose of voting on such approval, and (2) by the vote of a majority of the Fund Trustees or by a 1940 Act majority vote of the outstanding shares in that Fund.

          The Management Agreement is terminable, without penalty, with respect to a Portfolio on 60 days' written notice either by Managers Trust or by N&B Management. The Administration Agreements are terminable, without penalty, with respect to a Fund on 60 days' written notice either by N&B Management or by the respective Trust. Each Agreement terminates automatically if it is assigned.


SUB-ADVISER


          N&B Management retains Neuberger & Berman, 605 Third Avenue, New York, NY 10158-3698, as sub-adviser with respect to each Portfolio pursuant to a sub-advisory agreement dated August 2, 1993 ("Sub-Advisory Agreement"). The
Sub-Advisory Agreement was approved by the holders of the interests in the Portfolios (except Neuberger & Berman SOCIALLY RESPONSIVE Portfolio) on August 2, 1993, and by the holders of the interests in Neuberger & Berman SOCIALLY RESPONSIVE Portfolio on March 9, 1994. That Portfolio was authorized to become subject to the Sub-Advisory Agreement by vote of the Portfolio Trustees on October 20, 1993, and became subject to it on March 14, 1994.


          The Sub-Advisory Agreement provides in substance that Neuberger & Berman will furnish to N&B Management, upon reasonable request, the same type of investment recommendations and research that Neuberger & Berman, from time to time, provides to its principals and employees for use in managing client accounts. In this manner, N&B Management expects to have available to it, in addition to research from other professional sources, the capability of the research staff of Neuberger & Berman. This staff consists of numerous investment analysts, each of whom specializes in studying one or more industries, under the supervision of the Director of Research, who is also available for consultation with N&B Management. The Sub-Advisory Agreement provides that N&B Management will pay for the services rendered by Neuberger & Berman based on the direct and indirect costs to Neuberger & Berman in connection with those services. Neuberger & Berman also serves as sub-adviser for all of the other mutual funds managed by N&B Management.


          The Sub-Advisory Agreement continues until August 2, 1998 and is renewable from year to year, subject to approval of its continuance in the same manner as the Management Agreement. The Sub-Advisory Agreement is subject to termination, without penalty, with respect to each Portfolio by the Portfolio Trustees or a 1940 Act majority vote of the outstanding interests in that Portfolio, by N&B Management, or by Neuberger & Berman on not less than 30 nor more than 60 days' written notice. The Sub-Advisory Agreement also terminates automatically with respect to each Portfolio if it is assigned or if the Management Agreement terminates with respect to that Portfolio.

          Most money managers that come to the Neuberger & Berman organization have at least fifteen years experience. Neuberger & Berman and N&B Management employ experienced professionals that work in a competitive environment.

INVESTMENT COMPANIES MANAGED

          As of September 30, 1997, the investment companies managed by N&B Management had aggregate net assets of approximately $21.2 billion. N&B Management currently serves as investment manager of the following investment companies:



                                                                Approximate Net
                                                                   Assets at
                                                                 September 30,
                 NAME                                                 1997
                 ----                                                 ----

Neuberger & Berman Cash Reserves                                  $667,531,894
     Portfolio (investment portfolio for
     Neuberger & Berman Cash Reserves)

Neuberger & Berman Government Money                               $248,190,672
     Portfolio (investment portfolio for
     Neuberger & Berman Government
     Money Fund)

Neuberger & Berman Limited Maturity                               $295,393,823
     Bond Portfolio (investment portfolio
     for Neuberger & Berman Limited
     Maturity Bond Fund and Neuberger
     & Berman Limited Maturity Bond Trust)

                                                                Approximate Net
                                                                   Assets at
                                                                 September 30,
                 NAME                                                 1997
                 ----                                                 ----

Neuberger & Berman Municipal Securities                           $ 31,573,660
     Portfolio (investment portfolio for
     Neuberger & Berman Municipal
     Securities Trust)

Neuberger & Berman Ultra Short Bond                               $ 62,627,463
     Portfolio (investment portfolio for
     Neuberger & Berman Ultra Short Bond
     Fund and Neuberger & Berman Ultra
     Short Bond Trust)

Neuberger & Berman Focus Portfolio                              $1,661,565,204
     (investment portfolio for Neuberger
     & Berman Focus Fund, Neuberger &
     Berman Focus Trust and Neuberger &
     Berman Focus Assets)

Neuberger & Berman Genesis Portfolio                            $1,491,048,221
     (investment portfolio for Neuberger
     & Berman Genesis Fund, Neuberger &
     Berman Genesis Trust and Neuberger &
     Berman Genesis Assets)

Neuberger & Berman Guardian Portfolio                           $9,123,101,599
     (investment portfolio for Neuberger
     & Berman Guardian Fund, Neuberger &
     Berman Guardian Trust and Neuberger &
     Berman Guardian Assets)

Neuberger & Berman International Portfolio                       $ 127,016,071
     (investment portfolio for Neuberger &
     Berman International Fund and Neuberger
     & Berman International Trust)

                                                                Approximate Net
                                                                   Assets at
                                                                 September 30,
                 NAME                                                 1997
                 ----                                                 ----

Neuberger & Berman Manhattan Portfolio                            $655,156,471
     (investment portfolio for Neuberger &
     Berman Manhattan Fund, Neuberger & Berman
     Manhattan Trust and Neuberger & Berman
     Manhattan Assets)

Neuberger & Berman Partners Portfolio                           $3,783,754,657
     (investment portfolio for Neuberger &
     Berman Partners Fund, Neuberger & Berman
     Partners Trust and Neuberger & Berman
     Partners Assets)

Neuberger & Berman Socially Responsive                            $274,230,723
     Portfolio (investment portfolio for
     Neuberger & Berman Socially Responsive
     Fund, Neuberger & Berman Socially
     Responsive Trust and Neuberger & Berman
     NYCDC Socially Responsive Trust)

Advisers Managers Trust                                         $2,651,503,613
     (seven series)


          The investment decisions concerning the Portfolios and the other mutual funds managed by N&B Management (collectively, "Other N&B Funds") have been and will continue to be made independently of one another. In terms of their investment objectives, most of the Other N&B Funds differ from the Portfolios. Even where the investment objectives are similar, however, the methods used by the Other N&B Funds and the Portfolios to achieve their objectives may differ. The investment results achieved by all of the mutual funds managed by N&B Management have varied from one another in the past and are likely to vary in the future.

          There may be occasions when a Portfolio and one or more of the Other N&B Funds or other accounts managed by Neuberger & Berman are contemporaneously engaged in purchasing or selling the same securities from or to third parties. When this occurs, the transactions are averaged as to price and allocated, in terms of amount, in accordance with a formula considered to be equitable to the funds involved. Although in some cases this arrangement may have a detrimental effect on the price or volume of the securities as to a Portfolio, in other cases it is believed that a Portfolio's ability to participate in volume transactions may produce better executions for it. In any case, it is the judgment of the Portfolio Trustees that the desirability of the Portfolios' having their advisory arrangements with N&B Management outweighs any disadvantages that may result from contemporaneous transactions.

          The Portfolios are subject to certain limitations imposed on all advisory clients of Neuberger & Berman (including the Portfolios, the Other N&B Funds, and other managed accounts) and personnel of Neuberger & Berman and its affiliates. These include, for example, limits that may be imposed in certain industries or by certain companies, and policies of Neuberger & Berman that limit the aggregate purchases, by all accounts under management, of the outstanding shares of public companies.

MANAGEMENT AND CONTROL OF N&B MANAGEMENT

          The directors and officers of N&B Management, all of whom have offices at the same address as N&B Management, are Richard A. Cantor, Chairman of the Board and director; Stanley Egener, President and director; Theodore P. Giuliano, Vice President and director; Michael M. Kassen, Vice President and director; Irwin Lainoff, director; Lawrence Zicklin, director; Daniel J.
Sullivan, Senior Vice President; Peter E. Sundman, Senior Vice President; Michael J. Weiner, Senior Vice President; Claudia A. Brandon, Vice President; Patrick T. Byrne, Vice President; Brooke A. Cobb, Vice President; Robert W. D'Alelio, Vice President; Roberta D'Orio, Vice President; Clara Del Villar, Vice President; Brian J. Gaffney, Vice President; Joseph G. Galli, Vice President; Robert I. Gendelman, Vice President; Josephine P. Mahaney, Vice President; Ellen Metzger, Vice President and Secretary; Paul Metzger, Vice President; Janet W. Prindle, Vice President; Kevin L. Risen, Vice President; Richard Russell, Vice

President; Jennifer K. Silver, Vice President; Kent C. Simons, Vice President; Frederic B. Soule, Vice President; Judith M. Vale, Vice President; Susan Walsh, Vice President; Thomas Wolfe, Vice President; Andrea Trachtenberg, Vice President of Marketing; Robert Conti, Treasurer; Valerie Chang, Assistant Vice President; Stacy Cooper-Shugrue, Assistant Vice President; Barbara DiGiorgio, Assistant Vice President; Michael J. Hanratty, Assistant Vice President; Leslie Holliday-Soto, Assistant Vice President; Jody L. Irwin, Assistant Vice President; Robert L. Ladd, Assistant Vice President; Carmen G. Martinez, Assistant Vice President; Joseph S. Quirk, Assistant Vice President; Ingrid Saukaitis, Assistant Vice President; Josephine Velez, Assistant Vice President; Celeste Wischerth, Assistant Vice President; and Loraine Olavarria, Assistant Secretary. Messrs. Cantor, Egener, Gendelman, Giuliano, Kassen, Lainoff, Risen, Simons, Sundman and Zicklin and Mmes. Prindle, Silver and Vale are principals of Neuberger & Berman.


          Messrs. Egener and Zicklin are trustees and officers, and Messrs. Russell, Sullivan and Weiner and Mmes. Brandon, Cooper-Shugrue, DiGiorgio, and Wischerth are officers, of each Trust and Managers Trust. C. Carl Randolph, a principal of Neuberger & Berman, also is an officer of each Trust and Managers Trust.


          All of the outstanding voting stock in N&B Management is owned by persons who are also principals of Neuberger & Berman.


                            DISTRIBUTION ARRANGEMENTS

          N&B Management serves as the distributor ("Distributor") in connection with the offering of each Fund's shares on a no-load basis to Institutions. In connection with the sale of its shares, each Fund has authorized the Distributor to give only the information, and to make only the statements and representations, contained in the Prospectus and this SAI or that properly may be included in sales literature and advertisements in accordance with the 1933 Act, the 1940 Act, and applicable rules of self-regulatory organizations. Sales may be made only by the Prospectus, which may be delivered personally, through the mails, or by electronic means. The Distributor is the Funds' "principal underwriter" within the meaning of the 1940 Act and, as such, acts as agent in arranging for the sale of each Fund's shares to Institutions without sales commission or other compensation and bears all advertising and promotion expenses incurred in the sale of the Funds' shares.

          From time to time, N&B Management may enter into arrangements pursuant to which it compensates a registered broker-dealer or other third party for services in connection with the distribution of Fund shares.

          The Trusts, on behalf of their respective Funds, and the Distributor are parties to Distribution Agreements that continue until August 2, 1998. The Distribution Agreements may be renewed annually if specifically approved by (1) the vote of a majority of the Fund Trustees or a 1940 Act majority vote of the Fund's outstanding shares and (2) the vote of a majority of the Independent Fund Trustees, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreements may be terminated by either party and will terminate automatically on their assignment, in the same manner as the Management Agreement.

                         ADDITIONAL EXCHANGE INFORMATION

          As more fully set forth in the section of the Prospectus entitled "Exchanging Shares," an Institution may exchange shares of any Fund for shares of one or more of the other Funds or the income fund that is briefly described below ("Income Fund"), if made available through that Institution.


INCOME FUND


Neuberger & Berman             Seeks the highest current income  consistent with
Limited Maturity Bond          low  risk  to  principal   and   liquidity   and,
Trust                          secondarily,   total  return.  The  corresponding
                               portfolio invests in debt securities, primarily investment grade; maximum 10% below investment grade, but no lower than B.*/ Maximum average duration of four years.



          Any Fund described herein, and the Income Fund, may terminate or modify its exchange privilege in the future.


          Fund shareholders who are considering exchanging shares into the Income Fund should note that it (1) is a series of a Delaware business trust


----------

*/ As rated by Moody's or S&P or, if unrated by either of those entities, determined by N&B Management to be of comparable quality.

(named "Neuberger & Berman Income Trust") that is registered with the SEC as an open-end management investment company, and (2) invests all of its net investable assets in a corresponding portfolio that has an investment objective, policies, and limitations identical to those of the fund.


          Before effecting an exchange, Fund shareholders must obtain and should review a currently effective prospectus of the fund into which the exchange is to be made. The Income Fund has a separate prospectus. An exchange is treated as a sale for federal income tax purposes and, depending on the circumstances, a capital gain or loss may be realized.


                        ADDITIONAL REDEMPTION INFORMATION

SUSPENSION OF REDEMPTIONS

          The right to redeem a Fund's shares may be suspended or payment of the redemption price postponed (1) when the NYSE is closed, (2) when trading on the NYSE is restricted, (3) when an emergency exists as a result of which it is not reasonably practicable for its corresponding Portfolio to dispose of securities it owns or fairly to determine the value of its net assets, or (4) for such other period as the SEC may by order permit for the protection of the Fund's shareholders. Applicable SEC rules and regulations shall govern whether the conditions prescribed in (2) or (3) exist. If the right of redemption is suspended, shareholders may withdraw their offers of redemption, or they will receive payment at the NAV per share in effect at the close of business on the first day the NYSE is open ("Business Day") after termination of the suspension.

REDEMPTIONS IN KIND

          Each Fund reserves the right, under certain conditions, to honor any request for redemption (or a combination of requests from the same shareholder in any 90-day period) exceeding $250,000 or 1% of the net assets of the Fund, whichever is less, by making payment in whole or in part in securities valued as described under "Share Prices and Net Asset Value" in the Prospectus. If payment is made in securities, an Institution generally will incur brokerage expenses or other transaction costs in converting those securities into cash and will be subject to fluctuation in the market prices of those securities until they are sold. The Funds do not redeem in kind under normal circumstances, but would do so when the Fund Trustees determined that it was in the best interests of a Fund's shareholders as a whole.

                        DIVIDENDS AND OTHER DISTRIBUTIONS


          Each Fund distributes to its shareholders substantially all of its share of any net investment income (after deducting expenses incurred directly by the Fund), any net realized capital gains, and any net realized gains from foreign currency transactions earned or realized by its corresponding Portfolio. A Portfolio's net investment income consists of all income accrued on portfolio assets less accrued expenses, but does not include capital and foreign currency gains and losses. Net investment income and realized gains and losses are reflected in a Portfolio's NAV (and, hence, its corresponding Fund's NAV) until they are distributed. Each Fund calculates its net investment income and NAV per share as of the close of regular trading on the NYSE on each Business Day (usually 4:00 p.m. Eastern time).


          Dividends from net investment income and distributions of net realized capital and foreign currency gains, if any, normally are paid once annually, in December, except that Neuberger & Berman GUARDIAN Trust distributes substantially all of its share of Neuberger & Berman GUARDIAN Portfolio's net investment income (after deducting expenses incurred directly by Neuberger & Berman GUARDIAN Trust), if any, near the end of each other calendar quarter.

          Dividends and other distributions are automatically reinvested in additional shares of the distributing Fund, unless the Institution elects to receive them in cash ("cash election"). To the extent dividends and other distributions are subject to federal, state, or local income taxation, they are taxable to the shareholders whether received in cash or reinvested in Fund shares. A cash election with respect to any Fund remains in effect until the Institution notifies the Fund in writing to discontinue the election.


                           ADDITIONAL TAX INFORMATION

TAXATION OF THE FUNDS

          In order to continue to qualify for treatment as a RIC under the Code, each Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain, and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. With respect to each Fund, these requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from Hedging Instruments) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); and(2) at the close of each quarter of the Fund's taxable year, (i) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs, and other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities, and (ii) not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or securities of other RICs) of any one issuer.


          Certain funds that invest in portfolios managed by N&B Management, including most of the Sister Funds, have received rulings from the Internal Revenue Service ("Service") that each such fund, as an investor in its corresponding portfolio, will be deemed to own a proportionate share of the portfolio's assets and income for purposes of determining whether the fund satisfies all the requirements described above to qualify as a RIC. Although these rulings may not be relied on as precedent by the Funds, N&B Management believes that the reasoning thereof and, hence, their conclusion apply to the Funds as well.

          Each Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ended on October 31 of that year, plus certain other amounts.

          See the next section for a discussion of the tax consequences to the Funds of distributions to them from the Portfolios, investments by the Portfolios in certain securities, and hedging transactions engaged in by the Portfolios.

TAXATION OF THE PORTFOLIOS

          The Portfolios (except Neuberger & Berman SOCIALLY RESPONSIVE Portfolio) have received rulings from the Service to the effect that, among other things, each such Portfolio will be treated as a separate partnership for federal income tax purposes and will not be a "publicly traded partnership." Although these rulings may not be relied on as precedent by Neuberger & Berman SOCIALLY RESPONSIVE Portfolio, N&B Management believes the reasoning thereof and, hence, their conclusion apply to that Portfolio as well. As a result, no Portfolio is subject to federal income tax; instead, each investor in a Portfolio, such as a Fund, is required to take into account in determining its federal income tax liability its share of the Portfolio's income, gains, losses, deductions, and credits, without regard to whether it has received any cash distributions from the Portfolio. Each Portfolio also is not subject to Delaware or New York income or franchise tax.


          Because each Fund is deemed to own a proportionate share of its corresponding Portfolio's assets and income for purposes of determining whether the Fund satisfies the requirements to qualify as a RIC, each Portfolio intends to continue to conduct its operations so that its corresponding Fund will be able to continue to satisfy all those requirements.

          Distributions to a Fund from its corresponding Portfolio (whether pursuant to a partial or complete withdrawal or otherwise) will not result in the Fund's recognition of any gain or loss for federal income tax purposes, except that (1) gain will be recognized to the extent any cash that is distributed exceeds the Fund's basis for its interest in the Portfolio before the distribution, (2) income or gain will be recognized if the distribution is in liquidation of the Fund's entire interest in the Portfolio and includes a disproportionate share of any unrealized receivables held by the Portfolio, and
(3) loss will be recognized if a liquidation distribution consists solely of cash and/or unrealized receivables. A Fund's basis for its interest in its corresponding Portfolio generally equals the amount of cash the Fund invests in the Portfolio, increased by the Fund's share of the Portfolio's net income and capital gains and decreased by (1) the amount of cash and the basis of any property the Portfolio distributes to the Fund and (2) the Fund's share of the Portfolio's losses.

          Dividends and interest received by a Portfolio, and gains realized by a Portfolio, may be subject to income, withholding, or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield and/or total return on its securities. Tax treaties between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.


          A Portfolio may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation -- other than a "controlled foreign corporation" (I.E., a foreign corporation in which, on any day during its taxable year, more than 50% of the total voting power of all voting stock therein or the total value of all stock therein is owned, directly, indirectly, or constructively, by "U.S. shareholders," defined as U.S. persons that individually own, directly, indirectly, or constructively, at least 10% of that voting power) as to which a Portfolio is a U.S. shareholder (effective for the taxable year beginning September 1, 1998) -- that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, if a Portfolio holds stock of a PFIC, its corresponding Fund (indirectly through its interest in the Portfolio) will be subject to federal income tax on its share of a portion of any "excess distribution" received by the Portfolio on the stock or of any gain on the Portfolio's disposition of the stock (collectively, "PFIC income"), plus interest thereon, even if the Fund distributes its share of the PFIC income as a taxable dividend to its shareholders. The balance of the Fund's share of the PFIC income will be included in its investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to its shareholders.


          If a Portfolio invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of its corresponding Fund's incurring the foregoing tax and interest obligation, the Fund would be required to include in income each year its share of the Portfolio's pro rata share of the QEF's annual ordinary earnings and net capital gain (the excess of net long-term capital gain over net short-term capital loss) -- which most likely would have to be distributed by the Fund to satisfy the Distribution Requirement and avoid imposition of the Excise Tax -- even if those earnings and gain were not received by the Portfolio from the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

          Effective for taxable years beginning after 1997, a holder of stock in any PFIC may elect to include in ordinary income each taxable year the excess, if any, of the fair market value of the stock over the adjusted basis therein as of the end of that year. Pursuant to the election, a deduction (as an ordinary, not capital, loss) also would be allowed for the excess, if any, of the holder's adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included in income for prior taxable years. The adjusted basis in each PFIC's stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder. Proposed regulations would provide a similar election with respect to the stock of certain PFICs.


          The Portfolios' use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses the Portfolios realize in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from Hedging Instruments derived by the Portfolio with respect to its business of investing in securities or foreign currencies, will qualify as permissible income for its corresponding Fund under the Income Requirement.


          Exchange-traded futures contracts, certain forward contracts and listed options thereon ("Section 1256 contracts") are required to be marked to market (that is, treated as having been sold at market value) for federal income tax purposes at the end of a Portfolio's taxable year. Sixty percent of any net gain or loss recognized as a result of these "deemed sales," and 60% of any net realized gain or loss from any actual sales, of Section 1256 contracts are treated as long-term capital gain or loss; the remainder is treated as short-term capital gain or loss. As of the date of this SAI, it is not entirely clear whether that 60% portion will qualify for the reduced maximum tax rates on net capital gain enacted by the Taxpayer Relief Act of 1997 -- 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on capital assets held for more than 18 months -- instead of the 28% rate in effect before that legislation, which now applies to gain recognized on capital assets held for more than one year but not more than 18 months. However, proposed technical corrections legislation would clarify that the 20% rate applies.

          Each of Neuberger & Berman PARTNERS and Neuberger & Berman SOCIALLY RESPONSIVE Portfolios may acquire zero coupon securities or other securities issued with original issue discount ("OID"). As a holder of those securities, each such Portfolio (and, through it, its corresponding Fund) must take into income the OID that accrues on the securities during the taxable year, even if it receives no corresponding payment on the securities during the year. Because each such Fund annually must distribute substantially all of its investment company taxable income (including its share of its corresponding Portfolio's accrued OID) to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, the Fund may be required in a particular year to distribute as a dividend an amount that is greater than its share of the total amount of cash its corresponding Portfolio actually receives. Those distributions will be made from a Fund's (or its share of its corresponding Portfolio's) cash assets or, if necessary, from the proceeds of sales of that Portfolio's securities. A Portfolio may realize capital gains or losses from those sales, which would increase or decrease its corresponding Fund's investment company taxable income and/or net capital gain.

TAXATION OF THE FUNDS' SHAREHOLDERS

          If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares.


                             PORTFOLIO TRANSACTIONS

          Neuberger & Berman acts as principal broker for each Portfolio in the purchase and sale of its portfolio securities (other than certain securities traded on the OTC market) and in connection with the purchase and sale of options on its securities. A substantial portion of the portfolio transactions of Neuberger & Berman GENESIS Portfolio involves securities traded on the OTC market; that Portfolio purchases and sells OTC securities in principal transactions with dealers who are the principal market makers for such securities.


          During the fiscal year ended August 31, 1995, Neuberger & Berman MANHATTAN Portfolio paid brokerage commissions of $654,982, of which $436,568 was paid to Neuberger & Berman. During the fiscal year ended August 31, 1996, Neuberger & Berman MANHATTAN Portfolio paid brokerage commissions of $940,324, of which $543,020 was paid to Neuberger & Berman.

          During the fiscal year ended August 31, 1997, Neuberger & Berman MANHATTAN Portfolio paid brokerage commissions of $971,026, of which $458,679 was paid to Neuberger & Berman. Transactions in which that Portfolio used Neuberger & Berman as broker comprised 59.11% of the aggregate dollar amount of transactions involving the payment of commissions, and 47.24% of the aggregate brokerage commissions paid by the Portfolio, during the fiscal year ended August 31, 1997. 92.43% of the $512,347 paid to other brokers by that Portfolio during that fiscal year (representing commissions on transactions involving approximately $299,598,328) was directed to those brokers because of research services they provided. During the fiscal year ended August 31, 1997, that Portfolio acquired securities of the following of its "regular brokers or dealers" (as defined in the 1940 Act) ("Regular B/Ds"): General Electric Capital Corp., Merrill, Lynch, Pierce, Fenner & Smith Inc., and State Street Bank and Trust Company, N.A.; at that date, that Portfolio held the securities of its Regular B/Ds with an aggregate value as follows: General Electric Capital Corp., $18,100,000 and State Street Bank & Trust Company, N.A., $6,987,488.


          During the fiscal year ended August 31, 1995, Neuberger & Berman GENESIS Portfolio paid brokerage commissions of $199,718, of which $118,014 was paid to Neuberger & Berman. During the fiscal year ended August 31, 1996, Neuberger & Berman GENESIS Portfolio paid brokerage commissions of $206,150, of which $95,999 was paid to Neuberger & Berman.


          During the fiscal year ended August 31, 1997, Neuberger & Berman GENESIS Portfolio paid brokerage commissions of $860,097, of which $516,040 was paid to Neuberger & Berman. Transactions in which that Portfolio used Neuberger & Berman as broker comprised 62.57% of the aggregate dollar amount of transactions involving the payment of commissions, and 60.00% of the aggregate brokerage commissions paid by the Portfolio, during the fiscal year ended August 31, 1997. 89.06% of the $344,057 paid to other brokers by that Portfolio during that fiscal year (representing commissions on transactions involving approximately $128,731,955) was directed to those brokers because of research services they provided. During the fiscal year ended August 31, 1997, that Portfolio acquired securities of the following of its Regular B/Ds: Chevron Oil Finance Company, General Electric Capital Corp., and State Street Bank and Trust Company, N.A.; at that date, that Portfolio held the securities of its Regular B/Ds with an aggregate value as follows: General Electric Capital Corp., $40,000,000.

          During the fiscal year ended August 31, 1995, Neuberger & Berman FOCUS Portfolio paid brokerage commissions of $1,031,245, of which $617,957 was paid to Neuberger & Berman. During the fiscal year ended August 31, 1996, Neuberger & Berman FOCUS Portfolio paid brokerage commissions of $1,165,851, of which $583,212 was paid to Neuberger & Berman.


          During the fiscal year ended August 31, 1997, Neuberger & Berman FOCUS Portfolio paid brokerage commissions of $1,825,493, of which $920,202 was paid to Neuberger & Berman. Transactions in which that Portfolio used Neuberger & Berman as broker comprised 55.85% of the aggregate dollar amount of transactions involving the payment of commissions, and 50.41% of the aggregate brokerage commissions paid by the Portfolio, during the fiscal year ended August 31, 1997. 80.39% of the $905,291 paid to other brokers by that Portfolio during that fiscal year (representing commissions on transactions involving approximately $398,888,691) was directed to those brokers because of research services they provided. During the fiscal year ended August 31, 1997, that Portfolio acquired securities of the following of its Regular B/Ds: General Electric Capital Corp., Merrill, Lynch, Pierce, Fenner & Smith Inc., Morgan Stanley, Dean Witter,
Discover & Co., and State Street Bank and Trust Company, N.A.; at that date, that Portfolio held the securities of its Regular B/Ds with an aggregate value as follows: General Electric Capital Corp., $46,120,000; Merrill, Lynch, Pierce, Fenner & Smith Inc., $35,055,000; and Morgan Stanley, Dean Witter, Discover & Co., $27,397,563.


          During the fiscal year ended August 31, 1995, Neuberger & Berman GUARDIAN Portfolio paid brokerage commissions of $3,751,206, of which $2,521,523 was paid to Neuberger & Berman. During the fiscal year ended August 31, 1996, Neuberger & Berman GUARDIAN Portfolio paid brokerage commissions of $6,886,590, of which $3,542,127 was paid to Neuberger & Berman.


          During the fiscal year ended August 31, 1997, Neuberger & Berman GUARDIAN Portfolio paid brokerage commissions of $8,540,335, of which $4,806,913 was paid to Neuberger & Berman. Transactions in which that Portfolio used Neuberger & Berman as broker comprised 60.45% of the aggregate dollar amount of transactions involving the payment of commissions, and 56.28% of the aggregate brokerage commissions paid by the Portfolio, during the fiscal year ended August 31, 1997. 87.31% of the $3,733,422 paid to other brokers by that Portfolio during that fiscal year (representing commissions on transactions involving approximately $1,958,958,289); was directed to those brokers because of research services they provided. During the fiscal year ended August 31, 1997, that

Portfolio acquired securities of the following of its Regular B/Ds: Chevron Oil Finance Company, General Electric Capital Corp., Merrill, Lynch, Pierce, Fenner & Smith Inc., Morgan Stanley, Dean Witter, Discover & Co., and State Street Bank and Trust Company, N.A.; at that date, that Portfolio held the securities of its Regular B/Ds with an aggregate value as follows: General Electric Capital Corp., $36,480,000; Merrill, Lynch, Pierce, Fenner & Smith Inc., $201,720,000; and Morgan Stanley, Dean Witter, Discover & Co., $178,784,375.


          During the fiscal year ended August 31, 1995, Neuberger & Berman PARTNERS Portfolio paid brokerage commissions of $4,608,156, of which $3,092,789 was paid to Neuberger & Berman. During the fiscal year ended August 31, 1996, Neuberger & Berman PARTNERS Portfolio paid brokerage commissions of $4,697,854, of which $2,741,666 was paid to Neuberger & Berman.


          During the fiscal year ended August 31, 1997, Neuberger & Berman PARTNERS Portfolio paid brokerage commissions of $5,413,453, of which $3,508,790 was paid to Neuberger & Berman. Transactions in which that Portfolio used Neuberger & Berman as broker comprised 66.94% of the aggregate dollar amount of transactions involving the payment of commissions, and 64.82% of the aggregate brokerage commissions paid by the Portfolio, during the fiscal year ended August 31, 1997. 89.93% of the $1,904,663 paid to other brokers by that Portfolio during that fiscal year (representing commissions on transactions involving approximately $1,164,076,407) was directed to those brokers because of research services they provided. During the fiscal year ended August 31, 1997, that Portfolio acquired securities of the following of its Regular B/Ds: Chevron Oil Finance Company, General Electric Capital Corp., and State Street Bank and Trust Company, N.A.; at that date, that Portfolio held securities of its Regular B/Ds with an aggregate value as follows: General Electric Capital Corp., $43,550,000.


          During the fiscal year ended August 31, 1995, Neuberger & Berman SOCIALLY RESPONSIVE Portfolio paid brokerage commissions of $138,378, of which $95,964 was paid to Neuberger & Berman. During the fiscal year ended August 31, 1996, Neuberger & Berman SOCIALLY RESPONSIVE Portfolio paid brokerage commissions of $208,834, of which $124,879 was paid to Neuberger & Berman.


          During the fiscal year ended August 31, 1997, Neuberger & Berman SOCIALLY RESPONSIVE Portfolio paid brokerage commissions of $305,640, of which $232,238 was paid to Neuberger & Berman. Transactions in which that Portfolio used Neuberger & Berman as broker comprised 80.59% of the aggregate dollar amount of transactions involving the payment of commissions, and 75.98% of the aggregate brokerage commissions paid by the Portfolio, during the fiscal year ended August 31, 1997. 78.58% of the $73,402 paid to other brokers by that Portfolio during that fiscal year (representing commissions on transactions involving approximately $30,816,054) was directed to those brokers because of research services they provided. During the fiscal year ended August 31, 1997, that Portfolio acquired securities of the following of its Regular B/Ds: State Street Bank and Trust Company, N.A.; at that date, that Portfolio held none of the securities of its Regular B/Ds.

          Insofar as portfolio transactions of Neuberger & Berman PARTNERS Portfolio result from active management of equity securities, and insofar as portfolio transactions of Neuberger & Berman MANHATTAN Portfolio result from seeking capital appreciation by selling securities whenever sales are deemed advisable without regard to the length of time the securities may have been held, it may be expected that the aggregate brokerage commissions paid by those Portfolios to brokers (including Neuberger & Berman where it acts in that capacity) may be greater than if securities were selected solely on a long-term basis.

          Portfolio securities are, from time to time, loaned by a Portfolio to Neuberger & Berman in accordance with the terms and conditions of an order issued by the SEC. The order exempts such transactions from provisions of the 1940 Act that would otherwise prohibit such transactions, subject to certain conditions. In accordance with the order, securities loans made by a Portfolio to Neuberger & Berman are fully secured by cash collateral. The portion of the income on the cash collateral which may be shared with Neuberger & Berman is to be determined by reference to concurrent arrangements between Neuberger & Berman and non-affiliated lenders with which it engages in similar transactions. In addition, where Neuberger & Berman borrows securities from a Portfolio in order to re-lend them to others, Neuberger & Berman may be required to pay that Portfolio, on a quarterly basis, certain of the earnings that Neuberger & Berman otherwise has derived from the re-lending of the borrowed securities. When Neuberger & Berman desires to borrow a security that a Portfolio has indicated a willingness to lend, Neuberger & Berman must borrow such security from that Portfolio, rather than from an unaffiliated lender, unless the unaffiliated lender is willing to lend such security on more favorable terms (as specified in the order) than that Portfolio. If, in any month, a Portfolio's expenses exceed its income in any securities loan transaction with Neuberger & Berman, Neuberger & Berman must reimburse that Portfolio for such loss.

          During the fiscal years ended August 31, 1997, 1996 and 1995, Neuberger & Berman MANHATTAN Portfolio earned interest income of $988,931, $301,788, and $507,239, respectively, from the collateralization of securities loans, from which Neuberger & Berman was paid $326,403, $186,163 and $270,594, respectively.


          During the fiscal year ended August 31, 1997, Neuberger & Berman GENESIS Portfolio earned interest income of $168,552, from the collateralization of securities loans, from which Neuberger & Berman was paid $69,948. During the fiscal years ended August 31, 1996 and 1995, Neuberger & Berman GENESIS Portfolio earned no interest income from the collateralization of securities loans.


          During the fiscal years ended August 31, 1997, 1996 and 1995, Neuberger & Berman GUARDIAN Portfolio earned interest income of $4,005,765, $2,427,096 and $1,430,672, respectively, from the collateralization of securities loans, from which Neuberger & Berman was paid $3,523,486, $2,129,341 and $1,252,190, respectively.


          During the fiscal years ended August 31, 1997, 1996 and 1995, Neuberger & Berman FOCUS Portfolio earned interest income of $1,053,272, $368,663 and $327,447, respectively, from the collateralization of securities loans, from which Neuberger & Berman was paid $898,127, $330,001 and $291,207, respectively.


          During the fiscal years ended August 31, 1997, 1996 and 1995, Neuberger & Berman PARTNERS Portfolio earned interest income of $797,133, $173,908 and $52,410, respectively, from the collateralization of securities loans, from which Neuberger & Berman was paid $688,624, $118,041 and $48,736, respectively.


          During the fiscal  year ended  August  31,  1997,  Neuberger  & Berman
SOCIALLY RESPONSIVE Portfolio earned interest income of $80,484, from the collateralization of securities loans, from which Neuberger & Berman was paid $51,639. During the fiscal years ended August 31, 1996 and 1995, Neuberger & Berman SOCIALLY RESPONSIVE Portfolio earned no interest income from the collateralization of securities loans.





          Each Portfolio may also lend securities to unaffiliated entities, including banks, brokerage firms, and other institutional investors judged creditworthy by N&B Management, provided that cash or equivalent collateral, equal to at least 100% of the market value of the loaned securities, is continuously maintained by the borrower with the Portfolio. The Portfolio may invest the cash collateral and earn income, or it may receive an agreed upon amount of interest income from a borrower who has delivered equivalent collateral. During the time securities are on loan, the borrower will pay the Portfolio an amount equivalent to any dividends or interest paid on such securities. These loans are subject to termination at the option of the Portfolio or the borrower. The Portfolio may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Portfolio does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.

          A committee of Independent Portfolio Trustees from time to time reviews, among other things, information relating to securities loans by the Portfolios.

          In effecting securities transactions, each Portfolio generally seeks to obtain the best price and execution of orders. Commission rates, being a component of price, are considered along with other relevant factors. Each Portfolio plans to continue to use Neuberger & Berman as its principal broker where, in the judgment of N&B Management, that firm is able to obtain a price and execution at least as favorable as other qualified brokers. To the Portfolios' knowledge, no affiliate of any Portfolio receives give-ups or reciprocal business in connection with their securities transactions.


          The use of Neuberger & Berman as a broker for each Portfolio is subject to the requirements of Section 11(a) of the Securities Exchange Act of 1934. Section 11(a) prohibits members of national securities exchanges from retaining compensation for executing exchange transactions for accounts which they or their affiliates manage, except where they have the authorization of the persons authorized to transact business for the account and comply with certain annual reporting requirements. Managers Trust and N&B Management have expressly authorized Neuberger & Berman to retain such compensation, and Neuberger & Berman has agreed to comply with the reporting requirements of Section 11(a).

          Under the 1940 Act, commissions paid by a Portfolio to Neuberger & Berman in connection with a purchase or sale of securities on a securities exchange may not exceed the usual and customary broker's commission.

Accordingly, it is each Portfolio's policy that the commissions paid to Neuberger & Berman must, in N&B Management's judgment, be (1) at least as favorable as those charged by other brokers having comparable execution capability and (2) at least as favorable as commissions contemporaneously charged by Neuberger & Berman on comparable transactions for its most favored unaffiliated customers, except for accounts for which Neuberger & Berman acts as a clearing broker for another brokerage firm and customers of Neuberger & Berman considered by a majority of the Independent Portfolio Trustees not to be comparable to the Portfolio. The Portfolios do not deem it practicable and in their best interests to solicit competitive bids for commissions on each transaction effected by Neuberger & Berman. However, consideration regularly is given to information concerning the prevailing level of commissions charged by other brokers on comparable transactions during comparable periods of time. The 1940 Act generally prohibits Neuberger & Berman from acting as principal in the purchase of portfolio securities from, or the sale of portfolio securities to, a Portfolio unless an appropriate exemption is available.

          A committee of Independent Portfolio Trustees from time to time reviews, among other things, information relating to the commissions charged by Neuberger & Berman to the Portfolios and to its other customers and information concerning the prevailing level of commissions charged by other brokers having comparable execution capability. In addition, the procedures pursuant to which Neuberger & Berman effects brokerage transactions for the Portfolios must be reviewed and approved no less often than annually by a majority of the Independent Portfolio Trustees.

          To ensure that accounts of all investment clients, including a Portfolio, are treated fairly in the event that Neuberger & Berman receives transaction instructions regarding a security for more than one investment account at or about the same time, Neuberger & Berman may combine orders placed on behalf of clients, including advisory accounts in which affiliated persons have an investment interest, for the purpose of negotiating brokerage commissions or obtaining a more favorable price. Where appropriate, securities purchased or sold may be allocated, in terms of amount, to a client according to the proportion that the size of the order placed by that account bears to the aggregate size of orders contemporaneously placed by the other accounts, subject to de minimis exceptions. All participating accounts will pay or receive the same price.

          Each Portfolio expects that it will continue to execute a portion of its transactions through brokers other than Neuberger & Berman. In selecting those brokers, N&B Management considers the quality and reliability of brokerage services, including execution capability, performance, and financial responsibility, and may consider research and other investment information provided by, and sale of Fund shares effected through, those brokers.

          A committee comprised of officers of N&B Management and principals of Neuberger & Berman who are portfolio managers of some of the Portfolios and Other N&B Funds (collectively, "N&B Funds") and some of Neuberger & Berman's managed accounts ("Managed Accounts") evaluates semi-annually the nature and quality of the brokerage and research services provided by other brokers. Based on this evaluation, the committee establishes a list and projected rankings of preferred brokers for use in determining the relative amounts of commissions to be allocated to those brokers. Ordinarily, the brokers on the list effect a large portion of the brokerage transactions for the N&B Funds and the Managed Accounts that are not effected by Neuberger & Berman. However, in any semi-annual period, brokers not on the list may be used, and the relative amounts of brokerage commissions paid to the brokers on the list may vary substantially from the projected rankings. These variations reflect the following factors, among others: (1) brokers not on the list or ranking below other brokers on the list may be selected for particular transactions because they provide better price and/or execution, which is the primary consideration in allocating brokerage; (2) adjustments may be required because of periodic changes in the execution capabilities of or research provided by particular brokers or in the execution or research needs of the N&B Funds and/or the Managed Accounts; and (3) the aggregate amount of brokerage commissions generated by transactions for the N&B Funds and the Managed Accounts may change substantially from one semi-annual period to the next.

          The commissions paid to a broker other than Neuberger & Berman may be higher than the amount another firm might charge if N&B Management determines in good faith that the amount of those commissions is reasonable in relation to the value of the brokerage and research services provided by the broker. N&B Management believes that those research services benefit the Portfolios by supplementing the information otherwise available to N&B Management. That research may be used by N&B Management in servicing Other N&B Funds and, in some cases, by Neuberger & Berman in servicing the Managed Accounts. On the other hand, research received by N&B Management from brokers effecting portfolio transactions on behalf of the Other N&B Funds and by Neuberger & Berman from brokers effecting portfolio transactions on behalf of the Managed Accounts may be used for the Portfolios' benefit.

          Kent C. Simons and Kevin L. Risen; Judith M. Vale and Robert W. D'Alelio; Jennifer K. Silver and Brooke A. Cobb; Michael M. Kassen and Robert I. Gendelman; and Janet W. Prindle, each of whom is a Vice President of N&B Management and a principal of Neuberger & Berman (except for Mr. D'Alelio and Mr. Cobb), are the persons primarily responsible for making decisions as to specific action to be taken with respect to the investment portfolios of Neuberger & Berman FOCUS and Neuberger & Berman GUARDIAN, Neuberger & Berman GENESIS, Neuberger & Berman MANHATTAN, Neuberger & Berman PARTNERS, and Neuberger & Berman SOCIALLY RESPONSIVE Portfolios, respectively. Each of them has full authority to take action with respect to portfolio transactions and may or may not consult with other personnel of N&B Management prior to taking such action. If Ms. Prindle is unavailable to perform her responsibilities, Robert Ladd and/or Ingrid Saukaitis, each of whom is an Assistant Vice President of N&B Management, will assume responsibility for the portfolio of Neuberger & Berman SOCIALLY RESPONSIVE Portfolio.

PORTFOLIO TURNOVER

          A Portfolio's portfolio turnover rate is calculated by dividing (1) the lesser of the cost of the securities purchased or the proceeds from the securities sold by the Portfolio during the fiscal year (other than securities, including options, whose maturity or expiration date at the time of acquisition was one year or less) by (2) the month-end average of the value of such securities owned by the Portfolio during the fiscal year.

                             REPORTS TO SHAREHOLDERS

          Shareholders of each Fund receive unaudited semi-annual financial statements, as well as year-end financial statements audited by the independent auditors or independent accountants for the Fund and its corresponding
Portfolio.   Each  Fund's   statements  show  the   investments   owned  by  its
corresponding Portfolio and the market values thereof and provide other information about the Fund and its operations, including the Fund's beneficial interest in its corresponding Portfolio.

                                  ORGANIZATION

          Prior to January 1, 1995, the names of Neuberger and Berman FOCUS Trust and Neuberger & Berman FOCUS Portfolio were Neuberger & Berman Selected Sectors Trust and Neuberger & Berman Selected Sectors Portfolio, respectively.


                          CUSTODIAN AND TRANSFER AGENT

          Each Fund and Portfolio has selected State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, MA 02110, as custodian for its securities and cash. State Street also serves as each Fund's transfer agent, administering purchases, redemptions, and transfers of Fund shares with respect to Institutions and the payment of dividends and other distributions to Institutions. All correspondence should be mailed to Neuberger & Berman Funds, Institutional Services, 605 Third Avenue, 2nd Floor, New York, NY 10158-0180. In addition, State Street serves as transfer agent for each Portfolio.


                        INDEPENDENT AUDITORS/ACCOUNTANTS

          Each Fund and Portfolio (other than Neuberger & Berman MANHATTAN Trust and Portfolio and Neuberger & Berman SOCIALLY RESPONSIVE Trust and Portfolio) has selected Ernst & Young LLP, 200 Clarendon Street, Boston, MA 02116, as the independent auditors who will audit its financial statements. Neuberger & Berman MANHATTAN Trust and Portfolio and Neuberger & Berman SOCIALLY RESPONSIVE Trust and Portfolio have selected Coopers & Lybrand L.L.P., One Post Office Square, Boston, MA 02109, as the independent accountants who will audit their financial statements.


                                  LEGAL COUNSEL

          Each Fund and Portfolio has selected Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., 2nd Floor, Washington, D.C. 20036-1800, as its legal counsel.


               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

          The following table sets forth the name, address, and percentage of ownership of each person who was known by each Fund to own beneficially or of record 5% or more of that Fund's outstanding shares at December 1, 1997:

--------------------------------------------------------------------------------

                                                              Percentage of
                                                               Ownership at
                      NAME AND ADDRESS                       DECEMBER 1, 1997
--------------------------------------------------------------------------------

Neuberger & Berman    MAC & Co.                                   39.50%
MANHATTAN Trust       A/C 195-643
                      AEOF 1956432
                      Mutual Fund Operations
                      P.O. Box 3198
                      Pittsburgh, PA 15230-3198

                      The Northern Trust Co., Trustee             38.25%
                      FBO Case Corporation
                      22-75833
                      P.O. Box 92956
                      Chicago, IL 60675-2956

                      Puig Perfumes                               5.27%
                      Salary Deferral Plan
                      9 Skyline Drive
                      Hawthorne, NY  10532-2100

Neuberger & Berman    Nationwide Life Insurance                   19.40%
PARTNERS Trust        QPVA
                      c/o IPO Portfolio Accounting
                      P.O. Box 182029
                      Columbus, OH 43218-2029

                      National Financial Services Corp.*          15.75%
                      P.O. Box 3908
                      Church Street Station
                      New York, NY 10008-3908

                      PRC Inc.
                      c/o T. Rowe Price Financial                 12.83%
                      Attn:  Asset Recon.
                      P.O. Box 17215
                      Baltimore, MD 21297-0354

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                              Percentage of
                                                               Ownership at
                      NAME AND ADDRESS                       DECEMBER 1, 1997
--------------------------------------------------------------------------------

                      Connecticut General Life
                      Insurance Company                           10.94%
                      350 Church St.
                      P.O. Box 2975 M-110
                      Hartford, CT  06103-1106

                      Northern Trust Co.,
                      Trustee                                     7.31%
                      FBO Phycor Savings Plan DV
                      P.O. Box 92956
                      Chicago, IL  60675-2956

                      Fidelity Investments Institutional
                      Oper. Co.                                   5.20%
                      Agent for certain benefit pln
                      100 Magellan Way
                      Mailzone KWIC
                      Covington, KY  41015-1987
--------------------------------------------------------------------------------

Neuberger & Berman    The Northern Trust Co., Trustee             13.37%
GUARDIAN Trust        Digital Equipment Corp.
                      DTD 1-3-95
                      P.O. Box 92956
                      Chicago, IL 60675-2956

                      MAC & Co.
                      A/C 195-643                                 11.14%
                      AEOF 1956432
                      P.O. Box 3198
                      Mutual Fund Operations
                      Pittsburgh, PA 15230-3198

                      National Financial Services Corp.*
                      P.O. Box 3908                               8.30%
                      Church Street Station
                      New York, NY 100008-3908

--------------------------------------------------------------------------------
                                                              Percentage of
                                                               Ownership at
                      NAME AND ADDRESS                       DECEMBER 1, 1997
--------------------------------------------------------------------------------

                      Fidelity Investments
                      Institutional Ops Co.
                      Agent for certain EE benefit plans          5.07%
                      Mailzone KWIC
                      Covington, KY 41015

Neuberger & Berman    National Financial Services                19.05%
FOCUS Trust           Corp.*
                      P.O. Box 3908
                      Church Street Station
                      New York, NY 10008-3908

                      American Express Trust Co.                 16.58%
                      Benefit of American Express
                      Trust Retirement Service Plans
                      1200 Northstar West
                      P.O. Box 534
                      Minneapolis, MN 55440-0534

                      Smith Barney Inc.
                      00109801250                                12.71%
                      388 Greenwich Street
                      New York, NY 10013-2375

                      Emjayco
                      Omnibus Account                            11.03%
                      P.O. Box 17909
                      Milwaukee, WI 53217-0909

                      Aetna Life Insurance & Annuity Co.
                      ACES - Separate Account F                  8.60%
                      15 Farmington Ave.
                      Hartford, CT 06156-0001

                      MAC & Co.
                      A/C 195-643
                      AEOF 1956432                               6.25%
                      P.O. Box 3198
                      Mutual Fund Operations
                      Pittsburgh, PA 15230-3198

--------------------------------------------------------------------------------
                                                              Percentage of
                                                               Ownership at
                      NAME AND ADDRESS                       DECEMBER 1, 1997
--------------------------------------------------------------------------------

Neuberger & Berman    National Financial Services Corp.*         27.34%
GENESIS Trust         P.O. Box 3908
                      Church Street Station
                      New York, NY 10008-3908

                      Profit Sharing Plan for Partners
                      & Principals of Price Waterhouse           19.40%
                      3109 W. Dr. Martin Luther King
                      Drive
                      Tampa, FL 33607

                      Merrill Lynch, Pierce, Fenner &
                      Smith, Inc.
                      Fund Administration                        12.43%
                      4800 Deer Lake Drive East, 3rd
                      Floor
                      Jacksonville, FL 32246-6484

                      Smith Barney, Inc.
                      00109801250
                      388 Greenwich Street                       11.37%
                      New York, NY 10013-2375

                      MAC & Co.
                      A/C 195-643
                      AEOF 1956432                               7.15%
                      P.O. Box 3198
                      Mutual Fund Operations
                      Pittsburgh, PA 15230-3198

Neuberger & Berman    ICMA Retirement Trust                      92.94%
SOCIALLY RESPONSIVE   777 N. Capitol St., N.E.
Trust                 Washington, D.C. 20002-4239


* National Financial Services Corp. holds these shares of record for the account of certain of its clients and has informed the Funds of its policy to maintain the confidentiality of holdings in its client accounts unless disclosure is expressly required by law.

                             REGISTRATION STATEMENT

     This SAI and the Prospectus do not contain all the information included in the Trusts' registration statements filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectus. The registration statements, including the exhibits filed therewith, may be examined at the SEC's offices in Washington, D.C.

     Statements contained in this SAI and in the Prospectus as to the contents of any contract or other document referred to are not necessarily complete. In each instance where reference is made to the copy of any contract or other document filed as an exhibit to a registration statement, each such statement is qualified in all respects by such reference.


                              FINANCIAL STATEMENTS

     The following financial statements and related documents are incorporated herein by reference from the Funds' Annual Report to shareholders for the fiscal year ended August 31, 1997:


     The audited financial statements of the Funds and Portfolios and notes thereto for the fiscal year ended August 31, 1997, and the reports of Ernst & Young LLP, independent auditors, with respect to such audited financial statements of Neuberger & Berman GENESIS Trust and Portfolio, Neuberger & Berman FOCUS Trust and Portfolio, Neuberger & Berman GUARDIAN Trust and Portfolio, and Neuberger & Berman PARTNERS Trust and Portfolio, and the report of Coopers & Lybrand L.L.P., independent accountants, with respect to such audited financial statements of Neuberger & Berman MANHATTAN Trust and Portfolio and Neuberger & Berman SOCIALLY RESPONSIVE Trust and Portfolio.

                                                                      Appendix A

              RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER

     S&P CORPORATE BOND RATINGS:

     AAA - Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

     AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

     A - Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

     BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

     BB, B, CCC, CC, C - Bonds rated BB, B, CCC, CC, and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

     CI - The rating CI is reserved for income bonds on which no interest is being paid.

     D - Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

     PLUS (+) OR MINUS (-) - The ratings above may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

     MOODY'S CORPORATE BOND RATINGS:

     Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin, and principal is secure. Although the various protective elements are likely to change, the changes that can be visualized are most unlikely to impair the fundamentally strong position of the issuer.

     Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as "high-grade bonds." They are rated lower than the best bonds because margins of protection may not be as large as in Aaa-rated securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa-rated securities.

     A - Bonds rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

     Baa - Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Ba - Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     Ca - Bonds rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C - Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

MODIFIERS--Moody's may apply numerical modifiers 1, 2, and 3 in each generic rating classification described above. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating.


     S&P COMMERCIAL PAPER RATINGS:

     A-1 - This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+).

     MOODY'S COMMERCIAL PAPER RATINGS

     Issuers rated PRIME-1 (or related supporting institutions), also known as P-1, have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics:

     -    Leading market positions in well-established industries.

     -    High rates of return on funds employed.

     - Conservative capitalization structures with moderate reliance on debt and ample asset protection.

     - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

     - Well-established access to a range of financial markets and assured sources of alternate liquidity.

            Neuberger&Berman
GUARDIAN TRUST(SM)

-------------------------------
            A No-Load Equity Fund
--------------------------------------------------------------------------------

    Neuberger&Berman GUARDIAN TRUST (the "Fund") is a growth and income fund that emphasizes investments in stocks of established, high-quality companies considered by the portfolio managers to be undervalued in comparison to stocks of similar companies.


    YOU CAN BUY, OWN, AND SELL FUND SHARES ONLY THROUGH AN ACCOUNT WITH AN ADMINISTRATOR, BROKER-DEALER, OR OTHER INSTITUTION THAT PROVIDES ACCOUNTING, RECORDKEEPING, AND OTHER SERVICES TO INVESTORS AND THAT HAS AN ADMINISTRATIVE SERVICES AGREEMENT WITH NEUBERGER&BERMAN MANAGEMENT INCORPORATED (EACH AN "INSTITUTION").

--------------------------------------------------------------------------------

    The Fund, which is a series of Neuberger&Berman Equity Trust (the "Trust"), invests all of its net investable assets in Neuberger&Berman Guardian Portfolio (the "Portfolio") of Equity Managers Trust ("Managers Trust"), an open-end management investment company managed by Neuberger&Berman Management Incorporated ("N&B Management"). The Portfolio invests in securities in accordance with an investment objective, policies, and limitations identical to those of the Fund. The investment performance of the Fund directly corresponds with the investment performance of the Portfolio. This "master/feeder fund" structure is different from that of many other investment companies which directly acquire and manage their own portfolios of securities. For more information on this structure that you should consider, see "Summary" on page 3, and "Information Regarding Organization, Capitalization, and Other Matters" on page 21.


    Please read this Prospectus before investing in the Fund and keep it for future reference. It contains information about the Fund that a prospective investor should know before investing. A Statement of Additional Information ("SAI") about the Fund and Portfolio, dated December 15, 1997, is on file with the Securities and Exchange Commission ("SEC"). The SAI is incorporated herein by reference (so it is legally considered a part of this Prospectus). You can obtain a free copy of the SAI by calling N&B Management at 800-877-9700.



                      PROSPECTUS DATED DECEMBER 15, 1997.


    MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK OR OTHER DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.


    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS


     SUMMARY                     3
The Fund and Portfolio; Risk
 Factors                         3
Management                       4
The Neuberger&Berman
 Investment Approach             4
     EXPENSE INFORMATION         5
Shareholder Transaction
 Expenses                        5
Annual Fund Operating
 Expenses                        5
Example                          6
     FINANCIAL HIGHLIGHTS        7
Selected Per Share Data and
 Ratios                          7
     INVESTMENT PROGRAM         10
Short-Term Trading;
 Portfolio Turnover             10
Borrowings                      10
Other Investments               11
     PERFORMANCE INFORMATION    12
Total Return Information        12
    HOW TO BUY SHARES           13
    HOW TO SELL SHARES          14
    SHARE PRICES AND NET
    ASSET VALUE                 15
    DIVIDENDS, OTHER
    DISTRIBUTIONS, AND TAXES    16
Distribution Options            16
Taxes                           16
    MANAGEMENT AND
    ADMINISTRATION              18
Trustees and Officers           18
Investment Manager, Administrator,
 Distributor, and
 Sub-Adviser                    18
Expenses                        19
Transfer Agent                  20
    INFORMATION REGARDING
    ORGANIZATION,
    CAPITALIZATION, AND
    OTHER MATTERS               21
The Fund                        21
The Portfolio                   22
    DESCRIPTION OF
    INVESTMENTS                 24
     DIRECTORY                  27

SUMMARY

--------------------------------------------------
            The Fund and Portfolio; Risk Factors
--------------------------------------------------------------------------------
    The Fund is a series of the Trust and invests in the Portfolio which, in turn, invests in securities in accordance with an investment objective, policies, and limitations that are identical to those of the Fund. This is sometimes called a master/feeder fund structure, because the Fund "feeds" shareholders' investments into the Portfolio, a "master" fund. The structure looks like this:


                                  SHAREHOLDERS

                                            BUY SHARES IN

                                 [ARROW DOWN]

                                      FUND

                                            INVESTS IN

                                 [ARROW DOWN]

                                   PORTFOLIO

                                            INVESTS IN

                                 [ARROW DOWN]

                           STOCKS & OTHER SECURITIES



    The trustees who oversee the Fund believe that this structure may benefit shareholders; investment in the Portfolio by investors in addition to the Fund may enable the Portfolio to achieve economies of scale that could reduce expenses. For more information about the organization of the Fund and the Portfolio, including certain features of the master/feeder fund structure, see "Information Regarding Organization, Capitalization, and Other Matters" on page
21. An investment in the Fund involves certain risks, depending upon the types of investments made by the Portfolio. For more details about the Portfolio, its investments and their risks, see "Investment Program" on page 10 and "Description of Investments" on page 24.

    Here is a summary highlighting features of the Fund and the Portfolio. Of course, there can be no assurance that the Fund will meet its investment objective.


NEUBERGER&BERMAN  INVESTMENT                 PORTFOLIO
EQUITY TRUST      STYLE                      CHARACTERISTICS
----------------------------------------------------------------------
GUARDIAN TRUST    Broadly diversified,       A growth and income fund
                  large-cap value fund.      that invests primarily in
                                             stocks of established,
                                             high-quality companies
                                             that are not well
                                             followed on Wall Street
                                             or are temporarily out of
                                             favor.


-------------------
            Management
--------------------------------------------------------------------------------

    N&B Management, with the assistance of Neuberger&Berman, LLC ("Neuberger&Berman") as sub-adviser, selects investments for the Portfolio. N&B Management also provides administrative services to the Portfolio and the Fund and acts as distributor of Fund shares. See "Management and Administration" on page 18. If you want to know how to buy and sell shares of the Fund, see "How to Buy Shares" on page 13 and "How to Sell Shares" on page 14, and the policies of the Institution through which you are purchasing shares.


--------------------------------------------------------------
            The Neuberger&Berman Investment Approach
--------------------------------------------------------------------------------

    In general, the Portfolio adheres to a value-oriented investment approach. A value-oriented portfolio manager buys stocks that are selling for a price that is lower than what the manager believes they are worth. These include stocks that are currently under-researched or are temporarily out of favor on Wall Street.

    Portfolio managers identify value stocks in several ways. One of the most common identifiers is a low price-to-earnings ratio -- that is, stocks selling at multiples of earnings per share that are lower than that of the market as a whole. Other criteria are high dividend yield, a strong balance sheet and financial position, a recent company restructuring with the potential to realize hidden values, strong management, and low price-to-book value (net value of the company's assets).


    A value-oriented manager believes that, over time, securities that are undervalued are more likely to appreciate in price and be subject to less risk of price decline than securities whose market prices have already reached their perceived economic values. This approach also contemplates selling portfolio securities when they are considered to have reached their potential.

EXPENSE INFORMATION

    This section gives you certain information about the expenses of the Fund and the Portfolio. See "Performance Information" for important facts about the investment performance of the Fund, after taking expenses into account.

------------------------------------------------
            Shareholder Transaction Expenses
--------------------------------------------------------------------------------
    As shown by this table, the Fund imposes no transaction charges when you buy or sell Fund shares.

    Sales Charge Imposed on Purchases                    NONE
    Sales Charge Imposed on Reinvested Dividends         NONE
    Deferred Sales Charges                               NONE
    Redemption Fees                                      NONE
    Exchange Fees                                        NONE


----------------------------------------------------
           Annual Fund Operating Expenses
            (as a percentage of average daily net assets)
--------------------------------------------------------------------------------


    The following table shows annual operating expenses for the Fund which are paid out of the assets of the Fund and which include the Fund's pro rata portion of the operating expenses of the Portfolio ("Total Operating Expenses"). "Total Operating Expenses" exclude interest, taxes, brokerage commissions, and extraordinary expenses.


    The Fund pays N&B Management an administration fee based on the Fund's average daily net assets. The Portfolio pays N&B Management a management fee based on the Portfolio's average daily net assets; a pro rata portion of this fee is borne indirectly by the Fund. "Management and Administration Fees" in the following table are based upon administration fees incurred by the Fund and management fees incurred by the Portfolio during the past fiscal year. For more information, see "Management and Administration" and the SAI.


    The Fund and the Portfolio incur other expenses for things such as accounting and legal fees, transfer agency fees, custodial fees, printing and furnishing shareholder statements and Fund reports and compensating trustees who are not affiliated with N&B Management ("Other Expenses"). Other Expenses are based on the Fund's and Portfolio's expenses for the past fiscal year. All expenses are factored into the Fund's share prices and dividends and are not charged directly to Fund shareholders.



      NEUBERGER&BERMAN          MANAGEMENT AND      12B-1     OTHER     TOTAL OPERATING
        EQUITY TRUST          ADMINISTRATION FEES    FEES    EXPENSES      EXPENSES
---------------------------------------------------------------------------------------
GUARDIAN TRUST                       0.84%           None      0.04%         0.88%



    For more information, see "Expenses" on page 19.

-------------
            Example
--------------------------------------------------------------------------------

    To illustrate the effect of Total Operating Expenses, let's assume that the Fund's annual return is 5% and that it had Total Operating Expenses described in the table above. For every $1,000 you invested in the Fund, you would have paid the following amounts of total expenses if you closed your account at the end of each of the following time periods:



            NEUBERGER&BERMAN
              EQUITY TRUST                1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------------------------
GUARDIAN TRUST                              $ 9        $ 28        $ 49        $ 108


    The assumption in this example of a 5% annual return is required by regulations of the SEC applicable to all mutual funds. THE INFORMATION IN THE PREVIOUS TABLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RATES OF RETURN; ACTUAL EXPENSES OR RETURNS MAY BE GREATER OR LESS THAN THOSE SHOWN, AND MAY CHANGE IF EXPENSE REIMBURSEMENTS CHANGE.

FINANCIAL HIGHLIGHTS

--------------------------------------------------
            Selected Per Share Data and Ratios
--------------------------------------------------------------------------------

    The financial information in the following table is for the Fund as of August 31, 1997 and prior periods. This information has been audited by the Fund's independent auditors. You may obtain, at no cost, further information about the performance of the Fund in its annual report to shareholders. The auditors' report is incorporated in the SAI by reference to the annual report. Please call 800-877-9700 for a free copy of the annual report and for up-to-date information. Also, see "Performance Information."

FINANCIAL HIGHLIGHTS
Neuberger&Berman

---------------------
            Guardian Trust
--------------------------------------------------------------------------------

    The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. The per share amounts and ratios which are shown reflect income and expenses, including the Fund's proportionate share of its Portfolio's income and expenses. It should be read in conjunction with its Portfolio's Financial Statements and notes thereto.



                                                                                                                    Period from
                                                                                                                     August 3,
                                                                                                                      1993(1)
                                                                         Year Ended August 31,                     to August 31,
                                                            1997           1996          1995          1994            1993
------------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year                        $  14.24       $  13.83       $ 11.27       $ 10.27         $ 10.00
                                                          --------------------------------------------------------------------------
Income From Investment Operations
  Net Investment Income                                        .08            .16           .13           .09              --
  Net Gains or Losses on Securities (both realized
    and unrealized)                                           5.48            .55          2.55           .99             .27
                                                          --------------------------------------------------------------------------
      Total From Investment Operations                        5.56            .71          2.68          1.08             .27
                                                          --------------------------------------------------------------------------
Less Distributions
  Dividends (from net investment income)                      (.10)          (.14)         (.12)         (.07)             --
  Distributions (from net capital gains)                      (.23)          (.16)           --          (.01)             --
                                                          --------------------------------------------------------------------------
      Total Distributions                                     (.33)          (.30)         (.12)         (.08)             --
                                                          --------------------------------------------------------------------------
Net Asset Value, End of Year                              $  19.47       $  14.24       $ 13.83       $ 11.27         $ 10.27
                                                          --------------------------------------------------------------------------
Total Return(2)                                             +39.56%         +5.19%       +24.01%       +10.57%          +2.70%(3)
                                                          --------------------------------------------------------------------------
Ratios/Supplemental Data
  Net Assets, End of Year (in millions)                   $2,269.8       $1,340.1       $ 683.1       $  75.8         $    --
                                                          --------------------------------------------------------------------------
  Ratio of Gross Expenses to Average Net Assets(4)             .88%           .92%           --            --              --
                                                          --------------------------------------------------------------------------
  Ratio of Net Expenses to Average Net Assets                  .88%           .92%(5)       .90%(5)       .80%(5)         .81%(5)(6)
                                                          --------------------------------------------------------------------------
  Ratio of Net Investment Income to Average Net
    Assets                                                     .47%          1.26%(5)      1.35%(5)      1.50%(5)        1.00%(5)(6)
                                                          --------------------------------------------------------------------------


See Notes to Financial Highlights

NOTES TO FINANCIAL HIGHLIGHTS

1)The date investment operations commenced.


2)Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period, and assumes dividends and other distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. Had N&B Management not reimbursed certain expenses of the Fund, total return would have been lower.



3)Not annualized.



4)For fiscal periods ending after September 1, 1995, the Fund is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements. These ratios reflect the reimbursement of certain expenses.



5)After reimbursement of expenses by N&B Management. Had N&B Management not undertaken such action, the annualized ratios of net expenses and net investment income (loss) to average daily net assets would have been:



                                                                            Period from
                                                                           August 3, 1993
                                           Year Ended August 31,           to August 31,
                                       1996        1995        1994             1993
---------------------------------------------------------------------------------------
Net Expenses                            .92%        .96%       1.52%            2.50%
                                       ------------------------------------------------
Net Investment Income (Loss)           1.26%       1.29%        .78%            (.69%)
                                       ------------------------------------------------



6)Annualized.



7)Because the Fund invests only in the Portfolio and the Portfolio (rather than the Fund) engages in securities transactions, the Fund does not calculate a portfolio turnover rate or pay any brokerage commissions. The portfolio turnover rates for the Portfolio for the period from August 2, 1993 to August 31, 1993 and the years ended August 31, 1994, 1995, 1996, and 1997 were 3%,
  24%, 26%, 37%, and 50%, respectively. The average commission rates paid by the Portfolio for the years ended August 31, 1996 and 1997 were $0.0580 and $0.0538, respectively.

INVESTMENT PROGRAM


    The investment policies and limitations of the Fund are identical to those of the Portfolio. The Fund invests only in the Portfolio. Therefore, the following shows you the kinds of securities in which the Portfolio invests. For an explanation of some types of investments, see "Description of Investments" on page 24.

    Investment policies and limitations of the Fund and Portfolio are not fundamental unless otherwise specified in this Prospectus or the SAI. Fundamental policies may not be changed without shareholder approval. A non-fundamental policy or limitation may be changed by the trustees of the Trust or of Managers Trust without shareholder approval.
    Additional investment techniques, features, and limitations concerning the Portfolio's investment program are described in the SAI.
    The investment objective of the Fund and Portfolio is to seek capital appreciation and, secondarily, current income. This investment objective is not fundamental. There can be no assurance that the Fund or Portfolio will achieve its objective. The Fund, by itself, does not represent a comprehensive investment program.
    The Portfolio invests primarily in common stocks of long-established, high-quality companies. The Portfolio uses the value-oriented investment approach in selecting securities. Thus, N&B Management looks for such factors as low price-to-earnings ratios, strong balance sheets, solid managements, and consistent earnings.

    Neuberger&Berman GUARDIAN Fund, a mutual fund that is a series of Neuberger&Berman Equity Funds ("N&B Equity Funds") and is administered by N&B Management, also invests all of its net investable assets in the Portfolio ("Sister Fund"). The Sister Fund has paid its shareholders an income dividend every quarter and a capital gain distribution every year since the Sister Fund's inception in 1950; the Fund has done so since December 1993. Of course, this past record does not necessarily predict the Fund's future practices.



-----------------------------------------------------
            Short-Term Trading; Portfolio Turnover
--------------------------------------------------------------------------------


    Although the Portfolio does not purchase securities with the intention of profiting from short-term trading, the Portfolio may sell portfolio securities when N&B Management believes that such action is advisable. See "Notes to Financial Highlights" for more information about the portfolio turnover rate of the Portfolio.


-----------------
            Borrowings
--------------------------------------------------------------------------------
    The Portfolio has a fundamental policy that it may not borrow money, except that it may (1) borrow money from banks for temporary or emergency purposes and not for leveraging or investment and (2) enter into reverse repurchase agreements for any purpose, so long as the aggregate amount of borrowings and reverse repurchase agreements does not exceed one-third of the Portfolio's total assets (including the amount borrowed) less liabilities (other than borrowings). The Portfolio does not expect to borrow money or to enter into reverse repurchase agreements. As a non-fundamental policy, the Portfolio may not purchase portfolio securities if its outstanding borrowings, including reverse repurchase agreements, exceed 5% of its total assets.

--------------------------
            Other Investments
--------------------------------------------------------------------------------
    For temporary defensive purposes, the Portfolio may invest up to 100% of its total assets in cash and cash equivalents, U.S. Government and Agency Securities, commercial paper and certain other money market instruments, as well as repurchase agreements collateralized by the foregoing.

PERFORMANCE INFORMATION

    The performance of the Fund is commonly measured as TOTAL RETURN. TOTAL RETURN is the change in value of an investment in a fund over a particular period, assuming that all distributions have been reinvested. Thus, total return reflects dividends, other distributions, and variations in share prices from the beginning to the end of a period.

    An average annual total return is a hypothetical rate of return that, if achieved annually, would result in the same cumulative total return as was actually achieved for the period. This evens out year-to-year variations in actual performance. Past results do not, of course, guarantee future performance. Share prices may vary, and your shares when redeemed may be worth more or less than your original purchase price.


    The Fund commenced operations in August 1993, and its first fiscal year ended August 31, 1993. The following table shows the average annual total returns of the Fund for the 1-year, 5-year, 10-year and since inception periods ended August 31, 1997. Returns for periods prior to the Fund's commencement of operations represent the performance of the Sister Fund. The table also shows a comparison with the S&P "500" Index. The S&P "500" Index is the Standard & Poor's 500 Composite Stock Price Index, an unmanaged index generally considered to be representative of overall stock market activity. Please note that an index does not take into account any fees or expenses of investing in the individual securities that it tracks. Further information regarding the Fund's performance is presented in its annual report to shareholders, which is available without charge by calling 800-877-9700.


                    AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS

                             ENDED AUGUST 31, 1997



NEUBERGER&BERMAN                                           SINCE       INCEPTION
  EQUITY TRUST       1 YEAR     5 YEARS     10 YEARS     INCEPTION        DATE
--------------------------------------------------------------------------------
GUARDIAN TRUST       +39.56%    +19.85%      +14.42%       +13.42%       6/1/50
S&P "500"            +40.73     +19.78       +13.85        +12.84*        N/A



* From the Sister Fund's inception date.



    Had N&B Management not reimbursed certain expenses, the total returns of the Fund would have been lower. The total returns for periods prior to the Fund's commencement of operations would have been lower had they reflected the higher fees of the Fund, as compared to those of the Sister Fund.


    The following table lets you take a closer look at how the Fund and its Sister Fund performed year by year, in terms of an annual per share total return for each of the last ten calendar years (ending December 31). Please note that the previous chart reflects information for periods ended on the Fund's last fiscal year-end (that is, as of August 31, 1997).



               TOTAL RETURNS FOR CALENDAR YEARS ENDED DECEMBER 31



   NEUBERGER&BERMAN
     EQUITY TRUST       1987       1988       1989      1990       1991       1992       1993      1994       1995       1996
--------------------------------------------------------------------------------------------------------------------------------
GUARDIAN TRUST           -1.0%     +28.0%     +21.5%     -4.7%     +34.3%     +19.0%     +13.5%     +1.5%     +32.0%     +17.7%
S&P "500" INDEX          +5.2      +16.5      +31.6      -3.1      +30.3       +7.6      +10.0      +1.4      +37.5      +22.9


    TOTAL RETURN INFORMATION. You can obtain current performance information about the Fund by calling N&B Management at 800-877-9700.

HOW TO BUY SHARES


    YOU CAN BUY AND OWN FUND SHARES ONLY THROUGH AN ACCOUNT WITH AN INSTITUTION. N&B Management and the Fund do not recommend, endorse, or receive payments from any Institution. N&B Management compensates Institutions for services they provide under an administrative services agreement. N&B Management does not provide investment advice to any Institution or its clients or make decisions regarding their investments.


    Each Institution will establish its own procedures for the purchase of Fund shares, including minimum initial and additional investments for shares of the Fund and the acceptable methods of payment for shares. Shares are purchased at the next price calculated on a day the New York Stock Exchange ("NYSE") is open, after a purchase order is received and accepted by an Institution. Investors should consult their Institution to determine the time by which it must receive an order so that Fund shares can be purchased at that day's price. Prices for Fund shares are calculated as of the close of regular trading on the NYSE, usually 4 p.m. Eastern time. An Institution may be closed on days when the NYSE is open. As a result, prices for Fund shares may be significantly affected on days when an investor has no access to that Institution to buy shares.


--------------------------
            Other Information
--------------------------------------------------------------------------------


    ----- An Institution must pay for shares it purchases on its clients' behalf in U.S. dollars.


    ----- The Fund has the right to suspend the offering of its shares for a period of time. The Fund also has the right to accept or reject a purchase order in its sole discretion.


    ----- The Fund does not issue certificates for shares.


    ----- Some Institutions may charge their clients a fee in connection with purchases of shares of the Fund.

HOW TO SELL SHARES


    You can sell (redeem) all or some of your Fund shares only through an account with an Institution. Each Institution will establish its own procedures for the sale of Fund shares and the payment of redemption proceeds. Shares are sold at the next price calculated on a day the NYSE is open, after a sales order is received and accepted by an Institution. Investors should consult their Institution to determine the time by which it must receive an order so that Fund shares can be sold at that day's price. Prices for Fund shares are calculated as of the close of regular trading on the NYSE, usually 4 p.m. Eastern time. An Institution may be closed on days when the NYSE is open. As a result, prices for Fund shares may be significantly affected on days when an investor has no access to that Institution to sell shares.


--------------------------
            Other Information
--------------------------------------------------------------------------------


    ----- Redemption proceeds will be paid to Institutions as agreed with N&B
          Management, but in any case within three business days (under unusual circumstances the Fund may take longer, as permitted by law). An Institution may not follow the same procedures for payment of redemption proceeds to its clients.



    ----- The Fund may suspend redemptions or postpone payments on days when the NYSE is closed, when trading on the NYSE is restricted, or as permitted by the SEC.


    ----- Some Institutions may charge their clients a fee in connection with redemptions of shares of the Fund.

SHARE PRICES AND NET ASSET VALUE

    The Fund's shares are bought or sold at a price that is the Fund's net asset value ("NAV") per share. The NAVs for the Fund and the Portfolio are calculated by subtracting liabilities from total assets (in the case of the Portfolio, the market value of the securities the Portfolio holds plus cash and other assets; in the case of the Fund, its percentage interest in the Portfolio, multiplied by the Portfolio's NAV, plus any other assets). The Fund's per share NAV is calculated by dividing its NAV by the number of Fund shares outstanding and rounding the result to the nearest full cent. The Fund and the Portfolio calculate their NAVs as of the close of regular trading on the NYSE, usually 4 p.m. Eastern time, on each day the NYSE is open.

    The Portfolio values securities (including options) listed on the NYSE, the American Stock Exchange, or other national securities exchanges or quoted on Nasdaq, and other securities for which market quotations are readily available, at the last sale price on the day the securities are being valued. If there is no reported sale of such a security on that day, the security is valued at the mean between its closing bid and asked prices on that day. The Portfolio values all other securities and assets, including restricted securities, by a method that the trustees of Managers Trust believe accurately reflects fair value.


    If N&B Management believes that the price of a security obtained under the Portfolio's valuation procedures (as described above) does not represent the amount that the Portfolio reasonably expects to receive on a current sale of the security, the Portfolio will value the security based on a method that the trustees of Managers Trust believe accurately reflects fair value.

DIVIDENDS, OTHER DISTRIBUTIONS,

AND TAXES


    The Fund distributes substantially all of its share of any net investment income (net of the Fund's expenses) earned by the Portfolio near the end of each calendar quarter. The Fund distributes substantially all of its share of the Portfolio's net capital gains from investment transactions and net gains from foreign currency transactions, if any, normally in December.


-----------------------------
            Distribution Options
--------------------------------------------------------------------------------

    REINVESTMENT IN SHARES. All dividends and other distributions paid on shares of the Fund are automatically reinvested in additional shares of the Fund, unless an Institution elects to receive them in cash. Dividends and other distributions are reinvested at the Fund's per share NAV, usually as of the date the dividend or other distribution is payable.

    DISTRIBUTIONS IN CASH. An Institution may elect to receive dividends in cash, with other distributions being reinvested in additional Fund shares, or to receive all dividends and other distributions in cash.

----------
            Taxes
--------------------------------------------------------------------------------

    An investment has certain tax consequences, depending on the type of account through which the investment is made. FOR AN ACCOUNT UNDER A QUALIFIED RETIREMENT PLAN OR AN INDIVIDUAL RETIREMENT ACCOUNT, TAXES ARE DEFERRED.



    TAXES ON DISTRIBUTIONS. Distributions are subject to federal income tax and generally also are subject to state and local income taxes. Distributions are taxable when they are paid, whether in cash or by reinvestment in additional Fund shares, except that distributions declared in December to shareholders of record on a date in that month and paid in the following January are taxable as if they were paid on December 31 of the year in which the distributions were declared. Investors who buy Fund shares just before the Fund deducts a dividend or other distribution from its NAV will pay the full price for the shares and then receive a portion of the price back in the form of a taxable distribution. Investors who are considering the purchase of Fund shares near the end of a calendar quarter should take this into account.



    For federal income tax purposes, dividends and distributions of net short-term capital gain and net gains from certain foreign currency transactions are taxed as ordinary income. Distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), when designated as such, are generally taxed as long-term capital gain, no matter how long an investor has owned Fund shares. Distributions of net capital gain may include gains from the sale of portfolio securities that appreciated in value before an investor bought Fund shares. Under the

Taxpayer Relief Act of 1997, different maximum tax rates apply to the Fund's distributions of net capital gain depending on the Portfolio's holding period.



    Every January, the Fund will send each Institution that is a shareholder therein a statement showing the amount of distributions paid in cash or reinvested in Fund shares for the previous year. Each Institution will also receive information showing (1) the portion, if any, of those distributions that generally is not subject to state and local income taxes in certain states and
(2) capital gain distributions broken down in a manner that will enable investors or their tax advisers to determine the appropriate rate of capital gains tax on such distributions.



    TAXES ON REDEMPTIONS. Capital gains realized on redemptions of Fund shares are subject to tax. A capital gain or loss generally is the difference between the amount paid for shares (including the amount of any dividends and other distributions that were reinvested) and the amount received when shares are sold. Capital gain on shares held for more than one year will be long-term capital gain, in which event it will be subject to federal income tax at the capital gains rate applicable to an investor's holding period and tax bracket.


    When an Institution sells Fund shares, it will receive a confirmation statement showing the number of shares sold and the price.



    OTHER. Every January, Institutions will receive a consolidated transaction statement for the previous year. Each Institution is required annually to send each investor in its account a statement showing the investor's distribution and transaction information for the previous year.


    The Fund intends to continue to qualify for treatment as a regulated investment company for federal income tax purposes so that it will not have to pay federal income tax on that part of its taxable income and realized gains that it distributes to its shareholders.


    The foregoing is only a summary of some of the important income tax considerations affecting each Fund and its shareholders. See the SAI for additional tax information. There may be other federal, state, local, or foreign tax considerations applicable to a particular investor. Therefore, investors should consult their tax advisers.

MANAGEMENT AND ADMINISTRATION

-------------------------------
            Trustees and Officers
--------------------------------------------------------------------------------

    The trustees of the Trust and the trustees of Managers Trust, who are currently the same individuals, have oversight responsibility for the operations of the Fund and Portfolio, respectively. The SAI contains general background information about each trustee and officer of the Trust and of Managers Trust. The trustees and officers of the Trust and of Managers Trust who are officers and/or directors of N&B Management and/or principals of Neuberger&Berman serve without compensation from the Fund or the Portfolio.


--------------------------------------------------
            Investment Manager, Administrator,
            Distributor, and Sub-Adviser
--------------------------------------------------------------------------------

    N&B Management serves as the investment manager of the Portfolio, as administrator of the Fund, and as distributor of the shares of the Fund. N&B Management and its predecessor firms have specialized in the management of no-load mutual funds since 1950. In addition to serving the Portfolio, N&B Management currently serves as investment manager of other mutual funds. Neuberger&Berman acts as sub-adviser for the Portfolio and other mutual funds managed by N&B Management. The mutual funds managed by N&B Management and Neuberger&Berman had aggregate net assets of approximately $21.2 billion as of September 30, 1997.


    As sub-adviser, Neuberger&Berman furnishes N&B Management with investment recommendations and research without added cost to the Portfolio. N&B Management compensates Neuberger&Berman for its costs in connection with those services. Neuberger&Berman is a member firm of the NYSE and other principal exchanges and acts as the Portfolio's principal broker in the purchase and sale of its securities. Neuberger&Berman and its affiliates, including N&B Management, manage securities accounts that had approximately $54.1 billion of assets as of September 30, 1997. All of the voting stock of N&B Management is owned by individuals who are principals of Neuberger&Berman.


    Kent C. Simons and Kevin L. Risen are primarily responsible for the day-to-day management of the Portfolio. Mr. Simons and Mr. Risen are Vice Presidents of N&B Management and principals of Neuberger&Berman. Mr. Simons has had responsibility for the Portfolio since 1981. Mr. Risen has had responsibility for the Portfolio since 1996, and during the year prior thereto, he was a portfolio manager for Neuberger&Berman. He was a research analyst at Neuberger&Berman from 1992 to 1995.

    Neuberger&Berman acts as the principal broker for the Portfolio in the purchase and sale of portfolio securities and in the sale of covered call options, and for those services receives brokerage commissions. In effecting securities transactions, the Portfolio seeks to obtain the best price and execution of orders. For more information, see the SAI.
    The principals and employees of Neuberger&Berman and officers and employees of N&B Management, together with their families, have invested over $100 million of their own money in Neuberger&Berman Funds(R).

    To mitigate the possibility that the Portfolio will be adversely affected by employees' personal trading, the Trust, Managers Trust, N&B Management and Neuberger&Berman have adopted policies that restrict securities trading in the personal accounts of the portfolio managers and others who normally come into possession of information on portfolio transactions.


---------------
            Expenses
--------------------------------------------------------------------------------

    N&B Management provides investment management services to the Portfolio that include, among other things, making and implementing investment decisions and providing facilities and personnel necessary to operate the Portfolio. For investment management services, the Portfolio pays N&B Management a fee at the annual rate of 0.55% of the first $250 million of the Portfolio's average daily net assets, 0.525% of the next $250 million, 0.50% of the next $250 million, 0.475% of the next $250 million, 0.45% of the next $500 million, and 0.425% of average daily net assets in excess of $1.5 billion.


    N&B Management provides administrative services to the Fund that include furnishing facilities and personnel for the Fund and performing accounting, recordkeeping, and other services. For such administrative services, the Fund pays N&B Management a fee at the annual rate of 0.40% of the Fund's average daily net assets. With the Fund's consent, N&B Management may subcontract to Institutions some of its responsibilities to the Fund under the administration agreement and may compensate each Institution that provides such services at an annual rate of up to 0.25% of the average net asset value of Fund shares held through that Institution.



    The Fund bears all expenses of its operations other than those borne by N&B Management as administrator of the Fund and as distributor of its shares. The Portfolio bears all expenses of its operations other than those borne by N&B Management as investment manager of the Portfolio. These expenses include the "Other Expenses" described on page 5. See "Expense Information -- Annual Fund Operating Expenses" for information about how these fees and expenses may affect the value of your investment.


    During its 1997 fiscal year, the Fund accrued administration fees and a pro rata portion of the Portfolio's management fees, as a percentage of the Fund's average daily net assets, of 0.84%.

    During its 1997 fiscal year, the Fund bore aggregate expenses as a percentage of its average daily net assets of 0.88% per annum.


    N&B Management has voluntarily undertaken to reimburse the Fund for its Total Operating Expenses so that the Fund's expense ratio per annum will not exceed the expense ratio per annum of its Sister Fund by more than 0.10% of the Fund's average daily net assets. The Fund's per annum "expense ratio" is the sum of the Fund's Total Operating Expenses, divided by the Fund's average daily net assets for the year. N&B Management may terminate this undertaking to the Fund by giving at least 60 days' prior written notice to the Fund. The effect of reimbursement by N&B Management is to reduce the Fund's expenses and thereby increase its total return.


---------------------
            Transfer Agent
--------------------------------------------------------------------------------

    The Fund's transfer agent is State Street Bank and Trust Company ("State Street"). State Street administers purchases, redemptions, and transfers of Fund shares with respect to Institutions and the payment of dividends and other distributions to Institutions. All correspondence should be addressed to Neuberger&Berman Funds, Institutional Services, 605 Third Avenue, 2nd Floor, New York, NY 10158-0180.

INFORMATION REGARDING ORGANIZATION,


CAPITALIZATION, AND OTHER MATTERS

--------------
            The Fund
--------------------------------------------------------------------------------

    The Fund is a separate operating series of the Trust, a Delaware business trust organized pursuant to a Trust Instrument dated as of May 6, 1993. The Trust is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, open-end management investment company, commonly known as a mutual fund. The Trust has seven separate series. The Fund invests all of its net investable assets in the Portfolio, receiving a beneficial interest in the Portfolio. The trustees of the Trust may establish additional series or classes of shares without the approval of shareholders. The assets of a series belong only to that series, and the liabilities of a series are borne solely by that series and no other.


    DESCRIPTION OF SHARES. The Fund is authorized to issue an unlimited number of shares of beneficial interest (par value $0.001 per share). Shares of the Fund represent equal proportionate interests in the assets of the Fund only and have identical voting, dividend, redemption, liquidation, and other rights. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other rights to subscribe to any additional shares.

    SHAREHOLDER MEETINGS. The trustees of the Trust do not intend to hold annual meetings of shareholders of the Fund. The trustees will call special meetings of shareholders of the Fund only if required under the 1940 Act or in their discretion or upon the written request of holders of 10% or more of the outstanding shares of the Fund entitled to vote.

    CERTAIN PROVISIONS OF TRUST INSTRUMENT. Under Delaware law, the shareholders of the Fund will not be personally liable for the obligations of the Fund; a shareholder is entitled to the same limitation of personal liability extended to shareholders of a corporation. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or the Fund contain a statement that such obligation may be enforced only against the assets of the Trust or Fund and provides for indemnification out of Trust or Fund property of any shareholder nevertheless held personally liable for Trust or Fund obligations, respectively.


    OTHER. Because Fund shares can be bought, owned and sold only through an account with an Institution, a client of an Institution may be unable to purchase additional shares and/or may be required to redeem shares (and possibly incur a tax liability) if the client no longer has a relationship with the Institution or if the Institution no longer has a contract with N&B Management to perform services. Depending on the policies of the Institutions involved, an investor may be able to transfer an account from one Institution to another.

-------------------
            The Portfolio
--------------------------------------------------------------------------------
    The Portfolio is a separate operating series of Managers Trust, a New York common law trust organized as of December 1, 1992. Managers Trust is registered under the 1940 Act as a diversified, open-end management investment company. Managers Trust has six separate portfolios. The assets of the Portfolio belong only to the Portfolio, and the liabilities of the Portfolio are borne solely by the Portfolio and no other.


    FUND'S INVESTMENT IN PORTFOLIO. The Fund is a "feeder fund" that seeks to achieve its investment objective by investing all of its net investable assets in the Portfolio, which is a "master fund." The Portfolio, which has the same investment objective, policies, and limitations as the Fund, in turn invests in securities; the Fund thus acquires an indirect interest in those securities.


    The Fund's investment in the Portfolio is in the form of a non-transferable beneficial interest. Members of the general public may not purchase a direct interest in the Portfolio. The Sister Fund, a series of N&B Equity Funds, and another mutual fund that is a series of Neuberger&Berman Equity Assets ("N&B Equity Assets"), invest all of their respective net investable assets in the Portfolio. The shares of the series of N&B Equity Funds (but not of N&B Equity Assets) are available for purchase by members of the general public. The Fund does not sell its shares directly to members of the general public. The Portfolio may also permit other investment companies and/or other institutional investors to invest in the Portfolio. All investors will invest in the Portfolio on the same terms and conditions as the Fund and will pay a proportionate share of the Portfolio's expenses. Other investors in the Portfolio (including the series of N&B Equity Funds and N&B Equity Assets) are not required to sell their shares at the same public offering price as the Fund, could have a different administration fee and expenses than the Fund, and (except the series of N&B Equity Funds and N&B Equity Assets) might charge a sales commission. Therefore, Fund shareholders may have different returns than shareholders in another investment company that invests exclusively in the Portfolio. Information regarding any fund that invests in the Portfolio is available from N&B Management by calling 800-877-9700.


    The trustees of the Trust believe that investment in the Portfolio by the series of N&B Equity Funds or N&B Equity Assets or by other potential investors in addition to the Fund may enable the Portfolio to realize economies of scale that could reduce its operating expenses, thereby producing higher returns and benefitting all shareholders.

    The Fund may withdraw its entire investment from the Portfolio at any time, if the trustees of the Trust determine that it is in the best interests of the Fund and its shareholders to do so. The Fund might withdraw, for example, if there were other investors in the Portfolio with power to, and who did by a vote of all investors (including the Fund), change the investment objective, policies, or limitations of the Portfolio in a manner not acceptable to the trustees of the Trust. A withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio to the Fund. That distribution could result in a less diversified portfolio of investments for the Fund and could affect adversely the liquidity of the Fund's investment portfolio. If the Fund decided to convert those securities to cash, it usually would incur brokerage fees or other transaction costs. If the Fund withdrew its investment from the Portfolio, the trustees of the Trust would consider what actions might be taken, including the investment of all of the Fund's net investable assets in another pooled investment entity having substantially the same investment objective as the Fund or the retention by the Fund of its own investment manager to manage its assets in accordance with its investment objective, policies, and limitations. The inability of the Fund to find a suitable replacement could have a significant impact on shareholders.

    INVESTOR MEETINGS AND VOTING. The Portfolio normally will not hold meetings of investors except as required by the 1940 Act. Each investor in the Portfolio will be entitled to vote in proportion to its relative beneficial interest in the Portfolio. On most issues subjected to a vote of investors, the Fund will solicit proxies from its shareholders and will vote its interest in the Portfolio in proportion to the votes cast by the Fund's shareholders. If there are other investors in the Portfolio, there can be no assurance that any issue that receives a majority of the votes cast by Fund shareholders will receive a majority of votes cast by all Portfolio investors; indeed, if other investors hold a majority interest in the Portfolio, they could have voting control of the Portfolio.

    CERTAIN PROVISIONS. Each investor in the Portfolio, including the Fund, will be liable for all obligations of the Portfolio. However, the risk of an investor in the Portfolio incurring financial loss beyond the amount of its investment on account of such liability would be limited to circumstances in which the Portfolio had inadequate insurance and was unable to meet its obligations out of its assets. Upon liquidation of the Portfolio, investors would be entitled to share pro rata in the net assets of the Portfolio available for distribution to investors.

DESCRIPTION OF INVESTMENTS

    In addition to common stocks and other securities referred to in "Investment Program" herein, the Portfolio may make the following investments, among others, individually or in combination, although it may not necessarily buy all of the types of securities or use all of the investment techniques that are described. For additional information on the following investments and on other types of investments which the Portfolio may make, see the SAI.


    ILLIQUID, RESTRICTED AND RULE 144A SECURITIES. The Portfolio may invest up to 15% of its net assets in illiquid securities, which are securities that cannot be expected to be sold within seven days at approximately the price at which they are valued. These may include unregistered or other restricted securities and repurchase agreements maturing in greater than seven days. Illiquid securities may also include commercial paper under section 4(2) of the Securities Act of 1933, as amended, and Rule 144A securities (restricted securities that may be traded freely among qualified institutional buyers pursuant to an exemption from the registration requirements of the securities laws); these securities are considered illiquid unless N&B Management, acting pursuant to guidelines established by the trustees of Managers Trust, determines they are liquid. Generally, foreign securities freely tradable in their principal market are not considered restricted or illiquid. Illiquid securities may be difficult for the Portfolio to value or dispose of due to the absence of an active trading market. The sale of some illiquid securities by the Portfolio may be subject to legal restrictions which could be costly to the Portfolio.



    FOREIGN SECURITIES. Foreign securities are those of issuers organized and doing business principally outside the United States, including non-U.S. governments, their agencies, and instrumentalities. The Portfolio may invest up to 10% of the value of its total assets in foreign securities. The 10% limitation does not apply to foreign securities that are denominated in U.S. dollars, including American Depositary Receipts ("ADRs"). Foreign securities (including those denominated in U.S. dollars and ADRs) are affected by political and economic developments in foreign countries. Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations. In addition, foreign markets may be less liquid and more volatile than U.S. markets and may offer less protection to investors. Investments in foreign securities that are not denominated in U.S. dollars (including those made through ADRs) may be subject to special risks, such as governmental regulation of foreign exchange transactions and changes in rates of exchange with the U.S. dollar, irrespective of the performance of the underlying investment.



    COVERED CALL OPTIONS. The Portfolio may try to reduce the risk of securities price changes (hedge) or generate income by writing (selling) covered call options against portfolio securities and may purchase call options in related closing transac-tions. When the Portfolio writes a covered call option against a security, the Portfolio is obligated to sell that security to the purchaser of the option at a fixed price at any time during a specified period if the purchaser decides to exercise the option. The maximum price the Portfolio may realize on the security during the option period is the fixed price; the Portfolio continues to bear the risk of a decline in the security's price, although this risk is reduced, at least in part, by the premium received for writing the option.


    The primary risks in using call options are (1) possible lack of a liquid secondary market for options and the resulting inability to close out options when desired; (2) the fact that use of options is a highly specialized activity that involves skills, techniques, and risks (including price volatility and a high degree of leverage) different from those associated with selection of the Portfolio's securities; (3) the fact that, although use of these instruments for hedging purposes can reduce the risk of loss, they also can reduce the opportunity for gain by offsetting favorable price movements in hedged investments; and (4) the possible inability of the Portfolio to sell a security at a time that would otherwise be favorable for it to do so, or the possible need for the Portfolio to sell a security at a disadvantageous time, due to its need to maintain "cover" in connection with its use of these instruments.



    REPURCHASE AGREEMENTS/SECURITIES LOANS. In a repurchase agreement, the Portfolio buys a security from a Federal Reserve member bank or a securities dealer and simultaneously agrees to sell it back at a higher price, at a specified date, usually less than a week later. The underlying securities must fall within the Portfolio's investment policies and limitations. The Portfolio also may lend portfolio securities to banks, brokerage firms, or institutional investors to earn income. Costs, delays, or losses could result if the selling party to a repurchase agreement or the borrower of portfolio securities becomes bankrupt or otherwise defaults. N&B Management monitors the creditworthiness of sellers and borrowers.


    OTHER INVESTMENTS. Although the Portfolio invests primarily in common stocks, when market conditions warrant it may invest in preferred stocks, securities convertible into or exchangeable for common stocks, U.S. Government and Agency Securities, investment grade debt securities, or money market instruments, or may retain assets in cash or cash equivalents.


    U.S. Government Securities are obligations of the U.S. Treasury backed by the full faith and credit of the United States. U.S. Government Agency Securities are issued or guaranteed by U.S. Government agencies or by instrumentalities of the U.S. Government, such as the Government National Mortgage Association, Fannie Mae (formerly, Federal National Mortgage Association), Freddie Mac (formerly, Federal Home Loan Mortgage Corporation), Student Loan Marketing Association (commonly known as "Sallie Mae"), and Tennessee Valley Authority. Some U.S. Government Agency Securities are supported by the full faith and credit of the

United States, while others may be supported by the issuer's ability to borrow from the U.S. Treasury, subject to the Treasury's discretion in certain cases, or only by the credit of the issuer. U.S. Government Agency Securities include U.S. Government Agency mortgage-backed securities. The market prices of U.S. Government and Agency Securities are not guaranteed by the Government.

    "Investment grade" debt securities are those receiving one of the four highest ratings from Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's, or another nationally recognized statistical rating organization ("NRSRO") or, if unrated by any NRSRO, deemed comparable by N&B Management to such rated securities ("Comparable Unrated Securities"). Securities rated by Moody's in its fourth highest category (Baa) or Comparable Unrated Securities may be deemed to have speculative characteristics. The value of the fixed income securities in which the Portfolio may invest is likely to decline in times of rising market interest rates. Conversely, when rates fall, the value of the Portfolio's fixed income investments is likely to rise.

DIRECTORY

INVESTMENT MANAGER, ADMINISTRATOR,
AND DISTRIBUTOR
Neuberger&Berman Management Incorporated
605 Third Avenue 2nd Floor
New York, NY 10158-0180

SUB-ADVISER
Neuberger&Berman, LLC
605 Third Avenue
New York, NY 10158-3698

CUSTODIAN AND TRANSFER AGENT
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

ADDRESS CORRESPONDENCE TO:
Neuberger&Berman Funds
Institutional Services
605 Third Avenue 2nd Floor
New York, NY 10158-0180
(800) 877-9700

LEGAL COUNSEL
Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, NW
2nd Floor
Washington, DC 20036-1800


Neuberger&Berman, Neuberger&Berman Management Inc., and Neuberger&Berman Guardian Trust are registered trademarks or service marks of Neuberger&Berman, LLC or Neuberger&Berman Management Inc.


(C) 1997 Neuberger&Berman Management Incorporated.

                 (This page has been left intentionally blank.)

--------------------------------------------------------------------------------

                 NEUBERGER & BERMAN GUARDIAN TRUST AND PORTFOLIO

                       STATEMENT OF ADDITIONAL INFORMATION

                             DATED DECEMBER 15, 1997

                               No-Load Mutual Fund
              605 Third Avenue, 2nd Floor, New York, NY 10158-0180
                             Toll-Free 800-877-9700

--------------------------------------------------------------------------------

            Neuberger & Berman GUARDIAN Trust ("Fund"), a series of Neuberger & Berman Equity Trust ("Trust"), is a no-load mutual fund that offers shares pursuant to a Prospectus dated December 15, 1997. The Fund invests all of its net investable assets in Neuberger & Berman GUARDIAN Portfolio ("Portfolio").


            AN INVESTOR CAN BUY, OWN, AND SELL FUND SHARES ONLY THROUGH AN ACCOUNT WITH AN ADMINISTRATOR, BROKER-DEALER, OR OTHER INSTITUTION THAT PROVIDES ACCOUNTING, RECORDKEEPING, AND OTHER SERVICES TO INVESTORS AND THAT HAS AN ADMINISTRATIVE SERVICES AGREEMENT WITH NEUBERGER & BERMAN MANAGEMENT INCORPORATED (EACH AN "INSTITUTION").


            The Fund's Prospectus provides basic information that an investor should know before investing. A copy of the Prospectus may be obtained, without charge, from Neuberger & Berman Management Incorporated ("N&B Management"), Institutional Services, 605 Third Avenue, 2nd Floor, New York, NY 10158-0180, or by calling 800-877-9700.

            This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Prospectus.

            No person has been authorized to give any information or to make any representations not contained in the Prospectus or in this SAI in connection with the offering made by the Prospectus, and, if given or made, such information or representations must not be relied upon as having been authorized by the Fund or its distributor. The Prospectus and this SAI do not constitute an offering by the Fund or its distributor in any jurisdiction in which such offering may not lawfully be made.

                                TABLE OF CONTENTS

                                                                          PAGE
                                                                          ----

INVESTMENT INFORMATION.......................................................1
      Investment Policies and Limitations....................................1
      Investment Insight.....................................................4
      Additional Investment Information......................................5


PERFORMANCE INFORMATION.....................................................15
      Total Return Computations.............................................15
      Comparative Information...............................................16
      Other Performance Information.........................................17


CERTAIN RISK CONSIDERATIONS.................................................17


TRUSTEES AND OFFICERS.......................................................18


INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES...........................24
      Investment Manager and Administrator..................................24
      Sub-Adviser...........................................................26
      Investment Companies Managed..........................................26
      Management and Control of N&B Management..............................30


DISTRIBUTION ARRANGEMENTS...................................................30


ADDITIONAL REDEMPTION INFORMATION...........................................31
      Suspension of Redemptions.............................................31
      Redemptions in Kind...................................................31


DIVIDENDS AND OTHER DISTRIBUTIONS...........................................32


ADDITIONAL TAX INFORMATION..................................................32
      Taxation of the Fund..................................................32
      Taxation of the Portfolio.............................................33
      Taxation of the Fund's Shareholders...................................35


PORTFOLIO TRANSACTIONS......................................................36
      Portfolio Turnover....................................................40

REPORTS TO SHAREHOLDERS.....................................................40


CUSTODIAN AND TRANSFER AGENT................................................40


INDEPENDENT AUDITORS........................................................40


LEGAL COUNSEL...............................................................40


CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.........................41


REGISTRATION STATEMENT......................................................41


FINANCIAL STATEMENTS........................................................42


Appendix A..................................................................43
      RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER.......................43

                             INVESTMENT INFORMATION

            The Fund is a separate operating series of the Trust, a Delaware business trust that is registered with the Securities and Exchange Commission ("SEC") as an open-end management investment company. The Fund seeks its investment objective by investing all of its net investable assets in the Portfolio, a series of Equity Managers Trust ("Managers Trust") that has an investment objective identical to that of the Fund. The Portfolio, in turn, invests in securities in accordance with an investment objective, policies, and limitations identical to those of the Fund. (The Trust and Managers Trust, which is an open-end management investment company managed by N&B Management, are together referred to below as the "Trusts.")

            The following information supplements the discussion in the Prospectus of the investment objective, policies, and limitations of the Fund and Portfolio. The investment objective and, unless otherwise specified, the investment policies and limitations of the Fund and Portfolio are not fundamental. Any investment objective, policy or limitation that is not fundamental may be changed by the trustees of the Trust ("Fund Trustees") or of Managers Trust ("Portfolio Trustees") without shareholder approval. The fundamental investment policies and limitations of the Fund or the Portfolio may not be changed without the approval of the lesser of (1) 67% of the total units of beneficial interest ("shares") of the Fund or Portfolio represented at a meeting at which more than 50% of the outstanding Fund or Portfolio shares are represented or (2) a majority of the outstanding shares of the Fund or Portfolio. These percentages are required by the Investment Company Act of 1940 ("1940 Act") and are referred to in this SAI as a "1940 Act majority vote." Whenever the Fund is called upon to vote on a change in a fundamental investment policy or limitation of the Portfolio, the Fund casts its votes in proportion to the votes of its shareholders at a meeting thereof called for that purpose.

INVESTMENT POLICIES AND LIMITATIONS

            The Fund has the following fundamental investment policy, to enable it to invest in the Portfolio:

      Notwithstanding any other investment policy of the Fund, the Fund may invest all of its investable assets (cash, securities, and receivables relating to securities) in an open-end management investment company having substantially the same investment objective, policies, and limitations as the Fund.

            All other fundamental investment policies and limitations and the non-fundamental investment policies and limitations of the Fund are identical to those of the Portfolio. Therefore, although the following discusses the investment policies and limitations of the Portfolio, it applies equally to the Fund.

            Except for the limitation on borrowing, any investment policy or limitation that involves a maximum percentage of securities or assets will not be considered to be violated unless the percentage limitation is exceeded immediately after, and because of, a transaction by the Portfolio.

            The Portfolio's fundamental investment policies and limitations are as follows:

            1. BORROWING. The Portfolio may not borrow money, except that the Portfolio may (i) borrow money from banks for temporary or emergency purposes and not for leveraging or investment and (ii) enter into reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If at any time borrowings exceed 33-1/3% of the value of the Portfolio's total assets, the Portfolio will reduce its borrowings within three days (excluding Sundays and holidays) to the extent necessary to comply with the 33-1/3% limitation.

            2. COMMODITIES. The Portfolio may not purchase physical commodities or contracts thereon, unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit the Portfolio from purchasing futures contracts or options (including options on futures contracts, but excluding options or futures contracts on physical commodities) or from investing in securities of any kind.

            3. DIVERSIFICATION. The Portfolio may not, with respect to 75% of the value of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, (i) more than 5% of the value of the Portfolio's total assets would be invested in the securities of that issuer or
(ii) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer.

            4. INDUSTRY CONCENTRATION. The Portfolio may not purchase any security if, as a result, 25% or more of its total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry. This limitation does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

            5. LENDING. The Portfolio may not lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets (taken at current value) would be lent to other parties, except, in accordance with its investment objective, policies, and limitations, (i) through the purchase of a portion of an issue of debt securities or (ii) by engaging in repurchase agreements.

            6. REAL ESTATE. The Portfolio may not purchase real estate unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit the Portfolio from purchasing securities issued by entities or investment vehicles that own or deal in real estate or interests therein or instruments secured by real estate or interests therein.

            7. SENIOR SECURITIES. The Portfolio may not issue senior securities, except as permitted under the 1940 Act.

            8. UNDERWRITING. The Portfolio may not underwrite securities of other issuers, except to the extent that the Portfolio, in disposing of portfolio securities, may be deemed to be an underwriter within the meaning of the Securities Act of 1933 ("1933 Act").

            For purposes of the limitation on commodities, the Portfolio does not consider foreign currencies or forward contracts to be physical commodities.

            The Portfolio's non-fundamental investment policies and limitations are as follows:

            1.  BORROWING.   The  Portfolio  may  not  purchase   securities  if
outstanding borrowings, including any reverse repurchase agreements, exceed 5% of its total assets.

            2. LENDING. Except for the purchase of debt securities and engaging in repurchase agreements, the Portfolio may not make any loans other than securities loans.




            3. MARGIN TRANSACTIONS. The Portfolio may not purchase securities on margin from brokers or other lenders, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of securities transactions. Margin payments in connection with transactions in futures contracts and options on futures contracts shall not constitute the purchase of securities on margin and shall not be deemed to violate the foregoing limitation.


            4. FOREIGN SECURITIES. The Portfolio may not invest more than 10% of the value of its total assets in securities of foreign issuers, provided that this limitation shall not apply to foreign securities denominated in U.S. dollars, including American Depositary Receipts ("ADRs").





            5. ILLIQUID SECURITIES. The Portfolio may not purchase any security if, as a result, more than 15% of its net assets would be invested in illiquid securities. Illiquid securities include securities that cannot be sold within seven days in the ordinary course of business for approximately the amount at which the Portfolio has valued the securities, such as repurchase agreements maturing in more than seven days.

            6. PLEDGING. The Portfolio may not pledge or hypothecate any of its assets, except that the Portfolio may pledge or hypothecate up to 5% of its total assets in connection with its entry into any agreement or arrangement pursuant to which a bank furnishes a letter of credit to collateralize a capital commitment made by the Portfolio to a mutual insurance company of which the Portfolio is a member.


            The Portfolio, as an operating policy, does not intend to invest in futures contracts and options thereon during the coming year. In addition, although the Portfolio does not have a policy limiting its investment in warrants, the Portfolio does not currently intend to invest in warrants unless acquired in units or attached to securities.

INVESTMENT INSIGHT


            The Portfolio subscribes to the same stock-picking philosophy followed since Roy R. Neuberger founded Neuberger & Berman GUARDIAN Fund (which, like the Fund, invests all of its net investable assets in the Portfolio) in 1950.


            It's no great trick for a mutual fund to make money when the market is rising. The tide that lifts stock values will carry most funds along. The true test of management is its ability to make money even when the market is flat or declining. By that measure, Neuberger & Berman GUARDIAN Fund has served shareholders well and has paid a dividend every quarter and a capital gain distribution EVERY YEAR since 1950; the Fund has done so since December 1993. Of course, there can be no assurance that this trend will continue.


            The portfolio co-managers place a high premium on being knowledgeable about the companies whose stocks they buy. That knowledge is important, because sometimes it takes courage to buy stocks that the rest of the market has forsaken. The managers would rather buy an undervalued stock because they expect it to become fairly valued than buy one fairly valued and hope it becomes overvalued. The managers tend to buy stocks that are out of favor, believing that an investor is not going to get great companies at great valuations when the market perception is great.


            Investors who switch around a lot are not going to benefit from the Portfolio's approach. They're following the market -- the Portfolio is looking at fundamentals.


            The Portfolio invests in a wide array of stocks, and no single stock makes up more than a small fraction of the Portfolio's total assets. Of course, the Portfolio's holdings are subject to change.

ADDITIONAL INVESTMENT INFORMATION

            The Portfolio may make the following investments, among others, although it may not buy all of the types of securities or use all of the investment techniques that are described.

            REPURCHASE AGREEMENTS. In a repurchase agreement, the Portfolio purchases securities from a bank that is a member of the Federal Reserve System or from a securities dealer that agrees to repurchase the securities from the Portfolio at a higher price on a designated future date. Repurchase agreements generally are for a short period of time, usually less than a week. Repurchase agreements with a maturity of more than seven days are considered to be illiquid securities. The Portfolio may not enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 15% of the value of its net assets would then be invested in such repurchase agreements and other illiquid securities. The Portfolio may enter into a repurchase agreement only if
(1) the underlying securities are of a type that the Portfolio's investment policies and limitations would allow it to purchase directly, (2) the market value of the underlying securities, including accrued interest, at all times equals or exceeds the repurchase price, and (3) payment for the underlying securities is made only upon satisfactory evidence that the securities are being held for the Portfolio's account by its custodian or a bank acting as the Portfolio's agent.

            SECURITIES LOANS. In order to realize income, the Portfolio may lend portfolio securities with a value not exceeding 33-1/3% of its total assets to banks, brokerage firms, or other institutional investors judged creditworthy by N&B Management. Borrowers are required continuously to secure their obligations to return securities on loan from the Portfolio by depositing collateral in a form determined to be satisfactory by the Portfolio Trustees. The collateral, which must be marked to market daily, must be equal to at least 100% of the market value of the loaned securities, which will also be marked to market daily. N&B Management believes the risk of loss on these transactions is slight because, if a borrower were to default for any reason, the collateral should satisfy the obligation. However, as with other extensions of secured credit, loans of portfolio securities involve some risk of loss of rights in the collateral should the borrower fail financially.

            RESTRICTED SECURITIES AND RULE 144A SECURITIES. The Portfolio may invest in restricted securities, which are securities that may not be sold to the public without an effective registration statement under the 1933 Act. Before they are registered, such securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC has adopted Rule 144A under the 1933 Act. Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by the Portfolio qualify under Rule 144A and an institutional market develops for those securities, the Portfolio likely will be able to dispose of the securities without registering them under the 1933 Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of the Portfolio's illiquidity. N&B Management, acting under guidelines established by the Portfolio Trustees, may determine that certain securities qualified for trading under Rule 144A are liquid. Foreign securities that are freely tradable in their principal market are not considered to be restricted. Regulation S under the 1933 Act permits the sale abroad of securities that are not registered for sale in the United States.


            Where registration is required, the Portfolio may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time the Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Portfolio might obtain a less favorable price than prevailed when it decided to sell. To the extent restricted securities, including Rule 144A securities, are illiquid, purchases thereof will be subject to the Portfolio's 15% limit on investments in illiquid securities. Restricted securities for which no market exists are priced by a method that the Portfolio Trustees believe accurately reflects fair value.

            REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, the Portfolio sells portfolio securities subject to its agreement to repurchase the securities at a later date for a fixed price reflecting a market rate of interest; these agreements are considered borrowings for purposes of the Portfolio's investment policies and limitations concerning borrowings. While a reverse repurchase agreement is outstanding, the Portfolio will deposit in a segregated account with its custodian cash or appropriate liquid securities, marked to market daily, in an amount at least equal to the Portfolio's obligations under the agreement. There is a risk that the counter-party to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Portfolio.

            FOREIGN    SECURITIES.    The   Portfolio   may   invest   in   U.S.
dollar-denominated securities of foreign issuers (including banks, governments, and quasi-governmental organizations) and foreign branches of U.S. banks, including negotiable certificates of deposit ("CDs"), bankers' acceptances and commercial paper. These investments are subject to the Portfolio's quality standards. While investments in foreign securities are intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability, nationalization, expropriation, or confiscatory taxation) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States.


            The   Portfolio   also  may  invest  in  equity,   debt,   or  other
income-producing  securities  that are  denominated  in or  indexed  to  foreign currencies, including (1) common and preferred stocks, (2) CDs, commercial paper, fixed time deposits, and bankers' acceptances issued by foreign banks,
(3) obligations of other corporations, and (4) obligations of foreign governments and their subdivisions, agencies, and instrumentalities, international agencies, and supranational entities. Investing in foreign currency denominated securities involves the special risks associated with investing in non-U.S. issuers, as described in the preceding paragraph, and the additional risks of (1) adverse changes in foreign exchange rates, and (2) adverse changes in investment or exchange control regulations (which could prevent cash from being brought back to the United States). Additionally, dividends and interest payable on foreign securities may be subject to foreign taxes, including taxes withheld from those payments. Commissions on foreign securities exchanges are often at fixed rates and are generally higher than negotiated commissions on U.S. exchanges, although the Portfolio endeavors to achieve the most favorable net results on portfolio transactions. The Portfolio may invest only in securities of issuers in countries whose governments are considered stable by N&B Management.

            Foreign securities often trade with less frequency and in less volume than domestic securities and therefore may exhibit greater price volatility. Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic custody arrangements and transaction costs of foreign currency conversions.

            Foreign markets also have different clearance and settlement procedures. In certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of the assets of the Portfolio are uninvested and no return is earned thereon. The inability of the Portfolio to make intended security purchases due to settlement problems could cause the Portfolio to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result in losses to the Portfolio due to subsequent declines in value of the securities or, if the Portfolio has entered into a contract to sell the securities, could result in possible liability to the purchaser.

            Interest rates prevailing in other countries may affect the prices of foreign securities and exchange rates for foreign currencies. Local factors, including the strength of the local economy, the demand for borrowing, the government's fiscal and monetary policies, and the international balance of payments, often affect interest rates in other countries. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position.

            In order to limit the risks inherent in investing in foreign currency denominated securities, the Portfolio may not purchase any such security if, as a result, more than 10% of its total assets (taken at market value) would be invested in foreign currency denominated securities. Within that limitation, however, the Portfolio is not restricted in the amount it may invest in securities denominated in any one foreign currency.

            COVERED CALL OPTIONS ON SECURITIES. The Portfolio may write covered call options and may purchase call options in related closing transactions. The purpose of writing call options is to hedge (i.e., to reduce, at least in part, the effect of price fluctuations of securities held by the Portfolio on the Portfolio's and the Fund's net asset values ("NAVs")) or to earn premium income. Portfolio securities on which call options may be written and purchased by the Portfolio are purchased solely on the basis of investment considerations consistent with the Portfolio's investment objective.


            When the Portfolio writes a call option, it is obligated to sell a security to a purchaser at a specified price at any time until a certain date if the purchaser decides to exercise the option. The Portfolio receives a premium for writing the call option. So long as the obligation of the call option continues, the Portfolio may be assigned an exercise notice, requiring it to deliver the underlying security against payment of the exercise price. The Portfolio may be obligated to deliver securities underlying an option at less than the market price.

            The Portfolio writes only "covered" call options on securities it owns. The writing of covered call options is a conservative investment technique that is believed to involve relatively little risk (in contrast to the writing of "naked" or uncovered call options, which the Portfolio will not do) but is capable of enhancing the Portfolio's total return. When writing a covered call option, the Portfolio, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline.

            If a call option that the Portfolio has written expires unexercised, the Portfolio will realize a gain in the amount of the premium; however, that gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the Portfolio will realize a gain or loss from the sale of the underlying security.

            When the Portfolio purchases a call option, it pays a premium for the right to purchase a security from the writer at a specified price until a specified date. A Portfolio would purchase a call option to offset a previously written call option.

            The exercise price of an option may be below, equal to, or above the market value of the underlying security at the time the option is written. Options normally have expiration dates between three and nine months from the date written. American-style options are exercisable at any time prior to their expiration date. The obligation under any option written by the Portfolio terminates upon expiration of the option or, at an earlier time, when the Portfolio offsets the option by entering into a "closing purchase transaction" to purchase an option of the same series. If an option is purchased by the Portfolio and is never exercised or closed out, the Portfolio will lose the entire amount of the premium paid.


            Options are traded both on national securities exchanges and in the over-the-counter ("OTC") market. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed; the clearing organization in effect guarantees completion of every exchange-traded option. In contrast, OTC options are contracts between the Portfolio and a counter-party, with no clearing organization guarantee. Thus, when the Portfolio writes an OTC option, it generally will be able to "close out" the option prior to its expiration only by entering into a closing purchase transaction with the dealer to whom the Portfolio originally sold the option. There can be no assurance that the Portfolio would be able to liquidate an OTC option at any time prior to expiration. Unless the Portfolio is able to effect a closing purchase transaction in a covered OTC call option it has written, it will not be able to liquidate securities used as cover until the option expires or is exercised or until different cover is substituted. In the event of the counter-party's insolvency, the Portfolio may be unable to liquidate its options position and the associated cover. N&B Management monitors the creditworthiness of dealers with which the Portfolio may engage in OTC options transactions.

            The assets used as cover (or held in a segregated account) for OTC options written by the Portfolio will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Portfolio may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC call option written subject to this procedure will be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.


            The premium received (or paid) by the Portfolio when it writes (or purchases) an option is the amount at which the option is currently traded on the applicable market. The premium may reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the length of the option period, the general supply of and demand for credit, and the interest rate environment. The premium received by the Portfolio for writing an option is recorded as a liability on the Portfolio's statement of assets and liabilities. This liability is adjusted daily to the option's current market value.


            Closing transactions are effected in order to realize a profit (or minimize a loss) on an outstanding option, to prevent an underlying security from being called, or to permit the sale or the put of the underlying security. There is, of course, no assurance that the Portfolio will be able to effect closing transactions at favorable prices. If the Portfolio cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold, in which case it would continue to be at market risk on the security.

            The Portfolio will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from writing the call option. Because increases in the market price of a call option generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset, in whole or in part, by appreciation of the underlying security owned by the Portfolio; however, the Portfolio could be in a less advantageous position than if it had not written the call option.

            The Portfolio pays brokerage commissions or spreads in connection with purchasing or writing options, including those used to close out existing positions.

            The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets.


            FOREIGN  CURRENCY   TRANSACTIONS.   The  Portfolio  may  enter  into
contracts  for the  purchase  or sale of a specific  currency  at a future  date
(usually less than one year from the date of the contract) at a fixed price ("forward contracts"). The Portfolio enters into forward contracts in an attempt to hedge against changes in prevailing currency exchange rates. The Portfolio does not engage in transactions in forward contracts for speculation; it views investments in forward contracts as a means of establishing more definitely the effective return on, or the purchase price of, securities denominated in foreign currencies. Forward contract transactions include forward sales or purchases of foreign currencies for the purpose of protecting the U.S. dollar value of securities held or to be acquired by the Portfolio or protecting the U.S. dollar equivalent of dividends, interest, or other payments on those securities.


            Forward contracts are traded in the interbank market directly between dealers (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades; foreign exchange dealers realize a profit based on the difference (the spread) between the prices at which they are buying and selling various currencies.


            At the consummation of a forward contract to sell currency, the Portfolio may either make delivery of the foreign currency or terminate its contractual obligation to deliver by purchasing an offsetting contract. If the Portfolio chooses to make delivery of the foreign currency, it may be required to obtain such currency through the sale of portfolio securities denominated in such currency or through conversion of other assets of the Portfolio into such currency. If the Portfolio engages in an offsetting transaction, it will incur a gain or a loss to the extent that there has been a change in forward contract prices. Closing purchase transactions with respect to forward contracts are usually made with the currency dealer who is a party to the original forward contract.


            N&B Management believes that the use of foreign currency hedging techniques, including "proxy-hedges," can provide significant protection of NAV in the event of a general rise in the U.S. dollar against foreign currencies.

For example, the return available from securities denominated in a particular foreign currency would diminish if the value of the U.S. dollar increased against that currency. Such a decline could be partially or completely offset by an increase in value of a hedge involving a forward contract to sell that foreign currency or a proxy-hedge involving a forward contract to sell a different foreign currency whose behavior is expected to resemble the currency in which the securities being hedged are denominated but which is available on more advantageous terms.


            However, a hedge or proxy-hedge cannot protect against exchange rate risks perfectly, and if N&B Management is incorrect in its judgment of future exchange rate relationships, the Portfolio could be in a less advantageous position than if such a hedge had not been established. If the Portfolio uses proxy-hedging, it may experience losses on both the currency in which it has invested and the currency used for hedging if the two currencies do not vary with the expected degree of correlation. Using forward contracts to protect the value of the Portfolio's securities against a decline in the value of a currency does not eliminate fluctuations in the prices of underlying securities. Because forward contracts are not traded on an exchange, the assets used to cover such contracts may be illiquid. The Portfolio may experience delays in the settlement of its foreign currency transactions.


            OPTIONS ON FOREIGN CURRENCIES. The Portfolio may write and purchase covered call and put options on foreign currencies. The Portfolio would engage in such transactions to protect against declines in the U.S. dollar value of portfolio securities or increases in the U.S. dollar cost of securities to be acquired or to protect the U.S. dollar equivalent of dividends, interest, or other payments on those securities. Currency options have characteristics and risks similar to those of securities options, as discussed herein. Certain options on foreign currencies are traded on the OTC market and involve liquidity and credit risks that may not be present in the case of exchange-traded currency options.


            REGULATORY LIMITATIONS ON USING OPTIONS AND FORWARD CONTRACTS (COLLECTIVELY, "HEDGING INSTRUMENTS"). To the extent the Portfolio writes options on foreign currencies that are traded on an exchange regulated by the Commodity Futures Trading Commission ("CFTC") other than for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums on those positions (excluding the amount by which options are "in-the-money") may not exceed 5% of the Portfolio's net assets.

            COVER FOR HEDGING INSTRUMENTS. The Portfolio will comply with SEC guidelines regarding "cover" for Hedging Instruments and, if the guidelines so require, set aside in a segregated account with its custodian the prescribed amount of cash or appropriate liquid securities. Securities held in a segregated account cannot be sold while the options or forward strategy covered by those securities is outstanding, unless they are replaced with other suitable assets. As a result, segregation of a large percentage of the Portfolio's assets could impede portfolio management or the Portfolio's ability to meet current obligations. The Portfolio may be unable promptly to dispose of assets which cover, or are segregated with respect to, an illiquid options or forward position; this inability may result in a loss to the Portfolio.


            GENERAL RISKS OF HEDGING INSTRUMENTS. The primary risks in using Hedging Instruments are (1) imperfect correlation or no correlation between changes in market value of the securities or currencies held or to be acquired by the Portfolio and the prices of Hedging Instruments; (2) possible lack of a liquid secondary market for Hedging Instruments and the resulting inability to close out Hedging Instruments when desired; (3) the fact that the skills needed to use Hedging Instruments are different from those needed to select the Portfolio's securities; (4) the fact that, although use of these instruments for hedging purposes can reduce the risk of loss, they also can reduce the opportunity for gain, or even result in losses, by offsetting favorable price movements in hedged investments; and (5) the possible inability of the Portfolio to purchase or sell a portfolio security at a time that would otherwise be favorable for it to do so, or the possible need for the Portfolio to sell a portfolio security at a disadvantageous time, due to its need to maintain cover or to segregate securities in connection with its use of Hedging Instruments. N&B Management intends to reduce the risk of imperfect correlation by investing only in Hedging Instruments whose behavior is expected to resemble or offset that of the Portfolio's underlying securities or currency. N&B Management intends to reduce the risk that the Portfolio will be unable to close out Hedging Instruments by entering into such transactions only if N&B Management believes there will be an active and liquid secondary market. There can be no assurance that the Portfolio's use of Hedging Instruments will be successful.

            The Portfolio's use of Hedging Instruments may be limited by the provisions of the Internal Revenue Code of 1986, as amended ("Code"), with which it must comply if the Fund is to continue to qualify as a regulated investment company ("RIC"). See "Additional Tax Information."

            FIXED INCOME SECURITIES. While the emphasis of the Portfolio's investment program is on common stocks and other equity securities, it may also invest in money market instruments, U.S. Government and Agency Securities, and other fixed income securities. The Portfolio may invest in corporate bonds and debentures receiving one of the four highest ratings from Standard & Poor's ("S&P"), Moody's Investors Service, Inc. ("Moody's"), or any other nationally recognized statistical rating organization ("NRSRO") or, if not rated by any NRSRO, deemed comparable by N&B Management to such rated securities ("Comparable Unrated Securities").

            The ratings of an NRSRO represent its opinion as to the quality of securities it undertakes to rate. Ratings are not absolute standards of quality; consequently, securities with the same maturity, coupon, and rating may have different yields. Although the Portfolio may rely on the ratings of any NRSRO, the Portfolio primarily refers to ratings assigned by S&P and Moody's, which are described in Appendix A to this SAI.

            Fixed income securities are subject to the risk of an issuer's inability to meet principal and interest payments on its obligations ("credit risk") and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer, and market liquidity ("market risk"). Lower-rated securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates.

            Subsequent to its purchase by the Portfolio, an issue of debt securities may cease to be rated or its rating may be reduced, so that the securities would no longer be eligible for purchase by the Portfolio. In such a case, the Portfolio will engage in an orderly disposition of the downgraded securities to the extent necessary to ensure that the Portfolio's holdings of securities rated below investment grade and Comparable Unrated Securities will not exceed 5% of its net assets.


            COMMERCIAL PAPER. Commercial paper is a short-term debt security issued by a corporation or bank, usually for purposes such as financing current operations. The Portfolio may invest only in commercial paper receiving the highest rating from S&P (A-1) or Moody's (P-1) or deemed by N&B Management to be of comparable quality.

            The Portfolio may invest in commercial paper that cannot be resold to the public without an effective registration statement under the 1933 Act. While restricted commercial paper normally is deemed illiquid, N&B Management may in certain cases determine that such paper is liquid, pursuant to guidelines established by the Portfolio Trustees.

            CONVERTIBLE  SECURITIES.  The  Portfolio  may invest in  convertible securities. A convertible security entitles the holder to receive the interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, such securities ordinarily provide a stream of income with generally higher yields than common stocks of the same or similar issuers, but lower than the yield on non-convertible debt. Convertible securities are usually subordinated to comparable-tier non-convertible securities but rank senior to common stock in a corporation's capital structure. The value of a convertible security is a function of (1) its yield in comparison to the yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth if converted into the underlying common stock. Convertible debt securities are subject to the Portfolio's investment policies and limitations concerning fixed income securities.


            The price of a convertible security often reflects variations in the price of the underlying common stock in a way that non-convertible debt may not. Convertible securities are typically issued by smaller capitalization companies whose stock prices may be volatile. A convertible security may be subject to redemption at the option of the issuer at a price established in the security's governing instrument. If a convertible security held by the Portfolio is called for redemption, the Portfolio will be required to convert it into the underlying common stock, sell it to a third party or permit the issuer to redeem the security. Any of these actions could have an adverse effect on the Portfolio's and the Fund's ability to achieve their investment objectives.

            PREFERRED STOCK. The Portfolio may invest in preferred stock. Unlike interest payments on debt securities, dividends on preferred stock are generally payable at the discretion of the issuer's board of directors. Preferred shareholders may have certain rights if dividends are not paid but generally have no legal recourse against the issuer. Shareholders may suffer a loss of value if dividends are not paid. The market prices of preferred stocks are generally more sensitive to changes in the issuer's creditworthiness than are the prices of debt securities.

                             PERFORMANCE INFORMATION

            The Fund's performance figures are based on historical results and are not intended to indicate future performance. The share price and total return of the Fund will vary, and an investment in the Fund, when redeemed, may be worth more or less than an investor's original cost.

TOTAL RETURN COMPUTATIONS

            The Fund may advertise certain total return information. An average annual compounded rate of return ("T") may be computed by using the redeemable value at the end of a specified period ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula:

                           P(1+T)[SUPERSCRIPT]n = ERV

            Average annual total return smoothes out year-to-year variations in performance and, in that respect, differs from actual year-to-year results.


            The Fund commenced operations in August 1993. However, the Fund's investment objective, policies, and limitations are the same as those of Neuberger & Berman GUARDIAN Fund, which is a series of Neuberger & Berman Equity Funds and invests in the Portfolio ("Sister Fund"). The Sister Fund had a predecessor. The following total return data is for the Fund since its inception and, for periods prior to the Fund's inception, its Sister Fund (which, as used herein, includes data for that Sister Fund's predecessor). The total returns for periods prior to the Fund's inception would have been lower had they reflected the higher fees of the Fund, as compared to those of the Sister Fund.


            The average annual total returns for the Fund and its Sister Fund for the one-, five-, and ten-year periods ended August 31, 1997, were +39.56%, +19.85%, and +14.42%, respectively.


            N&B Management may from time to time reimburse the Fund for a portion of its expenses. Such action has the effect of increasing total return. Actual reimbursements are described in the Prospectus and in "Investment Management and Administration Services" below.

COMPARATIVE INFORMATION

            From time to time the Fund's performance may be compared with:

            (1) data (that may be expressed as rankings or ratings) published by independent services or publications (including newspapers, newsletters, and financial periodicals) that monitor the performance of mutual funds, such as Lipper Analytical Services, Inc., C.D.A. Investment Technologies, Inc., Wiesenberger Investment Companies Service, Investment Company Data Inc., Morningstar, Inc., Micropal Incorporated, and quarterly mutual fund rankings by Money, Fortune, Forbes, Business Week, Personal Investor, and U.S. News & World Report magazines, The Wall Street Journal, The New York Times, Kiplinger's Personal Finance, and Barron's Newspaper, or

            (2)  recognized  stock  and  other  indices,  such as the S&P  "500"
      Composite Stock Price Index ("S&P 500 Index"), S&P Small Cap 600 Index ("S&P 600 Index"), S&P Mid Cap 400 Index ("S&P 400 Index"), Russell 2000 Stock Index, Russell Midcap Growth Index, Dow Jones Industrial Average
      ("DJIA"), Wilshire 1750 Index, Nasdaq Composite Index, Montgomery Securities Growth Stock Index, Value Line Index, U.S. Department of Labor Consumer Price Index ("Consumer Price Index"), College Board Annual Survey of Colleges, Kanon Bloch's Family Performance Index, the Barra Growth Index, the Barra Value Index and various other domestic, international, and global indices. The S&P 500 Index is a broad index of common stock prices, while the DJIA represents a narrower segment of industrial companies. The S&P 600 Index includes stocks that range in market value from $39 million to $2.7 billion, with an average of $616 million. The S&P 400 Index measures mid-sized companies that have an average market capitalization of $2.2 billion. Each assumes reinvestment of distributions and is calculated without regard to tax consequences or the costs of investing. The Portfolio may invest in different types of securities from those included in some of the above indices.

            Evaluations of the Fund's performance, its total returns, and comparisons may be used in advertisements and in information furnished to current and prospective shareholders (collectively, "Advertisements"). The Fund may also be compared to individual asset classes such as common stocks, small-cap stocks, or Treasury bonds, based on information supplied by Ibbotson and Sinquefield.

OTHER PERFORMANCE INFORMATION

            From  time to time,  information  about  the  Portfolio's  portfolio allocation and holdings as of a particular date may be included in Advertisements for the Fund. This information may include the Portfolio's portfolio diversification by asset type. Information used in Advertisements may include statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed to meet specific financial goals, such as (1) funding retirement, (2) paying for children's education, and
(3) financially supporting aging parents.

            N&B Management believes that many of its common stock funds may be attractive investment vehicles for conservative investors who are interested in long-term appreciation from stock investments, but who have a moderate tolerance for risk. Such investors may include, for example, individuals (1) planning for or facing retirement, (2) receiving or expecting to receive lump-sum distributions from individual retirement accounts ("IRAs"), self-employed individual retirement plans ("Keogh plans"), or other retirement plans, (3) anticipating rollovers of CDs or IRAs, Keogh plans, or other retirement plans, and (4) receiving a significant amount of money as a result of inheritance, sale of a business, or termination of employment.

            Investors who may find the Fund to be an attractive investment vehicle also include parents saving to meet college costs for their children. For instance, the cost of a college education is rapidly approaching the cost of the average family home. Estimates of total four-year costs (tuition, room and board, books and other expenses) for students starting college in various years may be included in Advertisements, based on the College Board Annual Survey of Colleges.

            Information relating to inflation and its effects on the dollar also may be included in Advertisements. For example, after ten years, the purchasing power of $25,000 would shrink to $16,621, $14,968, $13,465, and $12,100, respectively, if the annual rates of inflation during that period were 4%, 5%, 6%, and 7%, respectively. (To calculate the purchasing power, the value at the end of each year is reduced by the inflation rate for the ten-year period.)



                           CERTAIN RISK CONSIDERATIONS

            Although the Portfolio seeks to reduce risk by investing in a diversified portfolio of securities, diversification does not eliminate all risk. There can, of course, be no assurance the Portfolio will achieve its investment objective.

                              TRUSTEES AND OFFICERS

            The following table sets forth information concerning the trustees and officers of the Trusts, including their addresses and principal business experience during the past five years. Some persons named as trustees and officers also serve in similar capacities for other funds and their corresponding portfolios administered or managed by N&B Management and Neuberger & Berman, LLC ("Neuberger & Berman").



Name, Age,                    Positions Held
and Address(1)                With the Trusts            Principal Occupation(s)2)
--------------                ---------------            -------------------------
Faith Colish (62)             Trustee of each Trust      Attorney at Law, Faith  Colish, A
63 Wall Street                                           A Professional Corporation.
24th Floor
New York, NY  10005

Donald M. Cox (75)            Trustee of each Trust      Retired.   Formerly  Senior  Vice
435 East 52nd Street                                     President and Director  of  Exxon
New York, NY  10022                                      Corporation; Director of
                                                         Emigrant Savings Bank.

Stanley Egener* (63)          Chairman of the            Principal of Neuberger &  Berman;
                              Board, Chief               President  and  Director  of  N&B
                              Executive Officer,         Management; Chairman of the Board
                              and Trustee of each        Chief   Executive   Officer   and
                              Trust                      and Trustee of eight other mutual
                                                         funds for  which  N&B  Management
                                                         acts  as  investment  manager  or
                                                         administrator.

Howard A.  Mileaf  (60)       Trustee of each Trust      Vice   President   and    Special
WHX Corporation                                          Counsel   to   WHX    Corporation
110 East 59th Street                                     (holding  company)  since   1992;
30th  Floor                                              Director  of  Kevlin  Corporation
New York,  NY 10022                                      (manufacturer  of  microwave  and
                                                         other products).



                                     - 21 -


Edward I. O'Brien* (69)       Trustee of each Trust      Until  1993,  President  of   the
12 Woods Lane                                            Securities  Industry  Association
Scarsdale, NY 10583                                      ("SIA")   (securities  industry's
                                                         representative   in    government
                                                         relations and regulatory  matters
                                                         at the federal and state levels);
                                                         until November 1993, employee  of
                                                         the SIA; Director of Legg  Mason,
                                                         Inc.

John T. Patterson, Jr. (69)   Trustee of each Trust      Retired.  Formerly, President  of
183 Ledge Drive                                          SOBRO   (South   Bronx    Overall
Torrington, CT 06790                                     Economic Development Corporation).

John P. Rosenthal (64)        Trustee of each Trust      Senior Vice President of  Burnham
Burnham Securities Inc,                                  Securities  Inc.  (a   registered
Burnham Asset Management                                 broker-dealer)    since     1991;
Corp.                                                    Director,    Cancer     Treatment
1325 Avenue of the Americas                              Holdings, Inc.
17th Floor
New York, NY  10019

Cornelius T. Ryan (66)        Trustee of each Trust      General   Partner    of    Oxford
Oxford Bioscience Partners                               Partners  and  Oxford  Bioscience
315 Post Road West                                       Partners     (venture     capital
Westport, CT  06880                                      partnerships)  and  President  of
                                                         Oxford    Venture    Corporation;
                                                         Director    of    Capital    Cash
                                                         Management  Trust  (money  market
                                                         fund) and Prime Cash Fund.



                                     - 22 -


Gustave H. Shubert (68)       Trustee of each Trust      Senior  Fellow/Corporate  Advisor
13838 Sunset Boulevard                                   and Advisory Trustee of  Rand  (a
Pacific Palisades, CA 90272                              non-profit     public    interest
                                                         research institution) since 1989;
                                                         Honorary Member of the  Board  of
                                                         Overseers of  the  Institute  for
                                                         Civil    Justice,   the    Policy
                                                         Advisory   Committee    of    the
                                                         Clinical Scholars Program at  the
                                                         University   of  California,  the
                                                         American   Association   for  the
                                                         Advancement   of   Science,   the
                                                         Counsel on Foreign Relations, and
                                                         the   Institute   for   Strategic
                                                         Studies (London); advisor to  the
                                                         Program       Evaluation      and
                                                         Methodology Division of the  U.S.
                                                         General    Accounting     Office;
                                                         formerly  Senior  Vice  President
                                                         and Trustee of Rand.

Lawrence Zicklin* (61)        President and              Principal of Neuberger &  Berman;
                              Trustee of each Trust      Director   of   N&B   Management;
                                                         President and/or Trustee of  five
                                                         other mutual funds for which  N&B
                                                         Management  acts   as  investment
                                                         manager or administrator.

Daniel J. Sullivan (57)       Vice President of          Senior  Vice  President  of   N&B
                              each Trust                 Management   since   1992;   Vice
                                                         President of eight  other  mutual
                                                         funds for  which  N&B  Management
                                                         acts  as  investment  manager  or
                                                         administrator.



                                     - 23 -


Michael J. Weiner (50)        Vice President and         Senior  Vice  President  of   N&B
                              Principal Financial        Management since 1992;  Treasurer
                              Officer of each Trust      of N&B Management  from  1992  to
                                                         1996;    Vice    President    and
                                                         Principal  Financial  Officer  of
                                                         eight  other   mutual  funds  for
                                                         which  N&B   Management  acts  as
                                                         investment        manager      or
                                                         administrator.

Claudia A. Brandon (41)       Secretary of each          Vice President of N&B Management;
                              Trust                      Secretary of eight  other  mutual
                                                         funds for  which  N&B  Management
                                                         acts  as  investment  manager  or
                                                         administrator.

Richard Russell (50)          Treasurer and              Vice President of N&B  Management
                              Principal Accounting       since   1993;   prior    thereto,
                              Officer of each Trust      Assistant Vice President  of  N&B
                                                         Management;     Treasurer     and
                                                         Principal Accounting  Officer  of
                                                         eight  other   mutual  funds  for
                                                         which   N&B  Management  acts  as
                                                         investment       manager       or
                                                         administrator.


                                     - 24 -


Stacy Cooper-Shugrue (34)     Assistant Secretary        Assistant Vice President  of  N&B
                              of each Trust              Management  since   1993;   prior
                                                         thereto,    employee    of    N&B
                                                         Management;  Assistant  Secretary
                                                         of eight other mutual  funds  for
                                                         which  N&B   Management  acts  as
                                                         investment       manager       or
                                                         administrator.


                                      - 25 -




C. Carl Randolph (60)         Assistant Secretary        Principal of Neuberger  &  Berman
                              of each Trust              since 1992;  Assistant  Secretary
                                                         of   eight  other   mutual  funds
                                                         for which N&B Management acts  as
                                                         investment       manager       or
                                                         administrator.

Barbara DiGiorgio (38)        Assistant Treasurer        Assistant Vice President  of  N&B
                              of each Trust              Management   since   1993;  prior
                                                         thereto,    employee    of    N&B
                                                         Management;  Assistant  Treasurer
                                                         since 1996 of eight other  mutual
                                                         funds for  which  N&B  Management
                                                         acts  as  investment  manager  or
                                                         administrator.

Celeste Wischerth (36)        Assistant Treasurer        Assistant Vice President  of  N&B
                              of each Trust              Management   since   1994;  prior
                                                         thereto,    employee    of    N&B
                                                         Management;  Assistant  Treasurer
                                                         since 1996 of eight other  mutual
                                                         funds for  which  N&B  Management
                                                         acts  as  investment  manager  or
                                                         administrator.

-------------------------------

(1) Unless otherwise indicated, the business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

* Indicates a trustee who is an "interested person" of each Trust within the meaning of the 1940 Act. Messrs. Egener and Zicklin are interested persons by virtue of the fact that they are officers and/or directors of N&B Management and principals of Neuberger & Berman. Mr. O'Brien is an interested person by virtue of the fact that he is a director of Legg Mason, Inc., a wholly owned subsidiary of which, from time to time, serves as a broker or dealer to the Portfolio and other funds for which N&B Management serves as investment manager.

            The Trust's Trust Instrument and Managers Trust's Declaration of Trust provide that each such Trust will indemnify its trustees and officers against liabilities and expenses reasonably incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless it is adjudicated that they (a) engaged in bad faith, willful misfeasance, gross negligence, or reckless disregard of the duties involved in the conduct of their offices, or (b) did not act in good faith in the reasonable belief that their action was in the best interest of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined (by a court or other body approving the settlement or other disposition, by a majority of disinterested trustees based upon a review of readily available facts, or in a written opinion of independent counsel) that such officers or trustees have not engaged in willful misfeasance, bad faith, gross negligence, or reckless disregard of their duties.


            The  following   table  sets  forth   information   concerning   the
compensation of the trustees of the Trust. None of the Neuberger & Berman Funds(REGISTERED) has any retirement plan for its trustees.

                             TABLE OF COMPENSATION
                         FOR FISCAL YEAR ENDED 8/31/97
                         -----------------------------

                                                           Total Compensation
                                                            from Investment
                                          Aggregate         Companies in the
Name and Position with                  Compensation     Neuberger & Berman Fund
the Trust                               from the Trust  Complex Paid to Trustees
---------                               --------------  ------------------------

Faith Colish                               $ 2,952               $ 64,000
Trustee                                                     (5 other investment
                                                                companies)

Donald M. Cox                              $ 2,952               $ 31,000
Trustee                                                     (3 other investment
                                                                companies)

Stanley Egener                             $     0                  $ 0
Chairman of the Board, Chief                                (9 other investment
Executive Officer, and                                          companies)
Trustee

Alan R. Gruber, Trustee, and               $ 1,913               $ 20,000
The Estate of                                               (3 other investment
Alan R. Gruber                                                  companies)

Howard A. Mileaf                           $ 2,995               $ 33,500
Trustee                                                     (4 other investment
                                                                companies)

Edward I. O'Brien                          $ 3,321               $ 34,000
Trustee                                                     (3 other investment
                                                                companies)

John T. Patterson, Jr.                     $ 3,321               $ 37,500
Trustee                                                     (4 other investment
                                                                companies)

John P. Rosenthal                          $ 2,952               $ 32,500
Trustee                                                     (4 other investment
                                                                companies)

Cornelius T. Ryan                          $ 2,995               $ 30,500
Trustee                                                     (3 other investment
                                                                companies)

Gustave H. Shubert                         $ 2,995               $ 30,500
Trustee                                                     (3 other investment
                                                                companies)

                                                           Total Compensation
                                                            from Investment
                                          Aggregate         Companies in the
Name and Position with                  Compensation     Neuberger & Berman Fund
the Trust                               from the Trust  Complex Paid to Trustees
---------                               --------------  ------------------------

Lawrence Zicklin                           $     0                  $ 0
President and Trustee                                       (5 other investment
                                                                companies)



            At November 28, 1997, the trustees and officers of the Trusts, as a group, owned beneficially or of record less than 1% of the outstanding shares of the Fund.

                 INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES

INVESTMENT MANAGER AND ADMINISTRATOR

            Because all of the Fund's net investable assets are invested in the Portfolio, the Fund does not need an investment manager. N&B Management serves as the Portfolio's investment manager pursuant to a management agreement with Managers Trust, dated as of August 2, 1993 ("Management Agreement"). The Management Agreement was approved by the holders of the interests in the Portfolio on August 2, 1993.

            The Management Agreement provides, in substance, that N&B Management will make and implement investment decisions for the Portfolio in its discretion and will continuously develop an investment program for the Portfolio's assets. The Management Agreement permits N&B Management to effect securities transactions on behalf of the Portfolio through associated persons of N&B Management. The Management Agreement also specifically permits N&B Management to compensate, through higher commissions, brokers and dealers who provide investment research and analysis to the Portfolio, although N&B Management has no current plans to pay a material amount of such compensation.

            N&B Management provides to the Portfolio, without separate cost, office space, equipment, and facilities and the personnel necessary to perform executive, administrative, and clerical functions. N&B Management pays all salaries, expenses, and fees of the officers, trustees, and employees of Managers Trust who are officers, directors, or employees of N&B Management. Two directors of N&B Management (who also are principals of Neuberger & Berman), one of whom also serves as an officer of N&B Management, presently serve as trustees and officers of the Trusts. See "Trustees and Officers." Each Portfolio pays N&B Management a management fee based on the Portfolio's average daily net assets, as described in the Prospectus.

            N&B Management provides facilities, services and personnel, as well as accounting, recordkeeping, and other services, to the Fund pursuant to an administration agreement with the Trust, dated August 3, 1993, as amended on August 2, 1996 ("Administration Agreement"). For such administrative services, the Fund pays N&B Management a fee based on the Fund's average daily net assets, as described in the Prospectus. N&B Management enters into administrative services agreements with Institutions, pursuant to which it compensates Institutions for accounting, recordkeeping and other services that they provide in connection with investments in the Fund.


            Institutions may be subject to federal or state laws that limit their ability to provide certain administrative or distribution-related services. For example, the Glass-Steagall Act is generally interpreted to prohibit most banks from underwriting mutual fund shares. N&B Management intends to contract with Institutions for only those services they may legally provide. If, due to a change in the laws governing Institutions or in the interpretation of any such law, an Institution is prohibited from performing some or all of the above-described services, N&B Management may be required to find alternative means of providing those services. Any such change is not expected to impact the Fund or its shareholders adversely.


            During the fiscal years ended August 31, 1997, 1996 and 1995, the Fund accrued management and administration fees of $14,839,636, $8,821,718 and $2,417,586, respectively.


            N&B Management has voluntarily undertaken to reimburse the Fund for its Total Operating Expenses (as defined in the Prospectus) so that the Fund's expense ratio per annum will not exceed the expense ratio of its Sister Fund by more than 0.10% of the Fund's average daily net assets. This undertaking can be terminated by N&B Management by giving the Fund at least 60 days' prior written notice. During the period from August 3, 1993 (commencement of operations of the Fund) to December 31, 1994, N&B Management voluntarily undertook to reimburse the Fund for its Total Operating Expenses so that the Fund's expense ratio per annum would not exceed the expense ratio of the Sister Fund. During the fiscal years ended August 31, 1997, 1996 and 1995, N&B Management reimbursed the Fund $0, $69,266 and $171,796, respectively, of expenses, under this arrangement.

            The Management Agreement continues until August 2, 1998. The Management Agreement is renewable thereafter from year to year with respect to the Portfolio, so long as its continuance is approved at least annually (1) by the vote of a majority of the Portfolio Trustees who are not "interested persons" of N&B Management or Managers Trust ("Independent Portfolio Trustees"), cast in person at a meeting called for the purpose of voting on such approval, and (2) by the vote of a majority of the Portfolio Trustees or by a 1940 Act majority vote of the outstanding interests in the Portfolio. The Administration Agreement continues until August 2, 1998. The Administration Agreement is renewable from year to year with respect to the Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Fund Trustees who are not "interested persons" of N&B Management or the Trust ("Independent Fund Trustees"), cast in person at a meeting called for the purpose of voting on such approval, and (2) by the vote of a majority of the Fund Trustees or by a 1940 Act majority vote of the outstanding shares in the Fund.

            The Management Agreement is terminable, without penalty, with respect to the Portfolio on 60 days' written notice either by Managers Trust or by N&B Management. The Administration Agreement is terminable, without penalty, with respect to the Fund on 60 days' written notice either by N&B Management or by the Trust. Each Agreement terminates automatically if it is assigned.

SUB-ADVISER

            N&B Management retains Neuberger & Berman, 605 Third Avenue, New York, NY 10158-3698, as sub-adviser with respect to the Portfolio pursuant to a sub-advisory agreement dated August 2, 1993 ("Sub-Advisory Agreement"). The
Sub-Advisory Agreement was approved by the holders of the interests in the Portfolio on August 2, 1993.


            The Sub-Advisory Agreement provides in substance that Neuberger & Berman will furnish to N&B Management, upon reasonable request, the same type of investment recommendations and research that Neuberger & Berman, from time to time, provides to its principals and employees for use in managing client accounts. In this manner, N&B Management expects to have available to it, in addition to research from other professional sources, the capability of the research staff of Neuberger & Berman. This staff consists of numerous investment analysts, each of whom specializes in studying one or more industries, under the supervision of the Director of Research, who is also available for consultation with N&B Management. The Sub-Advisory Agreement provides that N&B Management will pay for the services rendered by Neuberger & Berman based on the direct and indirect costs to Neuberger & Berman in connection with those services. Neuberger & Berman also serves as sub-adviser for all of the other mutual funds managed by N&B Management.


            The Sub-Advisory Agreement continues until August 2, 1998 and is renewable from year to year, subject to approval of its continuance in the same manner as the Management Agreement. The Sub-Advisory Agreement is subject to termination, without penalty, with respect to the Portfolio by the Portfolio Trustees or a 1940 Act majority vote of the outstanding interests in the Portfolio, by N&B Management, or by Neuberger & Berman on not less than 30 nor more than 60 days' written notice. The Sub-Advisory Agreement also terminates automatically with respect to the Portfolio if it is assigned or if the Management Agreement terminates with respect to the Portfolio.

            Most money managers that come to the Neuberger & Berman organization have at least fifteen years experience. Neuberger & Berman and N&B Management employ experienced professionals that work in a competitive environment.

INVESTMENT COMPANIES MANAGED

            As of September 30, 1997, the investment companies managed by N&B Management had aggregate net assets of approximately $21.2 billion. N&B Management currently serves as investment manager of the following investment companies:



                                                                 Approximate
                                                                Net Assets at
Name                                                          September 30, 1997
----                                                          ------------------

Neuberger & Berman Cash Reserves Portfolio                        $667,531,894
    (investment portfolio for Neuberger & Berman
    Cash Reserves)

                                                                 Approximate
                                                                Net Assets at
Name                                                          September 30, 1997
----                                                          ------------------

Neuberger & Berman Government Money Portfolio                     $248,190,672
    (investment portfolio for Neuberger & Berman
    Government Money Fund)

Neuberger & Berman Limited Maturity Bond Portfolio                $295,393,823
    (investment portfolio for Neuberger & Berman
    Limited  Maturity Bond Fund and Neuberger &
    Berman Limited Maturity Bond Trust)

Neuberger & Berman Municipal Money Portfolio                      $146,706,408
    (investment portfolio for Neuberger & Berman
    Municipal Money Fund)

Neuberger & Berman Municipal Securities Portfolio                  $31,573,660
    (investment portfolio for Neuberger & Berman
    Municipal  Securities Trust)

Neuberger & Berman Ultra Short Bond Portfolio                      $62,627,463
    (investment portfolio for Neuberger & Berman
    Ultra Short Bond Fund and Neuberger & Berman
    Ultra Short Bond Trust)

Neuberger & Berman Focus Portfolio                              $1,661,565,204
    (investment portfolio for Neuberger & Berman
    Focus Fund, Neuberger & Berman Focus Trust and
    Neuberger & Berman Focus Assets)

                                                                 Approximate
                                                                Net Assets at
Name                                                          September 30, 1997
----                                                          ------------------


Neuberger & Berman Genesis Portfolio                            $1,491,048,221
    (investment portfolio for Neuberger & Berman
    Genesis Fund, Neuberger & Berman Genesis Trust and Neuberger & Berman Genesis Assets)

Neuberger & Berman Guardian Portfolio                           $9,123,101,599
    (investment portfolio for Neuberger & Berman
    Guardian Fund, Neuberger & Berman Guardian Trust and Neuberger & Berman Guardian Assets)

Neuberger & Berman International Portfolio                        $127,016,071
    (investment portfolio for Neuberger & Berman
    International Fund and Neuberger & Berman
    International Trust)

Neuberger & Berman Manhattan Portfolio                            $655,156,471
    (investment portfolio for Neuberger & Berman
    Manhattan Fund, Neuberger & Berman Manhattan
    Trust and Neuberger & Berman Manhattan Assets)

Neuberger & Berman Partners Portfolio                           $3,783,754,657
    (investment portfolio for Neuberger & Berman
    Partners Fund, Neuberger & Berman Partners Trust and Neuberger & Berman Partners Assets)

                                                                 Approximate
                                                                Net Assets at
Name                                                          September 30, 1997
----                                                          ------------------

Neuberger & Berman Socially Responsive                            $274,230,723
    Portfolio  (investment portfolio for Neuberger &
    Berman Socially Responsive Fund, Neuberger & Berman
    Socially Responsive Trust and Neuberger & Berman
    NYCDC Socially Responsive Trust)

Advisers Managers Trust                                         $2,651,503,613
    (seven series)




The investment decisions concerning the Portfolio and the other mutual funds managed by N&B Management (collectively, "Other N&B Funds") have been and will continue to be made independently of one another. In terms of their investment objectives, most of the Other N&B Funds differ from the Portfolio. Even where the investment objectives are similar, however, the methods used by the Other N&B Funds and the Portfolio to achieve their objectives may differ. The investment results achieved by all of the mutual funds managed by N&B Management have varied from one another in the past and are likely to vary in the future.

            There may be  occasions  when the  Portfolio  and one or more of the
Other N&B Funds or other accounts managed by Neuberger & Berman are contemporaneously engaged in purchasing or selling the same securities from or to third parties. When this occurs, the transactions are averaged as to price and allocated, in terms of amount, in accordance with a formula considered to be equitable to the funds involved. Although in some cases this arrangement may have a detrimental effect on the price or volume of the securities as to the Portfolio, in other cases it is believed that the Portfolio's ability to participate in volume transactions may produce better executions for it. In any case, it is the judgment of the Portfolio Trustees that the desirability of the Portfolio's having its advisory arrangements with N&B Management outweighs any disadvantages that may result from contemporaneous transactions.

            The Portfolio is subject to certain limitations imposed on all advisory clients of Neuberger & Berman (including the Portfolio, the Other N&B Funds, and other managed accounts) and personnel of Neuberger & Berman and its affiliates. These include, for example, limits that may be imposed in certain industries or by certain companies, and policies of Neuberger & Berman that limit the aggregate purchases, by all accounts under management, of the outstanding shares of public companies.

MANAGEMENT AND CONTROL OF N&B MANAGEMENT

            The directors and officers of N&B Management, all of whom have offices at the same address as N&B Management, are Richard A. Cantor, Chairman of the Board and director; Stanley Egener, President and director; Theodore P. Giuliano, Vice President and director; Michael M. Kassen, Vice President and director; Irwin Lainoff, director; Lawrence Zicklin, director; Daniel J.
Sullivan, Senior Vice President; Peter E. Sundman, Senior Vice President; Michael J. Weiner, Senior Vice President; Claudia A. Brandon, Vice President; Patrick T. Byrne, Vice President; Brooke A. Cobb, Vice President; Robert W. D'Alelio, Vice President; Roberta D'Orio, Vice President; Clara Del Villar, Vice President; Brian J. Gaffney, Vice President; Joseph G. Galli, Vice President; Robert I. Gendelman, Vice President; Josephine P. Mahaney, Vice President; Ellen Metzger, Vice President and Secretary; Paul Metzger, Vice President; Janet W. Prindle, Vice President; Kevin L. Risen, Vice President; Richard Russell, Vice President; Jennifer K. Silver, Vice President; Kent C. Simons, Vice President; Frederic B. Soule, Vice President; Judith M. Vale, Vice President; Susan Walsh, Vice President; Thomas Wolfe, Vice President; Andrea Trachtenberg, Vice President of Marketing; Robert Conti, Treasurer; Valerie Chang, Assistant Vice President; Stacy Cooper-Shugrue, Assistant Vice President; Barbara DiGiorgio, Assistant Vice President; Michael J. Hanratty, Assistant Vice President; Leslie Holliday-Soto, Assistant Vice President; Jody L. Irwin, Assistant Vice President; Robert L. Ladd, Assistant Vice President; Carmen G. Martinez, Assistant Vice President; Joseph S. Quirk, Assistant Vice President; Ingrid Saukaitis, Assistant Vice President; Josephine Velez, Assistant Vice President; Celeste Wischerth, Assistant Vice President; and Loraine Olavarria, Assistant Secretary. Messrs. Cantor, Egener, Gendelman, Giuliano, Kassen, Lainoff, Risen, Simons, Sundman and Zicklin and Mmes. Prindle, Silver and Vale are principals of Neuberger & Berman.

            Messrs. Egener and Zicklin are trustees and officers, and Messrs. Russell, Sullivan and Weiner and Mmes. Brandon, Cooper-Shugrue, DiGiorgio, and Wischerth are officers, of each Trust. C. Carl Randolph, a principal of Neuberger & Berman, also is an officer of each Trust.

            All of the outstanding voting stock in N&B Management is owned by persons who are also principals of Neuberger & Berman.

                            DISTRIBUTION ARRANGEMENTS

            N&B Management serves as the distributor ("Distributor") in connection with the offering of the Fund's shares on a no-load basis to Institutions. In connection with the sale of its shares, the Fund has authorized the Distributor to give only the information, and to make only the statements and representations, contained in the Prospectus and this SAI or that properly may be included in sales literature and advertisements in accordance with the 1933 Act, the 1940 Act, and applicable rules of self-regulatory organizations. Sales may be made only by the Prospectus, which may be delivered personally, through the mails, or by electronic means. The Distributor is the Fund's "principal underwriter" within the meaning of the 1940 Act and, as such, acts as agent in arranging for the sale of the Fund's shares to Institutions without sales commission or other compensation and bears all advertising and promotion expenses incurred in the sale of the Fund's shares.

            From time to time, N&B Management may enter into arrangements pursuant to which it compensates a registered broker-dealer or other third party for services in connection with the distribution of Fund shares.


            The Trust, on behalf of the Fund, and the Distributor are parties to a Distribution Agreement that continues until August 2, 1998. The Distribution Agreement may be renewed annually if specifically approved by (1) the vote of a majority of the Fund Trustees or a 1940 Act majority vote of the Fund's outstanding shares and (2) the vote of a majority of the Independent Fund

Trustees, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated by either party and will terminate automatically on its assignment, in the same manner as the Management Agreement.

                        ADDITIONAL REDEMPTION INFORMATION

SUSPENSION OF REDEMPTIONS

            The right to redeem the Fund's shares may be suspended or payment of the redemption price postponed (1) when the NYSE is closed, (2) when trading on the NYSE is restricted, (3) when an emergency exists as a result of which it is not reasonably practicable for the Portfolio to dispose of securities it owns or fairly to determine the value of its net assets, or (4) for such other period as the SEC may by order permit for the protection of the Fund's shareholders. Applicable SEC rules and regulations shall govern whether the conditions prescribed in (2) or (3) exist. If the right of redemption is suspended, shareholders may withdraw their offers of redemption, or they will receive payment at the NAV per share in effect at the close of business on the first day the NYSE is open ("Business Day") after termination of the suspension.

REDEMPTIONS IN KIND

            The Fund reserves the right, under certain conditions, to honor any request for redemption (or a combination of requests from the same shareholder in any 90-day period) exceeding $250,000 or 1% of the net assets of the Fund, whichever is less, by making payment in whole or in part in securities valued as described under "Share Prices and Net Asset Value" in the Prospectus. If payment is made in securities, an Institution generally will incur brokerage expenses or other transaction costs in converting those securities into cash and will be subject to fluctuation in the market prices of those securities until they are sold. The Fund does not redeem in kind under normal circumstances, but would do so when the Fund Trustees determined that it was in the best interests of the Fund's shareholders as a whole.

                        DIVIDENDS AND OTHER DISTRIBUTIONS

            The Fund distributes to its shareholders substantially all of its share of any net investment income, (after deducting expenses incurred directly by the Fund), any net realized capital gains, and any net realized gains from foreign currency transactions earned or realized by the Portfolio.

            The Portfolio's net investment income consists of all income accrued on portfolio assets less accrued expenses, but does not include capital and foreign currency gains and losses. Net investment income and realized gains and losses are reflected in the Portfolio's NAV (and, hence, the Fund's NAV) until they are distributed. The Fund calculates its net investment income and NAV per share as of the close of regular trading on the NYSE on each Business Day (usually 4:00 p.m. Eastern time).


            The Fund generally distributes substantially all of its share of the Portfolio's net investment income, (after deducting expenses incurred directly by the Fund), if any, near the end of each other calendar quarter. Distributions of net realized capital and foreign currency gains, if any, normally are paid once annually, in December.

            Dividends and other distributions are automatically reinvested in additional shares of the Fund, unless the Institution elects to receive them in cash ("cash election"). To the extent dividends and other distributions are subject to federal, state, or local income taxation, they are taxable to the shareholders whether received in cash or reinvested in Fund shares. A cash election with respect to the Fund remains in effect until the Institution notifies the Fund in writing to discontinue the election.

                           ADDITIONAL TAX INFORMATION

TAXATION OF THE FUND

            In order to continue to qualify for treatment as a RIC under the Code, the Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain, and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. These requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from Hedging Instruments) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); and (2) at the close of each quarter of the Fund's taxable year, (i) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs, and other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities, and (ii) not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or securities of other RICs) of any one issuer.

            Certain funds that invest in portfolios managed by N&B Management, including the Sister Fund, have received rulings from the Internal Revenue Service ("Service") that each such fund, as an investor in its corresponding portfolio, will be deemed to own a proportionate share of the portfolio's assets and income for purposes of determining whether the fund satisfies all the requirements described above to qualify as a RIC. Although these rulings may not be relied on as precedent by the Fund, N&B Management believes that the reasoning thereof and, hence, their conclusion apply to the Fund as well.

            The Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ended on October 31 of that year, plus certain other amounts.

            See the next section for a discussion of the tax consequences to the Fund of distributions to it from the Portfolio, investments by the Portfolio in certain securities, and hedging transactions engaged in by the Portfolio.

TAXATION OF THE PORTFOLIO

            The Portfolio has received a ruling from the Service to the effect that, among other things, the Portfolio will be treated as a separate partnership for federal income tax purposes and will not be a "publicly traded partnership." As a result, the Portfolio is not subject to federal income tax; instead, each investor in the Portfolio, such as the Fund, is required to take into account in determining its federal income tax liability its share of the Portfolio's income, gains, losses, deductions, and credits, without regard to whether it has received any cash distributions from the Portfolio. The Portfolio also is not subject to Delaware or New York income or franchise tax.

            Because the Fund is deemed to own a proportionate share of the Portfolio's assets and income for purposes of determining whether the Fund satisfies the requirements to qualify as a RIC, the Portfolio intends to continue to conduct its operations so that the Fund will be able to continue to satisfy all those requirements.

            Distributions to the Fund from the Portfolio (whether pursuant to a partial or complete withdrawal or otherwise) will not result in the Fund's recognition of any gain or loss for federal income tax purposes, except that (1) gain will be recognized to the extent any cash that is distributed exceeds the Fund's basis for its interest in the Portfolio before the distribution, (2) income or gain will be recognized if the distribution is in liquidation of the Fund's entire interest in the Portfolio and includes a disproportionate share of any unrealized receivables held by the Portfolio, and (3) loss will be recognized if a liquidation distribution consists solely of cash and/or unrealized receivables. The Fund's basis for its interest in the Portfolio generally equals the amount of cash the Fund invests in the Portfolio, increased by the Fund's share of the Portfolio's net income and capital gains and decreased by (1) the amount of cash and the basis of any property the Portfolio distributes to the Fund and (2) the Fund's share of the Portfolio's losses.

            Dividends and interest received by the Portfolio, and gains realized by the Portfolio, may be subject to income, withholding, or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield and/or total return on its securities. Tax treaties between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.


            The Portfolio may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation -- other than a "controlled foreign corporation" (I.E., a foreign corporation in which, on any day during its taxable year, more than 50% of the total voting power of all voting stock therein or the total value of all stock therein is owned, directly, indirectly, or constructively, by "U.S. shareholders," defined as U.S. persons that individually own, directly, indirectly, or constructively, at least 10% of that voting power) as to which the Portfolio is a U.S. shareholder (effective for the taxable year beginning September 1, 1998) -- that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, if the Portfolio holds stock of a PFIC, the Fund (indirectly through its interest in the Portfolio) will be subject to federal income tax on its share of a portion of any "excess distribution" received by the Portfolio on the stock or of any gain on the Portfolio's disposition of the stock (collectively, "PFIC income"), plus interest thereon, even if the Fund distributes its share of the PFIC income as a taxable dividend to its shareholders. The balance of the Fund's share of the PFIC income will be included in its investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to its shareholders.

            If the Portfolio invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the Fund's incurring the foregoing tax and interest obligation, the Fund would be required to include in income each year its share of the Portfolio's pro rata share of the QEF's annual ordinary earnings and net capital gain (the excess of net long-term capital gain over net short-term capital loss) -- which most likely would have to be distributed by the Fund to satisfy the Distribution Requirement and avoid imposition of the Excise Tax -- even if those earnings and gain were not received by the Portfolio from the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.


            Effective for taxable years beginning after 1997, a holder of stock in any PFIC may elect to include in ordinary income each taxable year the excess, if any, of the fair market value of the stock over the adjusted basis therein as of the end of that year. Pursuant to the election, a deduction (as an ordinary, not capital, loss) also would be allowed for the excess, if any, of the holder's adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included in income for prior taxable years. The adjusted basis in each PFIC's stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder. Proposed regulations would provide a similar election with respect to the stock of certain PFICs.


            The Portfolio's use of hedging strategies, such as writing (selling) and purchasing options and entering into forward contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses the Portfolio realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from Hedging Instruments derived by the Portfolio with respect to its business of investing in securities or foreign currencies, will qualify as permissible income for the Fund under the Income Requirement.

TAXATION OF THE FUND'S SHAREHOLDERS

            If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares.

                             PORTFOLIO TRANSACTIONS

            Neuberger & Berman acts as principal broker for the Portfolio in the purchase and sale of its portfolio securities and in connection with the writing of covered call options on its securities.


            During the fiscal year ended August 31, 1995, the Portfolio paid brokerage commissions of $3,751,206, of which $2,521,523 was paid to Neuberger & Berman. During the fiscal year ended August 31, 1996, the Portfolio paid brokerage commissions of $6,886,590, of which $3,542,127 was paid to Neuberger & Berman.


            During the fiscal year ended August 31, 1997, the Portfolio paid brokerage commissions of $8,540,335, of which $4,806,913 was paid to Neuberger & Berman. Transactions in which the Portfolio used Neuberger & Berman as broker comprised 60.45% of the aggregate dollar amount of transactions involving the payment of commissions, and 56.28% of the aggregate brokerage commissions paid by the Portfolio, during the fiscal year ended August 31, 1997. 87.31% of the $3,733,422 paid to other brokers by the Portfolio during that fiscal year (representing commissions on transactions involving approximately

$1,958,958,289) was directed to those brokers because of research services they provided. During the fiscal year ended August 31, 1997, the Portfolio acquired securities of the following of its "regular brokers or dealers" (as defined in the 1940 Act) ("Regular B/Ds"): Chevron Oil Finance Company, General Electric Capital Corp., Merrill, Lynch, Pierce, Fenner & Smith Inc., Morgan Stanley, Dean Witter, Discover & Co., and State Street Bank and Trust Company, N.A.; at that date, that Portfolio held the securities of its Regular B/Ds with an aggregate value as follows: General Electric Capital Corp., $36,480,000; Merrill, Lynch, Pierce, Fenner & Smith Inc., $201,720,000; and Morgan Stanley, Dean Witter, Discover & Co., $178,784,375.


            Portfolio securities are, from time to time, loaned by the Portfolio to Neuberger & Berman in accordance with the terms and conditions of an order issued by the SEC. The order exempts such transactions from provisions of the 1940 Act that would otherwise prohibit such transactions, subject to certain conditions. In accordance with the order, securities loans made by the Portfolio to Neuberger & Berman are fully secured by cash collateral. The portion of the income on the cash collateral which may be shared with Neuberger & Berman is to be determined by reference to concurrent arrangements between Neuberger & Berman and non-affiliated lenders with which it engages in similar transactions. In addition, where Neuberger & Berman borrows securities from the Portfolio in order to re-lend them to others, Neuberger & Berman may be required to pay the Portfolio, on a quarterly basis, certain of the earnings that Neuberger & Berman otherwise has derived from the re-lending of the borrowed securities. When Neuberger & Berman desires to borrow a security that the Portfolio has indicated a willingness to lend, Neuberger & Berman must borrow such security from the Portfolio, rather than from an unaffiliated lender, unless the unaffiliated lender is willing to lend such security on more favorable terms (as specified in the order) than the Portfolio. If, in any month, the Portfolio's expenses exceed its income in any securities loan transaction with Neuberger & Berman, Neuberger & Berman must reimburse the Portfolio for such loss.


            During the fiscal years ended August 31, 1997, 1996 and 1995, the Portfolio earned interest income of $4,005,765, $2,427,096 and $1,430,672, respectively, from the collateralization of securities loans, from which Neuberger & Berman was paid $3,523,486, $2,129,341 and $1,252,190, respectively.

            The Portfolio may also lend securities to unaffiliated entities, including banks, brokerage firms, and other institutional investors judged creditworthy by N&B Management, provided that cash or equivalent collateral, equal to at least 100% of the market value of the loaned securities, is continuously maintained by the borrower with the Portfolio. The Portfolio may invest the cash collateral and earn income, or it may receive an agreed upon amount of interest income from a borrower who has delivered equivalent collateral. During the time securities are on loan, the borrower will pay the Portfolio an amount equivalent to any dividends or interest paid on such securities. These loans are subject to termination at the option of the Portfolio or the borrower. The Portfolio may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Portfolio does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.

            A committee of Independent Portfolio Trustees from time to time reviews, among other things, information relating to securities loans by the Portfolio.

            In effecting securities transactions, the Portfolio generally seeks to obtain the best price and execution of orders. Commission rates, being a component of price, are considered along with other relevant factors. The Portfolio plans to continue to use Neuberger & Berman as its principal broker where, in the judgment of N&B Management, that firm is able to obtain a price and execution at least as favorable as other qualified brokers. To the Portfolio's knowledge, no affiliate of the Portfolio receives give-ups or reciprocal business in connection with its securities transactions.


            The use of Neuberger & Berman as a broker for the Portfolio is subject to the requirements of Section 11(a) of the Securities Exchange Act of 1934. Section 11(a) prohibits members of national securities exchanges from retaining compensation for executing exchange transactions for accounts which they or their affiliates manage, except where they have the authorization of the persons authorized to transact business for the account and comply with certain annual reporting requirements. Managers Trust and N&B Management have expressly authorized Neuberger & Berman to retain such compensation, and Neuberger & Berman has agreed to comply with the reporting requirements of Section 11(a).

            Under the 1940 Act, commissions paid by the Portfolio to Neuberger & Berman in connection with a purchase or sale of securities on a securities exchange may not exceed the usual and customary broker's commission. Accordingly, it is the Portfolio's policy that the commissions paid to Neuberger & Berman must, in N&B Management's judgment, be (1) at least as favorable as those charged by other brokers having comparable execution capability and (2) at least as favorable as commissions contemporaneously charged by Neuberger & Berman on comparable transactions for its most favored unaffiliated customers, except for accounts for which Neuberger & Berman acts as a clearing broker for another brokerage firm and customers of Neuberger & Berman considered by a majority of the Independent Portfolio Trustees not to be comparable to the Portfolio. The Portfolio does not deem it practicable and in its best interests to solicit competitive bids for commissions on each transaction effected by Neuberger & Berman. However, consideration regularly is given to information concerning the prevailing level of commissions charged by other brokers on comparable transactions during comparable periods of time. The 1940 Act generally prohibits Neuberger & Berman from acting as principal in the purchase of portfolio securities from, or the sale of portfolio securities to, the Portfolio unless an appropriate exemption is available.

            A committee of Independent Portfolio Trustees from time to time reviews, among other things, information relating to the commissions charged by Neuberger & Berman to the Portfolio and to its other customers and information concerning the prevailing level of commissions charged by other brokers having comparable execution capability. In addition, the procedures pursuant to which Neuberger & Berman effects brokerage transactions for the Portfolio must be reviewed and approved no less often than annually by a majority of the Independent Portfolio Trustees.

            To ensure that accounts of all investment clients, including the Portfolio, are treated fairly in the event that Neuberger & Berman receives transaction instructions regarding a security for more than one investment account at or about the same time, Neuberger & Berman may combine orders placed on behalf of clients, including advisory accounts in which affiliated persons have an investment interest, for the purpose of negotiating brokerage commissions or obtaining a more favorable price. Where appropriate, securities purchased or sold may be allocated, in terms of amount, to a client according to the proportion that the size of the order placed by that account bears to the aggregate size of orders contemporaneously placed by the other accounts, subject to de minimis exceptions. All participating accounts will pay or receive the same price.

            The Portfolio  expects that it will continue to execute a portion of its transactions through brokers other than Neuberger & Berman. In selecting those brokers, N&B Management considers the quality and reliability of brokerage services, including execution capability, performance, and financial responsibility, and may consider research and other investment information provided by, and sale of Fund shares effected through, those brokers.

            A committee comprised of officers of N&B Management and principals of Neuberger & Berman who are portfolio managers of the Portfolio and Other N&B

Funds (collectively, "N&B Funds") and some of Neuberger & Berman's managed accounts ("Managed Accounts") evaluates semi-annually the nature and quality of the brokerage and research services provided by other brokers. Based on this evaluation, the committee establishes a list and projected rankings of preferred brokers for use in determining the relative amounts of commissions to be allocated to those brokers. Ordinarily, the brokers on the list effect a large portion of the brokerage transactions for the N&B Funds and the Managed Accounts that are not effected by Neuberger & Berman. However, in any semi-annual period, brokers not on the list may be used, and the relative amounts of brokerage commissions paid to the brokers on the list may vary substantially from the projected rankings. These variations reflect the following factors, among others: (1) brokers not on the list or ranking below other brokers on the list may be selected for particular transactions because they provide better price and/or execution, which is the primary consideration in allocating brokerage;
(2) adjustments may be required because of periodic changes in the execution capabilities of or research provided by particular brokers or in the execution or research needs of the N&B Funds and/or the Managed Accounts; and (3) the aggregate amount of brokerage commissions generated by transactions for the N&B Funds and the Managed Accounts may change substantially from one semi-annual period to the next.

            The commissions paid to a broker other than Neuberger & Berman may be higher than the amount another firm might charge if N&B Management determines in good faith that the amount of those commissions is reasonable in relation to the value of the brokerage and research services provided by the broker. N&B Management believes that those research services benefit the Portfolio by supplementing the information otherwise available to N&B Management. That research may be used by N&B Management in servicing Other N&B Funds and, in some cases, by Neuberger & Berman in servicing the Managed Accounts. On the other hand, research received by N&B Management from brokers effecting portfolio transactions on behalf of the Other N&B Funds and by Neuberger & Berman from brokers effecting portfolio transactions on behalf of the Managed Accounts may be used for the Portfolio's benefit.

            Kent C. Simons and Kevin L. Risen, each of whom is a Vice President of N&B Management and a principal of Neuberger & Berman, are the persons primarily responsible for making decisions as to specific action to be taken with respect to the investment portfolio of the Portfolio. Each of them has full authority to take action with respect to portfolio transactions and may or may not consult with other personnel of N&B Management prior to taking such action.

PORTFOLIO TURNOVER

            The  Portfolio's  portfolio  turnover rate is calculated by dividing
(1) the lesser of the cost of the securities purchased or the proceeds from the securities sold by the Portfolio during the fiscal year (other than securities, including options, whose maturity or expiration date at the time of acquisition was one year or less) by (2) the month-end average of the value of such securities owned by the Portfolio during the fiscal year.

                             REPORTS TO SHAREHOLDERS

            Shareholders of the Fund receive unaudited semi-annual financial statements, as well as year-end financial statements audited by the independent auditors for the Fund and Portfolio. The Fund's statements show the investments owned by the Portfolio and the market values thereof and provide other information about the Fund and its operations, including the Fund's beneficial interest in the Portfolio.

                          CUSTODIAN AND TRANSFER AGENT

            The Fund and Portfolio have selected State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, MA 02110, as custodian for their respective securities and cash. State Street also serves as the Fund's transfer agent, administering purchases, redemptions, and transfers of Fund shares with respect to Institutions and the payment of dividends and other distributions to Institutions. All correspondence should be mailed to Neuberger & Berman Funds, Institutional Services, 605 Third Avenue, 2nd Floor, New York,
NY 10158-0180. In addition, State Street serves as transfer agent for the Portfolio.

                              INDEPENDENT AUDITORS

            The Fund and Portfolio have selected Ernst & Young LLP, 200 Clarendon Street, Boston, MA 02116, as the independent auditors who will audit their financial statements.

                                  LEGAL COUNSEL

            The Fund and Portfolio have selected Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., 2nd Floor, Washington, D.C. 20036-1800, as their legal counsel.

                CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

            The following table sets forth the name, address, and percentage of ownership of each person who was known by the Fund to own beneficially or of record 5% or more of the Fund's outstanding shares at December 1, 1997:

                                                               Percentage of
                                                               Ownership at
                      NAME AND ADDRESS                       DECEMBER 1, 1997

Neuberger & Berman    The Northern Trust Co.,                     13.37%
GUARDIAN Trust        Trustee
                      Digital Equipment Corp.
                      DTD 1-3-95
                      P.O. Box 92956
                      Chicago, IL  60675-2956

                      MAC & Co.                                   11.14%
                      A/C 195-643
                      AEOF 1956432
                      P.O. Box 3198
                      Mutual Fund Operations
                      Pittsburgh, PA 15230-3198

                      National Financial Services Corp.*           8.30%
                      P.O. Box 3908
                      Church Street Station
                      New York, NY  10008-3908

                      Fidelity Investments                         5.07%
                        Institutional Ops Co.
                      Agent for certain EE
                        benefit plans
                      Mailzone KWIC
                      Covington, KY 41015



* National Financial Services Corp. holds these shares of record for the account of certain of its clients and has informed the Fund of its policy to maintain the confidentiality of holdings in its client accounts unless disclosure is expressly required by law.

                             REGISTRATION STATEMENT

            This SAI and the Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectus. The registration statement, including the exhibits filed therewith, may be examined at the SEC's offices in Washington, D.C.

            Statements contained in this SAI and in the Prospectus as to the contents of any contract or other document referred to are not necessarily complete. In each instance where reference is made to the copy of any contract or other document filed as an exhibit to the registration statement, each such statement is qualified in all respects by such reference.

                              FINANCIAL STATEMENTS

            The  following  financial   statements  and  related  documents  are
incorporated herein by reference from the Fund's Annual Report to shareholders for the fiscal year ended August 31, 1997:


     The audited financial statements of the Fund and Portfolio and notes thereto for the fiscal year ended August 31, 1997, and the reports of Ernst & Young LLP, independent auditors, with respect to such audited financial statements.

                                                                      Appendix A


                  RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER

            S&P Corporate Bond Ratings:
            --------------------------

            AAA - Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

            AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

            A - Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

            BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

            BB, B, CCC, CC, C - Bonds rated BB, B, CCC, CC, and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

            CI - The rating CI is reserved for income bonds on which no interest is being paid.

            D - Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

            Plus (+) or Minus (-) - The ratings above may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

            Moody's Corporate Bond Ratings:
            ------------------------------

            Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin, and principal is secure. Although the various protective elements are likely to change, the changes that can be visualized are most unlikely to impair the fundamentally strong position of the issuer.

            Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as "high-grade bonds." They are rated lower than the best bonds because margins of protection may not be as large as in Aaa-rated securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa-rated securities.

            A - Bonds rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

            Baa - Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

            Ba - Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

            B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

            Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

            Ca - Bonds rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

            C - Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Modifiers--Moody's may apply numerical modifiers 1, 2, and 3 in each generic rating classification described above. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating.


            S&P Commercial Paper Ratings:
            ----------------------------

            A-1 - This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+).

            Moody's Commercial Paper Ratings
            --------------------------------

            Issuers rated Prime-1 (or related supporting institutions), also known as P-1, have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

            -  Leading market positions in well-established industries.
            -  High rates of return on funds employed.
            - Conservative capitalization structures with moderate reliance on debt and ample asset protection.
            - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
            - Well-established access to a range of financial markets and assured sources of alternate liquidity.

            Neuberger&Berman

NYCDC SOCIALLY RESPONSIVE TRUST(SM)


--------------------------------
            A No-Load Equity Fund
--------------------------------------------------------------------------------

    Neuberger&Berman NYCDC SOCIALLY RESPONSIVE TRUST (the "Fund") is an equity fund that seeks long-term capital appreciation through investments primarily in securities of companies that meet both financial and social criteria.

    The Fund was created as an investment vehicle for participants in the Deferred Compensation Plan of the City of New York and Related Agencies and Instrumentalities ("Plan") who are concerned about the relationship between business and society and are seeking to invest their assets in a manner consistent with their social sensibilities.

    YOU CAN BUY, OWN, AND SELL FUND SHARES ONLY THROUGH THE PLAN.
--------------------------------------------------------------------------------


    The Fund, which is a series of Neuberger&Berman Equity Trust (the "Trust"), invests all of its net investable assets in Neuberger&Berman Socially Responsive Portfolio (the "Portfolio") of Equity Managers Trust ("Managers Trust"), an open-end management investment company managed by Neuberger&Berman Management Incorporated ("N&B Management"). The Portfolio invests in securities in accordance with an investment objective, policies, and limitations identical to those of the Fund. The investment performance of the Fund directly corresponds with the investment performance of the Portfolio. This "master/feeder fund" structure is different from that of many other investment companies which directly acquire and manage their own portfolios of securities. For more information on this structure that you should consider, see "Summary" on page 3 and "Information Regarding Organization, Capitalization, and Other Matters" on page 19.


    The Portfolio seeks to achieve its objective by investing in securities considered by N&B Management to be undervalued in relation to recognized measures of their fundamental economic values, such as earnings, cash flow, tangible book value, and asset value. For a description of the investment policies and techniques of the Portfolio, see "Investment Program" and "Description of Investments."

    The Fund is a no-load mutual fund, so you pay no sales commissions or other charges when you buy or redeem shares. The Fund does not pay "12b-1 fees" to promote or distribute its shares.


    Please read this Prospectus before investing in the Fund and keep it for future reference. It contains information about the Fund that a prospective investor should know before investing. A Statement of Additional Information ("SAI") about the Fund and Portfolio, dated December 15, 1997, is on file with the Securities and Exchange Commission ("SEC"). The SAI is incorporated herein by reference (so it is legally considered a part of this Prospectus). You can obtain a free copy of the SAI by calling the Plan at (212) 306-7760.



                       PROSPECTUS DATED DECEMBER 15, 1997



    MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK OR OTHER DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.



    THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS


     SUMMARY                     3
The Fund and Portfolio; Risk
 Factors                         3
Management                       4
The Neuberger&Berman
 Investment Approach             4
     EXPENSE INFORMATION         5
Shareholder Transaction
 Expenses                        5
Annual Fund Operating
 Expenses                        5
Example                          6
     FINANCIAL HIGHLIGHTS        7
     INVESTMENT PROGRAM          9
Social Policy                   10
Short-Term Trading;
  Portfolio Turnover            11
Borrowings                      11
     PERFORMANCE INFORMATION    12
Total Return Information        12
     HOW TO BUY AND SELL
     SHARES                     13
     SHARE PRICES AND NET
     ASSET VALUE                14
     DIVIDENDS, OTHER
     DISTRIBUTIONS AND TAXES    15
Distribution Options            15
Taxes                           15
     MANAGEMENT AND
     ADMINISTRATION             16
Trustees and Officers           16
Investment Manager,
 Administrator, Distributor,
 and Sub-Adviser                16
Expenses                        17
Transfer Agent                  18
     INFORMATION
     REGARDING ORGANIZATION,
     CAPITALIZATION, AND
     OTHER MATTERS              19
The Fund                        19
The Portfolio                   20
     DESCRIPTION OF
     INVESTMENTS                22
     DIRECTORY                  25

SUMMARY

--------------------------------------------------
            The Fund and Portfolio; Risk Factors
--------------------------------------------------------------------------------
    The Fund is a series of the Trust and invests in the Portfolio which, in turn, invests in securities in accordance with an investment objective, policies and limitations that are identical to those of the Fund. This is sometimes called a master/feeder fund structure, because the Fund "feeds" shareholders' investments into the Portfolio, a "master" fund. The structure looks like this:

                                  SHAREHOLDERS


                                            BUY SHARES IN




                                      FUND


                                            INVESTS IN




                                   PORTFOLIO


                                            INVESTS IN




                           STOCKS & OTHER SECURITIES


    The trustees who oversee the Fund believe that this structure may benefit shareholders; investment in the Portfolio by investors in addition to the Fund may enable the Portfolio to achieve economies of scale that could reduce expenses. The Portfolio seeks long-term capital appreciation by investing primarily in securities considered by N&B Management to be undervalued relative to the market as a whole and whose issuers meet certain social criteria established by N&B Management ("Social Policy"). N&B Management evaluates companies to determine if they meet the Social Policy in the following major areas of concern: environment, and workplace diversity and employment. Companies are further evaluated to determine if they meet other aspects of the Social Policy, such as public health, type of products, and corporate citizenship. The Portfolio does not invest in companies which derive a significant portion of their total annual revenue from the following industries: nuclear power, tobacco, alcohol, gambling, or weapons. The Portfolio will seek to dispose of a security as soon as reasonably practicable if the issuer no longer meets the Social Policy, even though a sale at that time might not be desirable from a purely financial standpoint.

    For more information about the organization of the Fund and the Portfolio, including certain features of the master/feeder fund structure, see "Information Regarding Organization, Capitalization, and Other Matters" on page 19. An investment in the Fund involves certain risks, depending upon the types of investments made by the Portfolio. For more details about the Portfolio, its investments and their risks, see "Investment Program" on page 9, "Social Policy" on page 10, and "Description of Investments" on page 22.


    INVESTMENT STYLE:  Broadly diversified, large-cap value fund.

    PORTFOLIO CHARACTERISTICS: Seeks long-term capital appreciation by investing in common stocks of companies that meet both financial and social criteria.

-------------------
            Management
--------------------------------------------------------------------------------

    N&B Management, with the assistance of Neuberger&Berman, LLC ("Neuberger&Berman") as sub-adviser, selects investments for the Portfolio. N&B Management also provides administrative services to the Portfolio and the Fund and acts as distributor of Fund shares. See "Management and Administration" on page 16. If you want to know how to buy and sell shares of the Fund, see "How to Buy and Sell Shares" on page 13, and the policies set forth in the Plan.


--------------------------------------------------------------
            The Neuberger&Berman Investment Approach
--------------------------------------------------------------------------------

    In general, the Portfolio adheres to a value-oriented investment approach. A value-oriented portfolio manager buys stocks that are selling for a price that is lower than what the manager believes they are worth. These include stocks that are currently under-researched or are temporarily out of favor on Wall Street.

    Portfolio managers identify value stocks in several ways. One of the most common identifiers is a low price-to-earnings ratio -- that is, stocks selling at multiples of earnings per share that are lower than that of the market as a whole. Other criteria are high dividend yield, a strong balance sheet and financial position, a recent company restructuring with the potential to realize hidden values, strong management, and low price-to-book value (net value of the company's assets).

    A value-oriented manager believes that, over time, securities that are undervalued are more likely to appreciate in price and be subject to less risk of price decline than securities whose market prices have already reached their perceived economic values. This approach also contemplates selling portfolio securities when they are considered to have reached their potential.

EXPENSE INFORMATION

    This section gives you certain information about the expenses of the Fund and the Portfolio. See "Performance Information" for important facts about the investment performance of the Fund, after taking expenses into account.

------------------------------------------------
            Shareholder Transaction Expenses
--------------------------------------------------------------------------------
    As shown by this table, the Fund imposes no transaction charges when you buy or sell Fund shares.

    Sales Charge Imposed on Purchases                     NONE
    Sales Charge Imposed on Reinvested Dividends          NONE
    Deferred Sales Charges                                NONE
    Redemption Fees                                       NONE
    Exchange Fees                                         NONE

----------------------------------------------------
            Annual Fund Operating Expenses
            (as a percentage of average daily net assets)
--------------------------------------------------------------------------------

    The following table shows annual operating expenses for the Fund which are paid out of the assets of the Fund and which include the Fund's pro rata portion of the operating expenses of the Portfolio ("Total Operating Expenses"). "Total Operating Expenses" exclude interest, taxes, brokerage commissions, and extraordinary expenses.


    The Fund pays N&B Management an administration fee based on the Fund's average daily net assets. The Portfolio pays N&B Management a management fee based on the Portfolio's average daily net assets; a pro rata portion of this fee is borne indirectly by the Fund. "Management and Administration Fees" in the following table are based upon administration fees incurred by the Fund and management fees incurred by the Portfolio during the past fiscal year. For more information, see "Management and Administration" and the SAI.


    The Fund and the Portfolio incur other expenses for things such as accounting and legal fees, transfer agency fees, custodial fees, printing and furnishing shareholder statements and Fund reports and compensating trustees who are not affiliated with N&B Management ("Other Expenses"). Other Expenses in the following table are based on the Fund's and Portfolio's expenses for the past fiscal year. All expenses are factored into the Fund's share prices and dividends and are not charged directly to Fund shareholders.

      NEUBERGER&BERMAN          MANAGEMENT AND      12B-1     OTHER     TOTAL OPERATING
        EQUITY TRUST          ADMINISTRATION FEES    FEES    EXPENSES      EXPENSES
---------------------------------------------------------------------------------------
NYCDC SOCIALLY RESPONSIVE
TRUST                                0.60%           None     0.00%*        0.60%*



* Reflects N&B Management's expense reimbursement undertaking described below.



    As set forth in "Expenses" on page 17 N&B Management has voluntarily undertaken to reimburse the Fund if its Total Operating Expenses exceed certain limits. Absent the reimbursement, Other Expenses and Total Operating Expenses would be 0.13% and 0.73%, respectively, per annum of the average daily net assets of the Fund.



    For more information, see "Expenses" on page 17.


-------------
            Example
--------------------------------------------------------------------------------

    To illustrate the effect of Total Operating Expenses, let's assume that the Fund's annual return is 5% and that it had Total Operating Expenses described in the table above. For every $1,000 you invested in the Fund, you would have paid the following amounts of total expenses if you closed your account at the end of each of the following time periods:


            NEUBERGER&BERMAN
              EQUITY TRUST                1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------------------------
NYCDC SOCIALLY RESPONSIVE TRUST             $ 6        $ 19        $ 33         $75

    The assumption in this example of a 5% annual return is required by regulations of the SEC applicable to all mutual funds. THE INFORMATION IN THE PREVIOUS TABLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RATES OF RETURN; ACTUAL EXPENSES OR RETURNS MAY BE GREATER OR LESS THAN THOSE SHOWN, AND MAY CHANGE IF EXPENSE REIMBURSEMENTS CHANGE.

FINANCIAL HIGHLIGHTS
Neuberger&Berman

--------------------------------------------
            NYCDC Socially Responsive Trust
--------------------------------------------------------------------------------

    The financial information in the following table is for the Fund as of August 31, 1997 and prior periods. This information has been audited by the Fund's independent accountants. You may obtain, at no cost, further information about the performance of the Fund in its annual report to shareholders, which may be obtained by calling (212) 306-7760. The accountant's report is incorporated in the SAI by reference to the annual report. Also, see "Performance Information."

    The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. The per share amounts and ratios which are shown reflect income and expenses, including the Fund's proportionate share of the Portfolio's income and expenses. It should be read in conjunction with the Portfolio's Financial Statements and notes thereto.


                                                                                                                     For the
                                                                                                                   Period from
                                                                                     For the                    March 14, 1994(1)
                                                                              Year Ended August 31,               to August 31,
                                                                      1997             1996             1995          1994
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year                                   $14.42           $12.27           $10.43        $ 10.20
                                                                     ------------------------------------------------------------
Income From Investment Operations
  Net Investment Income                                                 .17              .14              .13            .06
  Net Gains or Losses on Securities (both realized and
    unrealized)                                                        4.38             2.44             1.82            .17
                                                                     ------------------------------------------------------------
      Total From Investment Operations                                 4.55             2.58             1.95            .23
                                                                     ------------------------------------------------------------
Less Distributions
  Dividends (from net investment income)                               (.16)            (.12)            (.11)            --
  Distributions (from net capital gains)                              (1.19)            (.31)              --             --
                                                                     ------------------------------------------------------------
      Total Distributions                                             (1.35)            (.43)            (.11)            --
                                                                     ------------------------------------------------------------
Net Asset Value, End of Year                                         $17.62           $14.42           $12.27        $ 10.43
                                                                     ------------------------------------------------------------
Total Return(2)                                                      +33.20%          +21.27%          +18.95%         +2.26%(3)
                                                                     ------------------------------------------------------------
Ratios/Supplemental Data
  Net Assets, End of Year (in millions)                              $188.9           $125.6           $ 88.5        $  68.6
                                                                     ------------------------------------------------------------
  Ratio of Gross Expenses to Average Net Assets(4)                      .60%             .60%              --             --
                                                                     ------------------------------------------------------------
  Ratio of Net Expenses to Average Net Assets(5)                        .60%             .60%             .60%           .60%(6)
                                                                     ------------------------------------------------------------
  Ratio of Net Investment Income to Average Net Assets(5)              1.11%            1.06%            1.26%          1.42%(6)
                                                                     ------------------------------------------------------------


See Notes to Financial Highlights

NOTES TO FINANCIAL HIGHLIGHTS



1)The date investment operations commenced.


2)Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each fiscal period and assumes dividends and other distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. Total return would have been lower if N&B Management had not reimbursed certain expenses.


3)Not annualized.


4)For fiscal periods ending after September 1, 1995, the Fund is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements. These ratios reflect the reimbursement of certain expenses.


5)After reimbursement of expenses by N&B Management. Had N&B Management not undertaken such action the annualized ratios of net expenses and net investment income to average daily net assets would have been:



                                                           For the
                                                         Period from
                               For the Year Ended       March 14, 1994
                                   August 31,           to August 31,
                            1997     1996      1995          1994
----------------------------------------------------------------------
Net Expenses                 .73%     .80%      .85%          .84%
                            ------------------------------------------
Net Investment Income        .98%     .86%     1.01%         1.18%
                            ------------------------------------------



6)Annualized.


7)Because the Fund invests only in the Portfolio and the Portfolio (rather than the Fund) engages in securities transactions, the Fund does not calculate a portfolio turnover rate or pay any brokerage commissions. The portfolio turnover rates for the Portfolio for the period from March 14, 1994 to August 31, 1994 and the years ended August 31, 1995, 1996, and 1997 were 14%, 58%,
  53%, and 51%, respectively. The average commission rates paid by the Portfolio for the years ended August 31, 1996 and 1997 were $0.0587 and $0.0568, respectively.

INVESTMENT PROGRAM


    The investment policies and limitations of the Fund are identical to those of the Portfolio. The Fund invests only in the Portfolio. Therefore, the following shows you the kinds of securities in which the Portfolio invests. For an explanation of some types of investments, see "Description of Investments" on page 22.

    Investment policies and limitations of the Fund and Portfolio are not fundamental unless otherwise specified in this Prospectus or the SAI. Fundamental policies may not be changed without shareholder approval. A non-fundamental policy or limitation may be changed by the trustees of the Trust or of Managers Trust without shareholder approval.
    Additional investment techniques, features, and limitations concerning the Portfolio's investment program are described in the SAI.
    The investment objective of the Fund and Portfolio is to seek long-term capital appreciation by investing primarily in securities of companies that meet both financial criteria and the Social Policy. This investment objective is not fundamental. There can be no assurance that the Fund or Portfolio will achieve its objective. The Fund, by itself, does not represent a comprehensive investment program.
    In seeking capital appreciation, the Portfolio generally follows a value-oriented investment approach to the selection of individual securities. Prospective investments are first subjected to detailed financial analysis and are not studied further unless N&B Management believes that they are currently undervalued relative to the issuer's assets and potential earning power.

    The Portfolio expects to be nearly fully invested at all times, primarily in common stock. It may also invest in convertible securities and preferred stock and in foreign securities and American Depositary Receipts ("ADRs") of foreign companies that meet the Social Policy. On occasion, deposits with community banks and credit unions may be considered for investment. However, any part of the Portfolio's assets may be retained temporarily in investment grade fixed income securities of non-governmental issuers, U.S. Government and Agency Securities, repurchase agreements, money market instruments, commercial paper, and cash and cash equivalents when N&B Management believes that significant adverse market, economic, political, or other circumstances require prompt action to avoid losses. In addition, the feeder funds that invest in the Portfolio deal with large institutional investors, and the Portfolio may hold such instruments pending investment or payout when the Portfolio has received a large influx of cash due to sales of Fund shares, or shares of another fund that invests in the Portfolio, or when it anticipates a substantial redemption. Generally, the foregoing temporary investments are selected with a concern for the social impact of each investment. Under normal conditions, at least 65% of the Portfolio's total assets are invested in accordance with the Social Policy, and at least 65% of its total assets are invested in equity securities. The Portfolio expects that substantially all of its equity securities will be selected in accordance with the Social Policy.



    The Portfolio may also engage in portfolio management techniques that are not subject to the Social Policy, such as lending securities and purchasing and selling put and call options on securities and currencies, futures contracts, options on futures contracts, and forward contracts.

-------------------
            Social Policy
--------------------------------------------------------------------------------

    Companies deemed acceptable from a financial standpoint are evaluated by N&B Management using a database that Neuberger&Berman has designed to develop and monitor information on companies in various categories of social criteria. N&B Management seeks to invest in issuers that show leadership in the following major areas of social impact: environment, and workplace diversity and employment. N&B Management also evaluates investments based on companies' records in other areas of concern: public health, type of products, and corporate citizenship.

    The Portfolio's social orientation is predicated in part on the belief that good corporate citizenship is good business; that is, good policies with respect to such social criteria as employment and environmental practices may often have a positive impact on the company's "bottom line." N&B Management recognizes, however, that many social criteria represent goals rather than achievements and that goals are often difficult to quantify. In each area, N&B Management seeks to elicit and understand management's vision of the company's social role and, in making investment decisions, gives weight to enlightened, progressive policies. The information used by N&B Management in evaluating prospective investments for conformity with the Social Policy is obtained primarily from services that specialize in reporting information from issuers or from agencies that oversee issuers' activities or compliance with laws and regulations. Additionally, the information may come from public interest groups and from N&B Management's discussions with company representatives. N&B Management attempts to assess the objectivity of all information that it receives. However, decisions made by N&B Management inevitably involve some level of subjective judgment.
    The Portfolio seeks to invest in companies that show leadership in addressing environmental problems effectively and in promoting progressive workplace policies, especially as they affect women and minorities. N&B Management seeks to identify companies committed to improving their environmental performance by examining their policies and programs in such areas as energy conservation, pollution reduction and control, waste management, recycling, and careful stewardship of natural resources. In a similar manner, N&B Management seeks to identify companies whose policies and practices recognize the importance of human resources to corporate productivity and the centrality of the work experience to the quality of life of all employees. The Portfolio seeks to invest in companies that demonstrate leadership in such areas as providing and promoting equal opportunity, investing in the training and re-training of workers, promoting a safe working environment, providing family-oriented flexible benefits, and involving workers in job and workflow engineering.

    In making investment decisions, N&B Management takes into account a company's record as a member of the various communities of which it is a part and its commitment to product quality and value. Currently, the Social Policy screens out any company that derives more than 5% of its total annual revenue from (i) manufacturing and selling alcohol and/or tobacco, (ii) sales in or services related to gambling, or (iii) the manufacturing of weapons systems. Additionally, the Portfolio does not invest in any company that derives its total annual revenue primarily from non-consumer sales to the military or that owns or operates one or more nuclear power facilities or is a major supplier of nuclear power services.

    Not every issuer selected by N&B Management will demonstrate leadership in each category of the Social Policy. The social records of most companies are written in shades of gray. For example, a company may have a progressive record in employee relations and community affairs but a poor one on product marketing issues. Another company may have a mixed record within a single area. Finally, it is often difficult to distinguish between a substantive commitment and public relations. This principle works both ways: there are many companies with excellent records on social issues that maintain a low profile for one reason or another. Taking these factors into consideration, N&B Management emphasizes the overall approach that companies take toward the areas of social impact and pays particular attention to progress achieved toward the goals of the Social Policy.
    If securities held by the Portfolio no longer satisfy the Social Policy, the Portfolio will seek to dispose of the securities as soon as reasonably practicable, which may cause the Portfolio to sell the securities at a time not desirable from a purely financial standpoint.

            Short-Term Trading; Portfolio Turnover
--------------------------------------------------------------------------------

    Although the Portfolio does not purchase securities with the intention of profiting from short-term trading, the Portfolio may sell portfolio securities when N&B Management believes that such action is advisable. See "Notes to Financial Highlights" for more information about the portfolio turnover rate of the Portfolio.


-----------------
            Borrowings
--------------------------------------------------------------------------------
    The Portfolio has a fundamental policy that it may not borrow money, except that it may (1) borrow money from banks for temporary or emergency purposes and not for leveraging or investment and (2) enter into reverse repurchase agreements for any purpose, so long as the aggregate amount of borrowings and reverse repurchase agreements does not exceed one-third of the Portfolio's total assets (including the amount borrowed) less liabilities (other than borrowings). The Portfolio does not expect to borrow money or to enter into reverse repurchase agreements. As a non-fundamental policy, the Portfolio may not purchase portfolio securities if its outstanding borrowings, including reverse repurchase agreements, exceed 5% of its total assets.

PERFORMANCE INFORMATION

    The performance of the Fund is commonly measured as TOTAL RETURN. TOTAL RETURN is the change in value of an investment in a fund over a particular period, assuming that all distributions have been reinvested. Thus, total return reflects dividends, other distributions, and variations in share prices from the beginning to the end of a period.

    An average annual total return is a hypothetical rate of return that, if achieved annually, would result in the same cumulative total return as was actually achieved for the period. This evens out year-to-year variations in actual performance. Past results do not, of course, guarantee future performance. Share prices may vary, and your shares when redeemed may be worth more or less than your original purchase price.


    The Fund's average annual total returns for the one-year period ended August 31, 1997 and for the period from its inception through August 31, 1997 were +33.20% and +21.44%, respectively. Had N&B Management not reimbursed certain expenses, total return would have been lower. Further information regarding the Fund's performance is presented in its annual report to shareholders, which is available without charge by calling the Plan at (212) 306-7760.


----------------------------------
            Total Return Information
--------------------------------------------------------------------------------
    You can obtain current performance information about the Fund by calling the Plan at (212) 306-7760.

HOW TO BUY AND SELL SHARES


    YOU CAN BUY AND SELL (REDEEM) SHARES OF THE FUND ONLY AS SET FORTH IN THE PLAN. Shares are purchased and sold at the next price calculated on a day the New York Stock Exchange ("NYSE") is open, after a purchase or sales order is received and accepted by the trustee of the Plan as set forth in the Plan. A participant should consult the Plan to determine the time by which it must receive an order so that Fund shares can be purchased or sold at that day's price. Prices for shares of the Fund are calculated as of the close of regular trading on the NYSE, usually 4 p.m. Eastern time. The Plan may be closed on days when the NYSE is open. As a result, prices for Fund shares may be significantly affected on days when a participant has no access to the Plan to buy or sell shares.


--------------------------
            Other Information
--------------------------------------------------------------------------------


    ----- The Plan must pay for shares it purchases on its participants' behalf in U.S. dollars.


    ----- The Fund has the right to suspend the offering of its shares for a period of time. The Fund also has the right to accept or reject a purchase order in its sole discretion.


    ----- Redemption proceeds will be paid to the Plan in the manner and at the times agreed with N&B Management, but in any case within three business days (under unusual circumstances the Fund may take longer, as permitted by law). The Plan may not follow the same procedures for payment of redemption proceeds to its participants.



    ----- The Fund may suspend redemptions or postpone payments on days when the NYSE is closed, when trading on the NYSE is restricted, or as permitted by the SEC.

SHARE PRICES AND NET ASSET VALUE

    The Fund's shares are bought or sold at a price that is the Fund's net asset value ("NAV") per share. The NAVs for the Fund and the Portfolio are calculated by subtracting liabilities from total assets (in the case of the Portfolio, the market value of the securities the Portfolio holds plus cash and other assets; in the case of the Fund, its percentage interest in the Portfolio, multiplied by the Portfolio's NAV, plus any other assets). The Fund's per share NAV is calculated by dividing its NAV by the number of Fund shares outstanding and rounding the result to the nearest full cent. The Fund and the Portfolio calculate their NAVs as of the close of regular trading on the NYSE, usually 4 p.m. Eastern time, on each day the NYSE is open.

    The Portfolio values securities (including options) listed on the NYSE, the American Stock Exchange, or other national securities exchanges or quoted on Nasdaq, and other securities for which market quotations are readily available, at the last sale price on the day the securities are being valued. If there is no reported sale of such a security on that day, the security is valued at the mean between its closing bid and asked prices on that day. The Portfolio values all other securities and assets, including restricted securities, by a method that the trustees of Managers Trust believe accurately reflects fair value.


    If N&B Management believes that the price of a security obtained under the Portfolio's valuation procedures (as described above) does not represent the amount that the Portfolio reasonably expects to receive on a current sale of the security, the Portfolio will value the security based on a method that the trustees of Managers Trust believe accurately reflects fair value.

DIVIDENDS, OTHER DISTRIBUTIONS
AND TAXES

    The Fund distributes, normally in December, substantially all of its share of any net investment income (net of the Fund's expenses), any net capital gains from investment transactions, and any net gains from foreign currency transactions earned or realized by the Portfolio.


-----------------------------
            Distribution Options
--------------------------------------------------------------------------------

    REINVESTMENT IN SHARES. All dividends and other distributions paid on shares of the Fund are automatically reinvested in additional shares of the Fund, unless the Plan elects to receive them in cash. Dividends and other distributions are reinvested at the Fund's per share NAV, usually as of the date the dividend or other distribution is payable.

    DISTRIBUTIONS IN CASH. The Plan may elect to receive dividends in cash, with other distributions being reinvested in additional Fund shares, or to receive all dividends and other distributions in cash.

----------
            Taxes
--------------------------------------------------------------------------------

    The Fund intends to continue to qualify for treatment as a regulated investment company under the Internal Revenue Code of 1986, as amended ("Code"), so that it will not have to pay federal income tax on that part of its taxable income and realized gains that it distributes to the Plan.

    Fund shares currently are offered only to the trustee of the Plan acting on behalf of the participants in the Plan. Because the Plan is an eligible deferred compensation plan under section 457 of the Code, taxes on distributions from the Fund to the Plan are deferred. Individual participants in the Plan should consult the Plan documents and their own tax advisers for information on the tax consequences associated with participating in an investment in the Fund through the Plan. See the SAI for additional tax information.

MANAGEMENT AND ADMINISTRATION

-------------------------------
            Trustees and Officers
--------------------------------------------------------------------------------

    The trustees of the Trust and the trustees of Managers Trust, who are currently the same individuals, have oversight responsibility for the operations of the Fund and the Portfolio, respectively. The SAI contains general background information about each trustee and officer of the Trust and of Managers Trust. The trustees and officers of the Trust and of Managers Trust who are officers and/or directors of N&B Management and/or principals of Neuberger&Berman serve without compensation from the Fund or the Portfolio.


--------------------------------------------------
            Investment Manager, Administrator,
            Distributor, and Sub-Adviser
--------------------------------------------------------------------------------

    N&B Management serves as the investment manager of the Portfolio, as administrator of the Fund, and as distributor of the shares of the Fund. N&B Management and its predecessor firms have specialized in the management of no-load mutual funds since 1950. In addition to serving the Portfolio, N&B Management currently serves as investment manager of other mutual funds. Neuberger&Berman acts as sub-adviser for the Portfolio and other mutual funds managed by N&B Management. The mutual funds managed by N&B Management and Neuberger&Berman had aggregate net assets of approximately $21.2 billion as of September 30, 1997.


    As sub-adviser, Neuberger&Berman furnishes N&B Management with investment recommendations and research without added cost to the Portfolio. N&B Management compensates Neuberger&Berman for its costs in connection with those services. Neuberger&Berman has advised clients in selecting socially responsive investments since 1990. Neuberger&Berman is a member firm of the NYSE and other principal exchanges and acts as the Portfolio's principal broker in the purchase and sale of its securities. Neuberger&Berman and its affiliates, including N&B Management, manage securities accounts that had approximately $54.1 billion of assets as of September 30, 1997. All of the voting stock of N&B Management is owned by individuals who are principals of Neuberger&Berman.


    Janet Prindle is manager of the Portfolio and Robert Ladd and Ingrid Saukaitis are associate managers of the Portfolio. Ms. Prindle, a Vice President of N&B Management since November 1993, has been a principal of Neuberger& Berman since 1983. Ms. Prindle has been responsible for the Portfolio since its inception in March 1994. Ms. Prindle is Director of Socially Responsive Investment Services at Neuberger&Berman and has been researching and developing corporate responsibility criteria as they apply to investments since 1989. She has been managing money using these criteria since 1990. Mr. Ladd and Ms. Saukaitis have had responsibility for the Portfolio since December 1997. During the five years prior thereto, Mr. Ladd was a portfolio manager for Neuberger&Berman. Ms. Saukaitis has been Director of Social Research for Neuberger&Berman since February 1997. From 1995 to January 1997, she was a project director for a non-profit group that provided social research on companies to the investment industry. Both Mr. Ladd and Ms. Saukaitis are Assistant Vice Presidents of N&B Management.

    Neuberger&Berman acts as the principal broker for the Portfolio in the purchase and sale of portfolio securities and in the sale of covered call options, and for those services receives brokerage commissions. In effecting securities transactions, the Portfolio seeks to obtain the best price and execution of orders. For more information, see the SAI.
    The principals and employees of Neuberger&Berman and officers and employees of N&B Management, together with their families, have invested over $100 million of their own money in Neuberger&Berman Funds(R).
    To mitigate the possibility that the Portfolio will be adversely affected by employees' personal trading, the Trust, Managers Trust, N&B Management, and Neuberger&Berman have adopted policies that restrict securities trading in the personal accounts of the portfolio managers and others who normally come into possession of information on portfolio transactions.

---------------
            Expenses
--------------------------------------------------------------------------------

    N&B Management provides investment management services to the Portfolio that include, among other things, making and implementing investment decisions and providing facilities and personnel necessary to operate the Portfolio. For investment management services, the Portfolio pays N&B Management a fee at the annual rate of 0.55% of the first $250 million of the Portfolio's average daily net assets, 0.525% of the next $250 million, 0.50% of the next $250 million, 0.475% of the next $250 million, 0.45% of the next $500 million, and 0.425% of average daily net assets in excess of $1.5 billion.


    N&B Management provides administrative services to the Fund that include furnishing facilities and personnel for the Fund. For such administrative services, the Fund pays N&B Management a fee at the annual rate of 0.05% of the Fund's average daily net assets. With the Fund's consent, N&B Management may subcontract to third parties some of its responsibilities to the Fund under the administration agreement.


    The Fund bears all expenses of its operations other than those borne by N&B Management as administrator of the Fund and as distributor of its shares. The Portfolio bears all expenses of its operations other than those borne by N&B Management as investment manager of the Portfolio. These expenses include the "Other Expenses" described on page 5.

    See "Expense Information -- Annual Fund Operating Expenses" for information about how these fees and expenses may affect the value of your investment.


    N&B Management has voluntarily undertaken to reimburse the Fund for its Total Operating Expenses which exceed, in the aggregate, 0.60% per annum of the Fund's average daily net assets. N&B Management may terminate this undertaking to the Fund by giving at least 60 days' prior written notice to the Fund. The effect of reimbursement by N&B Management is to reduce the Fund's expenses and thereby increase its total return.


    During its 1997 fiscal year, the Fund accrued administration fees and a pro rata portion of the Portfolio's management fees (prior to the expense reimbursement) as a percentage of the Fund's average daily net assets, of 0.60%.


    During its 1997 fiscal year, the Fund bore aggregate expenses as a percentage of its average daily net assets, after taking into consideration N&B Management's expense reimbursement, of 0.60%.


---------------------
            Transfer Agent
--------------------------------------------------------------------------------
    The Fund's transfer agent is State Street Bank and Trust Company ("State Street"). State Street administers purchases, redemptions, and transfers of Fund shares with respect to the Plan and the payment of dividends and other distributions to the Plan. Questions should be directed to the Plan's address.

INFORMATION REGARDING ORGANIZATION,
CAPITALIZATION, AND OTHER MATTERS


--------------
            The Fund
--------------------------------------------------------------------------------

    The Fund is a separate operating series of the Trust, a Delaware business trust organized pursuant to a Trust Instrument dated as of May 6, 1993. The Trust is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, open-end management investment company, commonly known as a mutual fund. The Trust has seven separate series. The Fund invests all of its net investable assets in the Portfolio, receiving a beneficial interest in the Portfolio. The trustees of the Trust may establish additional series or classes of shares without the approval of shareholders. The assets of a series belong only to that series, and the liabilities of a series are borne solely by that series and no other.


    DESCRIPTION OF SHARES. The Fund is authorized to issue an unlimited number of shares of beneficial interest (par value $0.001 per share). Shares of the Fund represent equal proportionate interests in the assets of the Fund only and have identical voting, dividend, redemption, liquidation, and other rights. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other rights to subscribe to any additional shares.

    SHAREHOLDER MEETINGS. The trustees of the Trust do not intend to hold annual meetings of shareholders of the Fund. The trustees will call special meetings of shareholders of the Fund only if required under the 1940 Act or in their discretion or upon the written request of holders of 10% or more of the outstanding shares of the Fund entitled to vote.

    CERTAIN PROVISIONS OF TRUST INSTRUMENT. Under Delaware law, the shareholders of the Fund will not be personally liable for the obligations of the Fund; a shareholder is entitled to the same limitation of personal liability extended to shareholders of a corporation. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or the Fund contain a statement that such obligation may be enforced only against the assets of the Trust or Fund and provides for indemnification out of the Trust or Fund property of any shareholder nevertheless held personally liable for Trust or Fund obligations, respectively.


    OTHER. Because Fund shares can be bought, owned and sold only through the Plan, a participant in the Plan may be unable to purchase additional shares and/or may be required to redeem shares (and possibly incur a tax liability) if the participant no longer has a relationship with the Plan or if the Plan no longer has a contract with N&B Management.

-------------------
            The Portfolio
--------------------------------------------------------------------------------
    The Portfolio is a separate operating series of Managers Trust, a New York common law trust organized as of December 1, 1992. Managers Trust is registered under the 1940 Act as a diversified, open-end management investment company. Managers Trust has six separate portfolios. The assets of the Portfolio belong only to the Portfolio, and the liabilities of the Portfolio are borne solely by the Portfolio and no other.


    FUND'S INVESTMENT IN THE PORTFOLIO. The Fund is a "feeder fund" that seeks to achieve its investment objective by investing all of its net investable assets in the Portfolio, which is a "master fund." The Portfolio, which has the same investment objective, policies, and limitations as the Fund, in turn invests in securities; the Fund thus acquires an indirect interest in those securities.


    The Fund's investment in the Portfolio is in the form of a non-transferable beneficial interest. Members of the general public may not purchase a direct interest in the Portfolio. Neuberger&Berman Socially Responsive Fund, a mutual fund that is a series of Neuberger&Berman Equity Funds(R) ("N&B Equity Funds"), invests all of its net investable assets in the Portfolio. Neuberger&Berman Socially Responsive Trust, a mutual fund that is a series of Neuberger&Berman Equity Assets ("N&B Equity Assets"), invests all of its net investable assets in the Portfolio. The shares of Neuberger&Berman Socially Responsive Fund (but not of Neuberger&Berman Socially Responsive Trust) are available for purchase by members of the general public. The Fund does not sell its shares directly to members of the general public.


    The Portfolio may also permit other investment companies and/or other institutional investors to invest in the Portfolio. All investors will invest in the Portfolio on the same terms and conditions as the Fund and will pay a proportionate share of the Portfolio's expenses. Other investors in the Portfolio (including the series of N&B Equity Funds and N&B Equity Assets) are not required to sell their shares at the same public offering price as the Fund, could have a different administration fee and expenses than the Fund, and (except the series of N&B Equity Funds and N&B Equity Assets) might charge a sales commission. Therefore, Fund shareholders may have different returns than shareholders in another investment company that invests exclusively in the Portfolio. Information regarding any fund that invests in the Portfolio is available from N&B Management by calling 800-877-9700.


    The trustees of the Trust believe that investment in the Portfolio by the series of N&B Equity Funds or N&B Equity Assets or by other potential investors in addition to the Fund may enable the Portfolio to realize economies of scale that could reduce its operating expenses, thereby producing higher returns and benefitting all shareholders. However, the Fund's investment in the Portfolio may be affected by the actions of other large investors in the Portfolio, if any. For example, if a large investor in the Portfolio (other than the Fund) redeemed its interest in the Portfolio, the Portfolio's remaining investors (including the Fund) might, as a result, experience higher pro rata operating expenses, thereby producing lower returns.
    The Fund may withdraw its entire investment from the Portfolio at any time, if the trustees of the Trust determine that it is in the best interests of the Fund and its shareholders to do so. The Fund might withdraw, for example, if there were other investors in the Portfolio with power to, and who did by a vote of all investors (including the Fund), change the investment objective, policies or limitations of the Portfolio in a manner not acceptable to the trustees of the Trust. A withdrawal could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) by the Portfolio to the Fund. That distribution could result in a less diversified portfolio of investments for the Fund and could affect adversely the liquidity of the Fund's investment portfolio. If the Fund decided to convert those securities to cash, it usually would incur brokerage fees or other transaction costs. If the Fund withdrew its investment from the Portfolio, the trustees of the Trust would consider what actions might be taken, including the investment of all of the Fund's net investable assets in another pooled investment entity having substantially the same investment objective as the Fund or the retention by the Fund of its own investment manager to manage its assets in accordance with its investment objective, policies, and limitations. The inability of the Fund to find a suitable replacement could have a significant impact on shareholders.

    INVESTOR MEETINGS AND VOTING. The Portfolio normally will not hold meetings of investors except as required by the 1940 Act. Each investor in the Portfolio will be entitled to vote in proportion to its relative beneficial interest in the Portfolio. On most issues subjected to a vote of investors, the Fund will solicit proxies from its shareholders and will vote its interest in the Portfolio in proportion to the votes cast by the Fund's shareholders. If there are other investors in the Portfolio, there can be no assurance that any issue that receives a majority of the votes cast by Fund shareholders will receive a majority of votes cast by all Portfolio investors; indeed, if other investors hold a majority interest in the Portfolio, they could have voting control of the Portfolio.

    CERTAIN PROVISIONS. Each investor in the Portfolio, including the Fund, will be liable for all obligations of the Portfolio. However, the risk of an investor in the Portfolio incurring financial loss beyond the amount of its investment on account of such liability would be limited to circumstances in which the Portfolio had inadequate insurance and was unable to meet its obligations out of its assets. Upon liquidation of the Portfolio, investors would be entitled to share pro rata in the net assets of the Portfolio available for distribution to investors.

DESCRIPTION OF INVESTMENTS

    In addition to common stocks and other securities referred to in "Investment Program" herein, the Portfolio may make the following investments, among others, individually or in combination, although it may not necessarily buy all of the types of securities or use all of the investment techniques that are described. For additional information on the following investments and on other types of investments which the Portfolio may make, see the SAI.


    ILLIQUID, RESTRICTED AND RULE 144A SECURITIES. The Portfolio may invest up to 15% of its net assets in illiquid securities, which are securities that cannot be expected to be sold within seven days at approximately the price at which they are valued. These may include unregistered or other restricted securities and repurchase agreements maturing in greater than seven days. Illiquid securities may also include commercial paper under section 4(2) of the Securities Act of 1933, as amended, and Rule 144A securities (restricted securities that may be traded freely among qualified institutional buyers pursuant to an exemption from the registration requirements of the securities laws); these securities are considered illiquid unless N&B Management, acting pursuant to guidelines established by the trustees of Managers Trust, determines they are liquid. Generally, foreign securities freely tradable in their principal market are not considered restricted or illiquid. Illiquid securities may be difficult for the Portfolio to value or dispose of due to the absence of an active trading market. The sale of some illiquid securities by the Portfolio may be subject to legal restrictions which could be costly to the Portfolio.


    FOREIGN SECURITIES. Foreign securities are those of issuers organized and doing business principally outside the United States, including non-U.S. governments, their agencies, and instrumentalities. The Portfolio may invest up to 10% of the value of its total assets in foreign securities. The 10% limitation does not apply to foreign securities that are denominated in U.S. dollars, including ADRs. Foreign securities (including those denominated in U.S. dollars, such as ADRs) are affected by political and economic developments in foreign countries. Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations. In addition, foreign markets may be less liquid and more volatile than U.S. markets and may offer less protection to investors. Investments in foreign securities that are not denominated in U.S. dollars (including those made through ADRs) may be subject to special risks, such as governmental regulation of foreign exchange transactions and changes in rates of exchange with the U.S. dollar, irrespective of the performance of the underlying investment.


    COVERED CALL OPTIONS. The Portfolio may try to reduce the risk of securities price changes (hedge) or generate income by writing (selling) covered call options against portfolio securities and may purchase call options in related closing transac-tions. When the Portfolio writes a covered call option against a security, the Portfolio is obligated to sell that security to the purchaser of the option at a fixed price at any time during a specified period if the purchaser decides to exercise the option. The maximum price the Portfolio may realize on the security during the option period is the fixed price; the Portfolio continues to bear the risk of a decline in the security's price, although this risk is reduced, at least in part, by the premium received for writing the option.


    The primary risks in using call options are (1) possible lack of a liquid secondary market for options and the resulting inability to close out options when desired; (2) the fact that use of options is a highly specialized activity that involves skills, techniques, and risks (including price volatility and a high degree of leverage) different from those associated with selection of the Portfolio's securities; (3) the fact that, although use of these instruments for hedging purposes can reduce the risk of loss, they also can reduce the opportunity for gain by offsetting favorable price movements in hedged investments; and (4) the possible inability of the Portfolio to purchase or sell a security at a time that would otherwise be favorable for it to do so, or the possible need for the Portfolio to sell a security at a disadvantageous time, due to its need to maintain "cover" in connection with its use of these instruments.


    FIXED INCOME SECURITIES. "Investment grade" debt securities are those receiving one of the four highest ratings from Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's, or another nationally recognized statistical rating organization ("NRSRO") or, if unrated by any NRSRO, deemed by N&B Management to be of comparable quality to such rated securities ("Comparable Unrated Securities"). Securities rated by Moody's in its fourth highest category
(Baa) or Comparable Unrated Securities may be deemed to have speculative characteristics. The value of the fixed income securities in which the Portfolio may invest is likely to decline in times of rising market interest rates. Conversely, when rates fall, the value of the Portfolio's fixed income investments is likely to rise.

    CONVERTIBLE SECURITIES. The Portfolio may invest up to 20% of its net assets in convertible securities. A convertible security is a bond, debenture, note, preferred stock, or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Convertible securities generally have features of both common stocks and debt securities. The Portfolio does not intend to purchase any convertible securities that are not investment grade.


    U.S. GOVERNMENT AND AGENCY SECURITIES. The Portfolio may purchase U.S. Government and Agency Securities. U.S. Government Securities are obligations of the U.S. Treasury backed by the full faith and credit of the United States. U.S. Government Agency Securities are issued or guaranteed by U.S. Government agencies or by instrumentalities of the U.S. Government, such as the Government

National Mortgage Association, Fannie Mae (formerly, Federal National Mortgage Association), Freddie Mac (formerly, Federal Home Loan Mortgage Corporation), Student Loan Marketing Association (commonly known as "Sallie Mae"), and Tennessee Valley Authority. Some U.S. Government Agency Securities are supported by the full faith and credit of the United States, while others may be supported by the issuer's ability to borrow from the U.S. Treasury, subject to the Treasury's discretion in certain cases, or only by the credit of the issuer. U.S. Government Agency Securities include U.S. Government Agency mortgage-backed securities. The market prices of U.S. Government and Agency Securities are not guaranteed by the Government.



    REPURCHASE AGREEMENTS/SECURITIES LOANS. In a repurchase agreement, the Portfolio buys a security from a Federal Reserve member bank or a securities dealer and simultaneously agrees to sell it back at a higher price, at a specified date, usually less than a week later. The underlying securities must fall within the Portfolio's investment policies and limitations. The Portfolio also may lend portfolio securities to banks, brokerage firms, or institutional investors to earn income. Costs, delays, or losses could result if the selling party to a repurchase agreement or the borrower of portfolio securities becomes bankrupt or otherwise defaults. N&B Management monitors the creditworthiness of sellers and borrowers.

DIRECTORY

INVESTMENT MANAGER, ADMINISTRATOR,
AND DISTRIBUTOR
Neuberger&Berman Management Incorporated
605 Third Avenue 2nd Floor
New York, NY 10158-0180

PLAN
Deferred Compensation Plan of the
City of New York and Related Agencies
and Instrumentalities
40 Rector Street, 3rd Floor
New York, NY 10006
(212) 306-7760

SUB-ADVISER
Neuberger&Berman, LLC
605 Third Avenue
New York, NY 10158-3698

CUSTODIAN AND TRANSFER AGENT
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

Correspondence should be sent to:
Deferred Compensation Plan of the
City of New York and Related Agencies
and Instrumentalities
40 Rector Street, 3rd Floor
New York, NY 10006
(212) 306-7760

LEGAL COUNSEL
Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, NW
2nd Floor
Washington, DC 20036-1800


Neuberger&Berman NYCDC Socially Responsive Trust is a service mark of Neuberger&Berman Management Inc.


(C) 1997 Neuberger&Berman Management Incorporated.

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

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

                 (This page has been left blank intentionally.)

--------------------------------------------------------------------------------

       NEUBERGER & BERMAN NYCDC SOCIALLY RESPONSIVE TRUST AND PORTFOLIO

                       STATEMENT OF ADDITIONAL INFORMATION

                             DATED DECEMBER 15, 1997


                              A NO-LOAD MUTUAL FUND
             605 THIRD AVENUE, 2ND FLOOR, NEW YORK, NY 10158-0180

--------------------------------------------------------------------------------


            NEUBERGER & BERMAN NYCDC SOCIALLY RESPONSIVE TRUST ("FUND"), A SERIES OF NEUBERGER & BERMAN EQUITY TRUST ("TRUST"), IS A NO-LOAD MUTUAL FUND THAT OFFERS SHARES PURSUANT TO A PROSPECTUS DATED DECEMBER 15, 1997. THE FUND INVESTS ALL OF ITS NET INVESTABLE ASSETS IN NEUBERGER & BERMAN SOCIALLY RESPONSIVE PORTFOLIO ("PORTFOLIO"). YOU CAN BUY, OWN, AND SELL FUND SHARES ONLY THROUGH THE DEFERRED COMPENSATION PLAN OF THE CITY OF NEW YORK AND RELATED AGENCIES AND INSTRUMENTALITIES ("PLAN").

            The Fund's Prospectus provides basic information that an investor should know before investing. A copy of the Prospectus may be obtained, without charge, from the Plan by calling 212-306-7760.

            This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Prospectus.

            No person has been authorized to give any information or to make any representations not contained in the Prospectus or in this SAI in connection with the offering made by the Prospectus, and, if given or made, such information or representations must not be relied upon as having been authorized by the Fund or its distributor. The Prospectus and this SAI do not constitute an offering by the Fund or its distributor in any jurisdiction in which such offering may not lawfully be made.

                                TABLE OF CONTENTS

                                                                          PAGE
                                                                          ----

INVESTMENT INFORMATION.......................................................1
      Investment Policies and Limitations....................................1
      Investment Insight.....................................................4
      Description of Social Policy...........................................7
      Additional Investment Information.....................................11


PERFORMANCE INFORMATION.....................................................26
      Total Return Computations.............................................26
      Comparative Information...............................................27
      Other Performance Information.........................................28


CERTAIN RISK CONSIDERATIONS.................................................28


TRUSTEES AND OFFICERS.......................................................29


INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES...........................35
      Investment Manager and Administrator..................................35
      Sub-Adviser...........................................................37
      Investment Companies Managed..........................................38
      Management and Control of N&B Management..............................40


DISTRIBUTION ARRANGEMENTS...................................................41


ADDITIONAL REDEMPTION INFORMATION...........................................42
      Suspension of Redemptions.............................................42
      Redemptions in Kind...................................................42


DIVIDENDS AND OTHER DISTRIBUTIONS...........................................43


ADDITIONAL TAX INFORMATION..................................................43
      Taxation of the Fund..................................................43
      Taxation of the Portfolio.............................................44


PORTFOLIO TRANSACTIONS......................................................48
      Portfolio Turnover....................................................52

REPORTS TO SHAREHOLDERS.....................................................52


CUSTODIAN AND TRANSFER AGENT................................................53


INDEPENDENT ACCOUNTANTS.....................................................53


LEGAL COUNSEL...............................................................53


CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES.........................53


REGISTRATION STATEMENT......................................................53


FINANCIAL STATEMENTS........................................................54


Appendix A..................................................................55
      RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER.......................55

                             INVESTMENT INFORMATION

            The Fund is a separate operating series of the Trust, a Delaware business trust that is registered with the Securities and Exchange Commission ("SEC") as an open-end management investment company. The Fund seeks its investment objective by investing all of its net investable assets in the Portfolio, a series of Equity Managers Trust ("Managers Trust") that has an investment objective identical to that of the Fund. The Portfolio, in turn, invests in securities in accordance with an investment objective, policies, and limitations identical to those of the Fund. (The Trust and Managers Trust, which is an open-end management investment company managed by Neuberger & Berman Management Incorporated ("N&B Management") are together referred to below as the "Trusts.")

            The following information supplements the discussion in the Prospectus of the investment objective, policies, and limitations of the Fund and Portfolio. The investment objective and, unless otherwise specified, the investment policies and limitations of the Fund and Portfolio are not fundamental. Any investment objective, policy or limitation that is not fundamental may be changed by the trustees of the Trust ("Fund Trustees") or of Managers Trust ("Portfolio Trustees") without shareholder approval. The fundamental investment policies and limitations of the Fund or the Portfolio may not be changed without the approval of the lesser of (1) 67% of the total units of beneficial interest ("shares") of the Fund or Portfolio represented at a meeting at which more than 50% of the outstanding Fund or Portfolio shares are represented or (2) a majority of the outstanding shares of the Fund or Portfolio. These percentages are required by the Investment Company Act of 1940 ("1940 Act") and are referred to in this SAI as a "1940 Act majority vote." Whenever the Fund is called upon to vote on a change in a fundamental investment policy or limitation of the Portfolio, the Fund casts its votes in proportion to the votes of its shareholders at a meeting thereof called for that purpose.

INVESTMENT POLICIES AND LIMITATIONS

            The Fund has the following fundamental investment policy, to enable it to invest in the Portfolio:

      Notwithstanding any other investment policy of the Fund, the Fund may invest all of its investable assets in an open-end management investment company having substantially the same investment objective, policies, and limitations as the Fund.

            All other fundamental investment policies and limitations and the non-fundamental investment policies and limitations of the Fund are identical to those of the Portfolio. Therefore, although the following discusses the investment policies and limitations of the Portfolio, it applies equally to the Fund.

            Except for the limitation on borrowing, any investment policy or limitation that involves a maximum percentage of securities or assets will not be considered to be violated unless the percentage limitation is exceeded immediately after, and because of, a transaction by the Portfolio.

            The Portfolio's fundamental investment policies and limitations are as follows:

            1. BORROWING. The Portfolio may not borrow money, except that the Portfolio may (i) borrow money from banks for temporary or emergency purposes and not for leveraging or investment and (ii) enter into reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If at any time borrowings exceed 33-1/3% of the value of the Portfolio's total assets, the Portfolio will reduce its borrowings within three days (excluding Sundays and holidays) to the extent necessary to comply with the 33-1/3% limitation.

            2. COMMODITIES. The Portfolio may not purchase physical commodities or contracts thereon, unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit the Portfolio from purchasing futures contracts or options (including options on futures contracts, but excluding options or futures contracts on physical commodities) or from investing in securities of any kind.

            3. DIVERSIFICATION. The Portfolio may not, with respect to 75% of the value of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, (i) more than 5% of the value of the Portfolio's total assets would be invested in the securities of that issuer or
(ii) the Portfolio would hold more than 10% of the outstanding voting securities of that issuer.

            4. INDUSTRY CONCENTRATION. The Portfolio may not purchase any security if, as a result, 25% or more of its total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry. This limitation does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities.

            5. LENDING. The Portfolio may not lend any security or make any other loan if, as a result, more than 33-1/3% of its total assets (taken at current value) would be lent to other parties, except, in accordance with its investment objective, policies, and limitations, (i) through the purchase of a portion of an issue of debt securities or (ii) by engaging in repurchase agreements.

            6. REAL ESTATE. The Portfolio may not purchase real estate unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit the Portfolio from purchasing securities issued by entities or investment vehicles that own or deal in real estate or interests therein or instruments secured by real estate or interests therein.

            7. SENIOR SECURITIES. The Portfolio may not issue senior securities, except as permitted under the 1940 Act.

            8. UNDERWRITING. The Portfolio may not underwrite securities of other issuers, except to the extent that the Portfolio, in disposing of portfolio securities, may be deemed to be an underwriter within the meaning of the Securities Act of 1933 ("1933 Act").

      For purposes of the limitation on commodities, the Portfolio does not consider foreign currencies or forward contracts to be physical commodities.

            The Portfolio's non-fundamental investment policies and limitations are as follows:

            1.  BORROWING.   The  Portfolio  may  not  purchase   securities  if
outstanding borrowings, including any reverse repurchase agreements, exceed 5% of its total assets.

            2. LENDING. Except for the purchase of debt securities and engaging in repurchase agreements, the Portfolio may not make any loans other than securities loans.




            3. MARGIN TRANSACTIONS. The Portfolio may not purchase securities on margin from brokers or other lenders, except that the Portfolio may obtain such short-term credits as are necessary for the clearance of securities transactions. Margin payments in connection with transactions in futures contracts and options on futures contracts shall not constitute the purchase of securities on margin and shall not be deemed to violate the foregoing limitation.


            4. FOREIGN SECURITIES. The Portfolio may not invest more than 10% of the value of its total assets in securities of foreign issuers, provided that this limitation shall not apply to foreign securities denominated in U.S. dollars, including American Depositary Receipts ("ADRs").








            5. ILLIQUID SECURITIES. The Portfolio may not purchase any security if, as a result, more than 15% of its net assets would be invested in illiquid securities. Illiquid securities include securities that cannot be sold within seven days in the ordinary course of business for approximately the amount at which the Portfolio has valued the securities, such as repurchase agreements maturing in more than seven days.











      In addition, although the Portfolio does not have a policy limiting its investment in warrants, the Portfolio does not currently intend to invest in warrants unless acquired in units or attached to securities.





INVESTMENT INSIGHT


            Securities for the Portfolio are selected through a two-phase process. The first is financial. The portfolio manager analyzes a universe of companies according to N&B Management's value-oriented philosophy and looks for stocks which are undervalued for any number of reasons. The manager focuses on financial fundamentals, including balance sheet ratios and cash flow analysis, and meets with company management in an effort to understand how those unrecognized values might be realized in the market.


            The second part of the process is social screening. N&B Management's social research is based on the same kind of philosophy that governs its financial approach: N&B Management believes that first-hand knowledge and experience are its most important tools. Utilizing a database, the portfolio manager does careful, in-depth tracking and analyzes a large number of companies on some eighty issues in six broad social categories. The manager uses a wide variety of sources to determine company practices and policies in these areas. Performance is analyzed in light of knowledge of the issues and of the best practices in each industry.


            The portfolio manager  understands that, for many issues and in many industries, absolute standards are elusive and often counterproductive. Thus, in addition to quantitative measurements, the manager places value on such
indicators  as  management  commitment,   progress,   direction,   and  industry
leadership.


AN INTERVIEW WITH THE PORTFOLIO MANAGER

            Q:    First things  first.  How do you begin your stock  selection process?

            A:    Our first  question is always:  On financial  grounds alone, is a company a smart investment? For a company's stock to meet our financial test, it must pass a number of hurdles.

            We look for bargains, just like the portfolio managers of the other portfolios managed by N&B Management. More specifically, we search for companies that we believe have terrific products, excellent customer service, and solid balance sheets -- but because they may have missed quarterly earnings expectations by a few pennies, because their sectors are currently out of favor, because Wall Street overreacted to a temporary setback, or because the company's merits aren't widely known, their stocks are selling at a discount.

            While we look at the stock's fundamentals carefully, that's not all we examine. We meet an awful lot of CEOs and CFOs. Top officers of over 400 companies visit Neuberger & Berman each year, and we're also frequently on the road visiting dozens of corporations. From the Fund's inception, we've met with representatives of every company we own.


            When we're face to face with a CEO, we're searching for answers to two crucial questions: "Does the company have a vision of where it wants to go?" and "Can the management team make it happen?" We've analyzed companies for over three decades, and we always look for companies that have both clear strategies and management talent.

            Q:    When you evaluate a company's  balance  sheet,  what matters the most to you?

            A: Definitely a company's "free cash flow." Compare it to your household's discretionary income -- the money you have left over each month after you pay off your monthly debt and other expenses. With ample free cash flow, a company can do any number of things. It can buy back its stock. Make important acquisitions. Expand its research and development spending. Or increase its dividend payments.

            When a company generates lots of excess cash flow, it has growth capital at its disposal. It can invest for higher profits down the line and improve shareholder value. Determining exactly HOW a company intends to spend its excess cash is an entirely different matter -- and that's where the information learned in our company meetings comes in. Still, you've got to have the extra cash in the first place. Which is why we pay so much attention to it.

            Q:    So you take a hard  look at a  company's  balance  sheet and its management. After a company passes your financial test, what do you do next?

            A: After we're convinced of a company's merits on financial grounds alone, we review its record as a corporate citizen. In particular, we look for evidence of leadership in three key areas: concern for the environment, workplace diversity, and enlightened employment practices.

            It should be clear that our social screening always takes place after we search far and wide for what we believe are the best investment opportunities available. This is a crucial point, and an analogy can be used to explain it. Let's assume you're looking to fill a vital position in your company. What you'd pay attention to first is the candidate's competence: Can he or she do the job? So after interviewing a number of candidates, you'd narrow your list to those that are highly qualified. To choose from this smaller group, you might look at the candidate's personality: Can he or she get along with everyone in your group?

            Obviously, you wouldn't hire an unqualified person simply because he or she is likable. What you'd probably do is give the job to a highly qualified person who is ALSO compatible with your group.

            Now, let's turn to the companies that do make our financial cuts. How do we decide whether they meet our social criteria? Once again, our regular meetings with CEOs are key. We look for top management's support of programs that put more women and minorities in the pipeline to be future officers and board members; that minimize emissions, reduce waste, conserve energy, and protect natural resources; and that enable employees to balance work and family life with benefits such as flextime and generous maternal AND paternal leave.

            We realize that companies are not all good or all bad. Instead of looking for ethical perfection, we analyze how a company responds to troublesome problems. If a company is cited for breaking a pollution law, we evaluate its reaction. We also ask: Is it the first time? Do its top executives have a plan for making sure it doesn't happen again -- and how committed are they?

            If we're satisfied with the answers, a company makes it into our portfolio. When all is said and done, we invest in companies that have diverse work forces, strong CEOs, tough environmental standards, AND terrific balance sheets. In our judgment, financially strong companies that are also good corporate citizens are more likely to enjoy a competitive advantage. These days, more and more people won't buy a product unless they know it's environmentally friendly. In a similar vein, companies that treat their workers well may be more productive and profitable.

            Q:    Why have investors been attracted to the Fund?

            A: Our shareholders are looking to invest for the future in more ways than one. While they care deeply about their own financial futures, they're equally passionate about the world they leave to later generations. They want to be able to meet their college bills and leave a world where the air is a little cleaner and where the doors to the executive suite are a little more open.

DESCRIPTION OF SOCIAL POLICY

BACKGROUND INFORMATION ON SOCIALLY RESPONSIVE INVESTING

            In an era when many people are concerned about the relationship between business and society, socially responsive investing ("SRI") is a mechanism for assuring that investors' social values are reflected in their investment decisions. As such, SRI is a direct descendent of the successful effort begun in the early 1970's to encourage companies to divest their South African operations and subscribe to the Sullivan Principles. Today, a growing number of individuals and institutions are applying similar strategies to a broad range of problems.

            Although there are many strategies available to the socially responsive investor, including proxy activism, below-market loans to community projects, and venture capital, the SRI strategies used by the Portfolio generally fall into two categories:

            AVOIDANCE INVESTING. Most socially responsive investors seek to avoid holding securities of companies whose products or policies are seen as being at odds with the social good. The most common exclusions historically have involved tobacco companies and weapons manufacturers.

            LEADERSHIP INVESTING. A growing number of investors actively look for companies with progressive programs that are exemplary or companies which make it their business to try to solve some of the problems of today's society.

            The marriage of social and financial objectives would not have surprised Adam Smith, who was, first and foremost, a moral philosopher. THE WEALTH OF NATIONS is firmly rooted in the Enlightenment conviction that the purpose of capital is the social good and the related belief that idle capital is both wasteful and unethical. But, what very likely would have surprised Smith is the sheer complexity of the social issues we face today and the diversity of our attitudes toward the social good. War and peace, race and gender, the distribution of wealth, and the conservation of natural resources -- the social agenda is long and compelling. It is also something about which reasonable people differ. What should society's priorities be? What can and should be done about them? And what is the role of business in addressing them? Since corporations are on the front lines of so many key issues in today's world, a growing number of investors feel that a corporation's role cannot be ignored. This is true of some of the most important issues of the day such as equal opportunity and the environment.

THE SOCIALLY RESPONSIVE DATABASE

            Neuberger & Berman, LLC ("Neuberger & Berman"), the Portfolio's sub-adviser, maintains a database of information about the social impact of the companies it follows. N&B Management uses the database to evaluate social issues after it deems a stock acceptable from a financial standpoint for acquisition by the Portfolio. The aim of the database is to be as comprehensive as possible, given that much of the information concerning corporate responsibility comes from subjective sources. Information for the database is gathered by Neuberger & Berman in many categories and then analyzed by N&B Management in the following six categories of corporate responsibility:

            WORKPLACE DIVERSITY AND EMPLOYMENT. N&B Management looks for companies that show leadership in areas such as employee training and promotion policies and benefits, such as flextime, generous profit sharing, and parental leave. N&B Management looks for active programs to promote women and minorities and takes into account their representation among the officers of an issuer and members of its board of directors. As a basis for exclusion, N&B Management looks for Equal Employment Opportunity Act infractions and Occupational Safety and Health Act violations; examines each case in terms of severity, frequency, and time elapsed since the incident; and considers actions taken by the company since the violation. N&B Management also monitors companies' progress and attitudes toward these issues.

            ENVIRONMENT. A company's impact on the environment depends largely on the industry. Therefore, N&B Management examines a company's environmental record vis-a-vis those of its peers in the industry. All companies operating in an industry with inherently high environmental risks are likely to have had problems in such areas as toxic chemical emissions, federal and state fines, and Superfund sites. For these companies, N&B Management examines their problems in terms of severity, frequency, and elapsed time. N&B Management then balances the record against whatever leadership the company may have demonstrated in terms of environmental policies, procedures, and practices. N&B Management defines an environmental leadership company as one that puts into place strong affirmative programs to minimize emissions, promote safety, reduce waste at the source, insure energy conservation, protect natural resources, and incorporate recycling into its processes and products. N&B Management looks for the commitment and active involvement of senior management in all these areas. Several major manufacturers which still produce substantial amounts of pollution are among the leaders in developing outstanding waste source reduction and remediation programs.

            PRODUCT. N&B Management considers company announcements, press reports, and public interest publications relating to the health, safety, quality, labeling, advertising, and promotion of both consumer and industrial products. N&B Management takes note of companies with a strong commitment to quality and with marketing practices which are ethical and consumer-friendly. N&B Management pays particular attention to companies whose products and services promote progressive solutions to social problems.

            PUBLIC HEALTH. N&B Management measures the participation of companies in such industries and markets as alcohol, tobacco, gambling and nuclear power. N&B Management also considers the impact of products and marketing activities related to those products on nutritional and other health concerns, both domestically and in foreign markets.

            WEAPONS. N&B Management keeps track of domestic military sales and, whenever possible, foreign military sales and categorizes them as nuclear weapons related, other weapons related, and non-weapon military supplies, such as micro-chip manufacturers and companies that make uniforms for military personnel.

            CORPORATE CITIZENSHIP. N&B Management gathers information about a company's participation in community affairs, its policies with respect to charitable contributions, and its support of education and the arts. N&B Management looks for companies with a focus, dealing with issues not just by making financial contributions, but also by asking the questions: What can we do to help? What do we have to offer? Volunteerism, high-school mentoring programs, scholarships and grants, and in-kind donations to specific groups are just a few ways that companies have responded to these questions.

IMPLEMENTATION OF SOCIAL POLICY

            Companies deemed acceptable by N&B Management from a financial standpoint are analyzed using Neuberger & Berman's database. The companies are then evaluated by the portfolio manager to determine if the companies' policies, practices, products, and services withstand scrutiny in the following major areas of concern: the environment and workplace diversity and employment. Companies are then further evaluated to determine their track record in issues and areas of concern such as public health, weapons, product, and corporate citizenship.


            The issues and areas of concern that are tracked lend themselves to objective analysis in varying degrees. Few, however, can be resolved entirely on the basis of scientifically demonstrable facts. Moreover, a substantial amount of important information comes from sources that do not purport to be disinterested. Thus, the quality and usefulness of the information in the database depend on Neuberger & Berman's ability to tap a wide variety of sources and on the experience and judgment of the people at N&B Management who interpret the information.

            In applying the information in the database to stock selection for the Portfolio, N&B Management considers several factors. N&B Management examines the severity and frequency of various infractions, as well as the time elapsed since their occurrence. N&B Management also takes into account any remedial action which has been taken by the company relating to these infractions. N&B Management notes any quality innovations made by the company in its effort to create positive change and looks at the company's overall approach to social issues.

                                     * * * * *

      The Portfolio invests in a wide array of stocks, and no single stock makes up more than a small fraction of the Portfolio's total assets. Of course, the Portfolio's holdings are subject to change.

ADDITIONAL INVESTMENT INFORMATION

            The Portfolio may make the following investments, among others. It may not buy all of the types of securities or use all of the investment techniques that are described.

            REPURCHASE AGREEMENTS. In a repurchase agreement, the Portfolio purchases securities from a bank that is a member of the Federal Reserve System or from a securities dealer that agrees to repurchase the securities from the Portfolio at a higher price on a designated future date. Repurchase agreements generally are for a short period of time, usually less than a week. Repurchase agreements with a maturity of more than seven days are considered to be illiquid securities. The Portfolio may not enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 15% of the value of its net assets would then be invested in such repurchase agreements and other illiquid securities. The Portfolio may enter into a repurchase agreement only if
(1) the underlying securities are of a type that the Portfolio's investment policies and limitations would allow it to purchase directly, (2) the market value of the underlying securities, including accrued interest, at all times equals or exceeds the repurchase price, and (3) payment for the underlying securities is made only upon satisfactory evidence that the securities are being held for the Portfolio's account by its custodian or a bank acting as the Portfolio's agent.

            SECURITIES LOANS. In order to realize income, the Portfolio may lend portfolio securities with a value not exceeding 33-1/3% of its total assets to banks, brokerage firms, or other institutional investors judged creditworthy by N&B Management. Borrowers are required continuously to secure their obligations to return securities on loan from the Portfolio by depositing collateral in a form determined to be satisfactory by the Portfolio Trustees. The collateral, which must be marked to market daily, must be equal to at least 100% of the market value of the loaned securities, which will also be marked to market daily. N&B Management believes the risk of loss on these transactions is slight because, if a borrower were to default for any reason, the collateral should satisfy the obligation. However, as with other extensions of secured credit, loans of portfolio securities involve some risk of loss of rights in the collateral should the borrower fail financially.

            RESTRICTED SECURITIES AND RULE 144A SECURITIES. The Portfolio may invest in restricted securities, which are securities that may not be sold to the public without an effective registration statement under the 1933 Act. Before they are registered, such securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC has adopted Rule 144A under the 1933 Act. Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by the Portfolio qualify under Rule 144A and an institutional market develops for those securities, the Portfolio likely will be able to dispose of the securities without registering them under the 1933 Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of the Portfolio's illiquidity. N&B Management, acting under guidelines established by the Portfolio Trustees, may determine that certain securities qualified for trading under Rule 144A are liquid. Foreign securities that are freely tradable in their principal market are not considered to be restricted. Regulation S under the 1933 Act permits the sale abroad of securities that are not registered for sale in the United States.


            Where registration is required, the Portfolio may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time the Portfolio may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Portfolio might obtain a less favorable price than prevailed when it decided to sell. To the extent restricted securities, including Rule 144A securities, are illiquid, purchases thereof will be subject to the Portfolio's 15% limit on investments in illiquid securities. Restricted securities for which no market exists are priced by a method that the Portfolio Trustees believe accurately reflects fair value.

            REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, the Portfolio sells portfolio securities subject to its agreement to repurchase the securities at a later date for a fixed price reflecting a market rate of interest; these agreements are considered borrowings for purposes of the Portfolio's investment policies and limitations concerning borrowings. While a reverse repurchase agreement is outstanding, the Portfolio will deposit in a segregated account with its custodian cash or appropriate liquid securities, marked to market daily, in an amount at least equal to the Portfolio's obligations under the agreement. There is a risk that the counter-party to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Portfolio.

            FOREIGN    SECURITIES.    The   Portfolio   may   invest   in   U.S.
dollar-denominated securities of foreign issuers (including banks, governments, and quasi-governmental organizations) and foreign branches of U.S. banks, including negotiable certificates of deposit ("CDs"), bankers' acceptances and commercial paper. These investments are subject to the Portfolio's quality standards. While investments in foreign securities are intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability, nationalization, expropriation, or confiscatory taxation) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States.


            The   Portfolio   also  may  invest  in  equity,   debt,   or  other
income-producing  securities  that are  denominated  in or  indexed  to  foreign currencies, including (1) common and preferred stocks, (2) CDs, commercial paper, fixed time deposits, and bankers' acceptances issued by foreign banks,
(3) obligations of other corporations, and (4) obligations of foreign governments and their subdivisions, agencies, and instrumentalities, international agencies, and supranational entities. Investing in foreign currency denominated securities involves the special risks associated with investing in non-U.S. issuers, as described in the preceding paragraph, and the additional risks of (1) adverse changes in foreign exchange rates, and (2) adverse changes in investment or exchange control regulations (which could prevent cash from being brought back to the United States). Additionally, dividends and interest payable on foreign securities may be subject to foreign taxes, including taxes withheld from those payments. Commissions on foreign securities exchanges are often at fixed rates and are generally higher than negotiated commissions on U.S. exchanges, although the Portfolio endeavors to achieve the most favorable net results on portfolio transactions. The Portfolio may invest only in securities of issuers in countries whose governments are considered stable by N&B Management.

            Foreign securities often trade with less frequency and in less volume than domestic securities and therefore may exhibit greater price volatility. Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic custody arrangements and transaction costs of foreign currency conversions.

            Foreign markets also have different clearance and settlement procedures. In certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of the assets of the Portfolio are uninvested and no return is earned thereon. The inability of the Portfolio to make intended security purchases due to settlement problems could cause the Portfolio to miss attractive investment opportunities. Inability to dispose of portfolio securities due to settlement problems could result in losses to the Portfolio due to subsequent declines in value of the securities or, if the Portfolio has entered into a contract to sell the securities, could result in possible liability to the purchaser.

            Interest rates prevailing in other countries may affect the prices of foreign securities and exchange rates for foreign currencies. Local factors, including the strength of the local economy, the demand for borrowing, the government's fiscal and monetary policies, and the international balance of payments, often affect interest rates in other countries. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position.

            In order to limit the risks inherent in investing in foreign currency denominated securities, the Portfolio may not purchase any such security if, as a result, more than 10% of its total assets (taken at market value) would be invested in foreign currency denominated securities. Within that limitation, however, the Portfolio is not restricted in the amount it may invest in securities denominated in any one foreign currency.

              FUTURES, OPTIONS ON FUTURES, OPTIONS ON SECURITIES,
                   FORWARD CONTRACTS, AND OPTIONS ON FOREIGN
               CURRENCIES (COLLECTIVELY, "HEDGING INSTRUMENTS")


            FUTURES CONTRACTS AND OPTIONS THEREON. The Portfolio may purchase and sell interest rate futures contracts, stock and bond index futures contracts, and foreign currency futures contracts and may purchase and sell options thereon in an attempt to hedge against changes in the prices of securities or, in the case of foreign currency futures and options thereon, to hedge against changes in prevailing currency exchange rates. Because the futures markets may be more liquid than the cash markets, the use of futures contracts permits the Portfolio to enhance portfolio liquidity and maintain a defensive position without having to sell portfolio securities. The Portfolio does not engage in transactions in futures or options on futures for speculation. The Portfolio views investment in (i) interest rate and securities index futures and options thereon as a maturity management device and/or a device to reduce risk or preserve total return in an adverse environment for the hedged securities, and (ii) foreign currency futures and options thereon as a means of establishing more definitely the effective return on, or the purchase price of, securities denominated in foreign currencies that are held or intended to be acquired by the Portfolio.

            A "sale" of a futures contract (or a "short" futures position) entails the assumption of a contractual obligation to deliver the securities or currency underlying the contract at a specified price at a specified future time. A "purchase" of a futures contract (or a "long" futures position) entails the assumption of a contractual obligation to acquire the securities or currency underlying the contract at a specified price at a specified future time. Certain futures, including stock and bond index futures, are settled on a net cash payment basis rather than by the sale and delivery of the securities underlying the futures.

            U.S. futures contracts (except certain currency futures) are traded on exchanges that have been designated as "contract markets" by the Commodity Futures Trading Commission ("CFTC"); futures transactions must be executed through a futures commission merchant that is a member of the relevant contract market. The exchange's affiliated clearing organization guarantees performance of the contracts between the clearing members of the exchange.

            Although futures contracts by their terms may require the actual delivery or acquisition of the underlying securities or currency, in most cases the contractual obligation is extinguished by being offset before the expiration of the contract. A futures position is offset by buying (to offset an earlier sale) or selling (to offset an earlier purchase) an identical futures contract calling for delivery in the same month. This may result in a profit or a loss.


            "Margin" with respect to a futures contract is the amount of assets that must be deposited by the Portfolio with, or for the benefit of, a futures commission merchant in order to initiate and maintain the Portfolio's futures positions. The margin deposit made by the Portfolio when it enters into a futures contract ("initial margin") is intended to assure its performance of the contract. If the price of the futures contract changes -- increases in the case of a short (sale) position or decreases in the case of a long (purchase) position -- so that the unrealized loss on the contract causes the margin deposit not to satisfy margin requirements, the Portfolio will be required to make an additional margin deposit ("variation margin"). However, if favorable price changes in the futures contract cause the margin deposit to exceed the required margin, the excess will be paid to the Portfolio. In computing its daily net asset value ("NAV"), the Portfolio marks to market the value of its open futures positions. The Portfolio also must make margin deposits with respect to options on futures that it has written (but not with respect to options on futures that it has purchased). If the futures commission merchant holding the margin deposit goes bankrupt, the Portfolio could suffer a delay in recovering its funds and could ultimately suffer a loss.


            An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in the contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer of the option is required upon exercise to assume a short futures position (if the option is a call) or a long futures position (if the option is a put). Upon exercise of the option, the accumulated cash balance in the writer's futures margin account is delivered to the holder of the option. That balance represents the amount by which the market price of the futures contract at exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option. Options on futures have characteristics and risks similar to those of securities options, as discussed herein.


            Although the Portfolio believes that the use of futures contracts will benefit it, if N&B Management's judgment about the general direction of the markets or about interest rate or currency exchange rate trends is incorrect, the Portfolio's overall return would be lower than if it had not entered into any such contracts. The prices of futures contracts are volatile and are influenced by, among other things, actual and anticipated changes in interest or currency exchange rates, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. At best, the correlation between changes in prices of futures contracts and of securities being hedged can be only approximate due to differences between the futures and securities markets or differences between the securities or currencies underlying the Portfolio's futures position and the securities held by or to be purchased for the Portfolio. The currency futures market may be dominated by short-term traders seeking to profit from changes in exchange rates. This would reduce the value of such contracts used for hedging purposes over a short-term period. Such distortions are generally minor and would diminish as the contract approaches maturity.


            Because of the low margin deposits required, futures trading involves an extremely high degree of leverage; as a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, or gain, to the investor. Losses that may arise from certain futures transactions are potentially unlimited.

            Most U.S. futures exchanges limit the amount of fluctuation in the price of a futures contract or option thereon during a single trading day; once the daily limit has been reached, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day, however; it thus does not limit potential losses. In fact, it may increase the risk of loss, because prices can move to the daily limit for several consecutive trading days with little or no trading, thereby preventing liquidation of unfavorable futures and options positions and subjecting traders to substantial losses. If this were to happen with respect to a position held by the Portfolio, it could (depending on the size of the position) have an adverse impact on the NAV of the Portfolio.

            PUT AND CALL OPTIONS. The Portfolio may write and purchase put and call options on securities. Generally, the purpose of writing and purchasing these options is to hedge (i.e., to reduce, at least in part, the effect of price fluctuations of securities held by the Portfolio on the Portfolio's and the Fund's NAVs). The Portfolio may also write covered call options to earn premium income. Portfolio securities on which call and put options may be written and purchased by the Portfolio are purchased solely on the basis of investment considerations consistent with the Portfolio's investment objective.

            The Portfolio will receive a premium for writing a put option, which obligates the Portfolio to acquire a security at a certain price at any time until a certain date if the purchaser decides to exercise the option. The Portfolio may be obligated to purchase the underlying security at more than its current value.

            When the Portfolio purchases a put option, it pays a premium to the writer for the right to sell a security to the writer for a specified amount at any time until a certain date. The Portfolio would purchase a put option in order to protect itself against a decline in the market value of a security it owns.

            When the Portfolio writes a call option, it is obligated to sell a security to a purchaser at a specified price at any time until a certain date if the purchaser decides to exercise the option. The Portfolio receives a premium for writing the call option. The Portfolio intends to write only "covered" call options on securities it owns. So long as the obligation of the call option continues, the Portfolio may be assigned an exercise notice, requiring it to deliver the underlying security against payment of the exercise price. The Portfolio may be obligated to deliver securities underlying a call option at less than the market price.

            When the Portfolio purchases a call option, it pays a premium for the right to purchase a security from the writer at a specified price until a specified date. The Portfolio would purchase a call option in order to protect against an increase in the price of securities it intends to purchase or to offset a previously written call option.

            The writing of covered call options is a conservative investment technique that is believed to involve relatively little risk (in contrast to the writing of "naked" or uncovered call options, which the Portfolio will not do) but is capable of enhancing the Portfolio's total return. When writing a covered call option, the Portfolio, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline. When writing a put option, the Portfolio, in return for the premium, takes the risk that it must purchase the underlying security at a price that may be higher than the current market price of the security. If a call or put option that the Portfolio has written expires unexercised, the Portfolio will realize a gain in the amount of the premium; however, in the case of a call option, that gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the Portfolio will realize a gain or loss from the sale of the underlying security.

            The exercise price of an option may be below, equal to, or above the market value of the underlying security at the time the option is written. Options normally have expiration dates between three and nine months from the date written. American-style options are exercisable at any time prior to their expiration date. The obligation under any option written by the Portfolio terminates upon expiration of the option or, at an earlier time, when the Portfolio offsets the option by entering into a "closing purchase transaction" to purchase an option of the same series. If an option is purchased by the Portfolio and is never exercised or closed out, the Portfolio will lose the entire amount of the premium paid.


            Options are traded both on national securities exchanges and in the over-the-counter ("OTC") market. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed; the clearing organization in effect guarantees completion of every exchange-traded option. In contrast, OTC options are contracts between the Portfolio and a counter-party, with no clearing organization guarantee. Thus, when the Portfolio sells (or purchases) an OTC option, it generally will be able to "close out" the option prior to its expiration only by entering into a closing transaction with the dealer to whom (or from whom) the Portfolio originally sold (or purchased) the option. There can be no assurance that the Portfolio would be able to liquidate an OTC option at any time prior to expiration. Unless the Portfolio is able to effect a closing purchase transaction in a covered OTC call option it has written, it will not be able to liquidate securities used as cover until the option expires or is exercised or until different cover is substituted. In the event of the counter-party's insolvency, the Portfolio may be unable to liquidate its options position and the associated cover. N&B Management monitors the creditworthiness of dealers with which the Portfolio may engage in OTC options transactions.


            The assets used as cover (or held in a segregated account) for OTC options written by the Portfolio will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Portfolio may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC call option written subject to this procedure will be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.


            The premium received (or paid) by the Portfolio when it writes (or purchases) an option is the amount at which the option is currently traded on the applicable market. The premium may reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the length of the option period, the general supply of and demand for credit, and the interest rate environment. The premium received by the Portfolio for writing an option is recorded as a liability on the Portfolio's statement of assets and liabilities. This liability is adjusted daily to the option's current market value.


            Closing transactions are effected in order to realize a profit (or minimize a loss) on an outstanding option, to prevent an underlying security from being called, or to permit the sale or the put of the underlying security. Furthermore, effecting a closing transaction permits the Portfolio to write another call option on the underlying security with a different exercise price or expiration date or both. There is, of course, no assurance that the Portfolio will be able to effect closing transactions at favorable prices. If the Portfolio cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold (or purchase a security that it would not have otherwise bought), in which case it would continue to be at market risk on the security.

            The Portfolio will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from writing the call or put option. Because increases in the market price of a call option generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset, in whole or in part, by appreciation of the underlying security owned by the Portfolio; however, the Portfolio could be in a less advantageous position than if it had not written the call option.

            The Portfolio pays brokerage commissions or spreads in connection with purchasing or writing options, including those used to close out existing positions. From time to time, the Portfolio may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering the security from its portfolio. In those cases, additional brokerage commissions are incurred.

            The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets.


            FORWARD FOREIGN CURRENCY CONTRACTS. The Portfolio may enter into contracts for the purchase or sale of a specific currency at a future date
(usually less than one year from the date of the contract) at a fixed price ("forward contracts"). The Portfolio enters into forward contracts in an attempt to hedge against changes in prevailing currency exchange rates. The Portfolio does not engage in transactions in forward contracts for speculation; it views investments in forward contracts as a means of establishing more definitely the effective return on, or the purchase price of, securities denominated in foreign currencies. Forward contract transactions include forward sales or purchases of foreign currencies for the purpose of protecting the U.S. dollar value of securities held or to be acquired by the Portfolio or protecting the U.S. dollar equivalent of dividends, interest, or other payments on those securities.


            Forward contracts are traded in the interbank market directly between dealers (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades; foreign exchange dealers realize a profit based on the difference (the spread) between the prices at which they are buying and selling various currencies.


            At the consummation of a forward contract to sell currency, the Portfolio may either make delivery of the foreign currency or terminate its contractual obligation to deliver by purchasing an offsetting contract. If the Portfolio chooses to make delivery of the foreign currency, it may be required to obtain such currency through the sale of portfolio securities denominated in such currency or through conversion of other assets of the Portfolio into such currency. If the Portfolio engages in an offsetting transaction, it will incur a gain or a loss to the extent that there has been a change in forward contract prices. Closing purchase transactions with respect to forward contracts are usually made with the currency dealer who is a party to the original forward contract.

            N&B Management believes that the use of foreign currency hedging techniques, including "proxy-hedges," can provide significant protection of NAV in the event of a general rise in the U.S. dollar against foreign currencies. For example, the return available from securities denominated in a particular foreign currency would diminish if the value of the U.S. dollar increased against that currency. Such a decline could be partially or completely offset by an increase in value of a hedge involving a forward contract to sell that foreign currency or a proxy-hedge involving a forward contract to sell a different foreign currency whose behavior is expected to resemble the currency in which the securities being hedged are denominated and which is available on more advantageous terms.

            However, a hedge or proxy-hedge cannot protect against exchange rate risks perfectly, and, if N&B Management is incorrect in its judgment of future exchange rate relationships, the Portfolio could be in a less advantageous position than if such a hedge had not been established. If the Portfolio uses proxy-hedging, it may experience losses on both the currency in which it has invested and the currency used for hedging if the two currencies do not vary with the expected degree of correlation. Using forward contracts to protect the value of the Portfolio's securities against a decline in the value of a currency does not eliminate fluctuations in the prices of the underlying securities. Because forward contracts are not traded on an exchange, the assets used to cover such contracts may be illiquid. The Portfolio may experience delays in the settlement of its foreign currency transactions.


            OPTIONS ON FOREIGN CURRENCIES. The Portfolio may write and purchase covered call and put options on foreign currencies. The Portfolio would engage in such transactions to protect against declines in the U.S. dollar value of portfolio securities or increases in the U.S. dollar cost of securities to be acquired or to protect the U.S. dollar equivalent of dividends, interest, or other payments on those securities. Currency options have characteristics and risks similar to those of securities options, as discussed herein. Certain options on foreign currencies are traded on the OTC market and involve liquidity and credit risks that may not be present in the case of exchange-traded currency options.


            REGULATORY LIMITATIONS ON USING FUTURES, OPTIONS ON FUTURES, OPTIONS ON SECURITIES, FORWARD CONTRACTS, AND OPTIONS ON FOREIGN CURRENCIES (COLLECTIVELY, "HEDGING INSTRUMENTS"). To the extent the Portfolio sells or purchases futures contracts or writes options thereon or options on foreign currencies that are traded on an exchange regulated by the CFTC other than for

BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums on those positions (excluding the amount by which options are "in-the-money") may not exceed 5% of the Portfolio's net assets.





            COVER FOR HEDGING INSTRUMENTS. The Portfolio will comply with SEC guidelines regarding "cover" for Hedging Instruments and, if the guidelines so require, set aside in a segregated account with its custodian the prescribed amount of cash or appropriate liquid securities. Securities held in a segregated account cannot be sold while the futures, options, or forward strategy covered by those securities is outstanding, unless they are replaced with other suitable assets. As a result, segregation of a large percentage of the Portfolio's assets could impede portfolio management or the Portfolio's ability to meet current obligations. The Portfolio may be unable promptly to dispose of assets which cover, or are segregated with respect to, an illiquid futures, options, or forward position; this inability may result in a loss to the Portfolio.


            GENERAL RISKS OF HEDGING INSTRUMENTS. The primary risks in using Hedging Instruments are (1) imperfect correlation or no correlation between changes in market value of the securities or currencies held or to be acquired by the Portfolio and the prices of Hedging Instruments; (2) possible lack of a liquid secondary market for Hedging Instruments and the resulting inability to close out Hedging Instruments when desired; (3) the fact that the skills needed to use Hedging Instruments are different from those needed to select the Portfolio's securities; (4) the fact that, although use of these instruments for hedging purposes can reduce the risk of loss, they also can reduce the opportunity for gain, or even result in losses, by offsetting favorable price movements in hedged investments; and (5) the possible inability of the Portfolio to purchase or sell a portfolio security at a time that would otherwise be favorable for it to do so, or the possible need for the Portfolio to sell a portfolio security at a disadvantageous time, due to its need to maintain cover or to segregate securities in connection with its use of Hedging Instruments. N&B Management intends to reduce the risk of imperfect correlation by investing only in Hedging Instruments whose behavior is expected to resemble or offset that of the Portfolio's underlying securities or currency. N&B Management intends to reduce the risk that the Portfolio will be unable to close out Hedging Instruments by entering into such transactions only if N&B Management believes there will be an active and liquid secondary market. There can be no assurance that the Portfolio's use of Hedging Instruments will be successful.

            The Portfolio's use of Hedging Instruments may be limited by the provisions of the Internal Revenue Code of 1986, as amended ("Code"), with which it must comply if the Fund is to continue to qualify as a regulated investment company ("RIC"). See "Additional Tax Information."

            FIXED INCOME SECURITIES. While the emphasis of the Portfolio's investment program is on common stocks and other equity securities, it may also invest in money market instruments, U.S. Government and Agency Securities, and other fixed income securities. The Portfolio may invest in corporate bonds and debentures receiving one of the four highest ratings from Standard & Poor's ("S&P"), Moody's Investors Service, Inc. ("Moody's"), or any other nationally recognized statistical rating organization ("NRSRO") or, if not rated by any NRSRO, deemed comparable by N&B Management to such rated securities ("Comparable Unrated Securities").

            The ratings of an NRSRO represent its opinion as to the quality of securities it undertakes to rate. Ratings are not absolute standards of quality; consequently, securities with the same maturity, coupon, and rating may have different yields. Although the Portfolio may rely on the ratings of any NRSRO, the Portfolio primarily refers to ratings assigned by S&P and Moody's, which are described in Appendix A to this SAI.

            Fixed income securities are subject to the risk of an issuer's inability to meet principal and interest payments on its obligations ("credit risk") and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer, and market liquidity ("market risk"). Lower-rated securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates. Subsequent to its purchase by the Portfolio, an issue of debt securities may cease to be rated or its rating may be reduced, so that the securities would no longer be eligible for purchase by the Portfolio. In such a case, the Portfolio will engage in an orderly disposition of the downgraded securities.

            COMMERCIAL PAPER. Commercial paper is a short-term debt security issued by a corporation or bank, usually for purposes such as financing current operations. The Portfolio may invest only in commercial paper receiving the highest rating from S&P (A-1) or Moody's (P-1) or deemed by N&B Management to be of comparable quality.

            The Portfolio may invest in commercial paper that cannot be resold to the public without an effective registration statement under the 1933 Act. While restricted commercial paper normally is deemed illiquid, N&B Management may in certain cases determine that such paper is liquid, pursuant to guidelines established by the Portfolio Trustees.

            ZERO COUPON SECURITIES. The Portfolio may invest in zero coupon securities, which are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or that specify a future date when the securities begin to pay current interest. Zero coupon securities are issued and traded at a discount from their face amount or par value. This discount varies depending on prevailing interest rates, the time remaining until cash payments begin, the liquidity of the security, and the perceived credit quality of the issuer.


            The discount on zero coupon securities ("original issue discount") must be taken into account ratably by the Portfolio prior to the receipt of any actual payments. Because the Fund must distribute substantially all of its net income (including its share of the Portfolio's accrued original issue discount) to the Plan each year for income and excise tax purposes, the Portfolio may have to dispose of portfolio securities under disadvantageous circumstances to generate cash, or may be required to borrow, to satisfy the Fund's distribution requirements. See "Additional Tax Information."


            The market prices of zero coupon securities generally are more volatile than the prices of securities that pay interest periodically. Zero coupon securities are likely to respond to changes in interest rates to a greater degree than other types of debt securities having a similar maturity and credit quality.


            CONVERTIBLE  SECURITIES.  The  Portfolio  may invest in  convertible securities. A convertible security entitles the holder to receive the interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, such securities ordinarily provide a stream of income with generally higher yields than common stocks of the same or similar issuers, but lower than the yield on non-convertible debt. Convertible securities are usually subordinated to comparable-tier non-convertible securities but rank senior to common stock in a corporation's capital structure. The value of a convertible security is a function of (1) its yield in comparison to the yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth if converted into the underlying common stock. Convertible debt securities are subject to the Portfolio's investment policies and limitations concerning fixed income securities.


            The price of a convertible security often reflects variations in the price of the underlying common stock in a way that non-convertible debt may not. Convertible securities are typically issued by smaller capitalization companies whose stock prices may be volatile. A convertible security may be subject to redemption at the option of the issuer at a price established in the security's governing instrument. If a convertible security held by the Portfolio is called for redemption, the Portfolio will be required to convert it into the underlying common stock, sell it to a third party or permit the issuer to redeem the security. Any of these actions could have an adverse effect on the Portfolio's and the Fund's ability to achieve their investment objectives.

            PREFERRED STOCK. The Portfolio may invest in preferred stock. Unlike interest payments on debt securities, dividends on preferred stock are generally payable at the discretion of the issuer's board of directors. Preferred shareholders may have certain rights if dividends are not paid but generally have no legal recourse against the issuer. Shareholders may suffer a loss of value if dividends are not paid. The market prices of preferred stocks are generally more sensitive to changes in the issuer's creditworthiness than are the prices of debt securities.


                             PERFORMANCE INFORMATION

            The Fund's performance figures are based on historical results and are not intended to indicate future performance. The share price and total return of the Fund will vary, and an investment in the Fund, when redeemed, may be worth more or less than an investor's original cost.

TOTAL RETURN COMPUTATIONS

            The Fund may advertise certain total return information. An average annual compounded rate of return ("T") may be computed by using the redeemable value at the end of a specified period ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula:

                                  P(1+T)[SUPERSCRIPT]n = ERV

            Average annual total return smoothes out year-to-year variations in performance and, in that respect, differs from actual year-to-year results.


            The average annual total returns for the Fund for the one-year period ended August 31, 1997, and for the period from March 14, 1994 (commencement of operations) through August 31, 1997 were +33.20% and +21.44%, respectively. Had N&B Management not reimbursed certain expenses, total return would have been lower.

COMPARATIVE INFORMATION

            From time to time the Fund's performance may be compared with:

            (1) data (that may be expressed as rankings or ratings) published by independent services or publications (including newspapers, newsletters, and financial periodicals) that monitor the performance of mutual funds, such as Lipper Analytical Services, Inc., C.D.A. Investment Technologies, Inc., Wiesenberger Investment Companies Service, Investment Company Data Inc., Morningstar, Inc., Micropal Incorporated, and quarterly mutual fund rankings by Money, Fortune, Forbes, Business Week, Personal Investor, and U.S. News & World Report magazines, The Wall Street Journal, The New York Times, Kiplinger's Personal Finance, and Barron's Newspaper, or

            (2)  recognized  stock  and  other  indices,  such as the S&P  "500"
      Composite Stock Price Index ("S&P 500 Index"), S&P Small Cap 600 Index ("S&P 600 Index"), S&P Mid Cap 400 Index ("S&P 400 Index"), Russell 2000 Stock Index, Russell Midcap Growth Index, Dow Jones Industrial Average
      ("DJIA"), Wilshire 1750 Index, Nasdaq Composite Index, Montgomery Securities Growth Stock Index, Value Line Index, U.S. Department of Labor Consumer Price Index ("Consumer Price Index"), College Board Annual Survey of Colleges, Kanon Bloch's Family Performance Index, the Barra Growth Index, the Barra Value Index, and various other domestic, international, and global indices. The S&P 500 Index is a broad index of common stock prices, while the DJIA represents a narrower segment of industrial companies. The S&P 600 Index includes stocks that range in market value from $39 million to $2.7 billion, with an average of $616 million. The S&P 400 Index measures mid-sized companies that have an average market capitalization of $2.2 billion. Each assumes reinvestment of distributions and is calculated without regard to tax consequences or the costs of investing. The Portfolio may invest in different types of securities from those included in some of the above indices.

            The Fund's performance may also be compared to various socially responsive indices. These include The Domini Social Index and the indices developed by the quantitative department of Prudential Securities, such as that department's Large and Mid-Cap portfolio indices for various breakdowns ("Sin" Stock Free, Cigarette-Stock Free, S&P Composite, etc.).

            Evaluations of the Fund's performance, its total return and comparisons may be used in advertisements and in information furnished to current and prospective shareholders (collectively, "Advertisements"). The Fund may also be compared to individual asset classes such as common stocks, small-cap stocks, or Treasury bonds, based on information supplied by Ibbotson and Sinquefield.

OTHER PERFORMANCE INFORMATION

            From  time to time,  information  about  the  Portfolio's  portfolio allocation and holdings as of a particular date may be included in Advertisements. This information may include the Portfolio's portfolio diversification by asset type or by the social characteristics of companies owned. Information used in Advertisements may include statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed to meet specific financial goals, such as (1) funding retirement, (2) paying for children's education, and (3) financially supporting aging parents.

            Information relating to inflation and its effects on the dollar also may be included in Advertisements. For example, after ten years, the purchasing power of $25,000 would shrink to $16,621, $14,968, $13,465, and $12,100, respectively, if the annual rates of inflation during that period were 4%, 5%, 6%, and 7%, respectively. (To calculate the purchasing power, the value at the end of each year is reduced by the inflation rate for the ten-year period.)




                           CERTAIN RISK CONSIDERATIONS

            Although the Portfolio seeks to reduce risk by investing in a diversified portfolio of securities, diversification does not eliminate all risk. There can, of course, be no assurance that the Portfolio will achieve its investment objective.

                              TRUSTEES AND OFFICERS

            The following table sets forth information concerning the trustees and officers of the Trusts, including their addresses and principal business experience during the past five years. Some persons named as trustees and officers also serve in similar capacities for other funds and their corresponding portfolios administered or managed by N&B Management and Neuberger & Berman.


Name, Age,                    Positions Held
and Address(1)                With the Trusts            Principal Occupation(s)2)
--------------                ---------------            -------------------------
Faith Colish (62)             Trustee of each Trust      Attorney at Law, Faith Colish,
63 Wall Street                                           A Professional Corporation.
24th Floor
New York, NY  10005

Donald M. Cox (75)            Trustee of each Trust      Retired.  Formerly Senior Vice
435 East 52nd Street                                     President and Director of Exxon
New York, NY  10022                                      Corporation; Director of
                                                         Emigrant Savings Bank.

Stanley Egener* (63)          Chairman of the            Principal of Neuberger & Berman;
                              Board, Chief               President and Director of N&B
                              Executive Officer,         Management; Chairman of the
                              and Trustee of each        Board, Chief Executive Officer
                              Trust                      and Trustee of eight other mutual
                                                         funds for which N&B Management
                                                         acts as investment manager or
                                                         administrator.

Howard A.  Mileaf  (60)       Trustee of each Trust      Vice President and Special
WHX Corporation                                          Counsel to WHX Corporation
110 East 59th Street                                     (holding company) since 1992;
30th  Floor                                              Director of Kevlin Corporation
New York,  NY 10022                                      (manufacturer of microwave and
                                                         other products).



                                       29




Edward I. O'Brien* (69)       Trustee of each Trust      Until 1993, President of the
12 Woods Lane                                            Securities Industry Association
Scarsdale, NY 10583                                      ("SIA") (securities industry's
                                                         representative in government
                                                         relations and regulatory matters
                                                         at the federal and state levels);
                                                         until November 1993, employee of
                                                         the SIA; Director of Legg Mason,
                                                         Inc.

John T. Patterson, Jr. (69)   Trustee of each Trust      Retired.  Formerly, President
183 Ledge Drive                                          of SOBRO (South Bronx Overall
Torrington, CT 06790                                     Economic Development Corporation).

John P. Rosenthal (64)        Trustee of each Trust      Senior Vice President of Burnham
Burnham Securities Inc,                                  Securities Inc. (a registered
Burnham Asset Management                                 broker-dealer) since 1991;
Corp.                                                    Director, Cancer Treatment
1325 Avenue of the Americas                              Holdings, Inc.
17th Floor
New York, NY  10019

Cornelius T. Ryan (66)        Trustee of each Trust      General Partner of Oxford
Oxford Bioscience Partners                               Partners and Oxford Bioscience
315 Post Road West                                       Partners (venture capital
Westport, CT  06880                                      partnerships) and President of
                                                         Oxford Venture Corporation;
                                                         Director of Capital Cash
                                                         Management Trust (money market
                                                         fund) and Prime Cash Fund.




                                       30




Gustave H. Shubert (68)       Trustee of each Trust      Senior Fellow/Corporate Advisor
13838 Sunset Boulevard                                   and Advisory Trustee of Rand (a
Pacific Palisades, CA 90272                              non-profit public interest
                                                         research institution) since 1989;
                                                         Honorary Member of the Board of
                                                         Overseers of the Institute for
                                                         Civil Justice, the Policy
                                                         Advisory Committee of the
                                                         Clinical Scholars Program at the
                                                         University of California, the
                                                         American Association for the
                                                         Advancement of Science, the
                                                         Counsel on Foreign Relations, and
                                                         the Institute for Strategic
                                                         Studies (London); advisor to the
                                                         Program Evaluation and
                                                         Methodology Division of the U.S.
                                                         General Accounting Office;
                                                         formerly Senior Vice President
                                                         and Trustee of Rand.

Lawrence Zicklin* (61)        President and              Principal of Neuberger & Berman;
                              Trustee of each Trust      Director of N&B Management;
                                                         President and/or Trustee of five
                                                         other mutual funds for which N&B
                                                         Management acts as investment
                                                         manager or administrator.

Daniel J. Sullivan (57)       Vice President of          Senior Vice President of N&B
                              each Trust                 Management since 1992; Vice
                                                         President of eight other mutual
                                                         funds for which N&B Management
                                                         acts as investment manager or
                                                         administrator.



                                       31




Michael J. Weiner (50)        Vice President and         Senior Vice President of N&B
                              Principal Financial        Management since 1992; Treasurer
                              Officer of each Trust      of N&B Management from 1992 to
                                                         1996; Vice President and
                                                         Principal Financial Officer of
                                                         eight other mutual funds for
                                                         which N&B Management acts as
                                                         investment manager or
                                                         administrator.

Claudia A. Brandon (41)       Secretary of each          Vice President of N&B Management;
                              Trust                      Secretary of eight other mutual
                                                         funds for which N&B Management
                                                         acts as investment manager or
                                                         administrator.

Richard Russell (50)          Treasurer and              Vice President of N&B Management
                              Principal Accounting       since 1993; prior thereto,
                              Officer of each Trust      Assistant Vice President of N&B
                                                         Management; Treasurer and
                                                         Principal Accounting Officer of
                                                         eight other mutual funds for
                                                         which N&B Management acts as
                                                         investment manager or
                                                         administrator.

Stacy Cooper-Shugrue (34)     Assistant Secretary        Assistant Vice President of N&B
                              of each Trust              Management since 1993; prior
                                                         thereto, employee of N&B
                                                         Management; Assistant Secretary
                                                         of eight other mutual funds for
                                                         which N&B Management acts as
                                                         investment manager or
                                                         administrator.


                                       32




C. Carl Randolph (60)         Assistant Secretary        Principal of Neuberger & Berman
                              of each Trust              since 1992; Assistant Secretary
                                                         of eight other  mutual funds
                                                         for  which  N&B   Management
                                                         acts as  investment  manager
                                                         or administrator.

Barbara DiGiorgio (38)        Assistant Treasurer        Assistant Vice President of N&B
                              of each Trust              Management since 1993; prior
                                                         thereto, employee of N&B
                                                         Management; Assistant Treasurer
                                                         since 1996 of eight other mutual
                                                         funds for which N&B Management
                                                         acts as investment manager or
                                                         administrator.

Celeste Wischerth (36)        Assistant Treasurer        Assistant Vice President of N&B
                              of each Trust              Management since 1994; prior
                                                         thereto, employee of N&B
                                                         Management; Assistant Treasurer
                                                         since 1996 of eight other mutual
                                                         funds for which N&B Management
                                                         acts as investment manager or
                                                         administrator.

--------------------


(1) Unless otherwise indicated, the business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

* Indicates a trustee who is an "interested person" of each Trust within the meaning of the 1940 Act. Messrs. Egener and Zicklin are interested persons by virtue of the fact that they are officers and/or directors of N&B Management and principals of Neuberger & Berman. Mr. O'Brien is an interested person by virtue of the fact that he is a director of Legg Mason, Inc., a wholly owned subsidiary of which, from time to time, serves as a broker or dealer to the Portfolio and other funds for which N&B Management serves as investment manager.

            The Trust's Trust Instrument and Managers Trust's Declaration of Trust provide that each such Trust will indemnify its trustees and officers against liabilities and expenses reasonably incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless it is adjudicated that they (a) engaged in bad faith, willful misfeasance, gross negligence, or reckless disregard of the duties involved in the conduct of their offices, or (b) did not act in good faith in the reasonable belief that their action was in the best interest of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined (by a court or other body approving the settlement or other disposition, by a majority of disinterested trustees based upon a review of readily available facts, or in a written opinion of independent counsel) that such officers or trustees have not engaged in willful misfeasance, bad faith, gross negligence, or reckless disregard of their duties.




            The  following   table  sets  forth   information   concerning   the
compensation of the trustees of the Trust. None of the Neuberger & Berman Funds[REGISTERED] has any retirement plan for its trustees.


                                                           Total Compensation
                                                            from Investment
                                          Aggregate         Companies in the
Name and Position with                  Compensation     Neuberger & Berman Fund
the Trust                               from the Trust  Complex Paid to Trustees
---------                               --------------  ------------------------

Faith Colish                               $ 2,952               $ 64,000
Trustee                                                     (5 other investment
                                                                companies)

Donald M. Cox                              $ 2,952               $ 31,000
Trustee                                                     (3 other investment
                                                                companies)

Stanley Egener                             $     0                  $ 0
Chairman of the Board, Chief                                (9 other investment
Executive Officer, and                                          companies)
Trustee

Alan R. Gruber, Trustee, and               $ 1,913               $ 20,000
The Estate of                                               (3 other investment
Alan R. Gruber                                                  companies)

                                                           Total Compensation
                                                            from Investment
                                          Aggregate         Companies in the
Name and Position with                  Compensation     Neuberger & Berman Fund
the Trust                               from the Trust  Complex Paid to Trustees
---------                               --------------  ------------------------

Howard A. Mileaf                           $ 2,995               $ 33,500
Trustee                                                     (4 other investment
                                                                companies)

Edward I. O'Brien                          $ 3,321               $ 34,000
Trustee                                                     (3 other investment
                                                                companies)

John T. Patterson, Jr.                     $ 3,321               $ 37,500
Trustee                                                     (4 other investment
                                                                companies)

John P. Rosenthal                          $ 2,952               $ 32,500
Trustee                                                     (4 other investment
                                                                companies)

Cornelius T. Ryan                          $ 2,995               $ 30,500
Trustee                                                     (3 other investment
                                                                companies)

Gustave H. Shubert                         $ 2,995               $ 30,500
Trustee                                                     (3 other investment
                                                                companies)

Lawrence Zicklin                           $     0                  $ 0
President and Trustee                                       (5 other investment
                                                                companies)



      At November 28, 1997, the trustees and officers of the Trusts, as a group, owned beneficially or of record less than 1% of the outstanding shares of the Fund.

               INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES

INVESTMENT MANAGER AND ADMINISTRATOR

            Because all of the Fund's net investable assets are invested in the Portfolio, the Fund does not need an investment manager. N&B Management serves as the investment manager to the Portfolio pursuant to a management agreement with Managers Trust, on behalf of the Portfolio, dated as of August 2, 1993

("Management Agreement"). The Management Agreement was approved by the holders of the interests in the Portfolio on March 9, 1994. The Portfolio was authorized to become subject to the Management Agreement by vote of the Portfolio Trustees on October 20, 1993, and became subject to it on March 14, 1994.

            The Management Agreement provides, in substance, that N&B Management will make and implement investment decisions for the Portfolio in its discretion and will continuously develop an investment program for the Portfolio's assets. The Management Agreement permits N&B Management to effect securities transactions on behalf of the Portfolio through associated persons of N&B Management. The Management Agreement also specifically permits N&B Management to compensate, through higher commissions, brokers and dealers who provide investment research and analysis to the Portfolio, although N&B Management has no current plans to pay a material amount of such compensation.

            N&B Management provides to the Portfolio, without separate cost, office space, equipment, and facilities and the personnel necessary to perform executive, administrative, and clerical functions. N&B Management pays all salaries, expenses, and fees of the officers, trustees, and employees of Managers Trust who are officers, directors, or employees of N&B Management. Two directors of N&B Management (who also are principals of Neuberger & Berman), one of whom also serves as an officer of N&B Management, presently serve as trustees and officers of the Trusts. See "Trustees and Officers." The Portfolio pays N&B Management a management fee based on the Portfolio's average daily net assets, as described in the Prospectus.

            N&B Management provides facilities, services, and personnel to the Fund pursuant to an administration agreement with the Trust, dated August 3, 1993, as amended on August 2, 1996 ("Administration Agreement"). The Fund was authorized to become subject to the Administration Agreement by vote of the Fund Trustees on October 20, 1993, and became subject to it on March 14, 1994. For such administrative services, the Fund pays N&B Management a fee based on the Fund's average daily net assets, as described in the Prospectus.


      During the fiscal years ended August 31, 1997, 1996 and 1995, the Fund accrued management and administration fees of $930,548, $660,441 and $440,649, respectively. During those same periods, N&B Management reimbursed the Fund for $206,224, $224,030 and $186,559, respectively, of expenses.

            The Management Agreement continues until August 2, 1998 and is renewable thereafter from year to year, so long as its continuance is approved at least annually (1) by the vote of a majority of the Portfolio Trustees who are not "interested persons" of N&B Management or Managers Trust ("Independent Portfolio Trustees"), cast in person at a meeting called for the purpose of voting on such approval, and (2) by the vote of a majority of the Portfolio
Trustees or by a 1940 Act majority vote of the outstanding interests in the Portfolio. The Administration Agreement continues until August 2, 1998. The Administration Agreement is renewable from year to year with respect to the Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Fund Trustees who are not "interested persons" of N&B Management or the Trust ("Independent Fund Trustees"), cast in person at a meeting called for the purpose of voting on such approval, and (2) by the vote of a majority of the Fund Trustees or by a 1940 Act majority vote of the outstanding shares in the Fund.

            The Management Agreement is terminable, without penalty, with respect to the Portfolio on 60 days' written notice either by Managers Trust or by N&B Management. The Administration Agreement is terminable, without penalty, with respect to the Fund on 60 days' written notice either by N&B Management or by the Trust. Each Agreement terminates automatically if it is assigned.

SUB-ADVISER

            N&B Management retains Neuberger & Berman, 605 Third Avenue, New York, NY 10158-3698, as sub-adviser with respect to the Portfolio pursuant to a sub-advisory agreement dated August 2, 1993 ("Sub-Advisory Agreement"). The
Sub-Advisory Agreement was approved by the holders of the interests in the Portfolio on March 9, 1994. The Portfolio was authorized to become subject to the Sub-Advisory Agreement by vote of the Portfolio Trustees on October 20, 1993, and became subject to it on March 14, 1994.

            The Sub-Advisory Agreement provides in substance that Neuberger & Berman will furnish to N&B Management, upon reasonable request, the same type of investment recommendations and research that Neuberger & Berman, from time to time, provides to its principals and employees for use in managing client accounts. In this manner, N&B Management expects to have available to it, in addition to research from other professional sources, the capability of the research staff of Neuberger & Berman. This staff consists of numerous investment analysts, each of whom specializes in studying one or more industries, under the supervision of the Director of Research, who is also available for consultation with N&B Management. The Sub-Advisory Agreement provides that N&B Management will pay for the services rendered by Neuberger & Berman based on the direct and indirect costs to Neuberger & Berman in connection with those services. Neuberger & Berman also serves as sub-adviser for all of the other mutual funds managed by N&B Management.


            The Sub-Advisory Agreement continues until August 2,1998 and is renewable from year to year, subject to approval of its continuance in the same manner as the Management Agreement. The Sub-Advisory Agreement is subject to termination, without penalty, with respect to the Portfolio by the Portfolio Trustees or a 1940 Act majority vote of the outstanding interests in the Portfolio, by N&B Management, or by Neuberger & Berman on not less than 30 nor more than 60 days' written notice. The Sub-Advisory Agreement also terminates automatically with respect to the Portfolio if it is assigned or if the Management Agreement terminates with respect to the Portfolio.

            Most money managers that come to the Neuberger & Berman organization have at least fifteen years experience. Neuberger & Berman and N&B Management employ experienced professionals that work in a competitive environment.

INVESTMENT COMPANIES MANAGED

            As of September 30, 1997, the investment companies managed by N&B Management had aggregate net assets of approximately $21.2 billion. N&B Management currently serves as investment manager of the following investment companies:


                                                              Approximate
                                                              Net Assets at
Name                                                          September 30, 1997
----                                                          ------------------

Neuberger & Berman Cash Reserves Portfolio.....................   $667,531,894
    (investment portfolio for Neuberger & Berman Cash Reserves)

Neuberger & Berman Government Money Portfolio.....................$248,190,672
    (investment portfolio for Neuberger & Berman Government Money Fund)

Neuberger & Berman Limited Maturity Bond Portfolio................$295,393,823
    (investment portfolio for Neuberger & Berman Limited Maturity Bond Fund and Neuberger & Berman Limited Maturity Bond Trust)

Neuberger & Berman Municipal Money Portfolio......................$146,706,408
    (investment portfolio for Neuberger & Berman Municipal Money Fund)

Neuberger & Berman Municipal Securities Portfolio..................$31,573,660
    (investment  portfolio  for  Neuberger  & Berman  Municipal  Securities
    Trust)

Neuberger & Berman Ultra Short Bond Portfolio......................$62,627,463
    (investment portfolio for Neuberger & Berman Ultra Short Bond Fund and Neuberger & Berman Ultra Short Bond Trust)

Neuberger & Berman Focus Portfolio..............................$1,661,565,204
    (investment portfolio for Neuberger & Berman Focus Fund, Neuberger & Berman Focus Trust and Neuberger & Berman Focus Assets)

Neuberger & Berman Genesis Portfolio............................$1,491,048,221
    (investment portfolio for Neuberger & Berman Genesis Fund, Neuberger & Berman Genesis Trust and Neuberger & Berman Genesis Assets)

Neuberger & Berman Guardian Portfolio.........................  $9,123,101,599
    (investment portfolio for Neuberger & Berman Guardian Fund, Neuberger & Berman Guardian Trust and Neuberger & Berman Guardian Assets)

Neuberger & Berman International Portfolio........................$127,016,071
    (investment portfolio for Neuberger & Berman International Fund and
     Neuberger & Berman International Trust)

Neuberger & Berman Manhattan Portfolio............................$655,156,471
    (investment portfolio for Neuberger & Berman Manhattan Fund, Neuberger & Berman Manhattan Trust and Neuberger & Berman Manhattan Assets)

Neuberger & Berman Partners Portfolio...........................$3,783,754,657
    (investment portfolio for Neuberger & Berman Partners Fund, Neuberger & Berman Partners Trust and Neuberger & Berman Partners Assets)

Neuberger & Berman Socially Responsive............................$274,230,723
    Portfolio (investment portfolio for Neuberger & Berman Socially Responsive Fund, Neuberger & Berman Socially Responsive Trust and Neuberger & Berman NYCDC Socially Responsive Trust)

Advisers Managers Trust.........................................$2,651,503,613
    (seven series)

             The investment decisions concerning the Portfolio and the other mutual funds managed by N&B Management (collectively, "Other N&B Funds") have been and will continue to be made independently of one another. In terms of their investment objectives, most of the Other N&B Funds differ from the Portfolio. Even where the investment objectives are similar, however, the methods used by the Other N&B Funds and the Portfolio to achieve their objectives may differ. The investment results achieved by all of the mutual funds managed by N&B Management have varied from one another in the past and are likely to vary in the future.

             There may be occasions when the Portfolio and one or more of the Other N&B Funds or other accounts managed by Neuberger & Berman are contemporaneously engaged in purchasing or selling the same securities from or to third parties. When this occurs, the transactions are averaged as to price and allocated, in terms of amount, in accordance with a formula considered to be equitable to the funds involved. Although in some cases this arrangement may have a detrimental effect on the price or volume of the securities as to the Portfolio, in other cases it is believed that the Portfolio's ability to participate in volume transactions may produce better executions for it. In any case, it is the judgment of the Portfolio Trustees that the desirability of the Portfolio's having its advisory arrangements with N&B Management outweighs any disadvantages that may result from contemporaneous transactions.

             The Portfolio is subject to certain limitations imposed on all advisory clients of Neuberger & Berman (including the Portfolio, the Other N&B Funds, and other managed accounts) and personnel of Neuberger & Berman and its affiliates. These include, for example, limits that may be imposed in certain industries or by certain companies, and policies of Neuberger & Berman that limit the aggregate purchases, by all accounts under management, of the outstanding shares of public companies.

MANAGEMENT AND CONTROL OF N&B MANAGEMENT

            The directors and officers of N&B Management, all of whom have offices at the same address as N&B Management, are Richard A. Cantor, Chairman of the Board and director; Stanley Egener, President and director; Theodore P. Giuliano, Vice President and director; Michael M. Kassen, Vice President and director; Irwin Lainoff, director; Lawrence Zicklin, director; Daniel J. Sullivan, Senior Vice President; Peter E. Sundman, Senior Vice President; Michael J. Weiner, Senior Vice President; Claudia A. Brandon, Vice President; Patrick T. Byrne, Vice President; Brooke A. Cobb, Vice President; Robert W. D'Alelio, Vice President; Roberta D'Orio, Vice President; Clara Del

Villar, Vice President; Brian J. Gaffney, Vice President; Joseph G. Galli, Vice President; Robert I. Gendelman, Vice President; Josephine P. Mahaney,
Vice  President;  Ellen Metzger,  Vice President and Secretary;  Paul Metzger,
Vice  President;  Janet W.  Prindle,  Vice  President;  Kevin L.  Risen,  Vice
President; Richard Russell, Vice President; Jennifer K. Silver, Vice President; Kent C. Simons, Vice President; Frederic B. Soule, Vice President; Judith M. Vale, Vice President; Susan Walsh, Vice President; Thomas Wolfe, Vice President; Andrea Trachtenberg, Vice President of Marketing; Robert Conti, Treasurer; Valerie Chang, Assistant Vice President; Stacy Cooper-Shugrue, Assistant Vice President; Barbara DiGiorgio, Assistant Vice President; Michael J. Hanratty, Assistant Vice President; Leslie Holliday-Soto, Assistant Vice President; Jody L. Irwin, Assistant Vice President; Robert L. Ladd, Assistant Vice President; Carmen G. Martinez, Assistant Vice President; Joseph S. Quirk, Assistant Vice President; Ingrid Saukaitis, Assistant Vice President; Josephine Velez, Assistant Vice President; Celeste Wischerth, Assistant Vice President; and Loraine Olavarria, Assistant Secretary. Messrs. Cantor, Egener, Gendelman, Giuliano, Kassen, Lainoff, Risen, Simons, Sundman and Zicklin and Mmes. Prindle, Silver and Vale are principals of Neuberger & Berman.


      Messrs. Egener and Zicklin are trustees and officers, and Messrs. Russell, Sullivan, and Weiner, and Mmes. Brandon, Cooper-Shugrue, DiGiorgio, and Wischerth are officers, of each Trust. C. Carl Randolph, a principal of Neuberger & Berman, also is an officer of each Trust.

            All of the outstanding voting stock in N&B Management is owned by persons who are also principals of Neuberger & Berman.



                            DISTRIBUTION ARRANGEMENTS

             N&B Management serves as the distributor ("Distributor") in connection with the offering of the Fund's shares on a no-load basis to the Plan. In connection with the sale of its shares, the Fund has authorized the Distributor to give only the information, and to make only the statements and representations, contained in the Prospectus and this SAI or that properly may be included in sales literature and advertisements in accordance with the 1933 Act, the 1940 Act, and applicable rules of self-regulatory organizations. Sales may be made only by the Prospectus, which may be delivered personally, through the mails, or by electronic means. The Distributor is the Fund's "principal underwriter" within the meaning of the 1940 Act and, as such, acts as agent in arranging for the sale of the Fund's shares to the Plan without sales commission or other compensation and bears all advertising and promotion expenses incurred in the sale of the Fund's shares.

             The Trust, on behalf of the Fund, and the Distributor are parties to a Distribution Agreement that continues until August 2, 1998. The Distribution Agreement may be renewed annually if specifically approved by (1) the vote of a majority of the Fund Trustees or a 1940 Act majority vote of the Fund's outstanding shares and (2) the vote of a majority of the Independent Fund Trustees, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated by either party and will terminate automatically on its assignment, in the same manner as the Management Agreement.


                        ADDITIONAL REDEMPTION INFORMATION

SUSPENSION OF REDEMPTIONS

             The right to redeem the Fund's shares may be suspended or payment of the redemption price postponed (1) when the New York Stock Exchange ("NYSE") is closed, (2) when trading on the NYSE is restricted, (3) when an emergency exists as a result of which it is not reasonably practicable for the Portfolio to dispose of securities it owns or fairly to determine the value of its net assets, or (4) for such other period as the SEC may by order permit for the protection of the Fund's shareholders. Applicable SEC rules and regulations shall govern whether the conditions prescribed in (2) or (3) exist. If the right of redemption is suspended, the Plan may withdraw its offers of redemption, or it will receive payment at the NAV per share in effect at the close of business on the first day the NYSE is open ("Business Day") after termination of the suspension.

REDEMPTIONS IN KIND

             The Fund reserves the right, under certain conditions, to honor any request for redemption (or a combination of requests from the Plan in any 90-day period) exceeding $250,000 or 1% of the net assets of the Fund, whichever is less, by making payment in whole or in part in securities valued as described under "Share Prices and Net Asset Value" in the Prospectus. If payment is made in securities, the Plan generally will incur brokerage expenses or other transaction costs in converting those securities into cash and will be subject to fluctuation in the market prices of those securities until they are sold. The

Fund does not redeem in kind under normal circumstances, but would do so when the Fund Trustees determined that it was in the best interests of the Fund's shareholders as a whole.


                      DIVIDENDS AND OTHER DISTRIBUTIONS


             The Fund distributes to the Plan substantially all of its share of any net investment income (after deducting expenses incurred directly by the Fund), any net realized capital gains, and any net realized gains from foreign currency transactions earned or realized by the Portfolio. The Portfolio's net investment income consists of all income accrued on portfolio assets less accrued expenses, but does not include capital and foreign currency gains and losses. Net investment income and realized gains and losses are reflected in the Portfolio's NAV (and, hence, the Fund's NAV) until they are distributed. The Fund calculates its net investment income and NAV per share as of the close of regular trading on the NYSE on each Business Day (usually 4:00 p.m. Eastern time).


             Dividends from net investment income and distributions of net realized capital and foreign currency gains, if any, normally are paid once annually, in December.


             Dividends and other distributions are automatically reinvested in additional shares of the Fund, unless the Plan elects to receive them in cash ("cash election"). A cash election remains in effect until the Plan notifies the Fund in writing to discontinue the election.


                           ADDITIONAL TAX INFORMATION

TAXATION OF THE FUND

             In order to continue to qualify for treatment as a RIC under the Code, the Fund must distribute to the Plan for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain, and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. These requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from Hedging Instruments) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); and (2) at the close of each quarter of the Fund's taxable year, (i) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs, and other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities, and (ii) not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or securities of other RICs) of any one issuer.

             Certain funds that invest in portfolios managed by N&B Management have received rulings from the Internal Revenue Service ("Service") that each such fund, as an investor in its corresponding portfolio, will be deemed to own a proportionate share of the portfolio's assets and income for purposes of determining whether the fund satisfies all the requirements described above to qualify as a RIC. Although these rulings may not be relied on as precedent by the Fund, N&B Management believes that the reasoning thereof and, hence, their conclusion apply to the Fund as well.

             The Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ended on October 31 of that year, plus certain other amounts.

             See the next section for a discussion of the tax consequences to the Fund of distributions to it from the Portfolio, investments by the Portfolio in certain securities, and hedging transactions engaged in by the Portfolio.

TAXATION OF THE PORTFOLIO

             Certain portfolios managed by N&B Management, including the other portfolios of Managers Trust, have received rulings from the Service to the effect that, among other things, each such portfolio will be treated as a separate partnership for federal income tax purposes and will not be a "publicly traded partnership." Although these rulings may not be relied on as precedent by the Portfolio, N&B Management believes the reasoning thereof and, hence, their conclusion apply to the Portfolio as well. As a result, the Portfolio is not subject to federal income tax; instead, each investor in the Portfolio, such as the Fund, is required to take into account in determining its federal income tax liability its share of the Portfolio's income, gains, losses, deductions, and credits, without regard to whether it has received any cash distributions from the Portfolio. The Portfolio also is not subject to Delaware or New York income or franchise tax.

             Because the Fund is deemed to own a proportionate share of the Portfolio's assets and income for purposes of determining whether the Fund satisfies the requirements to qualify as a RIC, the Portfolio intends to continue to conduct its operations so that the Fund will be able to continue to satisfy all those requirements.

             Distributions to the Fund from the Portfolio (whether pursuant to a partial or complete withdrawal or otherwise) will not result in the Fund's recognition of any gain or loss for federal income tax purposes, except that (1) gain will be recognized to the extent any cash that is distributed exceeds the Fund's basis for its interest in the Portfolio before the distribution, (2) income or gain will be recognized if the distribution is in liquidation of the Fund's entire interest in the Portfolio and includes a disproportionate share of any unrealized receivables held by the Portfolio, and (3) loss will be recognized if a liquidation distribution consists solely of cash and/or unrealized receivables. The Fund's basis for its interest in the Portfolio generally equals the amount of cash and the basis of any property the Fund invests in the Portfolio, increased by the Fund's share of the Portfolio's net income and capital gains and decreased by (1) the amount of cash and the basis of any property the Portfolio distributes to the Fund and (2) the Fund's share of the Portfolio's losses.

             Dividends and interest received by the Portfolio, and gains realized by the Portfolio, may be subject to income, withholding, or other taxes imposed by foreign countries and U.S. possessions ("foreign taxes") that would reduce the yield and/or total return on its securities. Tax treaties between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.


                  The Portfolio may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is a foreign corporation -- other than a "controlled foreign corporation" (I.E., a foreign corporation in which, on any day during its taxable year, more than 50% of the total voting power of all voting stock therein or the total value of all stock therein is owned, directly, indirectly, or constructively, by "U.S. shareholders," defined as U.S. persons that individually own, directly, indirectly, or constructively, at least 10% of that voting power) as to which the Portfolio is a U.S. shareholder (effective for the taxable year beginning September 1, 1998) -- that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, if the Portfolio holds stock of a PFIC, the Fund (indirectly through its interest in the Portfolio) will be subject to federal income tax on its share of a portion of any "excess distribution" received by the Portfolio on the stock or of any gain on the Portfolio's disposition of the stock (collectively, "PFIC income"), plus interest thereon, even if the Fund distributes its share of the PFIC income as a taxable dividend to the Plan. The balance of the Fund's share of the PFIC income will be included in its investment company taxable income and, accordingly, will not be taxable to it to the extent that income is distributed to the Plan.


            If the Portfolio invests in a PFIC and elects to treat the PFIC as a "qualified electing fund ("QEF")," then in lieu of the Fund's incurring the foregoing tax and interest obligation, the Fund would be required to include in income each year its share of the Portfolio's pro rata share of the QEF's annual ordinary earnings and net capital gain (the excess of net long-term capital gain over net short-term capital loss) -- which most likely would have to be distributed by the Fund to satisfy the Distribution Requirement and avoid imposition of the Excise Tax -- even if those earnings and gain were not received by the Portfolio from the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.


            Effective for taxable years beginning after 1997, a holder of stock in any PFIC may elect to include in ordinary income each taxable year the excess, if any, of the fair market value of the stock over the adjusted basis therein as of the end of that year. Pursuant to the election, a deduction (as an ordinary, not capital, loss) also would be allowed for the excess, if any, of the holder's adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included in income for prior taxable years. The adjusted basis in each PFIC's stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder. Proposed regulations would provide a similar election with respect to the stock of certain PFICs.


            The Portfolio's use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses the

Portfolio realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from Hedging Instruments derived by the Portfolio with respect to its business of investing in securities or foreign currencies, will qualify as permissible income for the Fund under the Income Requirement.





            Exchange-traded futures contracts, certain forward contracts and listed options thereon ("Section 1256 contracts") are required to be marked to market (that is, treated as having been sold at market value) for federal income tax purposes at the end of the Portfolio's taxable year. Sixty percent of any net gain or loss recognized as a result of these "deemed sales," and 60% of any net realized gain or loss from any actual sales, of Section 1256 contracts are treated as long-term capital gain or loss; the remainder is treated as short-term capital gain or loss. As of the date of this SAI, it is not entirely clear whether that 60% portion will qualify for the reduced maximum tax rates on net capital gain enacted by the Taxpayer Relief Act of 1997 -- 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on capital assets held for more than 18 months -- instead of the 28% rate in effect before that legislation, which now applies to gain recognized on capital assets held for more than one year but not more than 18 months. However, proposed technical corrections legislation would clarify that the 20% rate applies.


      The Portfolio may acquire zero coupon securities or other securities issued with original issue discount ("OID"). As a holder of those securities, the Portfolio (and, through it, the Fund) must take into income the OID that accrues on the securities during the taxable year, even if it receives no corresponding payment on the securities during the year. Because the Fund annually must distribute substantially all of its investment company taxable income (including its share of the Portfolio's accrued OID) to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, the Fund may be required in a particular year to distribute as a dividend an amount that is greater than its share of the total amount of cash the Portfolio actually receives. Those distributions will be made from the Fund's (or its share of the Portfolio's) cash assets or, if necessary, from the proceeds of sales of the Portfolio's securities. The Portfolio may realize capital gains or losses from those sales, which would increase or decrease the Fund's investment company taxable income and/or net capital gain.

                             PORTFOLIO TRANSACTIONS

            Neuberger & Berman acts as the Portfolio's principal broker in the purchase and sale of its portfolio securities (other than certain securities traded on the OTC market) and in connection with the purchase and sale of options on its securities.


            During the fiscal year ended August 31, 1995, the Portfolio paid brokerage commissions of $138,378, of which $95,964 was paid to Neuberger & Berman. During the fiscal year ended August 31, 1996, the Portfolio paid brokerage commissions of $208,834, of which $124,879 was paid to Neuberger & Berman.


            During the fiscal year ended August 31, 1997, the Portfolio paid brokerage commissions of $305,640, of which $232,238 was paid to Neuberger & Berman. Transactions in which the Portfolio used Neuberger & Berman as broker comprised 80.59% of the aggregate dollar amount of transactions involving the payment of commissions, and 75.98% of the aggregate brokerage commissions paid by the Portfolio, during the fiscal year ended August 31, 1997. 78.58% of the $73,402 paid to other brokers by the Portfolio during that fiscal year
(representing commissions on transactions involving approximately $30,816,054) was directed to those brokers because of research services they provided. During the fiscal year ended August 31, 1997, the Portfolio acquired securities of the following of its "regular brokers or dealers" (as defined in the 1940 Act):
State Street Bank and Trust Company, N.A.; at that date, that Portfolio held none of the securities of its regular brokers or dealers.


            Portfolio securities are, from time to time, loaned by the Portfolio to Neuberger & Berman in accordance with the terms and conditions of an order issued by the SEC. The order exempts such transactions from provisions of the 1940 Act that would otherwise prohibit such transactions, subject to certain conditions. In accordance with the order, securities loans made by the Portfolio to Neuberger & Berman are fully secured by cash collateral. The portion of the income on the cash collateral which may be shared with Neuberger & Berman is to be determined by reference to concurrent arrangements between Neuberger & Berman and non-affiliated lenders with which it engages in similar transactions. In addition, where Neuberger & Berman borrows securities from the Portfolio in order to re-lend them to others, Neuberger & Berman may be required to pay the Portfolio, on a quarterly basis, certain of the earnings that Neuberger & Berman otherwise has derived from the re-lending of the borrowed securities. When Neuberger & Berman desires to borrow a security that the Portfolio has indicated a willingness to lend, Neuberger & Berman must borrow such security from the Portfolio, rather than from an unaffiliated lender, unless the unaffiliated lender is willing to lend such security on more favorable terms (as specified in the order) than the Portfolio. If, in any month, a Portfolio's expenses exceed its income in any securities loan transaction with Neuberger & Berman, Neuberger & Berman must reimburse the Portfolio for such loss.


            During the fiscal year ended August 31, 1997, the Portfolio earned interest income of $80,484, from the collateralization of securities loans, from which Neuberger & Berman was paid $51,639. During the fiscal years ended August 31, 1996 and 1995, the Portfolio earned no interest income from the collateralization of securities loans.

            The Portfolio may also lend securities to unaffiliated entities, including banks, brokerage firms, and other institutional investors judged creditworthy by N&B Management, provided that cash or equivalent collateral, equal to at least 100% of the market value of the loaned securities, is continuously maintained by the borrower with the Portfolio. The Portfolio may invest the cash collateral and earn income, or it may receive an agreed upon amount of interest income from a borrower who has delivered equivalent collateral. During the time securities are on loan, the borrower will pay the Portfolio an amount equivalent to any dividends or interest paid on such securities. These loans are subject to termination at the option of the Portfolio or the borrower. The Portfolio may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Portfolio does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment.

            A committee of Independent Portfolio Trustees from time to time reviews, among other things, information relating to securities loans by the Portfolio.

            In effecting securities transactions, the Portfolio generally seeks to obtain the best price and execution of orders. Commission rates, being a component of price, are considered along with other relevant factors. The Portfolio plans to continue to use Neuberger & Berman as its principal broker where, in the judgment of N&B Management, that firm is able to obtain a price and execution at least as favorable as other qualified brokers. To the

Portfolio's knowledge, no affiliate of the Portfolio receives give-ups or reciprocal business in connection with its securities transactions.


            The use of Neuberger & Berman as a broker for the Portfolio is subject to the requirements of Section 11(a) of the Securities Exchange Act of 1934. Section 11(a) prohibits members of national securities exchanges from retaining compensation for executing exchange transactions for accounts which they or their affiliates manage, except where they have the authorization of the persons authorized to transact business for the account and comply with certain annual reporting requirements. Managers Trust and N&B Management have expressly authorized Neuberger & Berman to retain such compensation, and Neuberger & Berman has agreed to comply with the reporting requirements of Section 11(a).


            Under the 1940 Act, commissions paid by the Portfolio to Neuberger & Berman in connection with a purchase or sale of securities on a securities exchange may not exceed the usual and customary broker's commission. Accordingly, it is the Portfolio's policy that the commissions paid to Neuberger & Berman must, in N&B Management's judgment, be (1) at least as favorable as those charged by other brokers having comparable execution capability and (2) at least as favorable as commissions contemporaneously charged by Neuberger & Berman on comparable transactions for its most favored unaffiliated customers, except for accounts for which Neuberger & Berman acts as a clearing broker for another brokerage firm and customers of Neuberger & Berman considered by a majority of the Independent Portfolio Trustees not to be comparable to the Portfolio. The Portfolio does not deem it practicable and in its best interests to solicit competitive bids for commissions on each transaction effected by Neuberger & Berman. However, consideration regularly is given to information concerning the prevailing level of commissions charged by other brokers on comparable transactions during comparable periods of time. The 1940 Act generally prohibits Neuberger & Berman from acting as principal in the purchase of portfolio securities from, or the sale of portfolio securities to, the Portfolio unless an appropriate exemption is available.

            A committee of Independent Portfolio Trustees from time to time reviews, among other things, information relating to the commissions charged by Neuberger & Berman to the Portfolio and to its other customers and information concerning the prevailing level of commissions charged by other brokers having comparable execution capability. In addition, the procedures pursuant to which Neuberger & Berman effects brokerage transactions for the Portfolio must be reviewed and approved no less often than annually by a majority of the Independent Portfolio Trustees.

            To ensure that accounts of all investment clients, including the Portfolio, are treated fairly in the event that Neuberger & Berman receives transaction instructions regarding a security for more than one investment account at or about the same time, Neuberger & Berman may combine orders placed on behalf of clients, including advisory accounts in which affiliated persons have an investment interest, for the purpose of negotiating brokerage commissions or obtaining a more favorable price. Where appropriate, securities purchased or sold may be allocated, in terms of amount, to a client according to the proportion that the size of the order placed by that account bears to the aggregate size of orders contemporaneously placed by the other accounts, subject to de minimis exceptions. All participating accounts will pay or receive the same price.

            The Portfolio  expects that it will continue to execute a portion of its transactions through brokers other than Neuberger & Berman. In selecting those brokers, N&B Management considers the quality and reliability of brokerage services, including execution capability, performance, and financial responsibility, and may consider research and other investment information provided by those brokers.

            A committee comprised of officers of N&B Management and principals of Neuberger & Berman who are portfolio managers of the Portfolio and/or Other N&B Funds (collectively, "N&B Funds") and some of Neuberger & Berman's managed accounts ("Managed Accounts") evaluates semi-annually the nature and quality of the brokerage and research services provided by other brokers. Based on this evaluation, the committee establishes a list and projected rankings of preferred brokers for use in determining the relative amounts of commissions to be allocated to those brokers. Ordinarily, the brokers on the list effect a large portion of the brokerage transactions for the N&B Funds and the Managed Accounts that are not effected by Neuberger & Berman. However, in any semi-annual period, brokers not on the list may be used, and the relative amounts of brokerage commissions paid to the brokers on the list may vary substantially from the projected rankings. These variations reflect the following factors, among others: (1) brokers not on the list or ranking below other brokers on the list may be selected for particular transactions because they provide better price and/or execution, which is the primary consideration in allocating brokerage;
(2) adjustments may be required because of periodic changes in the execution capabilities of or research provided by particular brokers or in the execution or research needs of the N&B Funds and/or the Managed Accounts; and (3) the aggregate amount of brokerage commissions generated by transactions for the N&B

Funds and the Managed Accounts may change substantially from one semi-annual period to the next.


            The commissions paid to a broker other than Neuberger & Berman may be higher than the amount another firm might charge if N&B Management determines in good faith that the amount of those commissions is reasonable in relation to the value of the brokerage and research services provided by the broker. N&B Management believes that those research services benefit the Portfolio by supplementing the information otherwise available to N&B Management. That research may be used by N&B Management in servicing Other N&B Funds and, in some cases, by Neuberger & Berman in servicing the Managed Accounts. On the other hand, research received by N&B Management from brokers effecting portfolio transactions on behalf of the Other N&B Funds and by Neuberger & Berman from brokers effecting portfolio transactions on behalf of the Managed Accounts may be used for the Portfolio's benefit.


      Janet W. Prindle, a Vice President of N&B Management and a principal of Neuberger & Berman is the person primarily responsible for making decisions as to specific action to be taken with respect to the investment portfolio of the Portfolio. She has full authority to take action with respect to portfolio transactions and may or may not consult with other personnel of N&B Management prior to taking such action. If Ms. Prindle is unavailable to perform her responsibilities, Robert Ladd and/or Ingrid Saukaitis, each of whom is an Assistant Vice President of N&B Management, will assume responsibility for the Portfolio.


PORTFOLIO TURNOVER

             The Portfolio's  portfolio  turnover rate is calculated by dividing
(1) the lesser of the cost of the securities purchased or the proceeds from the securities sold by the Portfolio during the fiscal year (other than securities, including options, whose maturity or expiration date at the time of acquisition was one year or less) by (2) the month-end average of the value of such securities owned by the Portfolio during the fiscal year.


                             REPORTS TO SHAREHOLDERS

             Shareholders of the Fund receive unaudited semi-annual financial statements, as well as year-end financial statements audited by the independent accountants for the Fund and Portfolio. The Fund's statements show the investments owned by the Portfolio and the market values thereof and provide other information about the Fund and its operations, including the Fund's beneficial interest in the Portfolio.


                          CUSTODIAN AND TRANSFER AGENT

             The Fund and Portfolio have selected State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, MA 02110 as custodian for their securities and cash. State Street also serves as the Fund's transfer agent, administering purchases, redemptions, and transfers of Fund shares and the payment of dividends and other distributions to the Plan. All correspondence should be mailed to the Plan, 40 Rector Street, 3rd Floor, New York, NY 10006. In addition, State Street serves as transfer agent for the Portfolio.


                             INDEPENDENT ACCOUNTANTS

             The Fund and Portfolio have selected Coopers & Lybrand L.L.P., One Post Office Square, Boston, MA 02109, as the independent accountants who will audit their financial statements.


                                  LEGAL COUNSEL

             The Fund and Portfolio have selected Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., 2nd Floor, Washington, D.C. 20036-1800, as their legal counsel.


              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

             As of December 1, 1997, the Deferred Compensation Plan of the City of New York and Related Agencies and Instrumentalities, 40 Rector Street, 3rd Floor, New York, New York 10006, owned 100% of the outstanding shares of the Fund; and the Fund held 72.08% of the interests in the Portfolio.


                             REGISTRATION STATEMENT

             This SAI and the Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectus. The registration statement, including the exhibits filed therewith, may be examined at the SEC's offices in Washington, D.C.

             Statements contained in this SAI and in the Prospectus as to the contents of any contract or other document referred to are not necessarily complete. In each instance where reference is made to the copy of any contract or other document filed as an exhibit to the registration statement, each such statement is qualified in all respects by such reference.


                              FINANCIAL STATEMENTS

             The following financial statements and related documents are incorporated herein by reference from the Fund's Annual Report to shareholders for the fiscal year ended August 31, 1997:


             The audited financial statements of the Fund and Portfolio and notes thereto for the fiscal year ended August 31, 1997, and the reports of Coopers & Lybrand L.L.P., independent accountants, with respect to such audited financial statements of the Fund and the Portfolio.

                                                                      Appendix A

                RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER


             S&P CORPORATE BOND RATINGS:

             AAA - Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

             AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

             A - Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

             BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

             PLUS (+) OR MINUS (-) - The ratings above may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

             MOODY'S CORPORATE BOND RATINGS:

             Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin, and principal is secure. Although the various protective elements are likely to change, the changes that can be visualized are most unlikely to impair the fundamentally strong position of the issue.

             Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as "high grade bonds." They are rated lower than the best bonds because margins of protection may not be as large as in AAA-rated securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa-rated securities.

             A - Bonds rated A possess many favorable investment attributes and are considered to be as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

             Baa - Bonds which are rated Baa are considered as medium grade obligations; i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

             MODIFIERS - Moody's may apply numerical modifiers 1, 2, and 3 in each generic rating classification described above. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating category.

             S&P COMMERCIAL PAPER RATINGS:

             A-1 - This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+).

             A-2 - This designation denotes satisfactory capacity for timely payment. However, the relative degree of safety is not as high as for issues designated A-1.

             MOODY'S COMMERCIAL PAPER RATINGS:

             Issuers rated PRIME-1 (or related supporting institutions), also known as P-1, have a superior capacity for repayment of short-term promissory obligations. PRIME-1 repayment capacity will normally be evidenced by the following characteristics:

             -     Leading market positions in well-established industries.
             -     High rates of return on funds employed.

             - Conservative capitalization structures with moderate reliance on debt and ample asset protection.
             - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
             - Well-established access to a range of financial markets and assured sources of alternate liquidity.

             Issuers rated PRIME-2 (or related supporting institutions), also known as P-2, have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

                         NEUBERGER & BERMAN EQUITY TRUST
                  POST-EFFECTIVE AMENDMENT NO. 12 ON FORM N-1A

                                     PART C

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits
-------   ---------------------------------
(a)  Financial Statements:

     The audited financial statements contained in the Annual Reports to Shareholders of the Registrant for the fiscal year ended August 31, 1997 for Neuberger & Berman Equity Trust (with respect to Neuberger & Berman Focus Trust, Neuberger & Berman Genesis Trust, Neuberger & Berman Guardian Trust, Neuberger & Berman Manhattan Trust, Neuberger & Berman Partners Trust and Neuberger & Berman NYCDC Socially Responsive Trust) and Equity Managers Trust (with respect to Neuberger & Berman Focus Portfolio, Neuberger & Berman Genesis Portfolio,
Neuberger & Berman Guardian Portfolio, Neuberger & Berman Manhattan Portfolio, Neuberger & Berman Partners Portfolio and Neuberger & Berman NYCDC Socially Responsive Portfolio) and the reports of the independent auditors/accountants are incorporated into the Statement of Additional Information by reference.

     Included in Part A of this Post-Effective Amendment: FINANCIAL HIGHLIGHTS for Neuberger & Berman Focus Trust, Neuberger & Berman Genesis Trust, Neuberger & Berman Guardian Trust, Neuberger & Berman Manhattan Trust, Neuberger & Berman Partners Trust and Neuberger & Berman NYCDC Socially Responsive Trust.

(b)  Exhibits:

             Exhibit
             Number                     Description
             ------                     -----------

             (1)         (a)   Certificate of Trust.  Incorporated by
                               Reference to Post-Effective No. 8 to
                               Registrant's Registration Statement, File
                               Nos. 33-64368 and 811-7784, Edgar Accession
                               No. 0000898432-95-000427.

                         (b) Trust Instrument of Neuberger & Berman Equity Trust. Incorporated by Reference to Post-Effective No. 8 to Registrant's Registration Statement, File Nos. 33-64368 and 811-7784, Edgar Accession
                               No. 0000898432-95-000427.

                         (c) Schedule A - Current Series of Neuberger & Berman Equity Trust. Incorporated by reference to Post-Effective Amendment No. 12 to Registrant's Registration Statement, File Nos. 33-64368 and 811-7784, Edgar Accession No. 0000898432-97-000398.

             (2)         By-laws of Neuberger & Berman Equity Trust.
                         Incorporated by Reference to Post-Effective No. 8 to Registrant's Registration Statement, File
                         Nos. 33-64368 and 811-7784, Edgar Accession
                         No. 0000898432-95-000427.

             (3)         Voting Trust Agreement.  None.

             Exhibit
             Number                     Description
             ------                     -----------


             (4)         (a)   Trust Instrument of Neuberger & Berman Equity
                               Trust, Articles IV, V, and VI. Incorporated by Reference to Post-Effective No. 8 to
                               Registrant's Registration Statement, File Nos.
                               33-64368 and 811-7784, Edgar Accession No.
                               0000898432-95-000427.

                         (b) By-laws of Neuberger & Berman Equity Trust, Articles V, VI, and VIII. Incorporated by Reference to Post-Effective No. 8 to Registrant's Registration Statement, File Nos. 33-64368 and 811-7784, Edgar Accession No. 0000898432-95-000427.

             (5)         (a)   (i)   Management Agreement Between Equity
                                     Managers Trust and Neuberger & Berman
                                     Management Incorporated.  Incorporated
                                     by Reference to Post-Effective Amendment
                                     No. 70 to Registration Statement of
                                     Neuberger & Berman Equity Funds, File
                                     Nos. 2-11357 and 811-582, Edgar
                                     Accession No. 0000898432-000314.

                               (ii)  Schedule A - Series of Equity Managers
                                     Trust Currently Subject to the
                                     Management Agreement.  Incorporated by
                                     Reference to Post-Effective Amendment
                                     No. 70 to Registration Statement of
                                     Neuberger & Berman Equity Funds, File
                                     Nos. 2-11357 and 811-582, Edgar
                                     Accession No. 0000898432-000314.

                               (iii) Schedule B - Schedule of Compensation
                                     Under the Management Agreement.
                                     Incorporated by Reference to
                                     Post-Effective Amendment No. 70 to
                                     Registration Statement of Neuberger &
                                     Berman Equity Funds, File Nos. 2-11357
                                     and 811-582, Edgar Accession No.
                                     0000898432-000314.

                         (b)   (i)   Sub-Advisory Agreement Between Neuberger
                                     & Berman Management Incorporated and
                                     Neuberger & Berman, LLC with Respect to
                                     Equity Managers Trust.  Incorporated by
                                     Reference to Post-Effective Amendment
                                     No. 70 to Registration Statement of
                                     Neuberger & Berman Equity Funds, File
                                     Nos. 2-11357 and 811-582, Edgar
                                     Accession No. 0000898432-000314.

                               (ii) Schedule A - Series of Equity Managers Trust Currently Subject to the Sub-Advisory Agreement. Incorporated by Reference to Post-Effective Amendment No. 70 to Registration Statement of Neuberger & Berman Equity Funds, File Nos. 2-11357 and 811-582, Edgar
                                     Accession No. 0000898432-000314.

             Exhibit
             Number                     Description
             ------                     -----------


                               (iii) Substitution Agreement Among Neuberger &
                                     Berman Management Incorporated, Equity
                                     Managers Trust, Neuberger & Berman,
                                     L.P., and Neuberger & Berman, LLC.
                                     Incorporated by Reference to Amendment
                                     No. 7 to Registration Statement of
                                     Equity Managers Trust, File No.
                                     811-7910, Edgar Accession No.
                                     0000898432-96-000557.

                         (c)   (i)   Management Agreement Between Global
                                     Managers Trust and Neuberger & Berman
                                     Management Incorporated. Incorporated by
                                     Reference to Post-Effective Amendment
                                     No. 74 to Registration Statement of
                                     Neuberger & Berman Equity Funds, File
                                     Nos. 2-11357 and 811-582, Edgar
                                     Accession No. 0000898432-95-000426.

                               (ii)  Schedule A - Series of Global Managers
                                     Trust Currently Subject to the
                                     Management Agreement.  Incorporated by
                                     Reference to Post-Effective Amendment
                                     No. 74 to Registration Statement of
                                     Neuberger & Berman Equity Funds, File
                                     Nos. 2-11357 and 811-582, Edgar
                                     Accession No. 0000898432-95-000426.

                               (iii) Schedule B - Schedule of Compensation
                                     Under the Management Agreement.
                                     Incorporated by Reference to
                                     Post-Effective Amendment No. 74 to
                                     Registration Statement of Neuberger &
                                     Berman Equity Funds, File Nos. 2-11357
                                     and 811-582, Edgar Accession No.
                                     0000898432-95-000426.

                         (d)   (i)   Sub-Advisory Agreement Between Neuberger
                                     & Berman Management Incorporated and
                                     Neuberger & Berman, LLC with Respect to
                                     Global Managers Trust.  Incorporated by
                                     Reference to Post-Effective Amendment
                                     No. 74 to Registration Statement of
                                     Neuberger & Berman Equity Funds, File
                                     Nos. 2-11357 and 811-582, Edgar
                                     Accession No. 0000898432-95-000426.

                               (ii)  Schedule A - Series of Global Managers
                                     Trust Currently Subject to the
                                     Sub-Advisory Agreement.  Incorporated by
                                     Reference to Post-Effective Amendment
                                     No. 74 to Registration Statement of
                                     Neuberger & Berman Equity Funds, File
                                     Nos. 2-11357 and 811-582, Edgar
                                     Accession No. 0000898432-000426.

             Exhibit
             Number                     Description
             ------                     -----------

                               (iii) Substitution Agreement among Neuberger &
                                     Berman Management Incorporated, Global
                                     Managers Trust, Neuberger & Berman, L.P.
                                     and Neuberger & Berman, LLC.
                                     Incorporated by Reference to the
                                     substantially similar agreement filed in
                                     Amendment No. 7 to the Registration
                                     Statement of Equity Managers Trust, File
                                     No. 811-7910, Edgar Accession No.
                                     0000898432-96-000557 (the documents
                                     differ only with respect to the date of
                                     and the master fund party to the
                                     subadvisory agreement under which
                                     substitution is sought and the name of
                                     the executing master fund).

             (6)   (a)   Distribution Agreement Between Neuberger & Berman
                         Equity Trust and Neuberger & Berman Management
                         Incorporated.  Filed Herewith.

                   (b) Schedule A - Series of Neuberger & Berman Equity Trust Currently Subject to the Distribution Agreement. Filed Herewith.

             (7)         Bonus, Profit Sharing or Pension Plans.  None.

             (8)         (a)   Custodian Contract Between Neuberger & Berman
                               Equity Trust and State Street Bank and Trust
                               Company.  Incorporated by Reference to
                               Post-Effective No. 8 to Registrant's
                               Registration Statement, File Nos. 33-64368 and
                               811-7784, Edgar Accession
                               No. 0000898432-95-000427.

                         (b) Schedule of Compensation under the Custodian Contract. Incorporated by Reference to Post-Effective No. 10 to Registrant's Registration Statement, File Nos. 33-64368 and 811-7784, Edgar Accession No.
                               0000898432-96-000532.

                         (c) Agreement Between Neuberger & Berman Equity Trust and State Street Bank and Trust Company Adding Neuberger & Berman International Trust as a Portfolio Governed by the Custodian Contract. Incorporated by reference to Post-Effective Amendment No. 12 to Registrant's Registration Statement, File Nos. 33-64368 and 811-7784, Edgar Accession No. 0000898432-97-000398.

             Exhibit
             Number                     Description
             ------                     -----------

             (9)   (a)   (i)   Transfer Agency and Service Agreement Between
                               Neuberger & Berman Equity Trust and State
                               Street Bank and Trust Company. Incorporated by Reference to Post-Effective No. 8 to
                               Registrant's Registration Statement, File
                               Nos. 33-64368 and 811-7784, Edgar Accession
                               No. 0000898432-95-000427.

                         (ii) Agreement Between Neuberger & Berman Equity Trust and State Street Bank and Trust Company Adding Neuberger & Berman NYCDC Socially Responsive Trust as a Portfolio Governed by the Transfer Agency Agreement. Incorporated by Reference to Post-Effective No. 8 to Registrant's Registration Statement, File Nos. 33-64368 and 811-7784, Edgar Accession No. 0000898432-95-000427.

                         (iii) Agreement Between Neuberger & Berman Equity
                               Trust and State Street Bank and Trust Company Adding Neuberger & Berman International Trust as a Portfolio Governed by the Transfer Agency and Service Agreement. Incorporated by reference to Post-Effective Amendment No. 12 to Registrant's Registration Statement, File Nos. 33-64368 and 811-7784, Edgar Accession No. 0000898432-97-000398.

                         (iv) First Amendment to Transfer Agency and Service Agreement between Neuberger & Berman Equity Trust and State Street Bank and Trust
                               Company.  Incorporated by Reference to
                               Post-Effective No. 8 to Registrant's
                               Registration Statement, File Nos. 33-64368 and 811-7784, Edgar Accession
                               No. 0000898432-95-000427.

                         (v) Schedule of Compensation under the Transfer Agency and Service Agreement. Incorporated by Reference to Post-Effective No. 10 to Registrant's Registration Statement, File Nos. 33-64368 and 811-7784, Edgar Accession No. 0000898432-96-000-532.

                         (vi) Second Amendment to Transfer Agency and Service Agreement between Neuberger & Berman Equity Trust and State Street Bank and Trust Company. Incorporated by reference to Post-Effective Amendment No. 12 to Registrant's Registration Statement, File Nos. 33-64368 and 811-7784, Edgar Accession No. 0000898432-97-000398.

                   (b)   (i)   Administration Agreement Between Neuberger &
                               Berman Equity Trust and Neuberger & Berman
                               Management Incorporated.  Filed Herewith.

             Exhibit
             Number                     Description
             ------                     -----------

                         (ii) Schedule A - Series of Neuberger & Berman Equity Trust Currently Subject to the Administration Agreement. Filed Herewith.

                         (iii) Schedule B - Schedule of Compensation Under
                               the Administration Agreement. Incorporated by Reference to Post-Effective No. 8 to Registrant's Registration Statement, File
                               Nos. 33-64368 and 811-7784, Edgar Accession
                               No. 0000898432-95-000427.

             (10)  (a)   Opinion and Consent of Kirkpatrick & Lockhart LLP on
                         Securities Matters with Respect to Neuberger & Berman
                         Equity Trust.  Filed Herewith.

                   (b) Opinion and Consent of Kirkpatrick & Lockhart LLP on Securities Matters with Respect to Neuberger & Berman NYCDC Socially Responsive Trust. Filed Herewith.

             (11)  (a)   Consent of Ernst & Young LLP., Independent
                         Auditors.  Filed Herewith.

                   (b)   Consent of Coopers & Lybrand L.L.P.,
                         Independent Accountants.  Filed Herewith.

             (12)        Financial Statements Omitted from Prospectus.  None.

             (13)        Letter of Investment Intent.  None.

             (14)        Prototype Retirement Plan.  None.

             (15)        Plan Pursuant to Rule 12b-1.  None.

             (16)        Schedule of Computation of Performance Quotations.
                         None.

             (17)        Financial Data Schedule.  Filed Herewith.

             (18)        Plan Pursuant to Rule 18f-3.  None.


Item 25.     Persons Controlled By or Under Common Control With Registrant
--------     -------------------------------------------------------------

             No person is controlled by or under common control with the Registrant. (Registrant is organized in a master/feeder structure and technically may be considered to control the master fund in which it invests, Equity Managers Trust.

Item 26.     Number of Holders of Securities
--------     -------------------------------

             The following information is given as of October 31, 1997.

                                                               Number of
             Title of Class                                 Record Holders
             --------------                                 --------------

             Shares of beneficial interest,
             $0.001 par value, of:

      Neuberger & Berman Focus Trust                               81
      Neuberger & Berman Genesis Trust                            360
      Neuberger & Berman Guardian Trust                           333
      Neuberger & Berman Manhattan Trust                           51
      Neuberger & Berman Partners Trust                           146
      Neuberger & Berman NYCDC Socially Responsive Trust            2
      Neuberger & Berman International Trust                        0


Item 27.     Indemnification
--------     ---------------

     A Delaware business trust may provide in its governing instrument for indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article IX, Section 2 of the Trust Instrument provides that the Registrant shall indemnify any present or former trustee, officer, employee or agent of the Registrant ("Covered Person") to the fullest extent permitted by law against liability and all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding ("Action") in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other body to be liable to the Registrant or its shareholders by reason of "willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office" ("Disabling Conduct"), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Registrant. In the event of a settlement, no indemnification may be provided unless there has been a determination that the officer or trustee did not engage in Disabling Conduct (i) by the court or other body approving the settlement;
(ii) by at least a majority of those trustees who are neither interested persons, as that term is defined in the Investment Company Act of 1940 ("1940 Act"), of the Registrant ("Independent Trustees"), nor are parties to the matter based upon a review of readily available facts; or (iii) by written opinion of independent legal counsel based upon a review of readily available facts.

     Pursuant to Article IX, Section 3 of the Trust Instrument, if any present or former shareholder of any series ("Series") of the Registrant shall be held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason, the present or former shareholder (or his or her heirs, executors, administrators or other legal representatives or in the case of any entity, its general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Registrant, on behalf of the affected Series, shall, upon request by such shareholder, assume the defense of any claim made against such shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

     Section 9 of the Management Agreements between Neuberger and Berman Management Incorporated ("N&B Management") and Equity Managers Trust and Global Managers Trust (Equity Managers Trust and Global Managers Trust are collectively referred to as the "Managers Trusts") provide that neither N&B Management nor any director, officer or employee of N&B Management performing services for the series of the Managers Trusts at the direction or request of N&B Management in connection with N&B Management's discharge of its obligations under the Agreements shall be liable for any error of judgment or mistake of law or for any loss suffered by a series in connection with any matter to which the Agreements relate; provided, that nothing in the Agreements shall be construed
(i) to protect N&B Management against any liability to the Managers Trusts or any series thereof or their interest holders to which N&B Management would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of N&B Management's reckless disregard of its obligations and duties under the Agreements, or (ii) to protect any director, officer or employee of N&B Management who is or was a trustee or officer of the Managers Trusts against any liability to the Managers Trusts or any series thereof or their interest holders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office with the Managers Trusts.

     Section  1 of  the  Sub-Advisory  Agreements  between  N&B  Management  and
Neuberger & Berman, LLC ("Neuberger & Berman") with respect to the Managers Trusts provides that, in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties, or of reckless disregard of its duties and obligations under the Agreements, Neuberger & Berman will not be subject to any liability for any act or omission or any loss suffered by any series of the Managers Trusts or their interest holders in connection with the matters to which the Agreements relate.

     Section 11 of the Distribution Agreement between the Registrant and N&B Management provides that N&B Management shall look only to the assets of a Series for the Registrant's performance of the Agreement by the Registrant on behalf of such Series, and neither the Trustees nor any of the Registrant's officers, employees or agents, whether past, present or future, shall be personally liable therefor.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("1933 Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 28.     Business and Other Connections of Adviser and Sub-Adviser
--------     ---------------------------------------------------------

     There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each director or officer of N&B Management and each principal of Neuberger & Berman is, or at any time during the past two years has been, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee.

Name                                Business and Other Connections
----                                ------------------------------

Claudia A. Brandon                  Secretary, Neuberger & Berman Advisers
Vice President, N&B                 Management Trust; Secretary, Advisers
Management                          Managers Trust; Secretary, Neuberger &
                                    Berman Income Funds; Secretary, Neuberger &
                                    Berman Income Trust; Secretary, Neuberger &
                                    Berman Equity Funds; Secretary, Neuberger &
                                    Berman Equity Trust; Secretary, Income
                                    Managers Trust; Secretary, Equity Managers
                                    Trust; Secretary, Global Managers Trust;
                                    Secretary, Neuberger & Berman Equity Assets.

Brooke A. Cobb
Vice President, N&B                 Chief Investment Officer, Bainco
Management                          International Investors.1  Senior Vice
                                    President and Senior Portfolio Manager,
                                    Putnam Investments.2

Stacy Cooper-Shugrue                Assistant Secretary, Neuberger & Berman
Assistant Vice President,           Advisers Management Trust; Assistant
N&B Management                      Secretary, Advisers Managers Trust;
                                    Assistant Secretary, Neuberger & Berman
                                    Income Funds; Assistant Secretary, Neuberger
                                    & Berman Income Trust; Assistant Secretary,
                                    Neuberger & Berman Equity Funds; Assistant
                                    Secretary, Neuberger & Berman Equity Trust;
                                    Assistant Secretary, Income Managers Trust;
                                    Assistant Secretary, Equity Managers Trust;
                                    Assistant Secretary, Global Managers Trust;
                                    Assistant  Secretary, Neuberger & Berman
                                    Equity Assets.

Robert W. D'Alelio                  Senior Portfolio Manager, Putnam
Vice President, N&B                 Investments.3
Management

Barbara DiGiorgio,                  Assistant Treasurer, Neuberger & Berman
Assistant Vice President,           Advisers Management Trust; Assistant
N&B Management                      Treasurer, Advisers Managers Trust;
                                    Assistant Treasurer, Neuberger & Berman
                                    Income Funds; Assistant Treasurer, Neuberger
                                    & Berman Income Trust; Assistant Treasurer,
                                    Neuberger & Berman Equity Funds; Assistant
                                    Treasurer, Neuberger & Berman Equity Trust;
                                    Assistant Treasurer, Income Managers Trust;
                                    Assistant Treasurer, Equity Managers Trust;
                                    Assistant Treasurer, Global Managers Trust;
                                    Assistant Treasurer, Neuberger & Berman
                                    Equity Assets.

Stanley Egener                      Chairman of the Board and Trustee,
President and Director,             Neuberger & Berman Advisers Management
N&B Management; Principal,          Trust; Chairman of the Board and Trustee,
Neuberger & Berman                  Advisers Managers Trust; Chairman of the
                                    Board and Trustee, Neuberger & Berman Income
                                    Funds; Chairman of the Board and Trustee,
                                    Neuberger & Berman Income Trust; Chairman of the Board and Trustee, Neuberger & Berman
                                    Equity Funds; Chairman of the Board and
                                    Trustee, Neuberger & Berman Equity Trust;

----------

1 Until 1997.
2 Until 1995.
3 Until 1996.

Name                                Business and Other Connections
----                                ------------------------------

                                    Chairman of the Board and Trustee, Income
                                    Managers Trust; Chairman of the Board and
                                    Trustee, Equity Managers Trust; Chairman of the Board and Trustee, Global Managers Trust; Chairman of the Board and Trustee, Neuberger & Berman Equity Assets.

Theodore P. Giuliano                President and Trustee, Neuberger & Berman
Vice President and                  Income Funds; President and Trustee,
Director, N&B Management;           Neuberger & Berman Income Trust; President
Principal, Neuberger & Berman       and Trustee, Income Managers Trust.

C. Carl Randolph                    Assistant Secretary, Neuberger & Berman
Principal, Neuberger & Berman       Advisers Management Trust; Assistant
                                    Secretary, Advisers Managers Trust;
                                    Assistant Secretary, Neuberger & Berman
                                    Income Funds; Assistant Secretary, Neuberger
                                    & Berman Income Trust; Assistant Secretary,
                                    Neuberger & Berman Equity Funds; Assistant
                                    Secretary, Neuberger & Berman Equity Trust;
                                    Assistant Secretary, Income Managers Trust;
                                    Assistant Secretary, Equity Managers Trust;
                                    Assistant Secretary, Global Managers Trust;
                                    Assistant Secretary,  Neuberger & Berman
                                    Equity Assets.

Richard Russell                     Treasurer, Neuberger & Berman Advisers
Vice President,                     Management Trust; Treasurer, Advisers
N&B Management                      Managers Trust; Treasurer, Neuberger &
                                    Berman Income Funds; Treasurer, Neuberger &
                                    Berman Income Trust; Treasurer, Neuberger &
                                    Berman Equity Funds; Treasurer, Neuberger &
                                    Berman Equity Trust; Treasurer, Income
                                    Managers Trust; Treasurer, Equity Managers
                                    Trust; Treasurer, Global Managers Trust;
                                    Treasurer, Neuberger & Berman Equity Assets.

Ingrid Saukaitis                    Project Director, Council on Economic
Assistant Vice President,           Priorities.4
N&B Management

Jennifer K. Silver                  Portfolio Manager and Director, Putnam
Vice President, N&B                 Investments.5
Management; Principal,
Neuberger & Berman

Daniel J. Sullivan                  Vice President, Neuberger & Berman Advisers
Senior Vice President,              Management Trust; Vice President, Advisers
N&B Management                      Managers Trust; Vice President, Neuberger &
                                    Berman Income Funds; Vice President,
                                    Neuberger & Berman Income Trust; Vice
                                    President, Neuberger & Berman Equity Funds;
                                    Vice President, Neuberger & Berman Equity
                                    Trust; Vice President, Income Managers
                                    Trust; Vice President, Equity Managers
                                    Trust; Vice President, Global Managers
                                    Trust; Vice President, Neuberger & Berman
                                    Equity Assets.
----------

4 Until 1997
5 Until 1997.

Name                                Business and Other Connections
----                                ------------------------------

Michael J. Weiner                   Vice President, Neuberger & Berman Advisers
Senior Vice President,              Management Trust; Vice President, Advisers
N&B Management                      Managers Trust; Vice President, Neuberger &
                                    Berman Income Funds; Vice President,
                                    Neuberger & Berman Income Trust; Vice
                                    President, Neuberger & Berman Equity Funds;
                                    Vice President, Neuberger & Berman Equity
                                    Trust; Vice President, Income Managers
                                    Trust; Vice President, Equity Managers
                                    Trust; Vice President, Global Managers
                                    Trust; Vice President, Neuberger & Berman
                                    Equity Assets.

Celeste Wischerth,                  Assistant Treasurer, Neuberger & Berman
Assistant Vice President,           Advisers Management Trust; Assistant
N&B Management                      Treasurer, Advisers Managers Trust;
                                    Assistant Treasurer, Neuberger & Berman
                                    Income Funds; Assistant Treasurer, Neuberger
                                    & Berman Income Trust; Assistant Treasurer,
                                    Neuberger & Berman Equity Funds; Assistant
                                    Treasurer, Neuberger & Berman Equity Trust;
                                    Assistant Treasurer, Income Managers Trust;
                                    Assistant Treasurer, Equity Managers Trust;
                                    Assistant Treasurer, Global Managers Trust;
                                    Assistant  Treasurer, Neuberger & Berman
                                    Equity Assets.

Lawrence Zicklin                    President and Trustee, Neuberger & Berman
Director, N&B Management;           Advisers Management Trust; President and
Principal, Neuberger & Berman       Trustee, Advisers Managers Trust; President
                                    and Trustee, Neuberger & Berman Equity
                                    Funds; President and Trustee, Neuberger &
                                    Berman Equity Trust; President and Trustee,
                                    Equity Managers Trust; President, Global
                                    Managers Trust; President and Trustee,
                                    Neuberger & Berman Equity Assets.


      The principal address of N&B Management, Neuberger & Berman, and of each of the investment companies named above, is 605 Third Avenue, New York, New York 10158.


Item 29.  Principal Underwriters
--------  ----------------------

          (a) N&B Management, the principal underwriter distributing securities of the Registrant, is also the principal underwriter and distributor for each of the following investment companies:

               Neuberger & Berman Advisers Management Trust
               Neuberger & Berman Equity Funds
               Neuberger & Berman Equity Assets
               Neuberger & Berman Income Funds
               Neuberger & Berman Income Trust

          N&B Management is also the investment manager to the master funds in which the above-named investment companies invest.

          (b) Set forth below is information concerning the directors and officers of the Registrant's principal underwriter. The principal business address of each of the persons listed is 605 Third Avenue, New York, New York 10158-0180, which is also the address of the Registrant's principal underwriter.

                           Positions and Offices        Positions and Offices
Name                       With Underwriter             With Registrant
----                       ---------------------        ---------------------

Claudia A. Brandon         Vice President               Secretary

Patrick T. Byrne           Vice President               None

Richard A. Cantor          Chairman of the Board        None

Valerie Chang              Assistant Vice President     None

Brooke A. Cobb             Vice President               None

Robert Conti               Treasurer                    None

Stacy Cooper-Shugrue       Assistant Vice President     Assistant Secretary

Robert W. D'Alelio         Vice President               None

Clara Del Villar           Vice President               None

Barbara DiGiorgio          Assistant Vice President     Assistant Treasurer

Roberta D'Orio             Assistant Vice President     None

Stanley Egener             President and Director       Chairman of the
                                                        Board, Chief
                                                        Executive Officer,
                                                        and Trustee

Brian Gaffney              Vice President               None

Joseph G. Galli            Assistant Vice President     None

Robert I. Gendelman        Vice President               None

Theodore P. Giuliano       Vice President and Director  None

Michael J. Hanratty        Assistant Vice President     None

Leslie Holliday-Soto       Assistant Vice President     None

Jody L. Irwin              Assistant Vice President     None

Michael M. Kassen          Vice President and Director  None

Robert L. Ladd             Assistant Vice President     None

Irwin Lainoff              Director                     None

Josephine Mahaney          Vice President               None

Carmen G. Martinez         Assistant Vice President     None

Ellen Metzger              Vice President and Secretary None

Paul Metzger               Vice President               None

Loraine Olavarria          Assistant Secretary          None

Janet W. Prindle           Vice President               None

Joseph S. Quirk            Assistant Vice President     None

Kevin L. Risen             Vice President               None

                           Positions and Offices        Positions And Offices
Name                       With Underwriter             With Registrant
----                       ---------------------        ---------------------

Richard Russell            Vice President               Treasurer and
                                                        Principal Accounting
                                                        Officer

Ingrid Saukaitis           Assistant Vice President     None

Jennifer K. Silver         Vice President               None

Kent C. Simons             Vice President               None

Frederick B. Soule         Vice President               None

Daniel J. Sullivan         Senior Vice President        Vice President

Peter E. Sundman           Senior Vice President        None

Andrea Trachtenberg        Vice President of Marketing  None

Judith M. Vale             Vice President               None

Josephine Velez            Assistant Vice President     None

Susan Walsh                Vice President               None

Michael J. Weiner          Senior Vice President        Vice President and
                                                        Principal Financial
                                                        Officer

Celeste Wischerth          Assistant Vice President     Assistant Treasurer

Thomas Wolfe               Vice President               None

Lawrence Zicklin           Director                     Trustee and President

     (c) No commissions or other compensation were received directly or indirectly from the Registrant by any principal underwriter who was not an affiliated person of the Registrant.

Item 30.    Location of Accounts and Records
--------    --------------------------------

          All accounts,  books and other documents  required to be maintained by
Section 31(a) of the 1940 Act, as amended, and the rules promulgated thereunder with respect to the Registrant are maintained at the offices of State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, except for the Registrant's Trust Instrument and By-laws, minutes of meetings of the Registrant's Trustees and shareholders and the Registrant's policies and contracts, which are maintained at the offices of the Registrant, 605 Third Avenue, New York, New York 10158.

          All accounts,  books and other documents  required to be maintained by
Section 31(a) of the 1940 Act, as amended, and the rules promulgated thereunder with respect to Equity Managers Trust are maintained at the offices of State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, except for the Equity Managers Trust's Declaration of Trust and By-laws, minutes of meetings of Equity Managers Trust's Trustees and interest holders and Equity Managers Trust's policies and contracts, which are maintained at the offices of the Equity Managers Trust, 605 Third Avenue, New York, New York 10158.

          All accounts,  books and other documents  required to be maintained by
Section 31(a) of the 1940 Act, as amended, and the rules promulgated thereunder with respect to Global Managers Trust are maintained at the offices of State

Street Cayman Trust Company, Ltd., Elizabethan Square, P.O. Box 1984, George Town, Grand Cayman, Cayman Islands, BWI.

Item 31.    Management Services
--------    -------------------

          Other than as set forth in Parts A and B of this Registration Statement, the Registrant is not a party to any management-related service contract.

Item 32.    Undertakings
--------    ------------

          Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, NEUBERGER & BERMAN EQUITY TRUST certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 13 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City and State of New York on the 10th day of December, 1997.

                              NEUBERGER & BERMAN EQUITY TRUST


                                      By:/s/ Lawrence Zicklin
                                         ----------------------------
                                            Lawrence Zicklin*
                                            President

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 13 has been signed below by the following persons in the capacities and on the date indicated.



Signature                          Title                         Date
---------                          -----                         ----

/s/ Faith Colish                   Trustee                  December 10, 1997
-------------------------
Faith Colish*


/s/ Donald M. Cox                  Trustee                  December 10, 1997
-------------------------
Donald M. Cox*


/s/ Stanley Egener                 Chairman of the Board    December 10, 1997
-------------------------            and Trustee (Chief
Stanley Egener*                      Executive Officer)


/s/ Howard A. Mileaf               Trustee                  December 10, 1997
-------------------------
Howard A. Mileaf*


/s/ Edward I. O'Brien              Trustee                  December 10, 1997
-------------------------
Edward I. O'Brien*


                       (signatures continued on next page)

Signature                          Title                         Date
---------                          -----                         ----

/s/ John T. Patterson, Jr.         Trustee                  December 10, 1997
--------------------------
John T. Patterson, Jr.*


/s/ John P. Rosenthal              Trustee                  December 10, 1997
--------------------------
John P. Rosenthal*


/s/ Cornelius T. Ryan              Trustee                  Decmeber 10, 1997
--------------------------
Cornelius T. Ryan*


/s/ Gustave H. Shubert             Trustee                  December 10, 1997
--------------------------
Gustave H. Shubert*


/s/ Lawrence Zicklin               President and Trustee    December 10, 1997
--------------------------
Lawrence Zicklin*


/s/ Michael J. Weiner              Vice President           December 10, 1997
--------------------------           (Principal Financial
Michael J. Weiner*                     Officer)


/s/ Richard Russell                Treasurer (Principal     December 10, 1997
--------------------------           Accounting Officer)
Richard Russell*










         * Signatures affixed by Beth A. Stekler pursuant to a Power of Attorney dated October 24, 1996, and filed herewith.

                                POWER OF ATTORNEY
                                -----------------


         NEUBERGER & BERMAN EQUITY TRUST, a Delaware business trust ("Trust"), and each of its undersigned officers and trustees hereby nominates, constitutes and appoints Lawrence Zicklin, Michael J. Weiner, Richard M. Phillips, Arthur C. Delibert, Dana L. Platt, Susan M. Casey and Beth A. Stekler (with full power to each of them to act alone) its/his/her true and lawful attorney-in-fact and agent, for it/him/her and on its/his/her behalf and in its/his/her name, place and stead in any and all capacities, to make, execute and sign the Trust's Registration Statement on Form N-1A under the Securities Act of 1933 and/or the Investment Company Act of 1940, any registration statements on Form N-14, and any and all amendments to such registration statements on Form N-1A or Form N-14, and to file with the Securities and Exchange Commission, and any other regulatory authority having jurisdiction over the offer and sale of shares of the Beneficial Interest of the Trust, any such registration statement or amendment, and any and all supplements thereto or to any prospectus or statement of additional information forming a part thereof, and any and all exhibits and other documents requisite in connection therewith, granting unto said attorneys, and each of them, full power and authority to do and perform each and every act and thing requisite and necessary to be done in and about the premises as fully to all intents and purposes as the Trust and the undersigned officers and trustees itself/themselves might or could do.

         IN WITNESS WHEREOF, NEUBERGER & BERMAN EQUITY TRUST has caused this power of attorney to be executed in its name by its President, and attested by its Secretary, and the undersigned officers and trustees have hereunto set their hands and seals this 24th day of October, 1996.

                                 NEUBERGER & BERMAN EQUITY TRUST


                                 By: /s/ Lawrence Zicklin
                                     --------------------------------------
                                     Lawrence Zicklin, President

[SEAL]

ATTEST:

/s/ Claudia A. Brandon
------------------------------
Claudia A. Brandon,
Secretary

          Signature                                        Title
          ---------                                        -----



/s/ Stanley Egener
----------------------------------              Chairman of the Board, Chief
Stanley Egener                                  Executive Officer, and Trustee


/s/ Lawrence Zicklin
----------------------------------              President and Trustee
Lawrence Zicklin


/s/ Michael J. Weiner
----------------------------------              Vice President and Principal
Michael J. Weiner                               Financial Officer


/s/ Richard Russell
----------------------------------              Treasurer and Principal
Richard Russell                                 Accounting Officer


/s/ Faith Colish
----------------------------------              Trustee
Faith Colish


/s/ Donald M. Cox
----------------------------------              Trustee
Donald M. Cox


/s/ Alan R. Gruber
----------------------------------              Trustee
Alan R. Gruber


/s/ Howard A. Mileaf
----------------------------------              Trustee
Howard A. Mileaf


/s/ Edward I. O'Brien
----------------------------------              Trustee
Edward I. O'Brien









                       [signatures continued on next page]

          Signature                                        Title
          ---------                                        -----



/s/ John T. Patterson, Jr.
----------------------------------                          Trustee
John T. Patterson, Jr.


/s/ John P. Rosenthal
----------------------------------                          Trustee
John P. Rosenthal


/s/ Cornelius T. Ryan
----------------------------------                          Trustee
Cornelius T. Ryan


/s/ Gustave H. Shubert
----------------------------------                          Trustee
Gustave H. Shubert

                                   SIGNATURES
                                   ----------

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, EQUITY MANAGERS TRUST certifies that it meets all of the requirements for effectiveness of the Post-Effective Amendment No. 13 to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City and State of New York on the 10th day of December 1997.

                                      EQUITY MANAGERS TRUST


                                      By:/s/ Lawrence Zicklin
                                         -----------------------------
                                            Lawrence Zicklin*
                                            President

         Pursuant to the requirements of the Securities Act of 1933, the Post-Effective Amendment No. 13 has been signed below by the following persons in the capacities and on the date indicated.

Signature                          Title                         Date
---------                          -----                         ----

/s/ Faith Colish                   Trustee                  December 10, 1997
-------------------------
Faith Colish*


/s/ Donald M. Cox                  Trustee                  December 10, 1997
-------------------------
Donald M. Cox*


/s/ Stanley Egener                 Chairman of the Board    December 10, 1997
-------------------------            and Trustee (Chief
Stanley Egener*                      Executive Officer)


/s/ Howard A. Mileaf               Trustee                  December 10, 1997
-------------------------
Howard A. Mileaf*


/s/ Edward I. O'Brien              Trustee                  December 10, 1997
-------------------------
Edward I. O'Brien*


                       (signatures continued on next page)

Signature                          Title                         Date
---------                          -----                         ----

/s/ John T. Patterson, Jr.         Trustee                  December 10, 1997
--------------------------
John T. Patterson, Jr.*


/s/ John P. Rosenthal              Trustee                  December 10, 1997
--------------------------
John P. Rosenthal*


/s/ Cornelius T. Ryan              Trustee                  Decmeber 10, 1997
--------------------------
Cornelius T. Ryan*


/s/ Gustave H. Shubert             Trustee                  December 10, 1997
--------------------------
Gustave H. Shubert*


/s/ Lawrence Zicklin               President and Trustee    December 10, 1997
--------------------------
Lawrence Zicklin*


/s/ Michael J. Weiner              Vice President           December 10, 1997
--------------------------           (Principal Financial
Michael J. Weiner*                     Officer)


/s/ Richard Russell                Treasurer (Principal     December 10, 1997
--------------------------           Accounting Officer)
Richard Russell*









         * Signatures affixed by Beth A. Stekler pursuant to a Power of Attorney dated October 24, 1996, and filed herewith.

                                POWER OF ATTORNEY
                                -----------------


         EQUITY MANAGERS TRUST, a New York trust (the "Trust"), and each of its undersigned officers and trustees hereby nominates, constitutes and appoints Lawrence Zicklin, Michael J. Weiner, Richard M. Phillips, Arthur C. Delibert, Susan M. Casey, Dana L. Platt and Beth A. Stekler (with full power to each of them to act alone) its/his/her true and lawful attorney-in-fact and agent, for it/him/her and on its/his/her behalf and in its/his/her name, place and stead in any and all capacities, to make, execute and sign any feeder fund Registration Statements on Form N-1A under the Securities Act of 1933 and/or the Investment Company Act of 1940 and any amendments thereto, any amendments to the Trust's Registration Statement on Form N-1A under the Investment Company Act of 1940, any registration statements on Form N-14 and any amendments thereto, and to file with the Securities and Exchange Commission, and any other regulatory authority having jurisdiction over the offer and sale of shares of such feeder fund, any such registration statement or amendments, and any and all supplements thereto or to any prospectus or statement of additional information forming a part thereof, and any and all exhibits and other documents requisite in connection therewith, granting unto said attorneys, and each of them, full power and authority to do and perform each and every act and thing requisite and necessary to be done in and about the premises as fully to all intents and purposes as the Trust and the undersigned officers and trustees itself/themselves might or could do.

         IN WITNESS WHEREOF, EQUITY MANAGERS TRUST has caused this power of attorney to be executed in its name by its President, and attested by its Secretary, and the undersigned officers and trustees have hereunto set their hands this 24th day of October, 1996.


                                      EQUITY MANAGERS TRUST


                                      By:  /s/ Lawrence Zicklin
                                           ------------------------------
                                           Lawrence Zicklin, President

[SEAL]

ATTEST:

/s/ Claudia A. Brandon
------------------------------
Claudia A. Brandon,
Secretary

                       [Signatures Continued on Next Page]

          Signature                                        Title
          ---------                                        -----



/s/ Stanley Egener
----------------------------------              Chairman of the Board, Chief
Stanley Egener                                  Executive Officer, and Trustee


/s/ Lawrence Zicklin
----------------------------------              President and Trustee
Lawrence Zicklin


/s/ Michael J. Weiner
----------------------------------              Vice President and Principal
Michael J. Weiner                               Financial Officer


/s/ Richard Russell
----------------------------------              Treasurer and Principal
Richard Russell                                 Accounting Officer


/s/ Faith Colish
----------------------------------              Trustee
Faith Colish


/s/ Donald M. Cox
----------------------------------              Trustee
Donald M. Cox


/s/ Alan R. Gruber
----------------------------------              Trustee
Alan R. Gruber


/s/ Howard A. Mileaf
----------------------------------              Trustee
Howard A. Mileaf


/s/ Edward I. O'Brien
----------------------------------              Trustee
Edward I. O'Brien

          Signature                                        Title
          ---------                                        -----



/s/ John T. Patterson, Jr.
----------------------------------                          Trustee
John T. Patterson, Jr.


/s/ John P. Rosenthal
----------------------------------                          Trustee
John P. Rosenthal


/s/ Cornelius T. Ryan
----------------------------------                          Trustee
Cornelius T. Ryan


/s/ Gustave H. Shubert
----------------------------------                          Trustee
Gustave H. Shubert

                         NEUBERGER & BERMAN EQUITY TRUST
                  POST-EFFECTIVE AMENDMENT NO. 13 ON FORM N-1A

                                INDEX TO EXHIBITS

                                                                 Sequentially
Exhibit                                                           Numbered
Number                    Description                               Page
------                    -----------                               ----


(1)        (a)   Certificate of Trust.  Incorporated by             N.A.
                 Reference to Post-Effective No. 8 to
                 Registrant's Registration Statement, File
                 Nos. 33-64368 and 811-7784, Edgar Accession
                 No. 0000898432-95-000427.

           (b)   Trust Instrument of Neuberger & Berman             N.A.
                 Equity Trust.  Incorporated by Reference to
                 Post-Effective No. 8 to Registrant's
                 Registration Statement, File Nos. 33-64368 and 811-7784, Edgar Accession
                 No. 0000898432-95-000427.

           (c)   Schedule A - Current Series of Neuberger &         N.A.
                 Berman Equity Trust.  Incorporated by
                 reference to Post-Effective Amendment No. 12 to Registrant's Registration Statement, File
                 Nos. 33-64368 and 811-7784, Edgar Accession
                 No. 0000898432-97-000398.

(2)        By-laws of Neuberger & Berman Equity Trust.              N.A.
           Incorporated by Reference to Post-Effective No. 8 to Registrant's Registration Statement, File
           Nos. 33-64368 and 811-7784, Edgar Accession
           No. 0000898432-95-000427.

(3)        Voting Trust Agreement.  None.                           N.A.

(4)        (a)   Trust Instrument of Neuberger &                    N.A.
                 Berman Equity Trust, Articles IV, V, and
                 VI.  Incorporated by Reference to
                 Post-Effective No. 8 to Registrant's
                 Registration Statement, File Nos. 33-64368 and 811-7784, Edgar Accession No.
                 0000898432-95-000427.

           (b)   Bylaws of Neuberger & Berman Equity
                 Trust, Articles V, VI, and VIII.
                 Incorporated by Reference to Post-Effective
                 No. 8 to Registrant's Registration
                 Statement, File Nos. 33-64368 and 811-7784,
                 Edgar Accession No. 0000898432-95-000427.

(5)        (a)   (i)   Management Agreement Between Equity          N.A.
                       Managers Trust and Neuberger & Berman
                       Management Incorporated.  Incorporated
                       by Reference to Post-Effective
                       Amendment No. 70 to Registration
                       Statement of Neuberger & Berman Equity
                       Funds, File Nos. 2-11357 and 811-582,
                       Edgar Accession No. 0000898432-000314.

                                                                 Sequentially
Exhibit                                                           Numbered
Number                    Description                               Page
------                    -----------                               ----

                 (ii)  Schedule A - Series of Neuberger &           N.A.
                       Berman Equity Managers Trust Currently
                       Subject to the Management Agreement.
                       Incorporated by Reference to
                       Post-Effective Amendment No. 70 to
                       Registration Statement of Neuberger &
                       Berman Equity Funds, File Nos. 2-11357
                       and 811-582, Edgar Accession No.
                       0000898432-000314.

                 (iii) Schedule B - Schedule of Compensation        N.A.
                       Under the Management Agreement.
                       Incorporated by Reference to
                       Post-Effective Amendment No. 70 to
                       Registration Statement of Neuberger &
                       Berman Equity Funds, File Nos. 2-11357
                       and 811-582, Edgar Accession No.
                       0000898432-000314.

           (b)   (i)   Sub-Advisory Agreement Between               N.A.
                       Neuberger & Berman Management
                       Incorporated and Neuberger & Berman,
                       LLC with Respect to Equity Managers
                       Trust.  Incorporated by Reference to
                       Post-Effective Amendment No. 70 to
                       Registration Statement of Neuberger &
                       Berman Equity Funds, File Nos. 2-11357
                       and 811-582, Edgar Accession No.
                       0000898432-000314.

                 (ii)  Schedule A - Series of Neuberger &           N.A.
                       Berman Equity Managers Trust Currently
                       Subject to the Sub-Advisory
                       Agreement.  Incorporated by Reference
                       to Post-Effective Amendment No. 70 to
                       Registration Statement of Neuberger &
                       Berman Equity Funds, File Nos. 2-11357
                       and 811-582, Edgar Accession No.
                       0000898432-000314.

           (c)   (i)    Management Agreement Between Global         N.A.
                        Managers Trust and Neuberger & Berman
                        Management, Incorporated by Reference
                        to Post-Effective Amendment No. 74 to
                        Registrant's Registration Statement,
                        File Nos. 2-11357 and 811-582, Edgar
                        Accession No. 0000898432-95-000426.

                 (ii)   Schedule A - Series of Global Managers      N.A.
                        Trust Currently Subject to the
                        Management Agreement.  Incorporated
                        by Reference to Post-Effective
                        Amendment No. 74 to Registrant's
                        Registration Statement, File Nos.
                        2-11357 and 811-582, Edgar Accession
                        No. 0000898432-95-000426.

                                                                 Sequentially
Exhibit                                                           Numbered
Number                    Description                               Page
------                    -----------                               ----

                 (iii)  Schedule B - Schedule of Compensation       N.A.
                        Under the Management Agreement.
                        Incorporated by Reference to
                        Post-Effective Amendment No. 74 to
                        Registrant's Registration Statement,
                        File Nos. 2-11357 and 811-582, Edgar
                        Accession No. 0000898432-95-000426.

           (d)   (i)    Sub-Advisory Agreement Between              N.A.
                        Neuberger & Berman Management
                        Incorporated and Neuberger & Berman,
                        LLC with Respect to Global Managers
                        Trust.  Incorporated by Reference to
                        Post-Effective Amendment No. 74 to
                        Registrant's Registration Statement,
                        File Nos. 2-11357 and 811-582, Edgar
                        Accession No. 0000898432-95-000426.

                 (ii)   Schedule A - Series of Global Managers      N.A.
                        Trust Currently Subject to the
                        Sub-Advisory Agreement, Incorporated
                        by Reference to Post-Effective
                        Amendment No. 74 to Registrant's
                        Registration Statement, File Nos.
                        2-11357 and 811-582, Edgar Accession
                        No. 0000898432-95-000426.

(6)  (a)   Distribution Agreement Between Neuberger & Berman        _____
           Equity Trust and Neuberger & Berman Management.
           Filed Herewith.

     (b)   Schedule A - Series of Neuberger & Berman Equity         _____
           Trust Currently Subject to the Distribution
           Agreement.  Filed Herewith.

(7)        Bonus, Profit Sharing or Pension Plans.  None.           N.A.

                                                                 Sequentially
Exhibit                                                           Numbered
Number                    Description                               Page
------                    -----------                               ----

(8)        (a)   Custodian Contract Between Neuberger &             N.A.
                 Berman Equity Trust and State Street Bank and Trust Company. Incorporated by
                 Reference to Post-Effective No. 8 to
                 Registrant's Registration Statement, File
                 Nos. 33-64368 and 811-7784, Edgar Accession
                 No. 0000898432-95-000427.

           (b)   Schedule of Compensation Under the Custodian       N.A.
                 Contract.  Incorporated by Reference to
                 Post-Effective No. 10 to Registrant's
                 Registration Statement, File Nos. 33-64368 and 811-7784, Edgar Accession No.
                 0000898432-96-000532.

           (c)   Agreement Between Neuberger & Berman Equity        N.A.
                 Trust and State Street Bank Trust Company
                 Adding Neuberger & Berman International
                 Trust as a Portfolio Governed by the
                 Custodian Contract.  Incorporated by
                 reference to Post-Effective Amendment No. 12 to Registrant's Registration Statement, File
                 Nos. 33-64368 and 811-7784, Edgar Accession
                 No. 0000898432-97-000398.

(9)  (a)   (i)   Transfer Agency and Service Agreement              N.A.
                 Between Neuberger & Berman Equity Trust and
                 State Street Bank and Trust Company.
                 Incorporated by Reference to Post-Effective
                 No. 8 to Registrant's Registration
                 Statement, File Nos. 33-64368 and 811-7784,
                 Edgar Accession No. 0000898432-95-000427.

           (ii)  Agreement Between Neuberger & Berman Equity        N.A.
                 Trust and State Street Bank and Trust
                 Company Adding Neuberger & Berman NYCDC
                 Socially Responsive Trust as a Portfolio
                 Governed by the Transfer Agency Agreement.
                 Incorporated by Reference to Post-Effective
                 No. 8 to Registrant's Registration
                 Statement, File Nos. 33-64368 and 811-7784,
                 Edgar Accession No. 0000898432-95-000427.

           (iii) Agreement Between Neuberger & Berman Equity        N.A.
                 Trust and State Street Bank and Trust
                 Company Adding Neuberger & Berman
                 International Trust as a Portfolio Governed by the Transfer Agency Agreement.
                 Incorporated by reference to Post-Effective
                 Amendment No. 12 to Registrant's
                 Registration Statement, File Nos. 33-64368 and 811-7784, Edgar Accession No.
                 0000898432-97-000398.

                                                                 Sequentially
Exhibit                                                           Numbered
Number                    Description                               Page
------                    -----------                               ----

           (iv)  First Amendment to Transfer Agency and             N.A.
                 Service Agreement between Equity Trust and
                 State Street Bank and Trust Company.
                 Incorporated by Reference to Post-Effective
                 No. 8 to Registrant's Registration
                 Statement, File Nos. 33-64368 and 811-7784,
                 Edgar Accession No. 0000898432-95-000427.

           (v)   Schedule of Compensation under the Transfer        N/A.
                 Agency and Service Agreement. Incorporated by Reference to Post-Effective No. 10 to
                 Registrant's Registration Statement, File
                 Nos. 33-64368 and 811-7784, Edgar Accession
                 No. 0000898432-96-000532.

           (vi)  Second Amendment to Transfer Agency and            N.A.
                 Service Agreement between Equity Trust and
                 State Street Bank and Trust Company.
                 Incorporated by reference to Post-Effective
                 Amendment No. 12 to Registrant's
                 Registration Statement, File Nos. 33-64368 and 811-7784, Edgar Accession No.
                 0000898432-97-000398.

     (b)   (i)   Administration Agreement Between Neuberger &       ____
                 Berman Equity Trust and Neuberger & Berman
                 Management Incorporated.  Filed Herewith.

           (ii)  Schedule A - Series of Neuberger & Berman          ____
                 Equity Trust Currently Subject to the
                 Administration Agreement.  Filed Herewith.

           (iii) Schedule B - Schedule of Compensation Under        N.A.
                 the Administration Agreement. Incorporated by Reference to Post-Effective No. 8 to
                 Registrant's Registration Statement, File
                 Nos. 33-64368 and 811-7784, Edgar Accession
                 No. 0000898432-95-000427.

(10) (a)   Opinion and Consent of Kirkpatrick & Lockhart LLP        _____
           on Securities Matters with Respect to Neuberger &
           Berman Equity Trust.  Filed Herewith.

     (b)   Opinion and Consent of Kirkpatrick & Lockhart LLP        _____
           on securities matters with Respect to Neuberger &
           Berman NYCDC Socially Responsive Trust.  Filed
           Herewith.

(11) (a)   Consent of Ernst & Young LLP, Independent                _____
           Auditors.  Filed Herewith.

     (b)   Consent of Coopers & Lybrand  L.L.P., Independent        _____
           Accountants.  Filed Herewith.

(12)       Financial Statements Omitted from Prospectus.            N.A.
           None.

(13)       Letter of Investment Intent.  None.                      N.A.

(14)       Prototype Retirement Plan.  None.                        N.A.

(15)       Plan Pursuant to Rule 12b-1.  None.                      N.A.

(16)       Schedule of Computation of Performance                   N.A.
           Quotations.  None.

(17)       Financial Data Schedule.  Filed Herewith.                _____

(18)       Plan Pursuant to Rule 18f-3.  None.                      N.A.